    As filed with the Securities and Exchange Commission on December 29, 2006
                    Registration Nos. 033-35190 and 811-6114

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                       Post-Effective Amendment No. 39                       [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                              Amendment No. 37                               [X]

                           AMERICAN PERFORMANCE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)

                                 (800) 762-7085
              (Registrant's Telephone Number, including Area Code)

                               Jennifer J. Hankins
                                    President
                           American Performance Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 Alan G. Priest
                                Ropes & Gray LLP
                                One Metro Center
                          700 12th Street NW, Suite 900
                            Washington, DC 20005-3948

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)

[X]  On January 1, 2007 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  On ________________ pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  On ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

       Title of securities being registered: Shares of Beneficial Interest

        (AMERICAN PERFORMANCE FUNDS LOGO)
           AMERICAN PERFORMANCE FUNDS
                 January 1, 2007

                                         PROSPECTUS

                                         BOND FUNDS
                                         Short-Term Income Fund
                                         Intermediate Bond Fund
                                         Bond Fund
                                         Intermediate Tax-Free Bond Fund

                                         NO-LOAD INVESTOR SHARES

                                         INSTITUTIONAL SHARES

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.



(RIBBON LOGO)

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please see:
Fund Summaries.

TABLE OF CONTENTS
INTRODUCTION                              1
FUND SUMMARIES                            2
    Short-Term Income Fund                2
    Intermediate Bond Fund               10
    Bond Fund                            18
    Intermediate Tax-Free Bond Fund      26

If you would like more information about the following topics, please see:


YOUR ACCOUNT                            34
    Distribution/Service (12b-1)
      Fees                              34
    Opening an Account                  35
    Buying Shares                       37
    Selling Shares                      39
    Distribution and Shareholder
      Servicing
      Arrangements - Revenue
      Sharing                           42
    Exchanging Shares                   43
    Transaction Policies                43
    Additional Investor Services        44
    Dividends and Capital Gains         45
    Taxes                               45
    Additional Information about
      the Funds                         48
INVESTMENT MANAGEMENT                   49
FINANCIAL HIGHLIGHTS                    52
INVESTMENT PRACTICES AND RISKS          61
GLOSSARY OF INVESTMENT TERMS            74


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2007

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Introduction

                                American Performance Funds is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds"). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds' original class of shares, the No-Load Investor Class Shares ("Investor Shares") and the Institutional Class Shares ("Institutional Shares"). Please read this prospectus and keep it for future reference.

                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio management team invests each Fund's assets in a way that the managers believe will help the Fund achieve its goal. The managers' judgments about the bond and stock markets, economy and companies, and their methods of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries
 BOND FUNDS

                                Short-Term Income Fund
                                ------------------------------------------------

                                INVESTMENT GOAL
                                Total return by investing in U.S. government and investment grade corporate debt securities and mortgage-related securities.

                                PRINCIPAL INVESTMENT STRATEGY
                                The Short-Term Income Fund seeks to maximize total return by investing primarily in an actively managed, diversified portfolio of short-term bonds and other fixed income securities. To pursue this goal, under normal circumstances, the Fund invests at least 80% of its assets in securities with an average maturity of less than three years and maintains the dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days' prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds. The Fund invests primarily in investment grade or comparable quality debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S.
CREDIT
QUALITY:
A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie
                                Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund invests in debt obligations only if they carry a rating within the four highest rating categories assigned by a nationally recognized statistical ratings organization. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.


                                The Fund's average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of maximizing total return.


                                In managing the portfolio, the managers search for inefficiencies not only at the macro, or top down level, but also at the individual security level.


                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

BOND
MATURITIES:
A BOND IS ISSUED WITH A SPECIFIC MATURITY DATE -- THE DATE WHEN THE BOND'S ISSUER, OR SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       4
FUND SUMMARIES

                                INTEREST RATES:
                                ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND
                                FUND IS THE RISE AND FALL OF INTEREST RATES.
                                WHEN INTEREST RATES RISE, A BOND'S VALUE
                                GENERALLY DECLINES.

                                (AMERICAN PERFORMANCE FUNDS LOGO)

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

    PROSPECTUS

                                       5

                                - PREPAYMENT/CALL RISK -- Prepayment risk is the
                                  chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

                                - MUNICIPAL RISK -- Municipal risk involves the
                                  possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

                                       6
FUND SUMMARIES

Short-Term Income Fund (continued)

                                PERFORMANCE INFORMATION
                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.




                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.




                                ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1996                                                                             4.35
1997                                                                             7.82
1998                                                                             7.36
1999                                                                             3.54
2000                                                                             8.95
2001                                                                             7.58
2002                                                                             6.27
2003                                                                             3.56
2004                                                                             2.21
2005                                                                             2.84


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.41%.



                               Best Quarter:   Q4     2000     2.91%
                               Worst Quarter:  Q2     2004    -0.47%

    PROSPECTUS

                                This table compares the Fund's average annual total returns for periods ending December 31, 2005 to those of the Merrill Lynch 1-5 Year Bond U.S. Government/Corporate Index. The returns included in the table are only for Investor Shares. The Institutional Shares were not offered for sale in 2005.

                                AVERAGE ANNUAL TOTAL RETURN
                                (PERIODS ENDED 12/31/05)


                                                        1 Year      5 Years    10 Years
                               ---------------------------------------------------------
                               Short-Term Income
                                 Fund(1)                 2.84%       4.47%       5.42%
                               ---------------------------------------------------------
                               Return After Taxes on
                                 Distributions*,(1)      1.59%       2.84%       3.34%
                               ---------------------------------------------------------
                               Return After Taxes on
                                 Distributions and
                                 Sale of Fund
                                 Shares*(,1)             1.84%       2.84%       3.33%
                               ---------------------------------------------------------
                               Merrill Lynch 1-5 Year
                                 Bond U.S.
                                 Government/Corporate
                                 Index(2)                1.44%       4.63%       5.35%
                               ---------------------------------------------------------


                                * After tax returns are calculated using a
                                  standard set of assumptions. The stated
                                  returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

                                (1) Prior to January 1, 2006, a maximum sales
                                    charge of 2.00% was imposed. This sales
                                    charge is not reflected in the total return figures.

                                (2) The Merrill Lynch 1-5 Year Bond U.S.
                                    Government/Corporate Index is an unmanaged index comprised of investment grade government and corporate debt securities with maturities between 1 and 5 years.

    PROSPECTUS

                                       8
FUND SUMMARIES

Short-Term Income Fund (continued)
FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.*



                            INVESTOR   INSTITUTIONAL
                             SHARES       SHARES
                            --------   -------------
Investment Advisory Fees    0.55%+          0.55%+
Distribution/Service
(12b-1) Fees                 0.25%          0.00%
Other Expenses#             0.61%+          0.61%
TOTAL ANNUAL FUND
  OPERATING EXPENSES+        1.41%          1.16%
Less Contractual Fee
  Waivers                    0.00%         -0.25%++
NET TOTAL ANNUAL FUND
  OPERATING EXPENSES         1.41%          0.91%


------------------------------------------------

* The expense information in the Annual Fund
  Operating Expenses table has been restated to reflect the fees associated with the recently adopted Shareholder Servicing Plan and a reduction in custody fees.



# Other Expenses includes a 0.25% Shareholder
  Servicing Fee paid by each class.


++ For the period through December 31, 2007, the
   Adviser has contractually agreed to waive all Shareholder Servicing Fees paid by
   Institutional Shares.



+ The Adviser has agreed voluntarily to waive
  0.40% of its Investment Advisory Fees and to cap Shareholder Servicing Fees paid by Investor Shares at 0.10%, and the Administrator has agreed voluntarily to waive
  0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2007 but may be terminated at any time. If these fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:






                              INVESTOR   INSTITUTIONAL
                               SHARES       SHARES
                              --------   -------------
       Investment Advisory
       Fees                    0.15%          0.15%
       Distribution/Service
       (12b-1) Fees            0.25%          0.00%
       Other Expenses          0.36%          0.51%
       TOTAL ANNUAL FUND
         OPERATING EXPENSES    0.76%          0.66%
       Less Contractual Fee
         Waivers               0.00%         -0.25%
       NET TOTAL ANNUAL FUND
         OPERATING EXPENSES    0.76%          0.41%


---------------------------------------------------

ADDITIONAL
INFORMATION
DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
AXIA Investment Management, Inc.
Tulsa, OK

INCEPTION DATE
October 19, 1994

NET ASSETS AS OF
NOVEMBER 30, 2006

$256 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$1,000 (Investor)
$100,000 (Institutional)

NEWSPAPER ABBREVIATION
Am Perform ShTrInc (Investor)

AMERICAN PERFORMANCE FUND NUMBER
008 (Investor)
047 (Institutional)

CUSIP NUMBER
028846806 (Investor)
028846780 (Institutional)

TICKER SYMBOL
APSTX (Investor)
AISTX (Institutional)

    PROSPECTUS

------------------------------------------------

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
Investor Shares         $ 144     $ 446     $ 771     $1,691
Institutional Shares    $  93     $ 334     $ 614     $1,387

    PROSPECTUS

                                       10
FUND SUMMARIES

                                Intermediate Bond Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Total return by investing in U.S. government and investment grade corporate debt securities and mortgage-related securities.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Intermediate Bond Fund seeks to maximize total return by investing primarily in an actively managed, diversified portfolio of intermediate bond and other fixed income securities. To pursue this goal, under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days' prior notice to shareholders. The Fund invests primarily in investment grade or comparable quality debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal
CREDIT QUALITY:
A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund invests in debt obligations only if they carry a rating within the four highest rating categories assigned by a nationally recognized statistical ratings organization. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.

    PROSPECTUS

                                       12
FUND SUMMARIES

Intermediate Bond Fund (continued)
                                The Fund's average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of maximizing total return.

                                In managing the portfolio, the manager searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                INTEREST RATES:
                                ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND FUND IS THE RISE AND FALL OF INTEREST RATES. WHEN INTEREST RATES RISE, A BOND'S VALUE GENERALLY DECLINES.

                                BOND MATURITIES:
                                A BOND IS ISSUED WITH A SPECIFIC MATURITY
                                DATE -- THE DATE WHEN THE BOND'S ISSUER, OR
                                SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(AMERICAN PERFORMANCE FUNDS LOGO)

                                (AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

                                - PREPAYMENT/CALL RISK -- Prepayment risk is the
                                  chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

                                - MUNICIPAL RISK -- Municipal risk involves the
                                  possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

    PROSPECTUS

                                       14
FUND SUMMARIES

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                PERFORMANCE INFORMATION
                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1996                                                                             2.93
1997                                                                             8.05
1998                                                                             6.79
1999                                                                             1.57
2000                                                                             9.17
2001                                                                             7.92
2002                                                                             7.02
2003                                                                             4.03
2004                                                                             2.73
2005                                                                             2.81


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.37%.



                               Best Quarter:   Q3     1998     3.21%
                               Worst Quarter:  Q1     1996    -1.58%

    PROSPECTUS

                                This table compares the Fund's average annual total returns for periods ending December 31, 2005 to those of the Lehman Brothers Intermediate Aggregate Index. The returns included in the table are only for Investor Shares. The Institutional Shares were not offered for sale in 2005.
                                 AVERAGE ANNUAL TOTAL RETURNS
                                 (PERIODS ENDED 12/31/05)


                                                       1 Year      5 Years    10 Years
                               --------------------------------------------------------
                               Intermediate Bond
                                 Fund(1)                2.81%       4.88%       5.27%
                               --------------------------------------------------------
                               Return After Taxes
                                 on
                                Distributions*,(1)      1.47%       3.05%       3.14%
                               --------------------------------------------------------
                               Return After Taxes
                                 on Distributions
                                 and Sale of Fund
                                 Shares*,(1)            1.81%       3.06%       3.17%
                               --------------------------------------------------------
                               Lehman Brothers
                                 Intermediate
                                 Aggregate
                                 Index(2)               2.01%       5.50%       5.97%
                               --------------------------------------------------------


                                * After tax returns are calculated using a
                                  standard set of assumptions. The stated
                                  returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

                                (1) Prior to January 1, 2006, a maximum sales
                                    charge of 2.50% was imposed. This sales
                                    charge is not reflected in the total return figures.
                                (2) The Lehman Brothers Intermediate Aggregate
                                    Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government securities, government agency securities, corporate, and mortgage-backed securities with maturities between three and ten years.

    PROSPECTUS

                                       16
FUND SUMMARIES

Intermediate Bond Fund (continued)
------------------------------------------------
Annual Fund Operating Expenses

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.*



                                           INVESTOR   INSTITUTIONAL
                                            SHARES       SHARES
                                           --------   -------------
Investment Advisory Fees                    0.55%         0.55%
Distribution/Service (12b-1) Fees           0.25%         0.00%
Other Expenses#                             0.59%         0.59%
TOTAL ANNUAL FUND OPERATING EXPENSES+       1.39%         1.14%
Less Contractual Fee Waivers                0.00%        -0.25%++
NET TOTAL ANNUAL FUND OPERATING EXPENSES    1.39%         0.89%


------------------------------------------------

* The expense information in the Annual Fund
  Operating Expenses table has been restated to reflect the fees associated with the recently adopted Shareholder Servicing Plan and a reduction in custody fees.



# Other Expenses includes a 0.25% Shareholder
  Servicing Fee paid by each class.


++ For the period through December 31, 2007, the
   Adviser has contractually agreed to waive all Shareholder Servicing Fees paid by
   Institutional Shares.



+ The Adviser has agreed voluntarily to waive
  0.35% of its Investment Advisory Fees and to cap Shareholder Servicing Fees paid by Investor Shares at 0.10%, and the Administrator has agreed voluntarily to waive
  0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2007 but may be terminated at any time. If these fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:





                               INVESTOR   INSTITUTIONAL
                                SHARES       SHARES
                               --------   -------------
       Investment Advisory
         Fees                   0.20%         0.20%
       Distribution/Service
         (12b-1) Fees           0.25%         0.00%
       Other Expenses           0.34%         0.49%
       TOTAL ANNUAL FUND
         OPERATING EXPENSES     0.79%         0.69%
       Less Contractual Fee
         Waivers                0.00%        -0.25%
       NET TOTAL ANNUAL FUND
         OPERATING EXPENSES     0.79%         0.44%


---------------------------------------------------

ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
AXIA Investment Management, Inc.
Tulsa, OK

INCEPTION DATE
September 28, 1990

NET ASSETS AS OF
NOVEMBER 30, 2006

$99 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL
INVESTMENT
$1,000 (Investor)
$100,000 (Institutional)

NEWSPAPER
ABBREVIATION
Am Perform IntBd (Investor)

AMERICAN PERFORMANCE
FUND NUMBER
006 (Investor)
045 (Institutional)

CUSIP NUMBER
028846400 (Investor)
028846814 (Institutional)

TICKER SYMBOL
APFBX (Investor)
AIFBX (Institutional)

    PROSPECTUS

------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


                          1         3         5         10
                         Year     Years     Years     Years
-------------------------------------------------------------
Investor Shares          $142     $440      $761      $1,669
Institutional Shares     $ 91     $337      $603      $1,364

    PROSPECTUS

                                       18
FUND SUMMARIES

                                Bond Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Total return by investing in U.S. government and investment grade corporate debt securities and mortgage-related securities.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Bond Fund seeks to maximize total return by investing primarily in an actively managed, diversified portfolio of short, intermediate, and long-term bonds and other fixed income securities. To pursue this goal, under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days' prior notice to shareholders. The Fund invests primarily in investment grade or comparable quality debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-based securities and collateralized mortgage obligations. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie
                                Mae). U.S. government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal
CREDIT QUALITY:
A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       19


                                Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund invests in debt obligations only if they carry a rating within the four highest rating categories assigned by a nationally recognized statistical ratings organization. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.

    PROSPECTUS

                                       20
FUND SUMMARIES

                                The Fund will maintain a dollar-weighted average portfolio maturity of three years or more and, generally, of no longer than ten years. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of maximizing total return.

                                In managing the portfolio, the manager searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                INTEREST RATES:
                                ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND FUND IS THE RISE AND FALL OF INTEREST RATES. WHEN INTEREST RATES RISE, A BOND'S VALUE GENERALLY DECLINES.

BOND MATURITIES:
A BOND IS ISSUED WITH A SPECIFIC MATURITY DATE -- THE DATE WHEN THE BOND'S ISSUER, OR SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(AMERICAN PERFORMANCE FUNDS LOGO)

                                (AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       21

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

                                - PREPAYMENT/CALL RISK -- Prepayment risk is the
                                  chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

                                - MUNICIPAL RISK -- Municipal risk involves the
                                  possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

    PROSPECTUS

                                       22
FUND SUMMARIES

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

                                ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1996                                                                              1.69
1997                                                                             10.04
1998                                                                              8.22
1999                                                                             -0.77
2000                                                                             10.93
2001                                                                              8.96
2002                                                                              9.40
2003                                                                              4.48
2004                                                                              3.91
2005                                                                              3.15


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.29%.



                               Best Quarter:   Q4     2000     4.18%
                               Worst Quarter:  Q1     1996    -2.73%

    PROSPECTUS

                                This table compares the Fund's average annual total returns for periods ending December 31, 2005 to those of the Lehman Brothers U.S. Aggregate Index. The returns included in the table are only for Investor Shares. The Institutional Shares were not offered for sale in 2005.
                                AVERAGE ANNUAL TOTAL RETURNS
                                (PERIODS ENDED 12/31/05)


                                                       1 Year      5 Years    10 Years
                               --------------------------------------------------------
                               Bond Fund(1)             3.15%       5.95%       5.93%
                               --------------------------------------------------------
                               Return After Taxes on
                                 Distributions*,(1)     1.58%       3.76%       3.57%
                               --------------------------------------------------------
                               Return After Taxes on
                                 Distributions and
                                 Sale of Fund
                                 Shares*,(1)            2.03%       3.79%       3.61%
                               --------------------------------------------------------
                               Lehman Brothers U.S.
                                 Aggregate Index(2)     2.43%       5.87%       6.16%
                               --------------------------------------------------------


                                (*) After tax returns are calculated using a
                                    standard set of assumptions. The stated
                                    returns assume the highest historical
                                    federal income and capital gains tax rules.
                                    Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

                                (1) Prior to January 1, 2006, a maximum sales
                                    charge of 3.00% was imposed. This sales
                                    charge is not reflected in the total return figures.

                                (2) The Lehman Brothers U.S. Aggregate Index is
                                    an unmanaged index comprised of U.S.
                                    investment grade, fixed rate bond market securities, including government securities, government agency securities, corporate, and mortgage-backed securities with maturities between one and ten years.

    PROSPECTUS

                                       24
FUND SUMMARIES

Bond Fund (continued)
FEES AND EXPENSES
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.*



                             INVESTOR   INSTITUTIONAL
                              SHARES       SHARES
                             --------   -------------
Investment Advisory Fees      0.55%          0.55%
Distribution/Service
  (12b-1) Fees                0.25%          0.00%
Other Expenses#               0.61%          0.61%
TOTAL ANNUAL FUND OPERATING
  EXPENSES+                   1.41%          1.16%
Less Contractual Fee
  Waivers                     0.00%         -0.25%++
NET TOTAL ANNUAL FUND
  OPERATING EXPENSES          1.41%          0.91%


------------------------------------------------

* The expense information in the Annual Fund
  Operating Expenses table has been restated to reflect the fees associated with the recently adopted Shareholder Servicing Plan and a reduction in custody fees.



# Other Expenses includes a 0.25% Shareholder
  Servicing Fee paid by each class.


++ For the period through December 31, 2007, the
   Adviser has contractually agreed to waive all Shareholder Servicing Fees paid by
   Institutional Shares.



+ The Adviser has agreed voluntarily to waive
  0.35% of its Investment Advisory Fees and to cap Shareholder Servicing Fees paid by Investor Shares at 0.10%, and the Administrator has agreed voluntarily to waive
  0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2007 but may be terminated at any time. If these fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:





                               INVESTOR   INSTITUTIONAL
                                SHARES       SHARES
                               --------   -------------
       Investment Advisory
         Fees                   0.20%          0.20%
       Distribution/Service
         (12b-1) Fees           0.25%          0.00%
       Other Expenses           0.36%          0.51%
       TOTAL ANNUAL FUND
         OPERATING EXPENSES     0.81%          0.71%
       Less Contractual Fee
         Waivers                0.00%         -0.25%
       NET TOTAL ANNUAL FUND
         OPERATING EXPENSES     0.81%          0.46%


---------------------------------------------------
ADDITIONAL
INFORMATION
DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
AXIA Investment Management, Inc.
Tulsa, OK

INCEPTION DATE
September 28, 1990

NET ASSETS AS OF
NOVEMBER 30, 2006

$56 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$1,000 (Investor)
$100,000 (Institutional)

NEWSPAPER ABBREVIATION
Am Perform Bond (Investor)

AMERICAN PERFORMANCE FUND NUMBER
005 (Investor)
046 (Institutional)

CUSIP NUMBER
028846301 (Investor)
028846822 (Institutional)

TICKER SYMBOL
APBDX (Investor)
AIBNX (Institutional)

    PROSPECTUS

------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


                          1         3         5         10
                         Year     Years     Years     Years
-------------------------------------------------------------
Investor Shares          $144     $446      $771      $1,691
Institutional Shares     $ 93     $344      $614      $1,387

    PROSPECTUS

                                       26
FUND SUMMARIES

                                Intermediate Tax-Free Bond Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Current income exempt from federal income tax by investing in investment grade municipal securities.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Intermediate Tax-Free Bond Fund seeks current income, consistent with the preservation of capital, that is exempt from federal income taxes, by investing in a diversified portfolio of intermediate term bonds and other fixed income securities.




                                In pursuing this goal, the Fund invests at least 65% of its assets in investment grade or comparable quality municipal bonds and debentures. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in municipal securities which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the four highest rating groups assigned by a nationally recognized statistical ratings organization (NRSRO), in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., "SP-1" by S&P or "MIG-1" by Moody's); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt




                                MUNICIPAL BONDS:
                                ARE SECURITIES ISSUED BY STATE AND LOCAL
                                GOVERNMENTS AND REGIONAL GOVERNMENTAL
                                AUTHORITIES AS A WAY OF RAISING MONEY FOR PUBLIC CONSTRUCTION PROJECTS (FOR EXAMPLE, HIGHWAYS, AIRPORTS, OR HOUSING); FOR OPERATING EXPENSES; OR FOR LOANS TO PUBLIC INSTITUTIONS AND FACILITIES.
CREDIT QUALITY:
A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(AMERICAN PERFORMANCE FUNDS LOGO)

                                (AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       27

                                commercial paper (e.g., "A-1" or higher by S&P or "Prime-1" by Moody's); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., "VMIG-1" by Moody's).



                                The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund will also utilize credit enhancers. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security.




                                CREDIT ENHANCER:
                                DEBT ISSUERS UTILIZE CREDIT ENHANCERS TO RAISE THE CREDIT RATING OF THEIR OFFERINGS, THEREBY LOWERING THEIR INTEREST COSTS. A MUNICIPALITY MAY HAVE ITS BOND INSURED BY A LARGE INSURANCE COMPANY, THEREBY RAISING THE BOND'S CREDIT RATING TO AAA. A CORPORATE BOND ISSUER MAY ARRANGE FOR A BANK LETTER OF CREDIT TO BACK ITS ISSUE, RAISING ITS RATING TO AAA.

GENERAL OBLIGATION SECURITIES AND REVENUE SECURITIES:

GENERAL OBLIGATION SECURITIES ARE MUNICIPAL SECURITIES BACKED BY THE FULL FAITH AND CREDIT AND TAXING POWER OF A MUNICIPALITY FOR THE PAYMENT OF THEIR PRINCIPAL AND INTEREST. IN CONTRAST, REVENUE SECURITIES ARE MUNICIPAL SECURITIES ISSUED TO FINANCE PUBLIC WORKS AND PAYABLE ONLY FROM THE REVENUES DERIVED FROM THE PROJECT BEING FINANCED.

(AMERICAN PERFORMANCE FUNDS LOGO)

                                (AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       28
FUND SUMMARIES

                                The Fund, under normal circumstances, invests at least 80% of its assets in bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days' prior notice to shareholders. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of providing high current income with preservation of capital.


                                In managing the portfolio, the managers use a "top down" investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.


                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                INTEREST RATES:

                                ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND FUND IS THE RISE AND FALL OF INTEREST RATES. WHEN INTEREST RATES RISE, A BOND'S VALUE GENERALLY DECLINES.


BOND MATURITIES:
A BOND IS ISSUED WITH A SPECIFIC MATURITY DATE -- THE DATE WHEN THE BOND'S ISSUER, OR SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(AMERICAN PERFORMANCE FUNDS LOGO)

                                (AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       29

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - CREDIT ENHANCEMENT RISK -- Credit enhancement
                                  risk involves the possibility that a "credit enhancer," such as a letter of credit, declines in quality and therefore leads to a decrease in the value of the Fund's investments.

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

                                - MUNICIPAL RISK -- Municipal risk involves the
                                  possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

                                       30
FUND SUMMARIES

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.



                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1996                                                                              3.72
1997                                                                              7.27
1998                                                                              5.46
1999                                                                             -1.87
2000                                                                              9.79
2001                                                                              4.39
2002                                                                              7.77
2003                                                                              3.88
2004                                                                              2.41
2005                                                                              1.45


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 2.16%.



                               Best Quarter:   Q3     2002     3.90%
                               Worst Quarter:  Q2     1999    -1.88%

    PROSPECTUS

                                       31

                                This table compares the Fund's average annual total returns for periods ending December 31, 2005 to those of the Lehman Brothers Municipal Bond Index. The returns included in the table are only for Investor Shares. The Institutional Shares were not offered for sale in 2005.



                                 AVERAGE ANNUAL TOTAL RETURNS
                                 (PERIODS ENDED 12/31/05)


                                                         1 Year      5 Years    10 Years
                               ----------------------------------------------------------
                               Intermediate Tax-Free
                                 Bond Fund(1)             1.45%       3.96%       4.38%
                               ----------------------------------------------------------
                               Return After Taxes on
                                 Distributions*,(1)       1.25%       3.89%       4.31%
                               ----------------------------------------------------------
                               Return After Taxes on
                                 Distributions and
                                 Sale of Fund
                                 Shares*,(1)              2.23%       3.93%       4.34%
                               ----------------------------------------------------------
                               Lehman Brothers
                                 Municipal Bond
                                 Index(2)                 3.51%       5.59%       5.71%
                               ----------------------------------------------------------


                                * After tax returns are calculated using a
                                  standard set of assumptions. The stated
                                  returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Funds shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effect of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such IRA or 401(k) plans.

                                (1) Prior to January 1, 2006, a maximum sales
                                    charge of 2.50% was imposed. This sales
                                    charge is not reflected in the total return figures.

                                (2) The Lehman Brothers Municipal Bond Index is
                                    an unmanaged index considered to be
                                    representative of the municipal bond market as a whole.

    PROSPECTUS

                                       32
FUND SUMMARIES

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.*



                            INVESTOR   INSTITUTIONAL
                             SHARES       SHARES
                            --------   -------------
Investment Advisory Fees     0.55%          0.55%
Distribution/Service
  (12b-1) Fees               0.25%          0.00%
Other Expenses#              0.71%          0.71%
TOTAL ANNUAL FUND
  OPERATING EXPENSES+        1.51%          1.26%
Less Contractual Fee
 Waivers                     0.00%         -0.25%++
NET TOTAL ANNUAL FUND
 OPERATING EXPENSES          1.51%          1.01%

----------------------------------------------------



* The expense information in the Annual Fund
  Operating Expenses table has been restated to reflect the fees associated with the recently adopted Shareholder Servicing Plan and a reduction in custody fees.



# Other Expenses includes a 0.25% Shareholder
  Servicing Fee paid by each class.


++ For the period through December 31, 2007, the
   Adviser has contractually agreed to waive all Shareholder Servicing Fees paid by
   Institutional Shares.



+ The Adviser has agreed voluntarily to waive
  0.35% of its Investment Advisory Fees and to cap Shareholder Servicing Fees paid by Investor Shares at 0.10%, and the Administrator has agreed voluntarily to waive
  0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2007 but may be terminated at any time. If these fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:




                                INVESTOR   INSTITUTIONAL
                                 SHARES       SHARES
                                --------   -------------
       Investment Advisory
         Fees                    0.20%          0.20%
       Distribution/Service
         (12b-1) Fees            0.25%          0.00%
       Other Expenses            0.46%          0.61%
       TOTAL ANNUAL FUND
         OPERATING EXPENSES      0.91%          0.81%
       Less Contractual Fee
        Waivers                  0.00%         -0.25%++
       NET TOTAL ANNUAL FUND
        OPERATING EXPENSES       0.91%          0.56%


------------------------------------------------------------
ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
AXIA Investment Management, Inc.
Tulsa, OK

INCEPTION DATE
May 29, 1992

NET ASSETS AS OF
NOVEMBER 30, 2006

$22 million


SUITABLE FOR IRAS
No

MINIMUM INITIAL
INVESTMENT
$1,000 (Investor)
$100,000 (Institutional)

NEWSPAPER
ABBREVIATION
Am Perform IntmTxF (Investor)

AMERICAN PERFORMANCE
FUND NUMBER
003 (Investor)
044 (Institutional)

CUSIP NUMBER
028846509 (Investor)
028846798 (Institutional)

TICKER SYMBOL
APTFX (Investor)
AITEX (Institutional)

    PROSPECTUS

------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


                       1 Year    3 Years   5 Years   10 Years
--------------------------------------------------------------
Investor Shares         $154      $477      $824      $1,802
Institutional Shares    $103      $375      $668      $1,501

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Your Account


CUSTOMER IDENTIFICATION INFORMATION



To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.



As a result, the Funds must obtain the following information for each person that opens a new account:



- Name;



- Date of birth (for individuals);



- Residential or business street address (although post office boxes are still permitted for mailing); and



- Social security number, taxpayer identification number, or other identifying number.



You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value next calculated after the account is closed.


DISTRIBUTION/SERVICE (12b-1) FEES

The Funds have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees for the sale and distribution of its Investor Shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Investor Shares, the maximum distribution fee is 0.25% of the average daily net assets of a Fund.

    PROSPECTUS

                                OPENING AN ACCOUNT

                                1. Read this prospectus carefully.

                                2. Determine how much you want to invest.
                                   Investors may purchase Investor Shares and Institutional Shares of the Funds at the net asset value ("NAV") of the respective class without a sales charge.

                                   Investor Shares and Institutional Shares may be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

                                   The minimum investment for each class of the Funds is as follows:

                                   INVESTOR SHARES

                                      - INITIAL PURCHASE:$1,000 for each fund

                                      - ADDITIONAL PURCHASES:$100 for each Fund

                                       These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. Investor Shares offer an Auto Invest Plan, for which the minimum investment is $100. Please refer to the section titled "Additional Investor Services."

                                   INSTITUTIONAL SHARES

                                      - INITIAL PURCHASE:$100,000 for each fund

                                      - ADDITIONAL PURCHASES:$100 for each Fund

    PROSPECTUS

                                3. Complete the appropriate parts of the Account
                                   Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

    PROSPECTUS

BUYING SHARES

        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000 for         amount payable (at least $100
     Investor Shares or $100,000         for either Investor Shares or
     for Institutional Shares),          Institutional Shares) to the
     payable to the American             American Performance Funds.
     Performance Funds.

-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     the Funds' Custodian at Bank        statement (or, if
     of Oklahoma, N.A., Attention:       unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     P.O. Box 182730, Columbus,          account name, and account
     Ohio 43218-2730.                    number) to the Funds'
                                         Custodian at Bank of
                                         Oklahoma, N.A., Attention:
                                         American Performance Funds,
                                         P.O. Box 182730, Columbus,
                                         Ohio 43218-2730.
----------------------------------------------------------------------
By Overnight Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000 for         amount payable (at least $100
     Investor Shares or $100,000         for either Investor Shares or
     for Institutional Shares),          Institutional Shares) to the
     payable to the American             American Performance Funds.
     Performance Funds.

-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     c/o BISYS Fund Services,            statement (or, if
     Attn: T.A. Operations,              unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     3435 Stelzer Road, Columbus,        account name, and account
     Ohio 43219-3035.                    number) to c/o BISYS Fund
                                         Services, Attn: T.A.
                                         Operations, American
                                         Performance Funds, 3435
                                         Stelzer Road, Columbus, Ohio
                                         43219-3035.
----------------------------------------------------------------------
        All purchases made by check should be in U.S. dollars.
  Third party checks, credit card checks, starter checks on initial purchases, traveler's checks, money orders or cash will not be accepted.

    PROSPECTUS

                                       38
YOUR ACCOUNT


           OPENING AN ACCOUNT                      ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
- Call (800) 762-7085 for instructions    - Deliver your completed Account
  on opening an account by wire             Registration Form to the Funds at:
  transfer.                                 c/o BISYS Fund Services
                                            Attn: T.A. Operations
                                            3435 Stelzer Rd.
                                            Columbus, OH 43219

                                          - To place an order by telephone call
                                            the Funds at (800) 762-7085 for
                                            instructions on purchasing additional
                                            shares by wire transfer.

                                          - Your bank may charge a fee to wire
                                            funds.
---------------------------------------------------------------------------------
By Electronic Funds Transfer
- Your bank must participate in the       - Establish the electronic purchase
  Automated Clearing House and must be a    option on your Account Registration
  U.S. bank.                                Form or call (800) 762-7085.

                                          - Call (800) 762-7085 to arrange an
                                            electronic purchase.

                                          - Your bank may charge a fee to
                                            electronically transfer funds.
---------------------------------------------------------------------------------
*The Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and Institutional
Shares of the Short-Term Income Fund and Bond Fund are not available for sale in the state of New Hampshire.

    PROSPECTUS

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, Ohio
                                              43218-2730.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

                                       40
YOUR ACCOUNT


TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire
- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.
                                            - If you call by 4 p.m. Eastern time,
- Sales of any amount.                        your payment will normally be wired to
                                              your bank on the next business day.

                                            - The Fund reserves the right to charge
                                              a wire fee.

                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer
- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time,
- Shareholders with accounts at a U.S.        the NAV of your shares will normally
  bank which participates in the Automated    be determined on the same day and you
  Clearing House.                             will receive your proceeds within a
                                              week after your request is received.

                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

    PROSPECTUS

Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:


- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.


You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.


Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

    PROSPECTUS

                                       42
YOUR ACCOUNT

SHAREHOLDER SERVICING PLAN

The Funds have approved a shareholder servicing plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds' shareholders. For performing these services, the financial intermediates, as shareholder servicing agents, may receive an annual fee of up to 0.25% of the average daily net assets of the Investor and Institutional Shares of each Fund. For Institutional Shares, the Adviser has agreed contractually to waive the entire Shareholder Servicing Fee through December 31, 2007. For Investor Shares, the Adviser has agreed voluntarily to cap the Shareholder Servicing Fee at 0.10% of average daily net assets. This voluntary fee cap is expected to continue until December 31, 2007, but may be terminated at any time. Financial intermediaries may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. The Funds anticipate that they will enter into agreements under the shareholder servicing plan with the Bank of Oklahoma, N.A., the owner of the Funds' investment adviser, AXIA Investment Management, Inc., and with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds' shareholders and be paid by the Fund fees for such services.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING

AXIA Investment Management, Inc., and from time to time, other affiliates of AXIA Investment Management, Inc., at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents for the sale and distribution and/or for the servicing of the shares of the Funds. Shareholder Servicing Agents include investment advisers, broker-dealers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, and may be affiliated with AXIA Investment Management, Inc. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. AXIA Investment Management, Inc. may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.

    PROSPECTUS

EXCHANGING SHARES


How to Exchange Your Shares. Shares of any American Performance Bond Fund may be exchanged for the same class of shares of any American Performance Fund. The exchange will be made on the basis of the relative net asset values of the shares exchanged. Investor Shares may be exchanged for Investor Shares of another Fund, or Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. The Funds reserve the right to redeem Institutional Shares in the event that a shareholder no longer meets the minimum investment requirements. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.


A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES

Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

BOND FUNDS

- The net asset value of each of the Bond Funds is determined on each business day as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for regular trading, except for the following day in 2007: October 8.

- The assets in each of the Bond Funds are valued at market value other than short-term fixed income securities, which are valued at amortized cost. If market quotations are not readily available, the securities will be valued at fair value by the Funds' Pricing Committee. For further information about valuation of investments, see the Statement of Additional Information.

Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent.

Fair Value Pricing Policies. A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is

    PROSPECTUS

                                       44
YOUR ACCOUNT

not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds' Pricing Committee, under the supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for arbitrage in a Fund.

A "significant event" is one that occurred prior to the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds' foreign investments are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Funds will be required to fair value price due to a significant event is limited.

Market Timing. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to three in any calendar quarter. We also reserve the right to suspend any account in which we have identified a pattern of excessive or abusive trading. Such accounts will be prohibited from engaging in additional purchase and exchange transactions.

We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems. Our ability to monitor trades in omnibus accounts in particular is extremely limited and we will not be able to detect market timing activities in such accounts.

We will apply our policies and procedures uniformly to all Fund shareholders. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

ADDITIONAL INVESTOR SERVICES

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Investor Shares of the Funds of your choice through automatic deductions from your bank account. The plan is only available with Investor Shares. The minimum investment amount is $100 per month or quarter per Fund. To establish, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

    PROSPECTUS

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another American Performance Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. The plan is only available with Investor Shares. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling
(800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

DIVIDENDS AND CAPITAL GAINS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Bond Funds declare income dividends daily and pay income dividends monthly. The Funds distribute capital gains they have realized, if any, at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the

    PROSPECTUS

                                       46
YOUR ACCOUNT

United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or reinvested them in additional Fund shares.

 For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, which are discussed below) that you receive from a Fund are generally taxable as ordinary income.

 For taxable years, beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

 Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned shares in the Fund). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned shares in the Fund).


- Tax Consequences of Selling or Exchanging Shares. If you sell or exchange any Fund shares (including shares of the Intermediate Tax-Free Bond Fund), any gain on the transaction will be subject to federal income tax.

    PROSPECTUS

- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on any capital gains, if any, you realize from selling or exchanging Fund shares.



- Special Considerations for Shareholders of the Intermediate Tax-Free Bond Fund. The Intermediate Tax-Free Bond Fund intends to distribute a majority of its income as exempt-interest dividends, provided that at least 50% of the value of the Fund's assets at the end of each quarter consists of obligations the interest on which is exempt from federal income tax. Exempt-interest dividends are generally excludable from a shareholder's gross income for federal income tax purposes, although they may result in liability for federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. Additionally, the receipt of exempt-interest may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. If you receive Social Security or Railroad Retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Intermediate Tax-Free Bond Fund may have on the federal taxation of your benefits.



The Intermediate Tax-Free Bond Fund may invest a portion of its assets in securities that generate income subject to federal or state taxes. All distributions of the Fund's investment income other than exempt-interest dividends will generally be taxable to you as ordinary income. As described above, taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Properly designated distributions of gains from investments that the Fund owned for more than one year are taxable as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less are taxable as ordinary income. The Fund does not expect a significant portion of its distributions to be derived from qualified dividend income (which is taxed at reduced rates, as described above).


- Funds Investing in Foreign Securities (Bond Fund, Intermediate Bond Fund, and Short-Term Income Fund). If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

    PROSPECTUS

                                       48
YOUR ACCOUNT

THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION AND TO OBTAIN MORE INFORMATION ON YOUR OWN TAX SITUATION, INCLUDING POSSIBLE FOREIGN, STATE AND LOCAL TAXES. MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Disclosure of Portfolio Holdings. Information regarding the Funds' policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Bond Funds may each invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares,(R) Inc. ("iShares(R)*").

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.


Investments in Investment Companies. For purposes of the Funds' 80% policies, the Funds will "look through" investments in investment companies, such as iShares, and will include such investments in their respective percentage totals.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER


                                Investment advisory services are provided to each of the Funds by AXIA Investment Management, Inc. ("AXIA Investment Management" formerly BOk Investment Advisers, Inc.), pursuant to an Investment Advisory Agreement. AXIA Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. ("BOK"), which it succeeded as Investment Adviser to the Funds on May 12, 2001. AXIA Investment Management, subject to the supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. AXIA Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2006, AXIA Investment Management had approximately $5.2 billion in assets under management.



                                Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2006, BOK Financial and its subsidiaries had approximately $10.2 billion in assets under management in total.


                                The aggregate investment advisory fees paid to AXIA Investment Management, after voluntary fee

    PROSPECTUS

                                       50
INVESTMENT MANAGEMENT

                                reductions, by the Funds for the fiscal year ended August 31, 2006, were as follows:


                                                               % OF AVERAGE
                               FUND                             NET ASSETS
                                - Short-Term Income Fund           0.10%
                                - Intermediate Bond Fund           0.25%
                                - Bond Fund                        0.25%
                                - Intermediate Tax-Free Bond
                                  Fund                             0.26%


                                A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with AXIA Investment Management is available in the Funds' annual report to shareholders for the period ended August 31, 2006.

                                The persons primarily responsible for the day-to-day management of each Fund, as well as their previous business experience, are as follows:


 PORTFOLIO
  MANAGER            FUND(S)                     BUSINESS EXPERIENCE
 ---------           -------                     -------------------
J. Brian      Bond Fund,              Since 1993, Mr. Henderson has been a
Henderson     Intermediate Bond       portfolio manager at AXIA Investment
              Fund, Intermediate      Management, Inc. In 1991, Mr. Henderson
              Tax-Free Bond Fund,     joined Bank of Oklahoma, N.A. as a
              and Short-Term Income   Government Securities Trader and was named
              Fund                    Investment Officer of the Capital Market
                                      Division in 1992. Prior to joining Bank of
                                      Oklahoma, N.A., Mr. Henderson was a
                                      Financial Consultant and Equity Analyst
                                      with Southwest Securities in Dallas,
                                      Texas.
Michael P.    Short-Term Income       Since 2003, Mr. Maurer has been a fixed
Maurer        Fund, Intermediate      income fund manager at AXIA Investment
              Bond Fund, and Bond     Management, Inc. Prior to joining AXIA
              Fund                    Investment Management, Inc., Mr. Maurer
                                      was a corporate bond/high yield trader at
                                      A.G. Edwards & Sons, Inc., in St. Louis,
                                      MO from August 1993 to October 2002. He
                                      also performed as a market analyst/debt
                                      strategist for A.G. Edwards.
Richard A.    Intermediate Tax-Free   Since April 2005, Mr. Williams has been a
Williams      Bond Fund               tax-free fund manager for AXIA Investment
                                      Management, Inc. Prior to joining AXIA
                                      Investment Management, Inc., Mr. Williams
                                      was a senior portfolio manager for AMR
                                      Investments from August 2000 to March
                                      2005. He began his career on the money
                                      market trading desk at Fidelity
                                      Investments in Dallas, Texas and has also
                                      worked for Koch Industries and Automatic
                                      Data Processing.

    PROSPECTUS

Each Fund is managed by a portfolio management team. Each member of the portfolio management team for the Short-Term Income Fund, the Intermediate Bond Fund and the Bond Fund has authority over all aspects of the relevant Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, developing the Fund's investment strategy, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. Mr. Henderson is the supervisory portfolio manager of the Intermediate Tax-Free Bond Fund, developing the Fund's investment strategy and Mr. Williams is responsible for the day-to-day investment decisions of the Fund. Additional information regarding each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of shares in Funds for which they are Portfolio Managers is available in the Statement of Additional Information.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


          HOW TO READ THE
          FINANCIAL HIGHLIGHTS TABLE


          THIS EXPLANATION USES THE INVESTOR SHARES OF THE SHORT-TERM INCOME FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2006 WITH A NET ASSET VALUE (PRICE) OF $10.17 PER SHARE. DURING THE YEAR, THE FUND EARNED $0.35 PER SHARE FROM INVESTMENT ACTIVITIES (NET INVESTMENT INCOME AND REALIZED/UNREALIZED GAINS/LOSSES ON INVESTMENT TRANSACTIONS).



SHAREHOLDERS RECEIVED $0.36 PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME OR CAPITAL GAINS.



THE EARNINGS ($0.35 PER SHARE) MINUS THE DISTRIBUTIONS ($0.36 PER SHARE) RESULTED IN A SHARE PRICE OF $10.16 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND WAS 3.55% FOR THE YEAR.



AS OF AUGUST 31, 2006, THE FUND HAD $108.3 MILLION IN NET ASSETS. FOR THE YEAR, ITS EXPENSE RATIO AFTER FEE WAIVERS WAS 0.62% ($6.20 PER $1,000 OF NET ASSETS); AND ITS NET INVESTMENT INCOME AMOUNTED TO 3.80% OF ITS AVERAGE NET ASSETS.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

 SHORT-TERM INCOME FUND -- INVESTOR SHARES



                                                  YEAR ENDED AUGUST 31,
                                   ----------------------------------------------------
                                     2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                             $  10.17   $  10.27   $  10.35   $  10.34   $  10.24
---------------------------------------------------------------------------------------

Investment Activities
  Net investment income                0.38(a)     0.33      0.29       0.32       0.47
  Net realized/unrealized gains
    on investment transactions        (0.03)     (0.07)      0.06       0.10       0.14
                                   ---------------------------------------------------------
      Total from Investment
        Activities                     0.35       0.26       0.35       0.42       0.61
                                   ---------------------------------------------------------
Distributions
  Net investment income               (0.36)     (0.36)     (0.38)     (0.38)     (0.47)
  Net realized gains on
    investment transactions              --         --      (0.05)     (0.03)     (0.04)
                                   ---------------------------------------------------------
      Total Distributions             (0.36)     (0.36)     (0.43)     (0.41)     (0.51)
---------------------------------------------------------------------------------------

Net Asset Value, End of Year       $  10.16   $  10.17   $  10.27   $  10.35   $  10.34

---------------------------------------------------------------------------------------

Total Return*                          3.55%      2.56%      3.39%      4.12%      6.14%

---------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of year (000)  $108,304   $275,968   $213,566   $228,843   $135,409

  Ratio of expenses to average
    net assets*                        0.62%      0.54%      0.52%      0.52%      0.55%

  Ratio of net investment income
    to average net assets              3.80%      3.25%      2.81%      2.98%      4.79%

  Ratio of expenses to average
    net assets**                       1.18%      1.17%      1.15%      1.15%      1.18%

  Portfolio turnover(b)               52.07%     77.18%    125.55%    174.71%    103.52%

---------------------------------------------------------------------------------------



 * Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.


 ** During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.


(a) Calculated using average shares.


(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

                                       54
FINANCIAL HIGHLIGHTS


 SHORT-TERM INCOME FUND -- INSTITUTIONAL SHARES



                                                               PERIOD ENDING
                                                                AUGUST 31,
                                                                  2006(a)
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $  10.13
----------------------------------------------------------------------------

Investment Activities
  Net investment income                                              0.27
  Net realized/unrealized gains on investment transactions           0.01
                                                               -------------
      Total from Investment Activities                               0.28
                                                               -------------
Distributions
  Net investment income                                             (0.26)
                                                               -------------
      Total Distributions                                           (0.26)
----------------------------------------------------------------------------

Net Asset Value, End of Period                                   $  10.15

----------------------------------------------------------------------------

Total Return                                                         2.83%(b)

----------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                              $155,734

  Ratio of expenses to average net assets                            0.44%(c)

  Ratio of net investment income to average net assets               4.13%(c)

  Ratio of expenses to average net assets*                           0.94%(c)

  Portfolio turnover(d)                                             52.07%

----------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) For the period December 30, 2005 (commencement of operations) through August 31, 2006.


(b) Not annualized.


(c) Annualized.


(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

 INTERMEDIATE BOND FUND -- INVESTOR SHARES



                                                    YEAR ENDED AUGUST 31,
                                       ------------------------------------------------
                                        2006      2005      2004      2003       2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year     $ 10.32   $ 10.41   $ 10.65   $ 10.58   $  10.47
---------------------------------------------------------------------------------------

Investment Activities
  Net investment income                   0.40(a)    0.36     0.33      0.38       0.52
  Net realized/unrealized gains on
    investment transactions              (0.08)    (0.06)     0.08      0.15       0.12
                                       ------------------------------------------------
      Total from Investment
        Activities                        0.32      0.30      0.41      0.53       0.64
                                       ------------------------------------------------

Distributions

  Net investment income                  (0.41)    (0.39)    (0.40)    (0.43)     (0.53)
  Net realized gains                        --        --     (0.25)    (0.03)        --
                                       ------------------------------------------------
      Total Distributions                (0.41)    (0.39)    (0.65)    (0.46)     (0.53)
---------------------------------------------------------------------------------------

Net Asset Value, End of Year           $ 10.23   $ 10.32   $ 10.41   $ 10.65   $  10.58

---------------------------------------------------------------------------------------

Total Return*                             3.17%     2.96%     3.92%     4.99%      6.24%

---------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of year (000)      $27,590   $91,467   $90,786   $98,598   $103,208

  Ratio of expenses to average net
    assets                                0.87%     0.97%     0.94%     0.95%      0.96%

  Ratio of net investment income to
    average net assets                    3.87%     3.49%     3.06%     3.53%      4.98%

  Ratio of expenses to average net
    assets**                              1.16%     1.17%     1.14%     1.15%      1.16%

  Portfolio turnover(b)                  29.36%    44.05%   142.06%   127.81%     80.93%

---------------------------------------------------------------------------------------



 * Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.


 ** During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.



(a) Calculated using average shares.



(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

                                       56
FINANCIAL HIGHLIGHTS


 INTERMEDIATE BOND FUND -- INSTITUTIONAL SHARES



                                                               PERIOD ENDED
                                                                AUGUST 31,
                                                                 2006(a)
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 10.25
---------------------------------------------------------------------------

Investment Activities
  Net investment income                                             0.30
  Net realized/unrealized losses on investment transactions        (0.01)
---------------------------------------------------------------------------
      Total from Investment Activities                              0.29
---------------------------------------------------------------------------

Distributions

  Net investment income                                            (0.30)
---------------------------------------------------------------------------
      Total Distributions                                          (0.30)
---------------------------------------------------------------------------

Net Asset Value, End of Period                                   $ 10.24

---------------------------------------------------------------------------

Total Return                                                        2.87%(b)

---------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                              $69,711
  Ratio of expenses to average net assets                           0.48%(c)
  Ratio of net investment income to average net assets              4.37%(c)
  Ratio of expenses to average net assets*                          0.93%(c)
  Portfolio turnover(d)                                            29.36%

---------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a) For the period December 30, 2005 (commencement of operations) through August 31, 2006.



(b) Not annualized.



(c) Annualized.



(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

 BOND FUND -- INVESTOR SHARES



                                                     YEAR ENDED AUGUST 31,
                                        -----------------------------------------------
                                         2006      2005      2004      2003      2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year      $  9.52   $  9.57   $  9.82   $  9.89   $  9.67
---------------------------------------------------------------------------------------

Investment Activities
  Net investment income                    0.42      0.39      0.39      0.45      0.50
  Net realized/unrealized gains
    (losses) on investment
    transactions                          (0.19)    (0.01)     0.16      0.03      0.29
                                        -----------------------------------------------
      Total from Investment Activities     0.23      0.38      0.55      0.48      0.79
                                        -----------------------------------------------

Distributions
  Net investment income                   (0.42)    (0.41)    (0.41)    (0.45)    (0.50)
  Net realized gains on investment
    transactions                          (0.01)    (0.02)    (0.39)    (0.10)    (0.07)
                                        -----------------------------------------------
      Total Distributions                 (0.43)    (0.43)    (0.80)    (0.55)    (0.57)
---------------------------------------------------------------------------------------

Net Asset Value, End of Year            $  9.32   $  9.52   $  9.57   $  9.82   $  9.89

---------------------------------------------------------------------------------------

Total Return*                              2.51%     3.98%     5.80%     5.02%     8.44%

---------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of year (000)       $23,876   $51,373   $49,465   $60,864   $72,139

  Ratio of expenses to average net
    assets                                 0.86%     0.98%     0.96%     0.96%     0.96%

  Ratio of net investment income to
    average net assets                     4.42%     4.09%     3.98%     4.50%     5.19%

  Ratio of expenses to average net
    assets**                               1.18%     1.18%     1.16%     1.16%     1.16%

  Portfolio turnover(a)                   30.40%    66.62%    97.38%   178.47%   122.65%

---------------------------------------------------------------------------------------



 * Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.



 ** During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.



(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

                                       58
FINANCIAL HIGHLIGHTS


 BOND FUND -- INSTITUTIONAL SHARES



                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                2006(a)
--------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $  9.39
--------------------------------------------------------------------------

Investment Activities
  Net investment income                                            0.30
  Net realized/unrealized losses on investment transactions       (0.07)
                                                              ------------
      Total from Investment Activities                             0.23
                                                              ------------

Distributions
  Net investment income                                           (0.30)
                                                              ------------
      Total Distributions                                         (0.30)
--------------------------------------------------------------------------

Net Asset Value, End of Period                                  $  9.32

--------------------------------------------------------------------------

Total Return                                                       2.51%(b)

--------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                             $30,087

  Ratio of expenses to average net assets                          0.49%(c)

  Ratio of net investment income to average net assets             4.89%(c)

  Ratio of expenses to average net assets*                         0.94%(c)

  Portfolio turnover(d)                                           30.40%

--------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a) For the period December 30, 2005 (commencement of operations) through August 31, 2006.



(b) Not annualized.



(c) Annualized.



(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

 INTERMEDIATE TAX-FREE BOND FUND -- INVESTOR SHARES



                                                     YEAR ENDED AUGUST 31,
                                        -----------------------------------------------
                                         2006      2005      2004      2003      2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year      $ 10.85   $ 10.99   $ 10.85   $ 11.00   $ 10.97
---------------------------------------------------------------------------------------

Investment Activities
  Net investment income                    0.34(a)    0.35     0.36      0.39      0.46
  Net realized/unrealized gains
    (losses) on investment
    transactions                          (0.15)    (0.12)     0.17     (0.12)     0.08
                                        -----------------------------------------------
      Total from Investment Activities     0.19      0.23      0.53      0.27      0.54
                                        -----------------------------------------------

Distributions
  Net investment income                   (0.31)    (0.34)    (0.39)    (0.39)    (0.46)
  Net realized gains on investment
    transactions                          (0.14)    (0.03)       --     (0.03)    (0.05)
                                        -----------------------------------------------
      Total Distributions                 (0.45)    (0.37)    (0.39)    (0.42)    (0.51)
---------------------------------------------------------------------------------------

Net Asset Value, End of Year            $ 10.59   $ 10.85   $ 10.99   $ 10.85   $ 11.00

---------------------------------------------------------------------------------------

Total Return*                              1.80%     2.11%     5.00%     2.47%     5.09%

---------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of year (000)       $ 3,793   $29,630   $33,734   $41,653   $34,680

  Ratio of expenses to average net
    assets                                 0.83%     0.81%     0.72%     0.72%     0.76%

  Ratio of net investment income to
    average net assets                     3.19%     3.22%     3.36%     3.52%     4.18%

  Ratio of expenses to average net
    assets**                               1.28%     1.26%     1.17%     1.17%     1.21%

  Portfolio turnover(b)                    3.91%     6.64%    11.80%    19.52%    10.22%

---------------------------------------------------------------------------------------



 * Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.


 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a) Calculated using average shares.



(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

                                       60
FINANCIAL HIGHLIGHTS


 INTERMEDIATE TAX-FREE BOND FUND -- INSTITUTIONAL SHARES



                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                2006(a)
--------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $ 10.61
--------------------------------------------------------------------------

Investment Activities
  Net investment income                                            0.24
  Net realized/unrealized losses on investment transactions       (0.04)
                                                              ------------
      Total from Investment Activities                             0.20
                                                              ------------

Distributions
  Net investment income                                           (0.22)
                                                              ------------
      Total Distributions                                         (0.22)
--------------------------------------------------------------------------

Net Asset Value, End of Period                                  $ 10.59

--------------------------------------------------------------------------

Total Return                                                       1.93%(b)

--------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                             $16,412

  Ratio of expenses to average net assets                          0.57%(c)

  Ratio of net investment income to average net assets             3.49%(c)

  Ratio of expenses to average net assets*                         1.02%(c)

  Portfolio turnover(d)                                            3.91%

--------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a) For the period December 30, 2005 (commencement of operations) through August 31, 2006.



(b) Not annualized.



(c) Annualized.



(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The "Fund Summaries" section earlier in the prospectus provides a description of each Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME                                              FUND CODE
 - Bond Fund                                               1
 - Intermediate Bond Fund                                  2
 - Intermediate Tax-Free Bond Fund                         3
 - Short-Term Income Fund                                  4

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
AMERICAN DEPOSITARY                            1, 2          - Market
RECEIPTS (ADRS):                                             - Political
ADRs are foreign                                             - Foreign
shares of a company                                            Investment
held by a U.S. bank
that issues a receipt
evidencing ownership.
Dividends are paid in
U.S. dollars.
--------------------------------------------------------------------------------

    PROSPECTUS

                                       62
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
ASSET-BACKED              1, 2, 4                            - Pre-payment
SECURITIES:                                                  - Credit
Securities secured by                                        - Interest Rate
company receivables,                                         - Regulatory
home equity loans,
truck and auto loans,
leases, credit card
receivables and other
securities backed by
other types of
receivables or other
assets.
--------------------------------------------------------------------------------
BANKERS' ACCEPTANCES:                          1-4           - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.
--------------------------------------------------------------------------------
CALL AND PUT OPTIONS:                          1-4           - Credit
A call option gives                                          - Market
the buyer the right                                          - Leverage
to buy, and obligates
the seller of the
option to sell, a
security at a
specified price. A
put option gives the
buyer the right to
sell, and obligates
the seller of the
option to buy a
security at a
specified price. The
Funds will sell only
covered call and
secured put options.
--------------------------------------------------------------------------------
CERTIFICATES OF                                1-4           - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
COMMERCIAL PAPER:                              1-4           - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.
--------------------------------------------------------------------------------
DERIVATIVES:              1, 2, 4               3            - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
--------------------------------------------------------------------------------
EXCHANGE TRADED                                1-4           - Market
FUNDS:                                                       - Liquidity
Securities that are
issued by investment
companies and traded
on securities
exchanges. Certain
Funds may invest in
iShares(R) in excess
of statutory
limitations in
reliance on an
exemptive order
issued to iShares,(R)
Inc. and iShares(R)
Trust.
--------------------------------------------------------------------------------
FOREIGN SECURITIES:                          1, 2, 4         - Market
Stocks issued by                                             - Political
foreign companies, as                                        - Liquidity
well as commercial                                           - Foreign
paper of foreign                                               Investment
issuers and
obligations of
foreign banks,
overseas branches of
U.S. banks and
supranational
entities.
--------------------------------------------------------------------------------

    PROSPECTUS

                                       64
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
FUTURES AND RELATED                            1-4           - Management
OPTIONS:                                                     - Market
A contract providing                                         - Credit
for the future sale                                          - Liquidity
and purchase of a                                            - Leverage
specified amount of a
specified security,
class of securities,
or an index at a
specified time in the
future and at a
specified price.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES:                           1-4           - Liquidity
Each Money Market                                            - Market
Fund may invest up to
10% and each Bond
Fund and each Equity
Fund may invest up to
15% of its net assets
in securities that
are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT COMPANY                             1-4           - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies. In
addition, pursuant to
new exemptive rules
under the 1940 Act
recently adopted by
the Securities and
Exchange Commission
and effective as of
July 31, 2006, each
of the Bond and
Equity Funds may
invest in shares of
affiliated or
unaffiliated money
market funds to the
extent permitted by
its investment
strategy. Certain
Funds may also invest
in iShares(R) in
excess of statutory
limitations in
reliance on an
exemptive order
issued to iShares(R),
Inc. and iShares(R)
Trust.
--------------------------------------------------------------------------------

    PROSPECTUS

                                       66
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT GRADE            1-4                              - Interest Rate
BONDS:                                                       - Credit
Interest-bearing or
discounted
government,
municipal, or
corporate securities
that obligate the
issuer to pay the
bondholder a
specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
Investment grade
bonds are those rated
BBB or better by S&P
or Baa or better by
Moody's or similarly
rated by other
nationally recognized
statistical rating
organizations, or, if
not rated, determined
to be of comparable
quality by the
Adviser.
--------------------------------------------------------------------------------
MONEY MARKET              1, 2, 4               3            - Interest Rate
INSTRUMENTS:                                                 - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
MORTGAGE-BACKED           1, 2, 4               3            - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES:       1-4                              - Credit
Securities issued by                                         - Political
a state or political                                         - Tax
subdivision to obtain                                        - Interest Rate
funds for various                                            - Regulatory
public purposes.
--------------------------------------------------------------------------------
REPURCHASE                                     1-4           - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
--------------------------------------------------------------------------------
REVERSE REPURCHASE                             1-4           - Credit
AGREEMENT:                                                   - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.
--------------------------------------------------------------------------------
RESTRICTED                                     1-4           - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.
--------------------------------------------------------------------------------

    PROSPECTUS

                                       68
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
SECURITIES LENDING:                            1-4           - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
--------------------------------------------------------------------------------
TIME DEPOSITS:                                 1-4           - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.
--------------------------------------------------------------------------------
U.S. GOVERNMENT           1, 2, 4               3            - Interest Rate
AGENCY SECURITIES:                                           - Credit
Securities issued by
agencies and
instrumentalities of
the U.S. government,
but not guaranteed or
insured by the U.S.
government. These
include Fannie Mae
and Freddie Mac.
--------------------------------------------------------------------------------
U.S. TREASURY             1, 2, 4               3            - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.
--------------------------------------------------------------------------------
VARIABLE AND FLOATING                          1-4           - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

WHEN-ISSUED                                    1-4           - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.
--------------------------------------------------------------------------------
ZERO-COUPON DEBT                             1, 2, 4         - Credit
OBLIGATIONS:                                                 - Interest Rate
Bonds and other debt                                         - Zero Coupon
that pay no interest,
but are issued at a
discount from their
value at maturity.
When held to
maturity, their
entire return equals
the difference
between their issue
price and their
maturity value.

    PROSPECTUS

                                       70
INVESTMENT PRACTICES AND RISKS
INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.




- Credit Risk
  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest

    PROSPECTUS
  rates. A rise in rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk
  The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it,

    PROSPECTUS

                                       72
INVESTMENT PRACTICES AND RISKS

  or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Small Cap Securities Risk
  Stocks of small-capitalization companies are more risky than stocks of larger companies and may be

    PROSPECTUS
  more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have limited track records. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

- Tax Risk
  The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Zero Coupon Risk
  The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS
GLOSSARY OF INVESTMENT TERMS

Glossary of Investment Terms

ALTERNATIVE MINIMUM TAX
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

BOND
A debt security issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CREDIT QUALITY
A measure of a bond issuer's ability to repay interest and principal in a timely manner.

DIVERSIFIED
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security or industry.

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

FIXED INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

    PROSPECTUS

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUNICIPAL SECURITY
Debt obligations issued by a state or local government. Interest income from municipal securities, and therefore dividend income from municipal bond funds, is generally free from federal income taxes, as well as taxes in the state in which the securities were issued.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, and administration fees.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest and dividends) earned by an investment, expressed as a percentage of the investment's price.

                     [This page intentionally left blank.]

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

MORE INFORMATION

INVESTMENT ADVISER & ADMINISTRATOR
AXIA Investment
Management, Inc.
One Williams Center,
15th Floor
Tulsa, Oklahoma 74172-0172

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005
                                 More information about the Funds is available without charge through the following:

                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                 More detailed information about the American
                                 Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                                 ANNUAL AND SEMI-ANNUAL REPORTS
                                 These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.

                                 TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                 REPORTS, OR MORE INFORMATION:

                                 BY TELEPHONE:
                                 Call 1-800-762-7085

                                 BY MAIL:
                                 American Performance Funds
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035

                                 BY INTERNET:
                                 http://www.apfunds.com

                                 FROM THE SEC:

                                 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.


                                 American Performance Funds' Investment Company Act registration number is 811-6114.


APF-PU-B 0107

        (AMERICAN PERFORMANCE FUNDS LOGO)
           AMERICAN PERFORMANCE FUNDS
                 January 1, 2007

                                         PROSPECTUS

                                         EQUITY FUNDS
                                         Balanced Fund
                                         U.S. Tax-Efficient Large Cap Equity
                                         Fund

                                         NO-LOAD INVESTOR SHARES

                                         INSTITUTIONAL SHARES

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.



(RIBBON LOGO)

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please see:
Fund Summaries.


TABLE OF CONTENTS
INTRODUCTION                                   1
FUND SUMMARIES                                 2
    Balanced Fund                              2
    U.S. Tax-Efficient Large Cap Equity
      Fund                                    10


If you would like more information about the following topics, please see:

YOUR ACCOUNT                                  16
    Customer Identification Information       16
    Distribution/Service (12b-1) Fees         16
    Opening an Account                        17
    Buying Shares                             19
    Selling Shares                            21
    Distribution and Shareholder Servicing
      Arrangements - Revenue Sharing          24
    Exchanging Shares                         25
    Transaction Policies                      25
    Additional Investor Services              26
    Dividends and Capital Gains               27
    Taxes                                     27
    Additional Information about the Funds    29
INVESTMENT MANAGEMENT                         31
FINANCIAL HIGHLIGHTS                          34
INVESTMENT PRACTICES AND RISKS                39
GLOSSARY OF INVESTMENT TERMS                  52


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2007

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Introduction

                                American Performance Funds is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds"). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds' original class of shares, the No-Load Investor Class Shares ("Investor Shares") and the Institutional Class Shares ("Institutional Shares"). Please read this prospectus and keep it for future reference.

                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio management teams invest each Fund's assets in a way that the managers believe will help the Fund achieve its goal. The managers' judgments about the bond and stock markets, economy and companies, and their methods of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries
 EQUITY FUNDS

                                Balanced Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Capital appreciation and income by investing in U.S. common stocks and investment grade bonds.

                                PRINCIPAL INVESTMENT STRATEGY
                                The Balanced Fund seeks capital appreciation and income by investing primarily in a broadly diversified portfolio of securities, including common stocks and bonds.




                                To pursue this goal, the Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in investment grade (rated at the time of purchase, in one of the four highest rating categories) or comparable quality fixed income senior securities.




                                The equity portion of the Fund primarily consists of large, mid and small capitalization stocks. Large capitalization stocks include large U.S. companies with a market capitalization in excess of $7 billion. Small capitalization stocks include small U.S. companies having an average market capitalization below $3 billion at the time of purchase. Mid capitalization stocks include U.S. companies with a market capitalization between $3 and $7 billion at the time of purchase.



                                As its primary strategy, the management team of the Fund selects equity securities using a proprietary system that ranks stocks using a quantitative approach. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Quantitative portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.



BALANCED FUNDS:
ARE GENERALLY "MIDDLE-OF-THE-ROAD" INVESTMENTS THAT SEEK TO PROVIDE SOME COMBINATION OF GROWTH, INCOME, AND CONSERVATION OF CAPITAL BY INVESTING IN A MIX OF STOCKS, BONDS, AND/OR MONEY MARKET INSTRUMENTS. BECAUSE THE PRICES OF STOCKS AND BONDS OFTEN MOVE IN DIFFERENT DIRECTIONS, BALANCED FUNDS ARE ABLE TO USE REWARDS FROM ONE TYPE OF INVESTMENT TO HELP OFFSET THE RISKS FROM ANOTHER.


(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                The management team of the Fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds and derivatives, including but not limited to, futures contracts. Futures contracts may be used for a variety of purposes including:




                                - Managing cash flows




                                - Maintaining market exposure




                                - Reducing trading costs
                                The debt portion of the Fund primarily consists of bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, mortgage-related securities, asset backed securities and collateralized mortgage obligations. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. government but are not guaranteed as to principal and interest by the U.S. Treasury.



                                The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security.



                                The portion of the Fund's assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment medium.




                                In addition to the securities described above, the Fund may invest in other equity and debt securities. For example, the Fund may invest in foreign securities, including emerging market securities. The Fund may, from time to time, take

    PROSPECTUS

                                       4
FUND SUMMARIES

                                temporary defensive positions that are
                                inconsistent with the Fund's principal
                                investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized. With respect to GSEs such as Federal Home Loan Bank
                                  (FHLB), Tennessee Valley Authority (TVA),
                                  Federal National Mortgage Association (Fannie
                                  Mae), Federal Farm Credit Bank (FFCB) and
                                  Federal Home Loan Mortgage Corporation
                                  (Freddie Mac), although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

                                - FOREIGN INVESTMENT RISK -- The risk associated
                                  with higher transaction costs, delayed
                                  settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt,

    PROSPECTUS

                                       5

                                  thereby increasing credit risk. Foreign
                                  securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.

                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

                                - PORTFOLIO BALANCING RISK -- Portfolio
                                  balancing risk is the possibility that the portfolio manager will not accurately assess the optimal mix of stocks and debt securities and therefore will underperform other balanced funds.

                                To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

                                       6
FUND SUMMARIES

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.



                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)[%]

1996                                                                             16.38
1997                                                                             19.46
1998                                                                             17.36
1999                                                                              9.26
2000                                                                             -3.31
2001                                                                             -2.83
2002                                                                            -10.77
2003                                                                             20.92
2004                                                                              8.73
2005                                                                              6.36


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 6.23%.



                               Best Quarter     Q2    1997    13.01%
                               Worst Quarter    Q3    2002    -8.61%

    PROSPECTUS

                                This table compares the Fund's average annual total returns for periods ending December 31, 2005 to those of the Russell 1000(R) Index and the Lehman Brothers U.S. Aggregate Index. The returns included in the table are only for Investor Shares. The Institutional Shares were not offered for sale in 2005.



                                 AVERAGE ANNUAL TOTAL RETURNS
                                 (PERIODS ENDED 12/31/05)


                                                                   1 Year        5 Year        10 Year
                               ------------------------------------------------------------------------
                               Balanced Fund(1)                     6.36%         3.93%         7.65%
                               ------------------------------------------------------------------------
                               Return After Taxes on
                                 Distributions*,(1)                 5.19%         3.12%         5.97%
                               ------------------------------------------------------------------------
                               Return After Taxes on
                                 Distributions and Sale of Fund
                                 Shares*,(1)                        4.93%         2.96%         5.75%
                               ------------------------------------------------------------------------
                               Russell 1000(R) Index(2)             6.27%         1.07%         9.29%
                               ------------------------------------------------------------------------
                               Lehman Brothers U.S. Aggregate
                                 Index(3)                           2.43%         5.87%         6.16%
                               ------------------------------------------------------------------------


                                * After tax returns are calculated using a
                                  standard set of assumptions. The stated
                                  returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.




                                (1) Prior to January 1, 2006, a maximum sales
                                    charge of 5.00% was imposed. This sales
                                    charge is not reflected in the total return figures.

                                (2) The Russell 1000(R) Index is an unmanaged
                                    index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index.




                                (3) The Lehman Brothers U.S. Aggregate Index is
                                    comprised of U.S. investment grade, fixed rate bond market securities, including government securities, government agency securities, corporate, and mortgage-backed securities with maturities between one and ten years.

    PROSPECTUS

                                       8
FUND SUMMARIES

Balanced Fund (continued)

FEES AND EXPENSES

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.*



                       INVESTOR   INSTITUTIONAL
                        SHARES       SHARES
                       --------   -------------
Investment Advisory
 Fees                   0.74%          0.74%
Distribution/Service
 (12b-1) Fees           0.25%          0.00%
Other Expenses#         0.59%          0.59%
TOTAL ANNUAL FUND
 OPERATING EXPENSES+    1.58%          1.33%
Less Contractual Fee
 Waivers                0.00%       -0.25%++
NET TOTAL ANNUAL FUND
 OPERATING EXPENSES     1.58%          1.08%



------------------------------------------------
* The expense information in the Annual Fund
  Operating Expenses table has been restated to reflect the fees associated with the recently adopted Shareholder Servicing Plan and a reduction in custody fees.


# Other Expenses includes a 0.25% Shareholder
  Servicing Fee paid by each class.

++ For the period through December 31, 2007, the
   Adviser has contractually agreed to waive all Shareholder Servicing Fees paid by
   Institutional Shares.


+ The Adviser has agreed voluntarily to waive
  0.39% of its Investment Advisory Fees. The
  Administrator has agreed voluntarily to cap
  Shareholder Servicing Fees paid by Investor
  Shares at 0.10%, and voluntarily to waive
  0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2007 but may be terminated at any time. If these fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:





                                                                     INVESTOR   INSTITUTIONAL
                                                                      SHARES       SHARES
                                                                     --------   -------------
       Investment Advisory Fees                                       0.35%          0.35%
       Distribution/Service (12b-1) Fees                              0.25%          0.00%
       Other Expenses                                                 0.34%          0.49%
       TOTAL ANNUAL FUND
        OPERATING EXPENSES                                            0.94%          0.84%
       Less Contractual Fee Waivers                                   0.00%         -0.25%
       NET TOTAL ANNUAL FUND OPERATING EXPENSES                       0.94%          0.59%


---------------------------------------------------
ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid quarterly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
AXIA Investment Management, Inc.
Tulsa, OK

INCEPTION DATE
June 1, 1995


NET ASSETS AS OF


NOVEMBER 30, 2006


$93 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$1,000 (Investor)
$100,000 (Institutional)

NEWSPAPER ABBREVIATION
Am Perform Balan (Investor)

AMERICAN PERFORMANCE FUND NUMBER
009 (Investor)
048 (Institutional)

CUSIP NUMBER
028846889 (Investor)
028846772 (Institutional)

TICKER SYMBOL
APBAX (Investor)
AIBLX (Institutional)

    PROSPECTUS

------------------------------------------------
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
Investor Shares          $161     $499      $860      $1,878
Institutional Shares     $110     $397      $705      $1,580

    PROSPECTUS

                                       10
FUND SUMMARIES

                                U.S. Tax-Efficient Large Cap Equity Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Growth of capital and, secondarily, income by investing in U.S. common stocks.

                                PRINCIPAL INVESTMENT STRATEGY
                                The U.S. Tax-Efficient Large Cap Equity Fund seeks growth of capital and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.




                                Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks.




                                The Fund invests primarily in a universe of equity securities of large U.S. companies having an average market capitalization in excess of $7 billion at the time of purchase.




                                The management team of the Fund seeks to identify companies that possess the following fundamental characteristics: Strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, understandable business models and limited exposure to cyclical earnings.




                                In pursuing the investment strategy, the Fund management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. For example, the Fund may hold securities for a long enough period to avoid higher short-term capital gains taxes. The Fund will also attempt to offset capital gains from sales of securities by selling other securities at a loss. These practices are expected to reduce, but not eliminate, taxable distributions.
THE RUSSELL 1000 INDEX:


AS OF NOVEMBER 30, 2006, THE RUSSELL 1000(R) INDEX STATISTICS WERE AS FOLLOWS:
THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $1 BILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $465 BILLION, THE MEAN MARKET CAPITALIZATION WAS $5 BILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $90 BILLION.



(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       11




                                The Fund will generally exhibit risk
                                characteristics similar to the large cap equity market.



                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - INVESTMENT STYLE RISK -- Investment style risk
                                  is the possibility that returns from large capitalization stocks will trail returns from other asset classes or the overall stock market.

                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

                                - TAX AWARE RISK -- Tax aware risk is the
                                  possibility that the use of investment
                                  practices that seek to minimize tax
                                  consequences will lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                       12
FUND SUMMARIES

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.


                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)[%]

1996                                                                             25.91
1997                                                                             28.77
1998                                                                             18.83
1999                                                                             12.44
2000                                                                             -6.56
2001                                                                            -13.66
2002                                                                            -25.59
2003                                                                             29.28
2004                                                                             14.95
2005                                                                              9.49


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 7.66%.



                               Best Quarter:   Q4     1998     18.88%
                               Worst Quarter:  Q3     2002    -19.52%

    PROSPECTUS

                                       13

                                This table compares the Fund's average annual total returns for periods ending December 31, 2005 to those of the Russell 1000(R) Index and the S&P 500/Citigroup Value Index. The returns included in the table are only for Investor Shares. The Institutional Shares were not offered for sale in 2005.



                                 AVERAGE ANNUAL TOTAL RETURNS
                                 (PERIODS ENDED 12/31/05)


                                                       1 Year      5 Years    10 Years
                               --------------------------------------------------------
                               U.S. Tax Efficient
                                 Large Cap Equity
                                 Fund(1)                9.49%       0.89%       7.78%
                               --------------------------------------------------------
                               Return After Taxes
                                 on
                                Distributions*,(1)      9.38%      -0.12%       5.40%
                               --------------------------------------------------------
                               Return After Taxes
                                 on Distributions
                                 and Sale of Fund
                                 Shares*,(1)            6.31%       0.37%       5.83%
                               --------------------------------------------------------
                               Russell 1000(R)
                                 Index(2)               6.27%       1.07%       9.29%
                               --------------------------------------------------------
                               S&P 500/Citigroup
                                 Value Index(3)         5.82%       2.43%       9.38%
                               --------------------------------------------------------


                                * After tax returns are calculated using a
                                  standard set of assumptions. The stated
                                  returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

                                (1) Prior to January 1, 2006, a maximum sales
                                    charge of 5.00% was imposed. This sales
                                    charge is not reflected in the total return figures.

                                (2) The Russell 1000(R) Index is an unmanaged
                                    index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index.

                                (3) The S&P 500/Citigroup Value Index (formerly
                                    known as the S&P 500/BARRA Value Index) is an unmanaged index generally representative of the performance of large value companies in the U.S. stock market.

    PROSPECTUS

                                       14
FUND SUMMARIES

FEES AND EXPENSES
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.*



                             INVESTOR   INSTITUTIONAL
                              SHARES       SHARES
                             --------   -------------
Investment Advisory Fees      0.69%         0.69%
Distribution/Service
  (12b-1) Fees                0.25%         0.00%
Other Expenses#               0.68%         0.68%
TOTAL ANNUAL FUND OPERATING
  EXPENSES+                   1.62%         1.37%
Less Contractual Fee
  Waivers                     0.00%      -0.25%++
NET TOTAL ANNUAL FUND
  OPERATING EXPENSES          1.62%         1.12%



------------------------------------------------
* The expense information in the Annual Fund
  Operating Expenses table has been restated to reflect the fees associated with the recently adopted Shareholder Servicing Plan and a reduction in custody fees.


# Other Expenses includes a 0.25% Shareholder
  Servicing Fee paid by each class.

++ For the period through December 31, 2007, the
   Adviser has contractually agreed to waive all Shareholder Servicing Fees paid by
   Institutional Shares.


+ The Adviser has agreed voluntarily to waive
  0.29% of its Investment Advisory Fees, and the Administrator has agreed voluntarily to cap
  Shareholder Servicing Fees paid by Investor
  Shares at 0.10%, and voluntarily to waive
  0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2007 but may be terminated at any time. If these fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:





                                INVESTOR   INSTITUTIONAL
                                 SHARES       SHARES
                                --------   -------------
       Investment Advisory
         Fees                    0.40%         0.40%
       Distribution/Service
         (12b-1) Fees            0.25%         0.00%
       Other Expenses            0.43%         0.58%
       TOTAL ANNUAL FUND
         OPERATING EXPENSES      1.08%         0.98%
       Less Contractual Fee
         Waivers                 0.00%        -0.25%
       NET TOTAL ANNUAL FUND
         OPERATING EXPENSES      1.08%         0.73%


---------------------------------------------------

ADDITIONAL
INFORMATION
DIVIDENDS
AND CAPITAL GAINS
Dividends are paid quarterly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
September 28, 1990

NET ASSETS AS OF
NOVEMBER 30, 2006

$14 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$1,000 (Investor)
$100,000 (Institutional)

NEWSPAPER ABBREVIATION
Am Perform Equity
(Investor)

AMERICAN PERFORMANCE FUND NUMBER
004 (Investor)
049 (Institutional)

CUSIP NUMBER
028846608 (Investor)
028846764 (Institutional)

TICKER SYMBOL
APEQX (Investor)
AIEQX (Institutional)

    PROSPECTUS

---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


                         1         3         5         10
                        Year     Years     Years     Years
------------------------------------------------------------
Investor Shares         $165     $511      $881      $1,922
Institutional Shares    $114     $409      $726      $1,625

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Your Account


CUSTOMER IDENTIFICATION INFORMATION



To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.



As a result, the Funds must obtain the following information for each person that opens a new account:



- Name;



- Date of birth (for individuals);



- Residential or business street address (although post office boxes are still permitted for mailing); and



- Social security number, taxpayer identification number, or other identifying number.



You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value next calculated after the account is closed.


DISTRIBUTION/SERVICE (12b-1) FEES

The Funds have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees for the sale and distribution of its Investor Shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Investor Shares, the maximum distribution fee is 0.25% of the average daily net assets of a Fund.

    PROSPECTUS

                                OPENING AN ACCOUNT

                                1. Read this prospectus carefully.

                                2. Determine how much you want to invest.
                                   Investors may purchase Investor Shares and Institutional Shares of the Funds at the net asset value ("NAV") of the respective class without a sales charge.

                                   Investor Shares and Institutional Shares may be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

                                   The minimum investment for each class of the Funds is as follows:

                                   INVESTOR SHARES

                                      - INITIAL PURCHASE:$1,000 for each fund

                                      - ADDITIONAL PURCHASES:$100 for each Fund

                                       These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. Investor Shares offer an Auto Invest Plan, for which the minimum investment is $100. Please refer to the section titled "Additional Investor Services."

                                   INSTITUTIONAL SHARES

                                      - INITIAL PURCHASE:$100,000 for each fund

                                      - ADDITIONAL PURCHASES:$100 for each Fund

    PROSPECTUS

                                3. Complete the appropriate parts of the Account
                                   Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

    PROSPECTUS

BUYING SHARES

        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000 for         amount payable (at least $100
     Investor Shares or $100,000         for either Investor Shares or
     for Institutional Shares),          Institutional Shares) to the
     payable to the American             American Performance Funds.
     Performance Funds.

-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     the Funds' Custodian at Bank        statement (or, if
     of Oklahoma, N.A., Attention:       unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     P.O. Box 182730, Columbus,          account name, and account
     Ohio 43218-2730.                    number) to the Funds'
                                         Custodian at Bank of
                                         Oklahoma, N.A., Attention:
                                         American Performance Funds,
                                         P.O. Box 182730, Columbus,
                                         Ohio 43218-2730.
----------------------------------------------------------------------
By Overnight Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000 for         amount payable (at least $100
     Investor Shares or $100,000         for either Investor Shares or
     for Institutional Shares),          Institutional Shares) to the
     payable to the American             American Performance Funds.
     Performance Funds.

-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     c/o BISYS Fund Services,            statement (or, if
     Attn: T.A. Operations,              unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     3435 Stelzer Road, Columbus,        account name, and account
     Ohio 43219-3035.                    number) to c/o BISYS Fund
                                         Services, Attn: T.A.
                                         Operations, American
                                         Performance Funds, 3435
                                         Stelzer Road, Columbus, Ohio
                                         43219-3035.
----------------------------------------------------------------------
        All purchases made by check should be in U.S. dollars.
  Third party checks, credit card checks, starter checks on initial purchases, traveler's checks, money orders or cash will not be accepted.

    PROSPECTUS

                                       20
YOUR ACCOUNT

           OPENING AN ACCOUNT                      ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
- Call (800) 762-7085 for instructions    - Deliver your completed Account
  on opening an account by wire             Registration Form to the Funds at:
  transfer.                                 c/o BISYS Fund Services
                                            Attn: T.A. Operations
                                            3435 Stelzer Rd.
                                            Columbus, OH 43219

                                          - To place an order by telephone call
                                            the Funds at (800) 762-7085 for
                                            instructions on purchasing additional
                                            shares by wire transfer.

                                          - Your bank may charge a fee to wire
                                            funds.
---------------------------------------------------------------------------------
By Electronic Funds Transfer
- Your bank must participate in the       - Establish the electronic purchase
  Automated Clearing House and must be a    option on your Account Registration
  U.S. bank.                                Form or call (800) 762-7085.

                                          - Call (800) 762-7085 to arrange an
                                            electronic purchase.

                                          - Your bank may charge a fee to
                                            electronically transfer funds.
---------------------------------------------------------------------------------

* The Equity Funds are not available for sale in the state of New Hampshire.

    PROSPECTUS

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, Ohio
                                              43218-2730.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

                                       22
YOUR ACCOUNT


TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire
- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.
                                            - If you call by 4 p.m. Eastern time,
- Sales of any amount.                        your payment will normally be wired to
                                              your bank on the next business day.

                                            - The Fund reserves the right to charge
                                              a wire fee.

                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer
- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time,
- Shareholders with accounts at a U.S.        the NAV of your shares will normally
  bank which participates in the Automated    be determined on the same day and you
  Clearing House.                             will receive your proceeds within a
                                              week after your request is received.

                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

    PROSPECTUS

Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:


- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.


You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.


Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

    PROSPECTUS

                                       24
YOUR ACCOUNT

SHAREHOLDER SERVICING PLAN


The Funds have approved a shareholder servicing plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds' shareholders. For performing these services, the financial intermediaries, as shareholder servicing agents, may receive an annual fee of up to 0.25% of the average daily net assets of the Investor and Institutional Shares of each Fund. For Institutional Shares, the Adviser has agreed contractually to waive the entire Shareholder Servicing Fee through December 31, 2007. For Investor Shares, the Adviser has agreed voluntarily to cap the Shareholder Servicing Fee at 0.10% of average daily net assets. This voluntary fee cap is expected to continue until December 31, 2007, but may be terminated at any time. Financial intermediaries may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. The Funds anticipate that they will enter into agreements under the shareholder servicing plan with the Bank of Oklahoma, N.A., the owner of the Funds' investment adviser, AXIA Investment Management, Inc., and with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds' shareholders and be paid by the Fund fees for such services.


DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING


AXIA Investment Management, Inc., and from time to time, other affiliates of AXIA Investment Management, Inc., at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents for the sale and distribution and/or for the servicing of the shares of the Funds. Shareholder Servicing Agents include investment advisers, broker-dealers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, and may be affiliated with AXIA Investment Management, Inc. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. AXIA Investment Management, Inc. may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.

    PROSPECTUS

EXCHANGING SHARES


How to Exchange Your Shares. Shares of any American Performance Equity Fund may be exchanged for the same class of shares of any American Performance Fund. The exchange will be made on the basis of the relative net asset values of the shares exchanged. Investor Shares may be exchanged for Investor Shares of another Fund, or Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. The Funds reserve the right to redeem Institutional Shares in the event that a shareholder no longer meets the minimum investment requirements. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.


A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES

Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

EQUITY FUNDS

- The net asset value of each of the Equity Funds is determined on each business day as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for regular trading, except for the following day in 2007: October 8.

- The assets in each of the Equity Funds are valued at market value other than short-term fixed income securities, which are valued at amortized cost. If market quotations are not readily available, the securities will be valued at fair value by the Funds' Pricing Committee. For further information about valuation of investments, see the Statement of Additional Information.

Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received, in proper form, by the Fund or its designated agent. When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent, in proper form.

Fair Value Pricing Policies. A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for

    PROSPECTUS

                                       26
YOUR ACCOUNT

which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds' Pricing Committee, under the supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for arbitrage in a Fund.

A "significant event" is one that occurred prior to the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds' foreign investments are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Funds will be required to fair value price due to a significant event is limited.

Market Timing. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to three in any calendar quarter. We also reserve the right to suspend any account in which we have identified a pattern of excessive or abusive trading. Such accounts will be prohibited from engaging in additional purchase and exchange transactions.

We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems. Our ability to monitor trades in omnibus accounts in particular is extremely limited and we will not be able to detect market timing activities in such accounts.

We will apply our policies and procedures uniformly to all Fund shareholders. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

ADDITIONAL INVESTOR SERVICES

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Investor Shares of the Funds of your choice through automatic deductions from your bank account. The plan is only available with Investor Shares. The minimum investment amount is $100 per month or quarter per Fund. To establish, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions in cash (check) or

    PROSPECTUS
have distributions (capital gains and dividends) reinvested in another American Performance Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. The plan is only available with Investor Shares. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling
(800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

DIVIDENDS AND CAPITAL GAINS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Equity Funds declare and pay income dividends quarterly. The Funds distribute capital gains they have realized, if any, at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

    PROSPECTUS

                                       28
YOUR ACCOUNT

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or reinvested them in additional Fund shares.

 For federal income tax purposes, distributions of investment income that you receive from a Fund are generally taxable as ordinary income.

 For taxable years, beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

 Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned shares in the Fund). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned shares in the Fund).


- Tax Consequences of Selling or Exchanging Shares. If you sell or exchange any Fund shares, any gain on the transaction will be subject to federal income tax.



- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on any capital gains, if any, you realize from selling or exchanging Fund shares.

    PROSPECTUS

- Funds Investing in Foreign Securities (Balanced Fund and U.S. Tax-Efficient Large Cap Equity Fund. If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.



The portfolio managers of the Balanced Fund do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.


THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION AND TO OBTAIN MORE INFORMATION ON YOUR OWN TAX SITUATION, INCLUDING POSSIBLE FOREIGN, STATE AND LOCAL TAXES. MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Disclosure of Portfolio Holdings. Information regarding the Funds' policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.


Investment in Exchange-Traded Funds. The U.S. Tax-Efficient Large Cap Equity Fund and Balanced Fund may each invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares,(R) Inc. ("iShares(R)*").


* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also

    PROSPECTUS

                                       30
YOUR ACCOUNT

incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.


Investments in Investment Companies. For purposes of the Funds' 80% policies, the Funds will "look through" investments in investment companies, such as iShares, and will include such investments in their respective percentage totals.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER


                                Investment advisory services are provided to each of the Funds by AXIA Investment Management, Inc. ("AXIA Investment Management" formerly BOk Investment Advisers, Inc.), pursuant to an Investment Advisory Agreement. AXIA Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. ("BOK"), which it succeeded as Investment Adviser to the Funds on May 12, 2001. AXIA Investment Management, subject to the supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. AXIA Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2006, AXIA Investment Management had approximately $5.2 billion in assets under management.



                                Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2006, BOK Financial and its subsidiaries had approximately $10.2 billion in assets under management in total.


                                The aggregate investment advisory fees paid to AXIA Investment Management, after voluntary fee

    PROSPECTUS

                                       32
INVESTMENT MANAGEMENT

                                reductions, by the Funds for the fiscal year ended August 31, 2006, were as follows:


                                                               % OF AVERAGE
                               FUND                             NET ASSETS
                                - Balanced Fund                    0.37%
                                - U.S. Tax-Efficient Large
                                  Cap Equity Fund                  0.44%


                                A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with AXIA Investment Management is available in the Funds' annual report to shareholders for the period ended August 31, 2006.

                                The persons primarily responsible for the day-to-day management of each Fund, as well as their previous business experience, are as follows:


   PORTFOLIO
    MANAGER             FUND(S)                    BUSINESS EXPERIENCE
   ---------            -------                    -------------------
J. Brian         Balanced Fund           Since 1993, Mr. Henderson has been a
Henderson                                portfolio manager at AXIA Investment
                                         Management, Inc. In 1991, Mr. Henderson
                                         joined Bank of Oklahoma, N.A. as a
                                         Government Securities Trader and was
                                         named Investment Officer of the Capital
                                         Market Division in 1992. Prior to
                                         joining Bank of Oklahoma, N.A., Mr.
                                         Henderson was a Financial Consultant
                                         and Equity Analyst with Southwest
                                         Securities in Dallas, Texas.
Michael P.       Balanced Fund           Since 2003, Mr. Maurer has been a fixed
Maurer                                   income fund manager at AXIA Investment
                                         Management, Inc. Prior to joining AXIA
                                         Investment Management, Inc., Mr. Maurer
                                         was a corporate bond/high yield trader
                                         at A.G. Edwards & Sons, Inc., in St.
                                         Louis, MO from August 1993 to October
                                         2002. He also performed as a market
                                         analyst/debt strategist for A.G.
                                         Edwards.
Michael C.       U.S. Tax-Efficient      Since 2000, Mr. Schloss has been an
Schloss          Large Cap Equity Fund   equity fund manager at AXIA Investment
                                         Management, Inc. Prior to joining AXIA
                                         Investment Management, Inc., Mr.
                                         Schloss was an investor relations
                                         analyst for The Williams Companies. He
                                         began his career as a financial
                                         consultant with Merrill Lynch in 1992.
                                         He also worked as an equity analyst for
                                         PRP Performa AG in Vaduz, Liechtenstein
                                         in 1998.

    PROSPECTUS

   PORTFOLIO
    MANAGER             FUND(S)                    BUSINESS EXPERIENCE
   ---------            -------                    -------------------
Jean-Claude G.   U.S. Tax-Efficient      Since April 2005, Mr. Gruet has been
Gruet            Large Cap Equity Fund,  Chief Investment Officer - Equities for
                 and Balanced Fund       AXIA Investment Management, Inc. Prior
                                         to joining AXIA Investment Management,
                                         Inc., Mr. Gruet was the Chief Executive
                                         Officer of Kidderbrook Investment
                                         Management from January 2003 to April
                                         2005 and prior to that the Director of
                                         the Investment Counsel Group of Eaton
                                         Vance Management in Boston from March
                                         1999 to January 2003. Mr. Gruet spent
                                         the first ten years of his career as an
                                         equity analyst in New York with Dean
                                         Witter Reynolds, Salomon Brothers,
                                         Inc., and UBS Securities.
Matthew C.       U.S. Tax-Efficient      Since 2006, Mr. Stephani has been a
Stephani         Large Cap Equity Fund   Portfolio Manager and member of the
                                         Fundamental Equity Management team at
                                         AXIA Investment Management, Inc. Prior
                                         to joining AXIA Investment Management,
                                         Inc., Mr. Stephani was a Senior Vice
                                         President and a Portfolio Manager at
                                         Great Companies, LLC from June 2001 to
                                         June 2006.
S. Bob Rezaee    U.S. Tax-Efficient      Since 2006, Mr. Rezaee has been a
                 Large Cap Equity Fund   Portfolio Manager and member of the
                                         Fundamental Equity Management team at
                                         AXIA Investment Management, Inc. Prior
                                         to joining AXIA Investment Management,
                                         Inc., Mr. Rezaee was a Senior Analyst
                                         and Portfolio Manager for Columbus
                                         Capital Management, LLC with research
                                         and investment oversight for the
                                         technology, internet, media, retail,
                                         financial services and medical device
                                         industries from April 2004 to May 2006.
                                         Prior to joining Columbus, Mr. Rezaee
                                         was a Senior Vice President and
                                         Portfolio Manager for McMorgan & Co.,
                                         LLC with research and investment
                                         responsibility for the technology,
                                         internet/media, telecom and medical
                                         device sectors from October 1998 to
                                         February 2003.



Each Fund is managed by a portfolio management team. Each member of the team has authority over all aspects of the relevant Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, developing the Fund's investment strategy, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. Additional information regarding each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of shares in Funds for which they are Portfolio Managers is available in the Statement of Additional Information.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


          HOW TO READ THE
          FINANCIAL HIGHLIGHTS TABLE


          THIS EXPLANATION USES THE INVESTOR SHARES OF THE BALANCED FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2006 WITH A NET ASSET VALUE (PRICE) OF $13.51 PER SHARE. DURING THE YEAR, THE FUND EARNED $1.05 PER SHARE FROM INVESTMENT ACTIVITIES (NET INVESTMENT INCOME AND REALIZED/UNREALIZED GAINS/LOSSES ON INVESTMENT TRANSACTIONS).



SHAREHOLDERS RECEIVED $0.75 PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME OR CAPITAL GAINS.



THE EARNINGS ($1.05 PER SHARE) MINUS THE DISTRIBUTIONS ($0.75 PER SHARE) RESULTED IN A SHARE PRICE OF $13.81 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND WAS 7.96% FOR THE YEAR.



AS OF AUGUST 31, 2006, THE FUND HAD $28.2 MILLION IN NET ASSETS. FOR THE YEAR, ITS EXPENSE RATIO AFTER FEE WAIVERS WAS 0.82% ($8.20 PER $1,000 OF NET ASSETS); AND ITS NET INVESTMENT INCOME AMOUNTED TO 2.06% OF ITS AVERAGE NET ASSETS.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

 BALANCED FUND - INVESTOR SHARES



                                                     YEAR ENDED AUGUST 31,
                                        -----------------------------------------------
                                         2006      2005      2004      2003      2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year      $ 13.51   $ 12.34   $ 11.56   $ 10.77   $ 11.88
---------------------------------------------------------------------------------------

Investment Activities
  Net investment income                    0.28(a)    0.25     0.20      0.23      0.28
  Net realized/unrealized gains
    (losses) on investment
    transactions                           0.77      1.18      0.79      0.80     (1.11)
                                        -----------------------------------------------
      Total from Investment Activities     1.05      1.43      0.99      1.03     (0.83)
                                        -----------------------------------------------

Distributions
  Net investment income                   (0.26)    (0.26)    (0.21)    (0.24)    (0.28)
  Net realized gains on investment
    transactions                          (0.49)       --        --        --        --
                                        -----------------------------------------------
      Total Distributions                 (0.75)    (0.26)    (0.21)    (0.24)    (0.28)
---------------------------------------------------------------------------------------

Net Asset Value, End of Year            $ 13.81   $ 13.51   $ 12.34   $ 11.56   $ 10.77

---------------------------------------------------------------------------------------

Total Return*                              7.96%    11.68%     8.49%     9.93%    (7.13)%

---------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of year (000)       $28,196   $90,522   $84,174   $71,552   $54,957

  Ratio of expenses to average net
    assets                                 0.82%     0.79%     0.76%     0.77%     0.77%

  Ratio of net investment income to
    average net assets                     2.06%     1.92%     1.66%     2.16%     2.36%

  Ratio of expenses to average net
    assets**                               1.35%     1.36%     1.33%     1.34%     1.34%

  Portfolio turnover(b)                  104.52%    99.97%   104.37%    81.13%    65.87%

---------------------------------------------------------------------------------------



 * Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.



 ** During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.



(a) Calculated using average shares.



(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

 BALANCED FUND - INSTITUTIONAL SHARES



                                                               PERIOD ENDED
                                                                AUGUST 31,
                                                                   2006
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 13.30
---------------------------------------------------------------------------

Investment Activities
  Net investment income                                             0.17
  Net realized/unrealized gains on investment transactions          0.50
                                                                 -------
      Total from Investment Activities                              0.67
                                                                 -------

Distributions
  Net investment income                                            (0.15)
                                                                 -------
      Total Distributions                                          (0.15)
---------------------------------------------------------------------------

Net Asset Value, End of Year                                     $ 13.82

---------------------------------------------------------------------------

Total Return                                                        5.04%(b)

---------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                              $62,210

  Ratio of expenses to average net assets                           0.62%(c)

  Ratio of net investment income to average net assets              1.86%(c)

  Ratio of expenses to average net assets*                          1.11%(c)

  Portfolio turnover(d)                                           104.52%

---------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a) For the period December 30, 2005 (commencement of operations) through August 31, 2006.



(b) Not annualized.



(c) Annualized.



(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

 U.S. TAX-EFFICIENT LARGE CAP EQUITY FUND -- INVESTOR SHARES



                                                     YEAR ENDED AUGUST 31,
                                         ----------------------------------------------
                                          2006     2005      2004      2003      2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $ 9.30   $  7.94   $  7.12   $  6.49   $ 10.78
---------------------------------------------------------------------------------------

Investment Activities
  Net investment income                    0.03(a)    0.09     0.10      0.06      0.07
  Net realized/unrealized gains
    (losses) on investment transactions    0.83      1.37      0.80      0.64     (2.39)
                                         ----------------------------------------------------
      Total from Investment Activities     0.86      1.46      0.90      0.70     (2.32)
                                         ----------------------------------------------------

Distributions
  Net investment income                   (0.03)    (0.10)    (0.08)    (0.07)    (0.07)
  Net realized gains on investment
    transactions                             --        --        --        --     (1.90)
                                         ----------------------------------------------------
      Total Distributions                 (0.03)    (0.10)    (0.08)    (0.07)    (1.97)
---------------------------------------------------------------------------------------

Net Asset Value, End of Year             $10.13   $  9.30   $  7.94   $  7.12   $  6.49

---------------------------------------------------------------------------------------

Total Return*                              9.26%    18.49%    12.62%    10.72%   (24.99)%

---------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of year (000)        $2,239   $17,637   $43,897   $47,793   $56,753

  Ratio of expenses to average net
    assets                                 1.15%     1.19%     1.08%     1.10%     1.08%

  Ratio of net investment income to
    average net assets                     0.28%     0.78%     1.13%     0.94%     0.79%

  Ratio of expenses to average net
    assets**                               1.39%     1.38%     1.27%     1.29%     1.27%

  Portfolio turnover(b)                   90.99%    90.13%    65.12%    36.48%    97.98%

---------------------------------------------------------------------------------------



 * Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.



 ** During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.



(a) Calculated using average shares.



(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

                                       38
FINANCIAL HIGHLIGHTS


U.S. TAX EFFICIENT LARGE CAP EQUITY FUND -- INSTITUTIONAL SHARES



                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                2006(A)
--------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $  9.72
--------------------------------------------------------------------------

Investment Activities
  Net investment income                                            0.02
  Net realized/unrealized gains on investment transactions         0.42
                                                              ----------------------------------------------------
      Total from Investment Activities                             0.44
                                                              ----------------------------------------------------

Distributions
  Net investment income                                           (0.01)
                                                              ----------------------------------------------------
      Total Distributions                                         (0.01)
--------------------------------------------------------------------------

Net Asset Value, End of Period                                  $ 10.15

--------------------------------------------------------------------------

Total Return                                                       4.51%(b)

--------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                             $12,494

  Ratio of expenses to average net assets                          0.77%(c)

  Ratio of net investment income to average net assets             0.21%(c)

  Ratio of expenses to average net assets*                         1.16%(c)

  Portfolio turnover(d)                                           90.99%

--------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a) For the period December 30, 2005 (commencement of operations) through August 31, 2006.



(b) Not annualized.



(c) Annualized.



(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The "Fund Summaries" section earlier in the prospectus provides a description of each Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information for the American Performance Bond Funds and American Performance Equity Funds. Following the table is a discussion of risk.


                    FUND NAME                          FUND CODE
 - Balanced Fund                                           1
 - U.S. Tax-Efficient Large Cap Equity Fund                2



                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
AMERICAN DEPOSITARY                            1, 2          - Market
RECEIPTS (ADRS):                                             - Political
ADRs are foreign                                             - Foreign
shares of a company                                            Investment
held by a U.S. bank
that issues a receipt
evidencing ownership.
Dividends are paid in
U.S. dollars.
--------------------------------------------------------------------------------

    PROSPECTUS

                                       40
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
ASSET-BACKED                 1                               - Pre-payment
SECURITIES:                                                  - Credit
Securities secured by                                        - Interest Rate
company receivables,                                         - Regulatory
home equity loans,
truck and auto loans,
leases, credit card
receivables and other
securities backed by
other types of
receivables or other
assets.
--------------------------------------------------------------------------------
BANKERS' ACCEPTANCES:                          1-2           - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.
--------------------------------------------------------------------------------
CALL AND PUT OPTIONS:                          1-2           - Credit
A call option gives                                          - Market
the buyer the right                                          - Leverage
to buy, and obligates
the seller of the
option to sell, a
security at a
specified price. A
put option gives the
buyer the right to
sell, and obligates
the seller of the
option to buy a
security at a
specified price. The
Funds will sell only
covered call and
secured put options.
--------------------------------------------------------------------------------
CERTIFICATES OF                                1-2           - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
COMMERCIAL PAPER:                              1-2           - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.
--------------------------------------------------------------------------------
COMMON STOCK:               1-2                              - Market
Shares of ownership
of a company.
--------------------------------------------------------------------------------
CONVERTIBLE                                    1-2           - Market
SECURITIES:                                                  - Credit
Bonds or preferred
stock that convert to
common stock.
--------------------------------------------------------------------------------
DERIVATIVES:                                   1-2           - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
--------------------------------------------------------------------------------
EXCHANGE TRADED              1                  2            - Market
FUNDS:                                                       - Liquidity
Securities that are
issued by investment
companies and traded
on securities
exchanges. Certain
Funds may invest in
iShares(R) in excess
of statutory
limitations in
reliance on an
exemptive order
issued to iShares,(R)
Inc. and iShares(R)
Trust.
--------------------------------------------------------------------------------

    PROSPECTUS

                                       42
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
FOREIGN SECURITIES:                            1-2           - Market
Stocks issued by                                             - Political
foreign companies, as                                        - Liquidity
well as commercial                                           - Foreign
paper of foreign                                               Investment
issuers and
obligations of
foreign banks,
overseas branches of
U.S. banks and
supranational
entities.
--------------------------------------------------------------------------------
FUTURES AND RELATED                            1-2           - Management
OPTIONS:                                                     - Market
A contract providing                                         - Credit
for the future sale                                          - Liquidity
and purchase of a                                            - Leverage
specified amount of a
specified security,
class of securities,
or an index at a
specified time in the
future and at a
specified price.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES:                           1-2           - Liquidity
Each Money Market                                            - Market
Fund may invest up to
10% and each Bond
Fund and each Equity
Fund may invest up to
15% of its net assets
in securities that
are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT COMPANY           1                  2            - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies. In
addition, pursuant to
new exemptive rules
under the 1940 Act
recently adopted by
the Securities and
Exchange Commission
and effective as of
July 31, 2006, each
of the Bond and
Equity Funds may
invest in shares of
affiliated or
unaffiliated money
market funds to the
extent permitted by
its investment
strategy. Certain
Funds may also invest
in iShares(R) in
excess of statutory
limitations in
reliance on an
exemptive order
issued to iShares(R),
Inc. and iShares(R)
Trust.
--------------------------------------------------------------------------------

    PROSPECTUS

                                       44
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT GRADE             1                  2            - Interest Rate
BONDS:                                                       - Credit
Interest-bearing or
discounted
government,
municipal, or
corporate securities
that obligate the
issuer to pay the
bondholder a
specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
Investment grade
bonds are those rated
BBB or better by S&P
or Baa or better by
Moody's or similarly
rated by other
nationally recognized
statistical rating
organizations, or, if
not rated, determined
to be of comparable
quality by the
Adviser.
--------------------------------------------------------------------------------
MONEY MARKET                1-2                              - Interest Rate
INSTRUMENTS:                                                 - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
MORTGAGE-BACKED              1                  2            - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.
--------------------------------------------------------------------------------
PREFERRED STOCK:                               1-2           - Market
Preferred stocks are
equity securities
that generally pay
dividends at a
specified rate and
have preference over
common stock in the
payment of dividends
and liquidation.
Preferred stock
generally does not
carry voting rights.
--------------------------------------------------------------------------------
REPURCHASE                                     1-2           - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
--------------------------------------------------------------------------------
REVERSE REPURCHASE                             1-2           - Credit
AGREEMENT:                                                   - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.
--------------------------------------------------------------------------------

    PROSPECTUS

                                       46
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
RESTRICTED                                     1-2           - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.
--------------------------------------------------------------------------------
SECURITIES LENDING:                            1-2           - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
--------------------------------------------------------------------------------
TIME DEPOSITS:                                 1-2           - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.
--------------------------------------------------------------------------------
U.S. GOVERNMENT              1                  2            - Interest Rate
AGENCY SECURITIES:                                           - Credit
Securities issued by
agencies and
instrumentalities of
the U.S. government,
but not guaranteed or
insured by the U.S.
government. These
include Fannie Mae
and Freddie Mac.
--------------------------------------------------------------------------------
U.S. TREASURY                1                  2            - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

VARIABLE AND FLOATING                          1-2           - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.
--------------------------------------------------------------------------------
WARRANTS:                                      1-2           - Interest Rate
Securities, typically                                        - Credit
issued with preferred
stock or bonds, that
give the holder the
right to buy a
proportionate amount
of common stock at a
specified price.
--------------------------------------------------------------------------------
WHEN-ISSUED                                    1-2           - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.

    PROSPECTUS

                                       48
INVESTMENT PRACTICES AND RISKS
INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.




- Credit Risk
  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest

    PROSPECTUS
  rates. A rise in rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Investment Style Risk
  The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

    PROSPECTUS

                                       50
INVESTMENT PRACTICES AND RISKS

- Management Risk

  The risk that a strategy used by a Fund's portfolio managers may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.


- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for

    PROSPECTUS
  securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

ALTERNATIVE MINIMUM TAX
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of principal by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREDIT QUALITY
A measure of a bond issuer's ability to repay interest and principal in a timely manner.

DIVERSIFIED
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security or industry.

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

FIXED INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

GROWTH STOCKS
Stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison to revenue, earnings, book value, and dividends.

    PROSPECTUS

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, and administration fees.

    PROSPECTUS

                                       54
GLOSSARY OF INVESTMENT TERMS

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VALUE STOCKS
Stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison to such factors as revenue, earnings, book value, and dividends.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest and dividends) earned by an investment, expressed as a percentage of the investment's price.

                     [This page intentionally left blank.]

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

MORE INFORMATION

INVESTMENT ADVISER & ADMINISTRATOR
AXIA Investment Management, Inc.
One Williams Center,
15(th) Floor
Tulsa, Oklahoma
74172-0172

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005
                                 More information about the Funds is available without charge through the following:

                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                 More detailed information about the American
                                 Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                                 ANNUAL AND SEMI-ANNUAL REPORTS
                                 These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.

                                 TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                 REPORTS, OR MORE INFORMATION:

                                 BY TELEPHONE:
                                 Call 1-800-762-7085

                                 BY MAIL:
                                 American Performance Funds
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035

                                 BY INTERNET:
                                 http://www.apfunds.com

                                 FROM THE SEC:

                                 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.


                                 American Performance Funds' Investment Company Act registration number is 811-6114.


APF-PU-E 0107

                       (AMERICAN PERFORMANCE FUNDS LOGO)
                           AMERICAN PERFORMANCE FUNDS
                                January 1, 2007

                                 (RIBBON LOGO)
                                         PROSPECTUS

                                         U.S. Treasury Fund
                                         Cash Management Fund

                                         Tax-Free Money Market Fund


                                         ADMINISTRATIVE SHARES

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

HOW TO READ THIS PROSPECTUS


This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.



If you would like more detailed
information about each Fund, please see
the Fund Summaries.



TABLE OF CONTENTS

INTRODUCTION                                   1

FUND SUMMARIES                                 2
    U.S. Treasury Fund                         2
    Cash Management Fund                       6
    Tax-Free Money Market Fund                11



If you would like more information about the following topics, please see:



YOUR ACCOUNT                                  16
    Customer Identification Information       16
    Distribution/Service (12b-1) Fees         16
    Opening an Account                        17
    Buying Shares                             18
    Selling Shares                            20
    Distribution and Shareholder Servicing
      Arrangements - Revenue Sharing          23
    Exchanging Shares                         24
    Transaction Policies                      24
    Additional Investor Services              25
    Dividends and Capital Gains               26
    Taxes                                     26
    Additional Information about the Funds    28

INVESTMENT MANAGEMENT                         30

FINANCIAL HIGHLIGHTS                          32

INVESTMENT PRACTICES AND RISKS                36

GLOSSARY OF INVESTMENT TERMS                  50


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2007

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Introduction

                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

                                ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.


                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries
 MONEY MARKET FUNDS

                                U.S. Treasury Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Current income with liquidity and stability of principal by investing in U.S. Treasury obligations and repurchase agreements.

                                PRINCIPAL INVESTMENT STRATEGY

                                The U.S. Treasury Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days' prior notice to shareholders. The Fund currently maintains a dollar-weighted average portfolio maturity of 10 days or less. If necessary, the average maturity can be stretched to 90 days.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Your investment in the Fund may be subject to the following principal risks:


                                - INCOME RISK -- Income risk involves the
                                  possibility that the Fund's yield will
                                  decrease due to a decline in interest rates.


                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."
MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.(1)





                                 ANNUAL TOTAL RETURNS for the predecessor to
                                Administrative Shares(2) (PERIODS ENDED
                                12/31)(1)



                                (BAR CHART)

1996                                                        4.68%
1997                                                        4.86%
1998                                                        4.75%
1999                                                        4.35%
2000                                                        5.63%
2001                                                        3.21%
2002                                                        0.98%
2003                                                        0.41%
2004                                                        0.60%
2005                                                        2.48%



                                (1) The performance information shown above is
                                    based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.13%.



                               Best Quarter:            Q4   2000    1.47%
                               Worst Quarter:           Q2   2004    0.07%



                                (2) The Administrative Class Shares have not
                                    commenced operations as of the date of this prospectus. The performance of the Administrative Class Shares prior to 1/1/07 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

    PROSPECTUS

                                       4
FUND SUMMARIES


                                This table shows the Fund's average annual total returns for periods ending December 31, 2005.





                                AVERAGE ANNUAL TOTAL RETURNS for the
                                predecessor to Administrative Shares(1)
                                (PERIODS ENDED 12/31/05)



                                                       1 Year      5 Years    10 Years
                               --------------------------------------------------------
                               U.S. Treasury Fund       2.48%       1.53%       3.18%
                               --------------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/05 was 3.31%.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.


                                (1) The performance of the Administrative Class
                                    Shares prior to 1/1/07 is based on the
                                    performance of the retail shares of the
                                    Fund. The Fund was reorganized on 1/2/07 when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.


YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

FEES AND EXPENSES
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.15%*
Distribution/Service (12b-1) Fees          0.25%
Other
Expenses#                                  0.47%
TOTAL ANNUAL FUND OPERATING
EXPENSES*                                  0.87%

Less Contractual Fee Waivers             -0.10%*
NET TOTAL ANNUAL FUND OPERATING EXPENSES   0.77%

------------------------------------------------

# Other Expenses includes a 0.25% Shareholder
  Servicing Fee.

* For the period through December 31, 2007, the
  Adviser has contractually agreed to waive
  0.10% of its Investment Advisory Fees. In addition, the Administrator has agreed voluntarily to waive 0.07% of its Administration Fee. This voluntary waiver is expected to continue through December 31, 2007, but may be terminated at any time.
  Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:


      Investment Advisory Fees        0.05%


      Distribution/Service Fees       0.25%


      Other Expenses                  0.40%


      TOTAL ANNUAL FUND OPERATING
      EXPENSES                        0.70%


---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $80            $271           $478          $1,075


                                                          ADDITIONAL
                                                          INFORMATION

                                                          DIVIDENDS
                                                          Dividends are paid
                                                          monthly.

                                                          INVESTMENT ADVISER
                                                          AXIA Investment
                                                          Management, Inc.
                                                          Tulsa, OK

                                                          INCEPTION DATE
                                                          September 5, 1990


                                                          NET ASSETS AS OF
                                                          NOVEMBER 30, 2006


                                                          $1,305 million


                                                          SUITABLE FOR IRAS
                                                          Yes

                                                          MINIMUM INITIAL
                                                          INVESTMENT
                                                          $1,000


                                                          AMERICAN PERFORMANCE
                                                          FUND NUMBER

                                                          002




                                                          CUSIP NUMBER

                                                          028846103




                                                          TICKER SYMBOL

                                                          APGXX

    PROSPECTUS

                                       6
FUND SUMMARIES

(AMERICAN PERFORMANCE FUNDS LOGO)
        MATURITY:



A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

                                Cash Management Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Current income with liquidity and stability of principal by investing in high-quality, short-term debt instruments.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Cash Management Fund seeks current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks. The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable amount master demand notes. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality, a security must be rated in one of the two

    PROSPECTUS

                                       7

                                highest credit quality categories for short-term securities, or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Your investment in the Fund may be subject to the following principal risks:

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


                                - INCOME RISK -- Income risk involves the
                                  possibility that the Fund's yield will
                                  decrease due to a decline in interest rates.


                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

    PROSPECTUS

                                       8
FUND SUMMARIES

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.(1)





                                 ANNUAL TOTAL RETURNS for the predecessor to
                                Administrative Shares(2) (PERIODS ENDED 12/31)


1996                                                                             5.02
1997                                                                             5.11
1998                                                                             5.01
1999                                                                             4.72
2000                                                                             5.92
2001                                                                             3.66
2002                                                                             1.33
2003                                                                             0.64
2004                                                                             0.84
2005                                                                             2.64


(1) The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.29%.

                               Best Quarter:              Q3   2000   1.53%
                               Worst Quarter:             Q1   2004   0.13%



                                 (2) The Administrative Class Shares have not
                                     commenced operations as of the date of this prospectus. The performance of the Administrative Class Shares prior to 1/1/07 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.


YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       9


                                This table shows the Fund's average annual total returns for periods ending December 31, 2005.



                                AVERAGE ANNUAL TOTAL RETURNS for the
                                predecessor to Administrative Shares(1)
                                (PERIODS ENDED 12/31/05)



                                                           1 Year     5 Year    10 Year
                               -------------------------------------------------------
                               Cash Management Fund        2.64%      1.81%      3.47%
                               -------------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/05 was 3.70%.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.


                                (1) The performance of the Administrative Class
                                    prior to 1/1/07 is based on the performance of the retail shares of the Fund. The Fund was reorganized on 1/2/07 when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.


YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

FEES AND EXPENSES
------------------------------------------------

Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.15%*
Distribution/Service (12b-1) Fees          0.25%
Other Expenses#                            0.48%
TOTAL ANNUAL FUND OPERATING
EXPENSES*                                  0.88%

Less Contractual Fee Waivers             -0.10%*
NET TOTAL ANNUAL FUND OPERATING EXPENSES  0.78%

------------------------------------------------

# Other Expenses includes a 0.25% Shareholder
  Servicing Fee.
* For the period through December 31, 2007, the
  Adviser has contractually agreed to waive
  0.10% of its Investment Advisory Fees. In addition, the Adviser has agreed voluntarily to waive 0.07% of its Administration Fees and the Distributor has agreed voluntarily to waive its Distribution/Service (12b-1) Fees down to 0.12%. These voluntary fee waivers are expected to continue through December 31, 2007, but may be terminated at any time.
  Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:


      Investment Advisory Fees        0.05%


      Distribution/Service Fees       0.12%


      Other Expenses                  0.40%


      TOTAL ANNUAL FUND OPERATING
      EXPENSES                        0.57%

---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $80            $271           $478          $1,075


                                                          ADDITIONAL
                                                          INFORMATION

                                                          DIVIDENDS
                                                          Dividends are paid
                                                          monthly.

                                                          INVESTMENT ADVISER
                                                          AXIA Investment
                                                          Management, Inc.
                                                          Tulsa, OK

                                                          INCEPTION DATE
                                                          September 21, 1990


                                                          NET ASSETS AS OF
                                                          NOVEMBER 30, 2006


                                                          $1,296 million


                                                          SUITABLE FOR IRAS
                                                          Yes

                                                          MINIMUM INITIAL
                                                          INVESTMENT
                                                          $1,000


                                                          AMERICAN PERFORMANCE
                                                          FUND NUMBER

                                                          001




                                                          CUSIP NUMBER

                                                          028846202




                                                          TICKER SYMBOL

                                                          APCXX

    PROSPECTUS

(AMERICAN PERFORMANCE FUNDS LOGO)
        MATURITY:



A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

                                Tax-Free Money Market Fund
                                (formerly the Institutional Tax-Free Money
                                Market Fund)
                                ------------------------------------------------

                                INVESTMENT GOAL

                                High current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

                                PRINCIPAL INVESTMENT STRATEGY


                                As a fundamental policy, the Tax-Free Money
                                Market Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.


                                When selecting securities for the Fund's portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

                                The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. While engaged in a temporary defensive position, the Fund would not be pursuing its investment objective. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

                                The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization ("NRSRO"), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating (i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by Board of Trustees.

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

(AMERICAN PERFORMANCE FUNDS LOGO)

YIELD:

ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:


- INCOME RISK -- Income risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.


- NET ASSET VALUE RISK -- The risk that the Fund will be unable to meet its goal of a constant $1 per share.

- CREDIT RISK -- Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

- MUNICIPAL RISK -- Municipal risk involves the possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

- TAX RISK -- Tax risk is the possibility that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

For more information about these risks please refer to the section titled "Investment Practices and Risks."

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

This section would normally include a bar chart and the performance table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and performance table are not shown.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.15%*

Distribution/Service (12b-1) Fees          0.25%

Other Expenses#                       0.48%


TOTAL ANNUAL FUND OPERATING EXPENSES*      0.88%


Fee Waiver and/or Expense Reimbursement  -0.20%*

NET ANNUAL FUND OPERATING EXPENSES         0.68%
------------------------------------------------

# Other Expenses includes current fees and a 0.25% Shareholder Servicing Fee.


* For the period through December 31, 2007, the
  Adviser has contractually agreed to waive
  0.10% of its Investment Advisory Fees and
  0.10% of its Administration Fees.


---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------
    $69            $261           $468          $1,066


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
April 11, 2005

NET ASSETS AS OF
NOVEMBER 30, 2006

$303 million


SUITABLE FOR IRAS
No

MINIMUM INITIAL
INVESTMENT
$1,000

AMERICAN PERFORMANCE
FUND NUMBER

013




CUSIP NUMBER

028846749




TICKER SYMBOL

APBXX

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

YOUR ACCOUNT


CUSTOMER IDENTIFICATION INFORMATION



To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.



As a result, the Funds must obtain the following information for each person that opens a new account:



- Name;



- Date of birth (for individuals);



- Residential or business street address (although post office boxes are still permitted for mailing); and



- Social security number, taxpayer identification number, or other identifying number.



You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value next calculated after the account is closed.


DISTRIBUTION/SERVICE (12b-1) FEES

The Funds have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is 0.25% of the average daily net assets of a Fund.

    PROSPECTUS

                                OPENING AN ACCOUNT

                                1. Read this prospectus carefully.

                                2. Determine how much you want to invest. The
                                   minimum investment for the American
                                   Performance Funds is as follows:

                                   - INITIAL PURCHASE: $1,000 for each Fund

                                   - ADDITIONAL PURCHASES: None.

                                   These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. The minimum investment in the Auto Invest Plan is $100. Please refer to the section titled "Additional Investor Services."

                                3. Complete the appropriate parts of the Account
                                   Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

    PROSPECTUS

                                       18
YOUR ACCOUNT

BUYING SHARES

        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000),           amount payable (at least
     payable to the American             $100) to the American
     Performance Funds.                  Performance Funds.
-    Deliver the personal check or  -    Deliver the personal check or
     bank draft and your completed       bank draft and investment
     Account Registration Form to        slip attached to your account
     the Funds' Custodian at Bank        statement (or, if
     of Oklahoma, N.A., Attention:       unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     P.O. Box 182730, Columbus,          account name, and account
     Ohio 43218-2730                     number) to the Funds'
                                         Custodian at Bank of
                                         Oklahoma, N.A., Attention:
                                         American Performance Funds,
                                         P.O. Box 182730, Columbus,
                                         Ohio 43218-2730
----------------------------------------------------------------------
By Overnight Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount(at least $1,000),            amount payable (at least
     payable to the American             $100) to the American
     Performance Funds.                  Performance Funds.
-    Deliver the personal check or  -    Deliver the personal check or
     bank draft and your completed       bank draft and investment
     Account Registration Form to        slip attached to your account
     c/o BISYS Fund Services,            statement (or, if
     Attn: T.A. Operations,              unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     3435 Stelzer Road, Columbus,        account name, and account
     Ohio 43219-3035.                    number) to c/o BISYS Fund
                                         Services, Attn: T.A.
                                         Operations, American
                                         Performance Funds, 3435
                                         Stelzer Road, Columbus, Ohio
                                         43219-3035.
----------------------------------------------------------------------

   All purchases made by personal check should be in U.S. dollars.
 Third party checks, credit card checks on initial purchases, starter checks, traveler's checks, money orders or cash will not be accepted.

    PROSPECTUS

        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
-    Call (800) 762-7085 for        -    Deliver your completed
     instructions on opening an          Account Registration Form to
     account by wire transfer.           the Funds at:
                                         c/o BISYS Fund Services
                                         Attn: T.A. Operations
                                         3435 Stelzer Rd.
                                         Columbus, OH 43219
                                    -    To place an order by
                                         telephone call the Funds at
                                         (800) 762-7085 for
                                         instructions on purchasing
                                         additional shares by wire
                                         transfer.
                                    -    Your bank may charge a fee to
                                         wire funds.
----------------------------------------------------------------------
By Electronic Funds Transfer
-    Your bank must participate in  -    Establish the electronic
     the Automated Clearing House        purchase option on your
     and must be a U.S. bank.            Account Registration Form or
                                         call (800) 762-7085.
                                    -    Call (800) 762-7085 to
                                         arrange an electronic
                                         purchase.
                                    -    Your bank may charge a fee to
                                         electronically transfer
                                         funds.
----------------------------------------------------------------------


* The U.S. Treasury Fund and the Tax-Free Money Market Fund are not available for sale in the state of New Hampshire.

    PROSPECTUS

                                       20
YOUR ACCOUNT

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type.

                                   - Write a letter of instruction
- Sales of any amount.                        indicating the Fund name, your account
                                              number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, Ohio 43218-
                                              2730.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.

------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.

                                   - Write a letter of instruction
- Sales of any amount.                        indicating the Fund name, your account
                                              number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire
- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.                        - If you call by 4 p.m. Eastern time
                                              (for the U.S. Treasury Fund and the
- Sales of any amount.                        Cash Management Fund), or 12 noon
                                              Eastern time (for the Tax-Free Money
                                              Market Fund), your payment will
                                              normally be wired to your bank on the
                                              next business day.
                                            - The Fund reserves the right to charge
                                              a wire fee.
                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer
- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.                      - If you call by 4 p.m. Eastern time
                                              (for the U.S. Treasury Fund and the
- Shareholders with accounts at a U.S.        Cash Management Fund), or 12 noon
  bank which participates in the Automated    Eastern time (for the Tax-Free Money
  Clearing House.                             Market Fund), the NAV of your shares
                                              will normally be determined on the
                                              same day and you will receive your
                                              proceeds within a week after your
                                              request is received.
                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

    PROSPECTUS

                                       22
YOUR ACCOUNT


Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:


- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.


You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.


Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In these circumstances, the redemption request will be rejected by the Fund. Once a Fund has received good payment for the shares a shareholder may submit another request for redemption. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

    PROSPECTUS

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.


SHAREHOLDER SERVICING PLAN


The Funds have approved a shareholder servicing plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds' shareholders. For performing these services, the financial intermediates, as shareholder servicing agents, may receive an annual fee of up to 0.25% of the average daily net assets of the Administrative Shares of each Fund. Financial intermediaries may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. The Funds anticipate that they will enter into agreements under the shareholder servicing plan with the Bank of Oklahoma, N.A., the owner of the Funds' investment adviser, AXIA Investment Management, Inc., and with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds' shareholders and be paid by the Fund fees for such services.


DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS - REVENUE SHARING

AXIA Investment Management, Inc., and from time to time, other affiliates of AXIA Investment Management, Inc., at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents for the sale and distribution and/or for the servicing of the shares of the Funds. Shareholder Servicing Agents include investment advisers, broker-dealers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, and may be affiliated with AXIA Investment Management, Inc. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. AXIA Investment Management may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.

    PROSPECTUS

                                       24
YOUR ACCOUNT

EXCHANGING SHARES

How to Exchange Your Shares. Shares of any American Performance Money Market Fund may be exchanged without payment of a sales charge for shares of the same class of any other American Performance Money Market Fund. Exchanges of shares from any American Performance Money Market Fund to the same class of any American Performance Equity Fund or Bond Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. Administrative Shares may be exchanged for Administrative Shares of another Fund, or another share class of the same fund if you become eligible to purchase such share class. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.


A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES

Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.


- The net asset value of each of the U.S. Treasury Fund and Cash Management Fund generally is determined at 4:00 p.m. Eastern time on each business day. The net asset value for the Tax-Free Money Market Fund is generally determined at 12 noon Eastern time on each business day. A Money Market Fund's business day is any day in which the New York Stock Exchange is open for regular trading, except for the following day in 2007: October 8. In addition, the Money Market Funds will consider a business day any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early (In 2007: January 2, January 12, February 16, April 5, May 25, July 3, August 31, October 5, November 9, November 21, November 23, December 24 and December 31), the Funds (except for the Tax-Free Money Market Fund) will determine net asset value at 2:00 p.m. Eastern time; purchase, redemption and exchange orders must be received on those days by 2:00 p.m. Eastern time.


- The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

    PROSPECTUS

- The net asset value of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.


Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent.



Market Timing. Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds' Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds and the Money Market Funds accommodate frequent trading.



ADDITIONAL INVESTOR SERVICES


Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $50 per month or quarter per Fund. To establish, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another American Performance Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

    PROSPECTUS

                                       26
YOUR ACCOUNT

DIVIDENDS AND CAPITAL GAINS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Funds declare dividends daily and pay income dividends monthly. The Funds distribute capital gains they have realized, if any, at least once a year. It is unlikely that the Funds will realize any capital gains.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes

    PROSPECTUS
  on Fund distributions whether you received them in the form of cash or reinvested them in additional Fund shares.

For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, which are discussed below) that you receive from a Fund are generally taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned shares in the Fund). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned shares in the Fund).


- Tax Consequences on Selling or Exchanging Shares. If you sell or exchange any Fund shares, any gain on the transaction will be subject to federal income tax.


- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares.


- Special Considerations for Shareholders of the Tax-Free Money Market Fund. The Tax-Free Money Market Fund intends to distribute a majority of its income as exempt-interest dividends, provided that at least 50% of the value of the Fund's assets at the end of each quarter consists of obligations the interest on which is exempt from federal income tax. Exempt-interest dividends are generally excludable from a shareholder's gross income for federal income tax purposes, although they may result in liability for federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. Additionally, the receipt of exempt-interest may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. If you receive Social Security or Railroad Retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits.

    PROSPECTUS

                                       28
YOUR ACCOUNT


The Tax-Free Money Market Fund may invest a portion of its assets in securities that generate income subject to federal or state taxes. All distributions of the Fund's income other than exempt-interest dividends will generally be taxable to you as ordinary income. As described above, taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for one year or less are taxable as ordinary income. Properly designated distributions of gains from investments that the Fund owned for more than one year are taxable as long-term capital gains. The Fund does not expect to realize significant capital gain. The Fund also does not expect a significant portion of its distributions to be derived from qualified dividend income.



In general, the portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.


THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION AND TO OBTAIN MORE INFORMATION ON YOUR OWN TAX SITUATION, INCLUDING POSSIBLE FOREIGN, STATE AND LOCAL TAXES. MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Disclosure of Portfolio Holdings. Information regarding the Funds' policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Tax-Free Money Market Fund may invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and

---------------
* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI or the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.

    PROSPECTUS
expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Tax-Free Money Market Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.


Investments in Investment Companies. For purposes of the Funds' 80% policies, the Funds will "look through" investments in investment companies, such as iShares, and will include such investments in their respective percentage totals.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER


                                Investment advisory services are provided to each of the Funds by AXIA Investment Management, Inc. ("AXIA Investment Management" formerly BOk Investment Advisers, Inc.), pursuant to an Investment Advisory Agreement. AXIA Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. ("BOK"), which it succeeded as Investment Adviser to the Funds on May 12, 2001. AXIA Investment Management, subject to the supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. AXIA Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2006, AXIA Investment Management had approximately $5.2 billion in assets under management.



                                Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2006, BOK Financial and its subsidiaries had approximately $10.2 billion in assets under management in total.

    PROSPECTUS

                                The aggregate investment advisory fees paid to AXIA Investment Management, after fee reductions, by the Funds for the fiscal year ended August 31, 2006, were as follows:


                                       FUND                  % OF AVERAGE NET ASSETS
                                - U.S. Treasury Fund                         0.03%
                                - Cash Management Fund                     0.03%
                                - Tax Free Money Market Fund                0.00%


                                A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with AXIA Investment Management is available in the Funds' annual report to shareholders for the period ended August 31, 2006.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS
FINANCIAL HIGHLIGHTS

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the Tax-Free Money Market Fund reflect the returns of the Institutional Class Shares of the Tax-Free Money Market Fund. Administrative Class Shares were not outstanding during the periods shown. The performance shown below for the Tax-Free Money Market Fund differs from that which would have been achieved by Administrative Class Shares of the Funds because of the different fees associated with Administrative Class Shares. This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.



(AMERICAN PERFORMANCE FUNDS LOGO)          HOW TO READ THE FINANCIAL HIGHLIGHTS
TABLE:
THIS EXPLANATION USES THE U.S. TREASURY FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2006 WITH A NET ASSET VALUE (PRICE) OF $1 PER SHARE. DURING THE YEAR, THE FUND EARNED $0.038 PER SHARE FROM INVESTMENTS INCOME (INTEREST AND DIVIDENDS).



SHAREHOLDERS RECEIVED $0.038 PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME.



THE EARNINGS ($0.038 PER SHARE) MINUS THE DISTRIBUTIONS ($0.038 PER SHARE) RESULTED IN A SHARE PRICE OF $1 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND WAS 3.83% FOR THE YEAR.



AS OF AUGUST 31, 2006, THE FUND HAD $883.5 MILLION IN NET ASSETS. FOR THE YEAR, ITS EXPENSE RATIO AFTER FEE WAIVERS WAS 0.72% ($7.20 PER $1,000 OF NET ASSETS); AND ITS NET INVESTMENT INCOME AMOUNTED TO 3.77% OF ITS AVERAGE NET ASSETS.

    PROSPECTUS

 U.S. TREASURY FUND


                                                  YEAR ENDED AUGUST 31,
                                   ----------------------------------------------------
                                     2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                             $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
---------------------------------------------------------------------------------------

Investment Activities
  Net investment income               0.038      0.018      0.004      0.006      0.013
                                   ----------------------------------------------------
      Total from Investment
        Activities                    0.038      0.018      0.004      0.006      0.013
                                   ----------------------------------------------------

Distributions
  Net investment income              (0.038)    (0.018)    (0.004)    (0.006)    (0.013)
                                   ----------------------------------------------------
      Total Distributions            (0.038)    (0.018)    (0.004)    (0.006)    (0.013)
                                   ----------------------------------------------------

Net Asset Value, End of Year       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

---------------------------------------------------------------------------------------

Total Return                           3.83%      1.77%      0.35%      0.58%      1.29%

---------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of year (000)  $883,502   $693,510   $630,933   $605,625   $611,568

  Ratio of expenses to average
    net assets                         0.72%      0.72%      0.70%      0.70%      0.70%

  Ratio of net investment income
    to average net assets              3.77%      1.77%      0.35%      0.58%      1.28%

  Ratio of expenses to average
    net assets*                        0.97%      0.97%      0.95%      0.95%      0.95%

---------------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 CASH MANAGEMENT FUND


                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                           AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                              2006         2005         2004         2003          2002
-------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Year         $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
                            -------------------------------------------------------------------

Investment Activities
  Net investment income        0.040        0.019        0.006        0.009         0.017
                            -------------------------------------------------------------------
      Total from
        Investment
        Activities             0.040        0.019        0.006        0.009         0.017
                            -------------------------------------------------------------------

Distributions
  Net investment income       (0.040)      (0.019)      (0.006)      (0.009)       (0.017)
                            -------------------------------------------------------------------
      Total Distributions     (0.040)      (0.019)      (0.006)      (0.009)       (0.017)
                            -------------------------------------------------------------------

Net Asset Value, End of
  Year                      $  1.000     $  1.000     $  1.000     $  1.000      $  1.000

-------------------------------------------------------------------------------------------

Total Return                    4.03%        1.94%        0.60%        0.85%         1.67%

-------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of
    year (000)              $769,549     $823,358     $661,759     $672,857      $892,477

  Ratio of expenses to
    average net assets          0.57%        0.57%        0.55%        0.55%         0.54%

  Ratio of net investment
    income to average net
    assets                      3.91%        1.95%        0.60%        0.87%         1.64%

  Ratio of expenses to
    average net assets*         0.97%        0.97%        0.90%        0.95%         0.94%

-------------------------------------------------------------------------------------------



* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 TAX-FREE MONEY MARKET FUND


                                                           YEAR ENDED    PERIOD ENDED
                                                           AUGUST 31,     AUGUST 31,
                                                              2006         2005(A)
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $  1.000       $  1.000
-------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                        0.030          0.009
                                                           --------------------------
      Total from Investment Activities                         0.030          0.009
                                                           --------------------------

Distributions
  Net investment income                                       (0.030)        (0.009)
                                                           --------------------------
      Total Distributions                                     (0.030)        (0.009)
                                                           --------------------------

Net Asset Value, End of Period                              $  1.000       $  1.000

-------------------------------------------------------------------------------------

Total Return                                                    3.06%          0.93%(b)

-------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                         $280,659       $260,835

  Ratio of expenses to average net assets                       0.18%          0.18%(c)

  Ratio of net investment income to average net assets          3.02%          2.38%(c)

  Ratio of expenses to average net assets*                      0.53%          0.59%(c)

-------------------------------------------------------------------------------------


 * During the period, certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period April 11, 2005 (commencement of operations) through August 31, 2005.

(b) Not annualized.

(c) Annualized.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The "Fund Summaries" section earlier in the prospectus provides a description of each Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME                                              FUND CODE
 - U.S. Treasury Fund                                      1
 - Cash Management Fund                                    2
 - Tax Free Money Market Fund                              3

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
ASSET-BACKED                 2                  3            - Pre-payment
SECURITIES:                                                  - Credit
Securities secured by                                        - Interest Rate
company receivables,                                         - Regulatory
home equity loans,
truck and auto loans,
leases, credit card
receivables and other
securities backed by
other types of
receivables or other
assets.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
BANKERS' ACCEPTANCES:                          2, 3          - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.
--------------------------------------------------------------------------------
BONDS:                      1-3                              - Interest Rate
Interest-bearing or                                          - Credit
discounted government
or corporate
securities that
obligate the issuer
to pay the bondholder
a specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
--------------------------------------------------------------------------------
CALL AND PUT OPTIONS:                          2, 3          - Credit
A call option gives                                          - Market
the buyer the right                                          - Leverage
to buy, and obligates
the seller of the
option to sell, a
security at a
specified price. A
put option gives the
buyer the right to
sell, and obligates
the seller of the
option to buy a
security at a
specified price. The
Funds will sell only
covered call and
secured put options.
--------------------------------------------------------------------------------
CERTIFICATES OF             2, 3                             - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.

    PROSPECTUS

                                       38
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
COMMERCIAL PAPER:           2, 3                             - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.
--------------------------------------------------------------------------------
CONVERTIBLE                                     2            - Market
SECURITIES:                                                  - Credit
Bonds or preferred
stock that convert to
common stock.
--------------------------------------------------------------------------------
DERIVATIVES:                                   2, 3          - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
--------------------------------------------------------------------------------
EXCHANGE TRADED                                 3            - Market
FUNDS:                                                       - Liquidity
Securities that are
issued by investment
companies and are
traded on securities
exchanges. Certain
Funds may invest in
iShares(R) in excess
of statutory
limitations in
reliance on an
exemptive order
issued to iShares(R),
Inc. and iShares(R)
Trust.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
FOREIGN SECURITIES:          2                               - Market
Stocks issued by                                             - Political
foreign companies, as                                        - Liquidity
well as commercial                                           - Foreign
paper or foreign                                               Investment
issuers and
obligations of
foreign banks,
overseas branches of
U.S. banks and
supranational
entities.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES:                           1-3           - Liquidity
Each Fund may invest                                         - Market
up to 10% of its net
assets in securities
that are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.

    PROSPECTUS

                                       40
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
INVESTMENT COMPANY           3                               - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies. In
addition, pursuant to
new exemptive rules
under the 1940 Act
recently adopted by
the Securities and
Exchange Commission
and effective July
31, 2006, certain
Funds may invest in
shares of affiliated
and unaffiliated
money market funds to
the extent permitted
by their respective
investment
strategies. Certain
Funds may also invest
in iShares(R) in
excess of statutory
limitations in
reliance on an
exemptive order
issued to iShares(R),
Inc. and iShares(R)
Trust.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT GRADE            1-3                              - Interest Rate
BONDS:                                                       - Credit
Interest-bearing or
discounted
government,
municipal, or
corporate securities
that obligate the
issuer to pay the
bondholder a
specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
Investment grade
bonds are those rated
BBB or better by S&P
or Baa or better by
Moody's or similarly
rated by other
nationally recognized
statistical rating
organizations, or, if
not rated, determined
to be of comparable
quality by the
Adviser.
--------------------------------------------------------------------------------
LOAN PARTICIPATION                             2, 3          - Interest Rate
INTERESTS:                                                   - Liquidity
Loan participation                                           - Credit
interests are
interests in bank
loans made to
corporations. In
these arrangements
the bank transfers
the cash stream of
the underlying bank
loan to the
participating
investor.

    PROSPECTUS

                                       42
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
MONEY MARKET                1-3                              - Interest Rate
INSTRUMENTS:                                                 - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.
--------------------------------------------------------------------------------
MORTGAGE-BACKED                                1-3           - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES:        3                               - Credit
Securities issued by                                         - Political
a state or political                                         - Interest Rate
subdivision to obtain                                        - Regulatory
funds for various                                            - Tax
public purposes.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
REPURCHASE                  1-3                              - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
--------------------------------------------------------------------------------
REVERSE REPURCHASE                             1-3           - Credit
AGREEMENTS:                                                  - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.
--------------------------------------------------------------------------------
RESTRICTED                   2                  3            - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.
--------------------------------------------------------------------------------
SECURITIES LENDING:                            1-3           - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
--------------------------------------------------------------------------------
TIME DEPOSITS:              2, 3                             - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.

    PROSPECTUS

                                       44
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
TREASURY RECEIPTS:          1-3                              - Interest Rate
Treasury receipts,
Treasury investment
growth receipts, and
certificates of
accrual of Treasury
securities.
--------------------------------------------------------------------------------
U.S. GOVERNMENT              2                  3            - Interest Rate
AGENCY SECURITIES:                                           - Credit
Securities issued by
agencies and
instrumentalities of
the U.S. government,
but not guaranteed or
insured by the U.S.
government. These
include Fannie Mae
and Freddie Mac.
--------------------------------------------------------------------------------
U.S. TREASURY               1-3                              - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.
--------------------------------------------------------------------------------
VARIABLE AND FLOATING       2, 3                             - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.
--------------------------------------------------------------------------------
WHEN-ISSUED                                    1-3           - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

ZERO-COUPON DEBT                               2, 3          - Credit
OBLIGATIONS:                                                 - Interest Rate
Bonds and other debt                                         - Zero Coupon
that pay no interest,
but are issued at a
discount from the
value at maturity.
When held to
maturity, their
entire return equals
the difference
between their issue
price and their
maturity date.

    PROSPECTUS

                                       46
INVESTMENT PRACTICES AND RISKS
INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

- Credit Risk
  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.


- Income Risk


  The risk that the Fund's yields will decrease due to a decline in interest rates.

    PROSPECTUS

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk
  The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

    PROSPECTUS

                                       48
INVESTMENT PRACTICES AND RISKS

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption

    PROSPECTUS
  rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Tax Risk
  The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Zero Coupon Risk
  The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees and administration fees.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater the fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                     [This page intentionally left blank.]

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

MORE INFORMATION

INVESTMENT ADVISER & ADMINISTRATOR
AXIA Investment
Management, Inc.
One Williams Center, 15th Floor
Tulsa, Oklahoma 74172-0172

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005
                                 More information about the Funds is available without charge through the following:

                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                 More detailed information about the American
                                 Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                                 ANNUAL AND SEMI-ANNUAL REPORTS
                                 These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.

                                 TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                 REPORTS, OR MORE INFORMATION:

                                 BY TELEPHONE:
                                 Call 1-800-762-7085

                                 BY MAIL:
                                 American Performance Funds
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035

                                 BY INTERNET:
                                 http://www.apfunds.com

                                 FROM THE SEC:

                                 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.


                                 American Performance Funds' Investment Company Act registration number is 811-6114.


APF-PU-MMA-0107

                       [AMERICAN PERFORMANCE FUNDS LOGO]
                           AMERICAN PERFORMANCE FUNDS
                                January 1, 2007

                                 [Ribbon Logo]
                                         PROSPECTUS

                                         U.S. Treasury Fund
                                         Cash Management Fund
                                         Tax-Free Money Market Fund

                                         SERVICE SHARES

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please see
the Fund Summaries.


TABLE OF CONTENTS

INTRODUCTION                                   1

FUND SUMMARIES                                 2

    U.S. Treasury Fund                         2
    Cash Management Fund                       7
    Tax-Free Money Market Fund                13


If you would like more information about the following topics, please see:


YOUR ACCOUNT                                  18

    Customer Identification Information       18
    Distribution/Service(12b-1)Fees           18
    Opening An Account and Buying Shares      19
    Selling Shares                            20
    Distribution and Shareholder Servicing
      Arrangements - Revenue Sharing          23
    Exchanging Shares                         24
    Transaction Policies                      24
    Dividends and Capital Gains               25
    Taxes                                     26
    Additional Information about the Funds    28

INVESTMENT MANAGEMENT                         29

FINANCIAL HIGHLIGHTS                          31

INVESTMENT PRACTICES AND RISKS                35

GLOSSARY OF INVESTMENT TERMS                  49


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2007

[AMERICAN PERFORMANCE FUNDS LOGO]

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Introduction

                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

                                ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.


                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries

 MONEY MARKET FUNDS

                                U.S. Treasury Fund
                                ------------------------------------------------

[AMERICAN PERFORMANCE FUNDS LOGO]

MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

INVESTMENT GOAL

Current income with liquidity and stability of principal by investing in U.S. Treasury obligations and repurchase agreements.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Treasury Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days' prior notice to shareholders.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:


- INCOME RISK -- Income risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.


- NET ASSET VALUE RISK -- The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

    PROSPECTUS

                                       4
FUND SUMMARIES


                                This bar chart shows changes in the Fund's performance from year to year.(1)


                                 ANNUAL TOTAL RETURNS
                                 for the predecessor to Administrative Shares(2) (PERIODS ENDED 12/31)[%]


1996                                                                             4.68
1997                                                                             4.86
1998                                                                             4.75
1999                                                                             4.35
2000                                                                             5.63
2001                                                                             3.21
2002                                                                             0.98
2003                                                                             0.41
2004                                                                             0.60
2005                                                                             2.48


                                (1) The performance information shown above is
                                    based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.13%.



                               Best Quarter:   Q4     2000    1.47%
                               Worst Quarter:  Q2     2004    0.07%


                                (2) The Service Class Shares have not commenced
                                    operations as of the date of this
                                    prospectus. Therefore, the performance shown is that of the predecessor to Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Service Class Shares and the predecessor to Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

    PROSPECTUS

                                       5


                                This table shows the Fund's average annual total returns for periods ending December 31, 2005.



                                AVERAGE ANNUAL TOTAL RETURNS
                                for the predecessor to Administrative Shares(1) (PERIODS ENDED 12/31/05)



                                                      1 Year      5 Year      10 Year
                               -------------------------------------------------------
                               U.S. Treasury Fund     2.48%       1.53%       3.18%
                               -------------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/05 was 3.31%.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

                                (1) The performance in the table for the Service
                                    Class Shares is based on the performance of the predecessor to Administrative Class Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the predecessor to Administrative Class Shares has been adjusted to reflect the differences in expenses between the classes.

YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

[AMERICAN PERFORMANCE FUNDS LOGO]

    PROSPECTUS

                                       6
FUND SUMMARIES

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.15%*
Distribution/Service (12b-1) Fees         0.25%
Other Expenses#                           0.47%
TOTAL ANNUAL FUND OPERATING EXPENSES*     0.87%
Less Contractual Fee Waivers             -0.25%*
NET TOTAL ANNUAL FUND OPERATING
  EXPENSES                                0.62%


------------------------------------------------
# Other Expenses includes a 0.25% Shareholder
  Servicing Fee.

* For the period through December 31, 2007, the
  Adviser has contractually agreed to cap the Shareholder Servicing Fee at 0.10% and waive
  0.10% of its Investment Advisory Fees. The
  Administrator has agreed to voluntarily waive
  0.07% of its Administration Fee and the
  Distributor has agreed to voluntarily waive
  Distribution/Service (12b-1) Fees down to
  0.10%. These voluntary fee waivers are
  expected to continue through December 31, 2007, but may be terminated at any time.
  Annual fund operating expenses after giving effect to contractual and voluntary fee waivers are as follows:


      Investment Advisory Fees         0.05%


      Distribution/Service (12b-1)
      Fees                             0.10%


      Other Expenses                   0.25%


      TOTAL ANNUAL FUND OPERATING
      EXPENSES                         0.40%


------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year     3 Years     5 Years    10 Years
--------------------------------------------
   $63       $253        $458       $1,049


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
October 19, 2001

NET ASSETS AS OF NOVEMBER 30, 2006

$1,305 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL
INVESTMENT
$10,000

AMERICAN PERFORMANCE
FUND NUMBER

062


CUSIP NUMBER

028846715


TICKER SYMBOL

APJXX

    PROSPECTUS

                                Cash Management Fund
                                ------------------------------------------------

[AMERICAN PERFORMANCE FUNDS LOGO]
MATURITY:


A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

INVESTMENT GOAL

Current income with liquidity and stability of principal by investing in high-quality, short-term debt instruments.

PRINCIPAL INVESTMENT STRATEGY

The Cash Management Fund seeks current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks. The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable amount master demand notes. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury.

    PROSPECTUS

                                       8
FUND SUMMARIES

While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

- CREDIT RISK -- Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

    PROSPECTUS

                                       9


                                - INCOME RISK -- Income risk involves the
                                  possibility that the Fund's yield will
                                  decrease due to a decline in interest rates.


                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

    PROSPECTUS

                                       10
FUND SUMMARIES

                                PERFORMANCE INFORMATION

                                The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.(1)



                                ANNUAL TOTAL RETURNS
                                for the predecessor to Administrative Shares(2) (PERIOD ENDED 12/31)[%]


1996                                                                             5.02
1997                                                                             5.11
1998                                                                             5.01
1999                                                                             4.72
2000                                                                             5.92
2001                                                                             3.66
2002                                                                             1.33
2003                                                                             0.64
2004                                                                             0.84
2005                                                                             2.64


                                (1) The performance information shown above is
                                    based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.29%.



                               Best Quarter:   Q3     2000    1.53%
                               Worst Quarter:  Q1     2004    0.13%



                                (2) The Service Class Shares have not commenced
                                    operations as of the date of this
                                    prospectus. Therefore, the performance shown is that of the predecessor to Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Service Class Shares and the predecessor to Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

    PROSPECTUS

                                       11


                                This table shows the Fund's average annual total returns for periods ending December 31, 2005.



                                AVERAGE ANNUAL TOTAL RETURNS
                                for the predecessor to Administrative Shares(1) (PERIODS ENDED 12/31/05)



                                                         1 Year   5 Year   10 Year
                               ---------------------------------------------------
                               Cash Management Fund      2.64%    1.81%    3.47%
                               ---------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/05 was 3.70%.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.


                                (1) The performance in the table for the Service
                                    Class Shares is based on the performance of the predecessor to Administrative Class Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the predecessor to Administrative Class Shares has been adjusted to reflect the differences in expenses between the classes.


YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

[AMERICAN PERFORMANCE FUNDS LOGO]

    PROSPECTUS

                                       12
FUND SUMMARIES

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                 0.15%*
Distribution/Service (12b-1) Fees        0.25%
Other Expenses#                          0.48%*
TOTAL ANNUAL FUND OPERATING EXPENSES*    0.88%
Less Contractual Fee Waivers            -0.25%*
NET TOTAL ANNUAL FUND OPERATING
  EXPENSES                               0.63%


------------------------------------------------
# Other Expenses includes a 0.25% Shareholder
  Servicing Fee.

* For the period through December 31, 2007, the
  Adviser has contractually agreed to cap the Shareholder Servicing Fee at 0.10% and waive
  0.10% of its Investment Advisory Fees. The
  Administrator has agreed to voluntarily waive
  0.07% of its Administration Fee and the
  Distributor has agreed to voluntarily waive
  Distribution/Service (12b-1) Fees down to
  0.10%. These voluntary fee waivers are
  expected to continue through December 31, 2007, but may be terminated at any time.
  Annual fund operating expenses after giving effect to contractual and voluntary fee waivers are as follows:


      Investment Advisory Fees         0.05%


      Distribution/Service (12b-1)
      Fees                             0.10%


      Other Expenses                   0.26%


      TOTAL ANNUAL FUND OPERATING
      EXPENSES                         0.41%


------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year      3 Years     5 Years    10 Years
---------------------------------------------
   $64        $256        $463       $1,061


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
November 22, 2002

NET ASSETS AS OF
NOVEMBER 30, 2006

$1,296 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL
INVESTMENT
$10,000

AMERICAN PERFORMANCE
FUND NUMBER

061


CUSIP NUMBER

028846673


TICKER SYMBOL

APFXX

    PROSPECTUS

[AMERICAN PERFORMANCE FUNDS LOGO]
MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

                                Tax-Free Money Market Fund
                                (formerly the Institutional Tax-Free Money
                                Market Fund)
                                ------------------------------------------------

                                INVESTMENT GOAL

                                High current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

                                PRINCIPAL INVESTMENT STRATEGY


                                As a fundamental policy, the Tax-Free Money
                                Market Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.


                                When selecting securities for the Fund's portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

(formerly the Institutional Tax-Free Money Market Fund)


    PROSPECTUS

                                       14
FUND SUMMARIES

                                The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. While engaged in a temporary defensive position, the Fund would not be pursuing its investment objective. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

                                The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization ("NRSRO"), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating (i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by Board of Trustees.

(formerly the Institutional Tax-Free Money Market Fund)


    PROSPECTUS

                                       15

[AMERICAN PERFORMANCE FUNDS LOGO]

YIELD:

ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:


- INCOME RISK -- Income risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.


- NET ASSET VALUE RISK -- The risk that the Fund will be unable to meet its goal of a constant $1 per share.

- CREDIT RISK -- Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

- MUNICIPAL RISK -- Municipal risk involves the possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

- TAX RISK -- Tax risk is the possibility that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

For more information about these risks please refer to the section titled "Investment Practices and Risks."

(formerly the Institutional Tax-Free Money Market Fund)


    PROSPECTUS

                                       16
FUND SUMMARIES

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

This section would normally include a bar chart and the performance table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and performance table are not shown.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                0.15%*

Distribution/Service (12b-1) Fees        0.25%

Other Expenses#                           0.48%


TOTAL ANNUAL FUND OPERATING EXPENSES*    0.88%

Fee Waiver and/or Expense Reimbursement  -0.35%*
NET ANNUAL FUND OPERATING EXPENSES       0.53%

------------------------------------------------

# Other Expenses includes current fees and a 0.25% Shareholder Servicing Fee.


* For the period through December 31, 2007, the
  Adviser has contractually agreed to cap its Shareholder Servicing Fee at 0.10% and waive
  0.10% of its Investment Advisory Fees and the Administrator has contractually agreed to waive 0.10% of its Administration Fees. In addition, the Distributor has agreed to voluntarily waive Distribution/Service (12b-1)
  Fees down to 0.10%. The voluntary waivers are expected to continue through December 31, 2007, but may be terminated at any time.
  Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:


   Investment Advisory Fees             0.05%


   Distribution/Service (12b-1) Fees    0.10%


   Other Expenses                       0.23%


   TOTAL ANNUAL FUND OPERATING
   EXPENSES                             0.38%


------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year      3 Years     5 Years    10 Years
---------------------------------------------
   $54        $246        $453       $1,052


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
April 11, 2005

NET ASSETS AS OF
NOVEMBER 30, 2006

$303 million


SUITABLE FOR IRAS
No

MINIMUM INITIAL
INVESTMENT
$10,000

AMERICAN PERFORMANCE
FUND NUMBER

063


CUSIP NUMBER

028846731


TICKER SYMBOL

APDXX

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Your Account


CUSTOMER IDENTIFICATION INFORMATION



To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.



As a result, the Funds must obtain the following information for each person that opens a new account:



- Name;



- Date of birth (for individuals);



- Residential or business street address (although post office boxes are still permitted for mailing); and



- Social security number, taxpayer identification number, or other identifying number.



You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value next calculated after the account is closed.


DISTRIBUTION/SERVICE (12B-1) FEES
The Fund have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is 0.25% of the average daily assets of a Fund.

    PROSPECTUS

The Service Shares of the Money Market Funds require a minimum initial investment of $10,000 and are offered to customers for whom Bank of Oklahoma, or its affiliates, act in a fiduciary, advisory, custodial agency or similar capacity and to fiduciary customers of other financial institutions approved by the Distributor.

                                OPENING AN ACCOUNT AND BUYING SHARES

                                1.  Read this prospectus carefully.

                                2. Determine how much you want to invest. The minimum investment for Service Shares of an American Performance Money Market Fund is as follows:

                                    - INITIAL PURCHASE: $10,000 for each Fund

                                    - ADDITIONAL PURCHASES: None

                                    A Fund may waive its minimum purchase
                                    requirements.

                                    All purchases made by check should be in U.S.
                                    dollars. Third party checks, credit card checks, money orders, traveler's checks, starter checks on initial purchases or cash will not be accepted.

                                3.  Complete the appropriate parts of the Account
                                    Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800)
                                    762-7085.

                                4.  You may purchase Service Shares of a Money
                                    Market Fund by following the procedures
                                    established by the Distributor in connection with requirements of qualified accounts maintained by Bank of Oklahoma or other financial institutions approved by the
                                    Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into an American Performance Money
                                    Market Fund.

--------------------------------------------------------------------------------

* The U.S. Treasury Fund and the Tax-Free Money Market Fund are not available for sale in the state of New Hampshire.

    PROSPECTUS

                                       20
YOUR ACCOUNT

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES

By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, OH
                                              43218-2730.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

TO SELL SOME OR ALL OF YOUR SHARES
By Phone

- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire

- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.                        - If you call by 4 p.m. Eastern time
                                              (for the U.S. Treasury Fund and the
- Sales of any amount.                        Cash Management Fund), or 12 noon
                                              Eastern time (for the Tax-Free Money
                                              Market Fund), your payment will
                                              normally be wired to your bank on the
                                              next business day.
                                            - The Fund reserves the right to charge
                                              a wire fee.
                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer

- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time
- Shareholders with accounts at a U.S.        (for the U.S. Treasury Fund and the
  bank which participates in the Automated    Cash Management Fund), or 12 noon
  Clearing House.                             Eastern time (for the Tax-Free Money
                                              Market Fund), the NAV of your shares
                                              will normally be determined on the
                                              same day and you will receive your
                                              proceeds within a week after your
                                              request is received.
                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

    PROSPECTUS

                                       22
YOUR ACCOUNT


Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:


- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.


You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.


Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future

    PROSPECTUS
distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

SHAREHOLDER SERVICING PLAN

The Funds have approved a shareholder servicing plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds' shareholders. For performing these services, the financial intermediates, as shareholder servicing agents, may receive an annual fee of up to 0.25% of the average daily net assets of the Service Shares of each Fund. For Service Shares, the Adviser has contractually agreed to cap the Shareholder Servicing Fee at 0.10% of average daily net assets through December 31, 2007. Financial intermediaries may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. The Funds anticipate that they will enter into agreements under the shareholder servicing plan with the Bank of Oklahoma, N.A., the owner of the Funds' investment adviser, AXIA Investment Management, Inc., and with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds' shareholders and be paid by the Fund fees for such services.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS - REVENUE SHARING

AXIA Investment Management, Inc., and from time to time, other affiliates of AXIA Investment Management, Inc., at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents for the sale and distribution and/or for the servicing of the shares of the Funds. Shareholder Servicing Agents include investment advisers, broker-dealers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, and may be affiliated with AXIA Investment Management, Inc. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. AXIA Investment Management, Inc. may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.

    PROSPECTUS

                                       24
YOUR ACCOUNT

EXCHANGING SHARES


How to Exchange Your Shares. Shares of any American Performance Money Market Fund may be exchanged without payment of a sales charge for shares of the same share class of any American Performance Money Market Fund. Exchanges of shares from any American Performance Money Market Fund to the same share class of any American Performance Equity Fund or Bond Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. Service Shares may be exchanged for Service Shares or another Fund, or another share class of the same Fund if you become eligible to purchase such share class. The Fund reserves the right to redeem Service Shares in the event that a Shareholder no longer meets the minimum investment requirements. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.


A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES

Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.


- The net asset value of the U.S. Treasury Fund and Cash Management Fund generally is determined at 4:00 p.m. Eastern time on each business day. The net asset value for the Tax-Free Money Market Fund is generally determined at 12 noon Eastern time on each business day. A Money Market Fund's business day is any day in which the New York Stock Exchange is open for regular trading, except for the following day in 2007: October 8. In addition, the Money Market Funds will consider a business day any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, (In 2007: January 2, January 12, February 16, April 5, May 25, July 3, August 31, October 5, November 9, November 21, November 23, December 24 and December 31), the Funds (except for the Tax-Free Money Market Fund) will determine net asset value at 2:00 p.m. Eastern time; purchase, redemption, and exchange orders must be received on those days by 2:00 p.m. Eastern time.

    PROSPECTUS

- The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

- The net asset value of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent.


Market Timing. Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds' Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds and the Money Market Funds accommodate frequent trading.



DIVIDENDS AND CAPITAL GAINS


As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds declare dividends daily and pay income dividends monthly. The Funds distribute capital gains they have realized, if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gains.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

    PROSPECTUS

                                       26
YOUR ACCOUNT

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or reinvested them in additional Fund shares.

For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, which are discussed below) that you receive from a Fund are generally taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned shares in the Fund). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-

    PROSPECTUS
term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned shares in the Fund).


- Tax Consequences of Selling or Exchanging Shares. If you sell or exchange any Fund shares, any gain on the transaction will be subject to federal income tax.


- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares.

- Special Considerations for Shareholders of the Tax-Free Money Market Fund.


  The Tax-Free Money Market Fund intends to distribute a majority of its income as exempt-interest dividends, provided that at least 50% of the value of the Fund's assets at the end of each quarter consists of obligations the interest on which is exempt from federal income tax. Exempt-interest dividends are generally excludable from a shareholder's gross income for federal income tax purposes, although they may result in liability for federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. Additionally, the receipt of exempt-interest may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. If you receive Social Security or Railroad Retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits.


  The Tax-Free Money Market Fund may invest a portion of its assets in securities that generate income subject to federal or state taxes. All distributions of the Fund's income other than exempt-interest dividends will generally be taxable to you as ordinary income. As described above, taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for one year or less are taxable as ordinary income. Properly designated distributions of gains from investments that the Fund owned for more than one year are taxable as long-term capital gains. The Fund does not expect to realize significant capital gain. The Fund also does not expect a significant portion of its distributions to be derived from qualified dividend income.


In general, the portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.


THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR

    PROSPECTUS

                                       28
YOUR ACCOUNT

PARTICULAR INVESTMENTS AND TAX SITUATION AND TO OBTAIN MORE INFORMATION ON YOUR OWN TAX SITUATION, INCLUDING POSSIBLE FOREIGN, STATE AND LOCAL TAXES. MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Disclosure of Portfolio Holdings. Information regarding the Funds' policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Cash Management Fund and Tax-Free Money Market Fund may each invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI or the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Tax-Free Money Market Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.


Investments in Investment Companies. For purposes of the Funds' 80% policies, the Funds will "look through" investments in investment companies, such as iShares, and will include such investments in their respective percentage totals.

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER


                                Investment advisory services are provided to each of the Funds by AXIA Investment Management, Inc. ("AXIA Investment Management" formerly BOk Investment Advisers, Inc.), pursuant to an Investment Advisory Agreement. AXIA Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. ("BOK"), which it succeeded as Investment Adviser to the Funds on May 12, 2001. AXIA Investment Management, subject to the supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. AXIA Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2006, AXIA Investment Management had approximately $5.2 billion in assets under management.



                                Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2006, BOK Financial and its subsidiaries had approximately $10.2 billion in assets under management in total.

    PROSPECTUS

                                The aggregate investment advisory fees paid to AXIA Investment Management after fee reductions, by the Funds for the fiscal year ended August 31, 2006, were as follows:


                               FUND                       % OF AVERAGE NET ASSETS
                                - U.S. Treasury Fund                         0.03%
                                - Cash Management Fund                       0.03%
                                - Tax-Free Money Market Fund                 0.00%


                                A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with AXIA Investment Management is available in the Funds' annual report to shareholders for the period ended August 31, 2006.

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the U.S. Treasury Fund and Cash Management Fund reflect the returns of the predecessor to Administrative Class Shares of the U.S. Treasury Fund and Cash Management Fund, respectively. The financial highlights for the Tax-Free Money Market Fund reflect the returns of the Institutional Class Shares of the Tax-Free Money Market Fund. Service Class Shares were not outstanding during the periods shown. The performance shown below differs from that which would have been achieved by Service Class Shares of the Funds because of the different fees associated with Service Class Shares. This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.


[AMERICAN PERFORMANCE FUNDS LOGO]

          HOW TO READ THE
          FINANCIAL HIGHLIGHTS TABLE


          THIS EXPLANATION USES THE U.S. TREASURY FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2006 WITH A NET ASSET VALUE (PRICE) OF $1 PER SHARE. DURING THE YEAR, THE FUND EARNED $0.038 PER SHARE FROM INVESTMENT INCOME (INTEREST AND DIVIDENDS).



SHAREHOLDERS RECEIVED $0.038 PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME.



THE EARNINGS ($0.038 PER SHARE) MINUS THE DISTRIBUTIONS ($0.038 PER SHARE) RESULTED IN A SHARE PRICE OF $1 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND WAS 3.83% FOR THE YEAR.



AS OF AUGUST 31, 2006, THE FUND HAD $883.5 MILLION IN NET ASSETS. FOR THE YEAR, ITS EXPENSE RATIO AFTER FEE WAIVERS WAS 0.72% ($7.20 PER $1,000 OF NET ASSETS); AND ITS NET INVESTMENT INCOME AMOUNTED TO 3.77% OF ITS AVERAGE NET ASSETS.

    PROSPECTUS

                                       32
FINANCIAL HIGHLIGHTS

 U.S. TREASURY FUND


                                                  YEAR ENDED AUGUST 31,
                                   ----------------------------------------------------
                                     2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                             $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
---------------------------------------------------------------------------------------

Investment Activities
  Net investment income               0.038      0.018      0.004      0.006      0.013
                                   ----------------------------------------------------
      Total from Investment
        Activities                    0.038      0.018      0.004      0.006      0.013
                                   ----------------------------------------------------

Distributions
  Net investment income              (0.038)    (0.018)    (0.004)    (0.006)    (0.013)
                                   ----------------------------------------------------
      Total Distributions            (0.038)    (0.018)    (0.004)    (0.006)    (0.013)
                                   ----------------------------------------------------

Net Asset Value, End of Year       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

---------------------------------------------------------------------------------------

Total Return                           3.83%      1.77%      0.35%      0.58%      1.29%

---------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of year (000)  $883,502   $693,510   $630,933   $605,625   $611,568

  Ratio of expenses to average
    net assets                         0.72%      0.72%      0.70%      0.70%      0.70%

  Ratio of net investment income
    to average net assets              3.77%      1.77%      0.35%      0.58%      1.28%

  Ratio of expenses to average
    net assets*                        0.97%      0.97%      0.95%      0.95%      0.95%

---------------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 CASH MANAGEMENT FUND


                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                           AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                              2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
------------------------------------------------------------------------------------------------

Investment Activities

 Net investment income         0.040        0.019        0.006        0.009        0.017
                            ------------------------------------------------------------------
 Total from Investment
 Activities                    0.040        0.019        0.006        0.009        0.017
                            ------------------------------------------------------------------

Distributions

 Net investment income        (0.040)      (0.019)      (0.006)      (0.009)      (0.017)
                            ------------------------------------------------------------------
 Total Distributions          (0.040)      (0.019)      (0.006)      (0.009)      (0.017)

------------------------------------------------------------------------------------------------

Net Asset Value, End of
 Year                       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000

------------------------------------------------------------------------------------------------

Total Return                    4.03%        1.94%        0.60%        0.85%        1.67%

------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:

 Net Assets at end of
 year, (000)                $769,549     $823,358     $661,759     $672,857     $892,477

 Ratio of expenses to
 average net assets             0.57%        0.57%        0.55%        0.55%        0.54%

 Ratio of net investment
 income to average net
 assets                         3.91%        1.95%        0.60%        0.87%        1.64%

 Ratio of expenses to
 average net assets*            0.97%        0.97%        0.90%        0.95%        0.94%

------------------------------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

                                       34
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS

 TAX-FREE MONEY MARKET FUND


                                                          YEAR ENDED   PERIOD ENDED
                                                          AUGUST 31,    AUGUST 31,
                                                             2006        2005(A)
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $  1.000      $  1.000
-----------------------------------------------------------------------------------

Investment Activities
  Net investment income                                       0.030         0.009
                                                           --------------------------
      Total from Investment Activities                        0.030         0.009
                                                           --------------------------

Distributions
  Net investment income                                      (0.030)       (0.009)
                                                           --------------------------
      Total Distributions                                    (0.030)       (0.009)
                                                           --------------------------

Net Asset Value, End of Period                             $  1.000      $  1.000

-----------------------------------------------------------------------------------

Total Return                                                   3.06%         0.93%(b)

-----------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                        $280,659      $260,835

  Ratio of expenses to average net assets                      0.18%         0.18%(c)

  Ratio of net investment income to average net assets         3.02%         2.38%(c)

  Ratio of expenses to average net assets*                     0.53%         0.59%(c)

-----------------------------------------------------------------------------------


 * During the period, certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period April 11, 2005 (commencement of operations) through August 31, 2005.

(b) Not annualized.

(c) Annualized.

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The "Fund Summaries" section earlier in the prospectus provides a description of each Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME                                              FUND CODE
 - U.S. Treasury Fund                                      1
 - Cash Management Fund                                    2
 - Tax-Free Money Market Fund                              3


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
ASSET-BACKED                 2                  3            - Pre-payment
SECURITIES:                                                  - Credit
Securities secured by                                        - Interest Rate
company receivables,                                         - Regulatory
home equity loans,
truck and auto loans,
leases, credit card
receivables and other
securities backed by
other types of
receivables or other
assets.

    PROSPECTUS

                                       36
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

--------------------------------------------------------------------------------
BANKERS' ACCEPTANCES:                          2, 3          - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.
--------------------------------------------------------------------------------
BONDS:                      1-3                              - Interest Rate
Interest-bearing or                                          - Credit
discounted government
or corporate
securities that
obligate the issuer
to pay the bondholder
a specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
--------------------------------------------------------------------------------
CALL AND PUT OPTIONS:                          2, 3          - Credit
A call option gives                                          - Market
the buyer the right                                          - Leverage
to buy, and obligates
the seller of the
option to sell, a
security at a
specified price. A
put option gives the
buyer the right to
sell, and obligates
the seller of the
option to buy a
security at a
specified price. The
Funds will sell only
covered call and
secured put options.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
CERTIFICATES OF             2, 3                             - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.
--------------------------------------------------------------------------------
COMMERCIAL PAPER:           2, 3                             - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.
--------------------------------------------------------------------------------
CONVERTIBLE                                     2            - Market
SECURITIES:                                                  - Credit
Bonds or preferred
stock that convert to
common stock.
--------------------------------------------------------------------------------
DERIVATIVES:                                   2, 3          - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
--------------------------------------------------------------------------------
EXCHANGE TRADED                                 3            - Market
FUNDS:                                                       - Liquidity
Securities that are
issued by investment
companies and traded
on securities
exchanges. Certain
Funds may invest in
iShares(R) in excess
of statutory
limitations in
reliance on an
exemptive order
issued to iShares(R),
Inc. and iShares(R)
Trust.

    PROSPECTUS

                                       38
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
FOREIGN SECURITIES:          2                               - Market
Stocks issued by                                             - Political
foreign companies, as                                        - Liquidity
well as commercial                                           - Foreign
paper or foreign                                               Investment
issuers and
obligations of
foreign banks,
overseas branches of
U.S. banks and
supranational
entities.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES:                           1-3           - Liquidity
Each Fund may invest                                         - Market
up to 10% of its net
assets in securities
that are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
INVESTMENT COMPANY           3                               - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies. In
addition, pursuant to
new exemptive rules
under the 1940 Act
recently adopted by
the Securities and
Exchange Commission
and effective as of
July 31, 2006,
certain Funds may
invest in shares of
affiliated or
unaffiliated money
market funds to the
extent permitted by
their respective
investment
strategies. Certain
Funds may also invest
in iShares(R) in
excess of statutory
limitations in
reliance on an
exemptive order
issued to iShares(R),
Inc. and iShares(R)
Trust.

    PROSPECTUS

                                       40
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
INVESTMENT GRADE            1-3                              - Interest Rate
BONDS:                                                       - Credit
Interest-bearing or
discounted
government,
municipal, or
corporate securities
that obligate the
issuer to pay the
bondholder a
specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
Investment grade
bonds are those rated
BBB or better by S&P
or Baa or better by
Moody's or similarly
rated by other
nationally recognized
statistical rating
organizations, or, if
not rated, determined
to be of comparable
quality by the
Adviser.
--------------------------------------------------------------------------------
LOAN PARTICIPATION                             2, 3          - Interest Rate
INTERESTS:                                                   - Liquidity
Loan participation                                           - Credit
interests are
interests in bank
loans made to
corporations. In
these arrangements
the bank transfers
the cash stream of
the underlying bank
loan to the
participating
investor.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
MONEY MARKET                1-3                              - Interest Rate
INSTRUMENTS:                                                 - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.
--------------------------------------------------------------------------------
MORTGAGE-BACKED                                1-3           - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES:        3                               - Credit
Securities issued by                                         - Political
a state or political                                         - Interest Rate
subdivision to obtain                                        - Regulatory
funds for various                                            - Tax
public purposes.

    PROSPECTUS

                                       42
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
REPURCHASE                  1-3                              - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
--------------------------------------------------------------------------------
REVERSE REPURCHASE                             1-3           - Credit
AGREEMENTS:                                                  - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.
--------------------------------------------------------------------------------
RESTRICTED                   2                  3            - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.
--------------------------------------------------------------------------------
SECURITIES LENDING:                            1-3           - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
--------------------------------------------------------------------------------
TIME DEPOSITS:              2, 3                             - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
TREASURY RECEIPTS:          1-3                              - Interest Rate
Treasury receipts,
Treasury investment
growth receipts, and
certificates of
accrual of Treasury
securities.
--------------------------------------------------------------------------------
U.S. GOVERNMENT              2                  3            - Interest Rate
AGENCY SECURITIES:                                           - Credit
Securities issued by
agencies and
instrumentalities of
the U.S. government,
but not guaranteed or
insured by the U.S.
Government. These
include Fannie Mae
and Freddie Mac.
--------------------------------------------------------------------------------
U.S. TREASURY               1-3                              - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.
--------------------------------------------------------------------------------
VARIABLE AND FLOATING       2, 3                             - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.

    PROSPECTUS

                                       44
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

--------------------------------------------------------------------------------
WHEN-ISSUED                                    1-3           - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.
--------------------------------------------------------------------------------
ZERO-COUPON DEBT                               2, 3          - Credit
OBLIGATIONS:                                                 - Interest Rate
Bonds and other debt                                         - Zero Coupon
that pay no interest,
but are issued at a
discount from their
value at maturity
When held to
maturity, their
entire return equals
the difference
between their issue
price and their
maturity value.

    PROSPECTUS

                                       45
INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

- Credit Risk
  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.


- Income Risk


  The risk that the Fund's yield will decrease due to a decline in interest rates.

    PROSPECTUS

                                       46
INVESTMENT PRACTICES AND RISKS

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk
  The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated results.

    PROSPECTUS

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Municipal Risk
  Municipal risk involves the possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for

    PROSPECTUS

                                       48
INVESTMENT PRACTICES AND RISKS

  securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Tax Risk
  The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Zero Coupon Risk
  The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees and administration fees.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater the fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

              [AMERICAN PERFORMANCE FUNDS LOGO]


                           AMERICAN PERFORMANCE FUNDS


MORE INFORMATION


INVESTMENT ADVISER & ADMINISTRATOR


AXIA Investment
Management, Inc.
One Williams Center,
15th Floor
Tulsa, Oklahoma 74172-0172



DISTRIBUTOR


BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035



LEGAL COUNSEL


Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005


                                 More information about the Funds is available without charge through the following:



                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)


                                 More detailed information about the American
                                 Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.



                                 ANNUAL AND SEMI-ANNUAL REPORTS


                                 These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.



                                 TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                 REPORTS, OR MORE INFORMATION:



                                 BY TELEPHONE:


                                 Call 1-800-762-7085



                                 BY MAIL:


                                 American Performance Funds
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035



                                 BY INTERNET:


                                 http://www.apfunds.com



                                 FROM THE SEC:


                                 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.



                                 American Performance Funds' Investment Company Act registration number is 811-6114.



APF-PU-MMSR 0107

                       [AMERICAN PERFORMANCE FUNDS LOGO]
                           AMERICAN PERFORMANCE FUNDS
                                January 1, 2007

                                 [RIBBON LOGO]
                                         PROSPECTUS

                                         U.S. Treasury Fund
                                         Cash Management Fund
                                         Tax-Free Money Market Fund

                                         INSTITUTIONAL SHARES

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please see
the Fund Summaries.

TABLE OF CONTENTS

INTRODUCTION                                   1

FUND SUMMARIES                                 2

    U.S. Treasury Fund                         2
    Cash Management Fund                       6
    Tax-Free Money Market Fund                12

If you would like more information about the following topics, please see:


YOUR ACCOUNT                                  17

    Customer Identification Information       17
    Opening An Account and Buying Shares      18
    Selling Shares                            19
    Shareholder Servicing Plan                22
    Distribution and Shareholder Servicing
      Arrangements - Revenue Sharing          22
    Exchanging Shares                         23
    Transaction Policies                      23
    Dividends and Capital Gains               24
    Taxes                                     25
    Additional Information about the Funds    27

INVESTMENT MANAGEMENT                         29

FINANCIAL HIGHLIGHTS                          31

INVESTMENT PRACTICES AND RISKS                35

GLOSSARY OF INVESTMENT TERMS                  49


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2007

[AMERICAN PERFORMANCE FUNDS LOGO]

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Introduction

                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

                                ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.


                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries

 MONEY MARKET FUNDS

                                U.S. Treasury Fund
                                ------------------------------------------------

[AMERICAN PERFORMANCE FUNDS LOGO]

MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

INVESTMENT GOAL

Current income with liquidity and stability of principal by investing in U.S. Treasury obligations and repurchase agreements.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Treasury Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days' prior notice to shareholders.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:


- INCOME RISK -- Income risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.


- NET ASSET VALUE RISK -- The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.(1)


                                 ANNUAL TOTAL RETURNS for the predecessor to
                                Administrative Shares(2) (PERIODS ENDED
                                12/31)[%]


1996                                                                             4.68
1997                                                                             4.86
1998                                                                             4.75
1999                                                                             4.35
2000                                                                             5.63
2001                                                                             3.21
2002                                                                             0.98
2003                                                                             0.41
2004                                                                             0.60
2005                                                                             2.48


                                (1) The performance information shown above is
                                    based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.13%.



                               Best Quarter:   Q4     2000    1.47%
                               Worst Quarter:  Q2     2004    0.07%


                                (2) The Institutional Class Shares have not
                                    commenced operations as of the date of this prospectus. Therefore, the performance shown is that of the predecessor to Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Institutional Class Shares and the predecessor to Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

    PROSPECTUS

                                       4
FUND SUMMARIES


                                This table shows the Fund's average annual total returns for periods ending December 31, 2005.



                                AVERAGE ANNUAL TOTAL RETURNS for the
                                predecessor to Administrative Shares(1)
                                (PERIODS ENDED 12/31/05)



                                                      1 Year      5 Year      10 Year
                               -------------------------------------------------------
                               U.S. Treasury Fund      2.48%       1.53%       3.18%
                               -------------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/05 was 3.31%.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

                                (1) The performance in the table for the
                                    Institutional Class Shares is based on the performance of the predecessor to Administrative Class Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the predecessor to Administrative Class Shares has been adjusted to reflect the differences in expenses between the classes.

YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

[AMERICAN PERFORMANCE FUNDS LOGO]

    PROSPECTUS

                                       5

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.15%*
Distribution/Service (12b-1) Fees         0.00%
Other Expenses#                           0.47%
TOTAL ANNUAL FUND OPERATING EXPENSES*     0.62%
Less Contractual Fee Waivers             -0.27%*
NET TOTAL ANNUAL FUND OPERATING
  EXPENSES                                0.35%


------------------------------------------------
# Other Expenses includes a 0.25% Shareholder
  Servicing Fee.

* For the period through December 31, 2007, the
  Adviser has contractually agreed to cap
  Shareholder Servicing Fees at 0.08% and waive
  0.10% of its Investment Advisory Fees and the Administrator has agreed to voluntarily waive
  0.07% of its Administration Fee. In addition, the Adviser has agreed to voluntarily waive fees and/or reimburse expenses to limit Total
  Annual Fund Operating Expenses to 0.27%. The voluntary fee waivers and/or expense reimbursements are expected to continue through December 31, 2007, but may be terminated at any time. Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:


      Investment Advisory Fees        0.05%


      Distribution/Service (12b-1)
      Fees                            0.00%


      Other Expenses                  0.22%


      TOTAL ANNUAL FUND OPERATING
      EXPENSES                        0.27%


-------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year     3 Years     5 Years    10 Years
--------------------------------------------
   $36       $171        $319        $749


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
October 19, 2001

NET ASSETS AS OF NOVEMBER 30, 2006

$1,305 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL
INVESTMENT
$100,000

AMERICAN PERFORMANCE
FUND NUMBER

052


CUSIP NUMBER

028846699



TICKER SYMBOL


APKXX

    PROSPECTUS

                                       6
FUND SUMMARIES

                                Cash Management Fund
                                ------------------------------------------------

[AMERICAN PERFORMANCE FUNDS LOGO]
MATURITY:


A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

INVESTMENT GOAL

Current income with liquidity and stability of principal by investing in high-quality, short-term debt instruments.

PRINCIPAL INVESTMENT STRATEGY

The Cash Management Fund seeks current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks. The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable amount master demand notes. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury.

    PROSPECTUS

                                       7

While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

- CREDIT RISK -- Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

    PROSPECTUS

                                       8
FUND SUMMARIES


                                - INCOME RISK -- Income risk involves the
                                  possibility that the Fund's yield will
                                  decrease due to a decline in interest rates.


                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

    PROSPECTUS

                                       9

                                PERFORMANCE INFORMATION

                                The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.(1)



                                ANNUAL TOTAL RETURNS for the predecessor to Administrative Shares(2)
                                (PERIOD ENDED 12/31)[%]


1996                                                                             5.02
1997                                                                             5.11
1998                                                                             5.01
1999                                                                             4.72
2000                                                                             5.92
2001                                                                             3.66
2002                                                                             1.33
2003                                                                             0.64
2004                                                                             0.84
2005                                                                             2.64


                                (1) The performance information shown above is
                                    based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.29%.



                               Best Quarter:   Q3     2000    1.53%
                               Worst Quarter:  Q1     2004    0.13%



                                (2) The Institutional Class Shares have not
                                    commenced operations as of the date of this prospectus. Therefore, the performance shown is that of the predecessor to Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Institutional Class Shares and the predecessor to Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

    PROSPECTUS

                                       10
FUND SUMMARIES


                                This table shows the Fund's average annual total returns for periods ending December 31, 2005.



                                AVERAGE ANNUAL TOTAL RETURNS for the
                                predecessor to Administrative Shares(1)
                                (PERIODS ENDED 12/31/05)



                                                         1 Year     5 Year      10 Year
                               ---------------------------------------------------------
                               Cash Management Fund       2.64%      1.81%       3.47%
                               ---------------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/05 was 3.70%.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.


                                (1) The performance in the table for the
                                    Institutional Class Shares is based on the performance of the predecessor to Administrative Class Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the predecessor to Administrative Class Shares has been adjusted to reflect the differences in expenses between the classes.


YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

[AMERICAN PERFORMANCE FUNDS LOGO]

    PROSPECTUS

                                       11

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.15%*
Distribution/Service (12b-1) Fees         0.00%
Other Expenses#                           0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES*     0.63%
Less Contractual Fee Waivers             -0.27%*
NET TOTAL ANNUAL FUND OPERATING
  EXPENSES                                0.36%


------------------------------------------------
# Other Expenses includes a 0.25% Shareholder
  Servicing Fee.

* For the period through December 31, 2007, the
  Adviser has contractually agreed to cap
  Shareholder Servicing Fees at 0.08% and waive
  0.10% of its Investment Advisory Fees and the Administrator has agreed to voluntarily waive
  0.07% of its Administration Fee. In addition, the Adviser has agreed to voluntarily waive fees and/or reimburse expenses to limit Total
  Annual Fund Operating Expenses to 0.27%. The voluntary fee waivers and/or expense reimbursements are expected to continue through December 31, 2007, but may be terminated at any time. Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:


      Investment Advisory Fees        0.05%


      Distribution/Service (12b-1)
      Fees                            0.00%


      Other Expenses                  0.22%


      TOTAL ANNUAL FUND OPERATING
      EXPENSES                        0.27%


-------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year      3 Years     5 Years    10 Years
---------------------------------------------
   $37        $175        $324        $761


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
November 22, 2002

NET ASSETS AS OF
NOVEMBER 30, 2006

$1,296 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL
INVESTMENT
$100,000

AMERICAN PERFORMANCE
FUND NUMBER

051


CUSIP NUMBER

028846665



TICKER SYMBOL


APHXX

    PROSPECTUS

                                       12
FUND SUMMARIES

[AMERICAN PERFORMANCE FUNDS LOGO]
        MATURITY:



A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

                                Tax-Free Money Market Fund
                                (formerly the Institutional Tax-Free Money
                                Market Fund)
                             ---------------------------------------------------

                                INVESTMENT GOAL

                                High current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

                                PRINCIPAL INVESTMENT STRATEGY


                                As a fundamental policy, the Tax-Free Money
                                Market Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.


                                When selecting securities for the Fund's portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

                                       13

                                The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. While engaged in a temporary defensive position, the Fund would not be pursuing its investment objective. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

                                The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization ("NRSRO"), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating (i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by Board of Trustees.

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

                                       14
FUND SUMMARIES

[AMERICAN PERFORMANCE FUNDS LOGO]

YIELD:

ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:


- INCOME RISK -- Income risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.


- NET ASSET VALUE RISK -- The risk that the Fund will be unable to meet its goal of a constant $1 per share.

- CREDIT RISK -- Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

- MUNICIPAL RISK -- Municipal risk involves the possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

- TAX RISK -- Tax risk is the possibility that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

For more information about these risks please refer to the section titled "Investment Practices and Risks."

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

                                       15

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

This section would normally include a bar chart and the performance table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and performance table are not shown.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

                                       16
FUND SUMMARIES

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                 0.15%*
Distribution/Service (12b-1) Fees        0.00%
Other Expenses#                          0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES*    0.63%
Fee Waiver and/or Expense
  Reimbursement                         -0.37%*
NET ANNUAL FUND OPERATING EXPENSES       0.26%


---------------------------------------------------

# Other Expenses includes current fees and a 0.25% Shareholder Servicing Fee.


* For the period through December 31, 2007, the
  Adviser has contractually agreed to cap
  Shareholder Servicing Fees at 0.08% and waive
  0.10% of its Investment Advisory Fees and
  0.10% of its Administration Fee.


---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year      3 Years     5 Years    10 Years
---------------------------------------------
   $27        $164        $315        $751


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
April 11, 2005

NET ASSETS AS OF
NOVEMBER 30, 2006

$303 million


SUITABLE FOR IRAS
No

MINIMUM INITIAL
INVESTMENT
$100,000

AMERICAN PERFORMANCE
FUND NUMBER

053


CUSIP NUMBER

028846723



TICKER SYMBOL


APEXX

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Your Account


CUSTOMER IDENTIFICATION INFORMATION



To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.



As a result, the Funds must obtain the following information for each person that opens a new account:



- Name;



- Date of birth (for individuals);



- Residential or business street address (although post office boxes are still permitted for mailing); and



- Social security number, taxpayer identification number, or other identifying number.



You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value next calculated after the account is closed.

The Institutional Shares of the Money Market Funds require a minimum initial investment of $100,000 and are offered to customers for whom Bank of Oklahoma, or its affiliates, act in a fiduciary, advisory, custodial agency or similar capacity and to fiduciary customers of other financial institutions approved by the Distributor.

    PROSPECTUS

                                       18
YOUR ACCOUNT

                                OPENING AN ACCOUNT AND BUYING SHARES

                                1.  Read this prospectus carefully.

                                2. Determine how much you want to invest. The minimum investment for Institutional Shares of an American Performance Money Market Fund is as follows:

                                    - INITIAL PURCHASE: $100,000 for each Fund

                                    - ADDITIONAL PURCHASES: None

                                    A FUND MAY WAIVE ITS MINIMUM PURCHASE
                                    REQUIREMENTS.

                                    All purchases made by check should be in U.S.
                                    dollars. Third party checks, credit card checks, money orders, traveler's checks, starter checks on initial purchases or cash will not be accepted.

                                3.  Complete the appropriate parts of the Account
                                    Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800)
                                    762-7085.

                                4. You may purchase Institutional Shares of a Money Market Fund by following the procedures established by the Distributor in connection with requirements of qualified accounts maintained by Bank of Oklahoma or other financial institutions approved by the
                                    Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into an American Performance Money
                                    Market Fund.

--------------------------------------------------------------------------------

* The U.S. Treasury Fund and the Tax-Free Money Market Fund are not available for sale in the state of New Hampshire.

    PROSPECTUS

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES

By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, OH
                                              43218-2730.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

                                       20
YOUR ACCOUNT


TO SELL SOME OR ALL OF YOUR SHARES
By Phone

- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire

- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.                        - If you call by 4 p.m. Eastern time
                                              (for the U.S. Treasury Fund and the
- Sales of any amount.                        Cash Management Fund), or 12 noon
                                              Eastern time (for the Tax-Free Money
                                              Market Fund), your payment will
                                              normally be wired to your bank on the
                                              next business day.
                                            - The Fund reserves the right to charge
                                              a wire fee.
                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer

- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time
- Shareholders with accounts at a U.S.        (for the U.S. Treasury Fund and the
  bank which participates in the Automated    Cash Management Fund), or 12 noon
  Clearing House.                             Eastern time (for the Tax-Free Money
                                              Market Fund), the NAV of your shares
                                              will normally be determined on the
                                              same day and you will receive your
                                              proceeds within a week after your
                                              request is received.
                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

    PROSPECTUS

Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:


- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.


You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.


Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future

    PROSPECTUS

                                       22
YOUR ACCOUNT

distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

SHAREHOLDER SERVICING PLAN

The Funds have approved a shareholder servicing plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds' shareholders. For performing these services, the financial intermediates, as shareholder servicing agents, may receive an annual fee of up to 0.25% of the average daily net assets of the Institutional Shares of each Fund. For Institutional Shares, the Adviser has contractually agreed to cap the Shareholder Servicing Fee at 0.08% of average daily net assets through December 31, 2007. Financial intermediaries may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. The Funds anticipate that they will enter into agreements under the shareholder servicing plan with the Bank of Oklahoma, N.A., the owner of the Funds' investment adviser, AXIA Investment Management, Inc., and with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds' shareholders and be paid by the Fund fees for such services.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS - REVENUE SHARING

AXIA Investment Management, Inc., and from time to time, other affiliates of AXIA Investment Management, Inc., at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents for the sale and distribution and/or for the servicing of the shares of the Funds. Shareholder Servicing Agents include investment advisers, broker-dealers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, and may be affiliated with AXIA Investment Management, Inc. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. AXIA Investment Management, Inc. may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.

    PROSPECTUS

EXCHANGING SHARES


How to Exchange Your Shares. Shares of any American Performance Money Market Fund may be exchanged without payment of a sales charge for shares of the same class of any American Performance Money Market Fund. Exchanges of shares from any American Performance Money Market Fund to the same class of any American Performance Equity or Bond Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. Institutional Shares may be exchanged for Institutional Shares of another Fund, or another share class of the same Fund if you become eligible to purchase such share class. The Fund reserves the right to redeem Institutional Shares in the event that a shareholder no longer meets the minimum investment requirements. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.


A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES

Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.


- The net asset value of the U.S. Treasury Fund and Cash Management Fund generally is determined at 4:00 p.m. Eastern time on each business day. The net asset value for the Tax-Free Money Market Fund is generally determined at 12 noon Eastern time on each business day. A Money Market Fund's business day is any day in which the New York Stock Exchange is open for regular trading, except for the following day in 2007: October 8. In addition, the Money Market Funds will consider a business day any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, (In 2007: January 2, January 12, February 16, April 5, May 25, July 3, August 31, October 5, November 9, November 21, November 23, December 24 and December 31), the Funds (except for the Tax-Free Money Market Fund) will determine net asset value at 2:00 p.m. Eastern time; purchase, redemption, and exchange orders must be received on those days by 2:00 p.m. Eastern time.

    PROSPECTUS

                                       24
YOUR ACCOUNT

- The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

- The net asset value of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.


Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent.



Market Timing. Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds' Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds and the Money Market Funds accommodate frequent trading.



DIVIDENDS AND CAPITAL GAINS


As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds declare dividends daily and pay income dividends monthly. The Funds distribute capital gains they have realized, if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gains.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

    PROSPECTUS

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or reinvested them in additional Fund shares.

For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, which are discussed below) that you receive from a Fund are generally taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned shares in the Fund). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-

    PROSPECTUS

                                       26
YOUR ACCOUNT

term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned shares in the Fund).


- Tax Consequences of Selling or Exchanging Shares. If you sell or exchange any Fund shares, any gain on the transaction will be subject to federal income tax.


- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares.

- Special Considerations for Shareholders of the Tax-Free Money Market Fund.


  The Tax-Free Money Market Fund intends to distribute a majority of its income as exempt-interest dividends, provided that at least 50% of the value of the Fund's assets at the end of each quarter consists of obligations the interest on which is exempt from federal income tax. Exempt-interest dividends are generally excludable from a shareholder's gross income for federal income tax purposes, although they may result in liability for federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. Additionally, the receipt of exempt-interest may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. If you receive Social Security or Railroad Retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits.


  The Tax-Free Money Market Fund may invest a portion of its assets in securities that generate income subject to federal or state taxes. All distributions of the Fund's income other than exempt-interest dividends will generally be taxable to you as ordinary income. As described above, taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for one year or less are taxable as ordinary income. Properly designated distributions of gains from investments that the Fund owned for more than one year are taxable as long-term capital gains. The Fund does not expect to realize significant capital gain. The Fund also does not expect a significant portion of its distributions to be derived from qualified dividend income.


In general, the portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

    PROSPECTUS

THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION AND TO OBTAIN MORE INFORMATION ON YOUR OWN TAX SITUATION, INCLUDING POSSIBLE FOREIGN, STATE AND LOCAL TAXES. MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.


ADDITIONAL INFORMATION ABOUT THE FUNDS

Disclosure of Portfolio Holdings. Information regarding the Funds' policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Tax-Free Money Market Fund may invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI or the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Tax-Free Money Market Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

    PROSPECTUS

                                       28
YOUR ACCOUNT


Investments in Investment Companies. For purposes of the Funds' 80% policies, the Funds will "look through" investments in investment companies, such as iShares, and will include such investments in their respective percentage totals.

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER


                                Investment advisory services are provided to each of the Funds by AXIA Investment Management, Inc. ("AXIA Investment Management" formerly BOk Investment Advisers, Inc.), pursuant to an Investment Advisory Agreement. AXIA Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. ("BOK"), which it succeeded as Investment Adviser to the Funds on May 12, 2001. AXIA Investment Management, subject to the supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. AXIA Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2006, AXIA Investment Management had approximately $5.2 billion in assets under management.



                                Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2006, BOK Financial and its subsidiaries had approximately $10.2 billion in assets under management in total.

    PROSPECTUS

                                The aggregate investment advisory fees paid to AXIA Investment Management after fee reductions, by the Funds for the fiscal year ended August 31, 2006, were as follows:


                               FUND                          % OF AVERAGE NET ASSETS
                                - U.S. Treasury Fund                         0.03%
                                - Cash Management Fund                     0.03%
                                - Tax-Free Money Market Fund                0.00%


                                A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with AXIA Investment Management is available in the Funds' annual report to shareholders for the period ended August 31, 2006.

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the U.S. Treasury Fund and the Cash Management Fund reflect the returns of the predecessor to Administrative Class Shares of the U.S. Treasury Fund and the Cash Management Fund, respectively. Institutional Class Shares were not outstanding during the periods shown. The performance shown below differs from that which would have been achieved by Institutional Class Shares of the Funds because of the different fees associated with Institutional Class Shares. This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.


[AMERICAN PERFORMANCE FUNDS LOGO]

          HOW TO READ THE
          FINANCIAL HIGHLIGHTS TABLE


          THIS EXPLANATION USES THE U.S. TREASURY FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2006 WITH A NET ASSET VALUE (PRICE) OF $1 PER SHARE. DURING THE YEAR, THE FUND EARNED $0.038 PER SHARE FROM INVESTMENT INCOME (INTEREST AND DIVIDENDS).



SHAREHOLDERS RECEIVED $0.038 PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME.



THE EARNINGS ($0.038 PER SHARE) MINUS THE DISTRIBUTIONS ($0.038 PER SHARE) RESULTED IN A SHARE PRICE OF $1 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND WAS 3.83% FOR THE YEAR.



AS OF AUGUST 31, 2006, THE FUND HAD $883.5 MILLION IN NET ASSETS. FOR THE YEAR, ITS EXPENSE RATIO AFTER FEE WAIVERS WAS 0.72% ($7.20 PER $1,000 OF NET ASSETS); AND ITS NET INVESTMENT INCOME AMOUNTED TO 3.77% OF ITS AVERAGE NET ASSETS.

    PROSPECTUS

                                       32
FINANCIAL HIGHLIGHTS

 U.S. TREASURY FUND


                                                  YEAR ENDED AUGUST 31,
                                   ----------------------------------------------------
                                     2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                             $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
---------------------------------------------------------------------------------------

Investment Activities
  Net investment income               0.038      0.018      0.004      0.006      0.013
                                   ----------------------------------------------------
      Total from Investment
        Activities                    0.038      0.018      0.004      0.006      0.013
                                   ----------------------------------------------------

Distributions
  Net investment income              (0.038)    (0.018)    (0.004)    (0.006)    (0.013)
                                   ----------------------------------------------------
      Total Distributions            (0.038)    (0.018)    (0.004)    (0.006)    (0.013)
                                   ----------------------------------------------------

Net Asset Value, End of Year       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

---------------------------------------------------------------------------------------

Total Return                           3.83%      1.77%      0.35%      0.58%      1.29%

---------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of year (000)  $883,502   $693,510   $630,933   $605,625   $611,568

  Ratio of expenses to average
    net assets                         0.72%      0.72%      0.70%      0.70%      0.70%

  Ratio of net investment income
    to average net assets              3.77%      1.77%      0.35%      0.58%      1.28%

  Ratio of expenses to average
    net assets*                        0.97%      0.97%      0.95%      0.95%      0.95%

---------------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 CASH MANAGEMENT FUND


                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                           AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                              2006         2005         2004         2003         2002
-----------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Year         $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
-----------------------------------------------------------------------------------------

Investment Activities
  Net investment income        0.040        0.019        0.006        0.009        0.017
                            ----------------------------------------------------
      Total from
        Investment
        Activities             0.040        0.019        0.006        0.009        0.017
                            ----------------------------------------------------

Distributions
  Net investment income       (0.040)      (0.019)      (0.006)      (0.009)      (0.017)
                            ----------------------------------------------------
      Total Distributions     (0.040)      (0.019)      (0.006)      (0.009)      (0.017)
                            ----------------------------------------------------

Net Asset Value, End of
  Year                      $  1.000     $  1.000     $  1.000     $  1.000     $  1.000

-----------------------------------------------------------------------------------------

Total Return                    4.03%        1.94%        0.60%        0.85%        1.67%

-----------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of
    year (000)              $769,549     $823,358     $661,759     $672,857     $892,477

  Ratio of expenses to
    average net assets          0.57%        0.57%        0.55%        0.55%        0.54%

  Ratio of net investment
    income to average net
    assets                      3.91%        1.95%        0.60%        0.87%        1.64%

  Ratio of expenses to
    average net assets*         0.97%        0.97%        0.90%        0.95%        0.94%

-----------------------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

                                       34
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS

 TAX-FREE MONEY MARKET FUND


                                                          YEAR ENDED   PERIOD ENDED
                                                          AUGUST 31,    AUGUST 31,
                                                             2006        2005(A)
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $  1.000      $  1.000
-----------------------------------------------------------------------------------

Investment Activities
  Net investment income                                       0.030         0.009
                                                           --------------------------
      Total from Investment Activities                        0.030         0.009
                                                           --------------------------

Distributions
  Net investment income                                      (0.030)       (0.009)
                                                           --------------------------
      Total Distributions                                    (0.030)       (0.009)
                                                           --------------------------

Net Asset Value, End of Period                             $  1.000      $  1.000

-----------------------------------------------------------------------------------

Total Return                                                   3.06%         0.93%(b)

-----------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                        $280,659      $260,835

  Ratio of expenses to average net assets                      0.18%         0.18%(c)

  Ratio of net investment income to average net assets         3.02%         2.38%(c)

  Ratio of expenses to average net assets*                     0.53%         0.59%(c)

-----------------------------------------------------------------------------------


 * During the period, certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period April 11, 2005 (commencement of operations) through August 31, 2005.

(b) Not annualized.

(c) Annualized.

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The "Fund Summaries" section earlier in the prospectus provides a description of each Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME                                              FUND CODE
 - U.S. Treasury Fund                                      1
 - Cash Management Fund                                    2
 - Tax-Free Money Market Fund                              3

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
ASSET-BACKED                 2                  3            - Pre-payment
SECURITIES:                                                  - Credit
Securities secured by                                        - Interest Rate
company receivables,                                         - Regulatory
home equity loans,
truck and auto loans,
leases, credit card
receivables and other
securities backed by
other types of
receivables or other
assets.

    PROSPECTUS

                                       36
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

--------------------------------------------------------------------------------
BANKERS' ACCEPTANCES:                          2, 3          - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.
--------------------------------------------------------------------------------
BONDS:                      1-3                              - Interest Rate
Interest-bearing or                                          - Credit
discounted government
or corporate
securities that
obligate the issuer
to pay the bondholder
a specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
--------------------------------------------------------------------------------
CALL AND PUT OPTIONS:                          2, 3          - Credit
A call option gives                                          - Market
the buyer the right                                          - Leverage
to buy, and obligates
the seller of the
option to sell, a
security at a
specified price. A
put option gives the
buyer the right to
sell, and obligates
the seller of the
option to buy a
security at a
specified price. The
Funds will sell only
covered call and
secured put options.
--------------------------------------------------------------------------------
CERTIFICATES OF             2, 3                             - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
COMMERCIAL PAPER:           2, 3                             - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.
--------------------------------------------------------------------------------
CONVERTIBLE                                     2            - Market
SECURITIES:                                                  - Credit
Bonds or preferred
stock that convert to
common stock.
--------------------------------------------------------------------------------
DERIVATIVES:                                   2, 3          - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
--------------------------------------------------------------------------------
EXCHANGE TRADED                                 3            - Market
FUNDS:                                                       - Liquidity
Securities that are
issued by investment
companies and traded
on securities
exchanges. Certain
Funds may invest in
iShares(R) in excess
of statutory
limitations in
reliance on an
exemptive order
issued to iShares(R),
Inc. and iShares(R)
Trust.

    PROSPECTUS

                                       38
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
FOREIGN SECURITIES:          2                               - Market
Stocks issued by                                             - Political
foreign companies, as                                        - Liquidity
well as commercial                                           - Foreign
paper or foreign                                               Investment
issuers and
obligations of
foreign banks,
overseas branches of
U.S. banks and
supranational
entities.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES:                           1-3           - Liquidity
Each Fund may invest                                         - Market
up to 10% of its net
assets in securities
that are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
INVESTMENT COMPANY           3                               - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies. In
addition, pursuant to
new exemptive rules
under the 1940 Act
recently adopted by
the Securities and
Exchange Commission
and effective as of
July 31, 2006,
certain Funds may
invest in shares of
affiliated or
unaffiliated money
market funds to the
extent permitted by
their respective
investment
strategies. Certain
Funds may also invest
in iShares(R) in
excess of statutory
limitations in
reliance on an
exemptive order
issued to iShares(R),
Inc. and iShares(R)
Trust.

    PROSPECTUS

                                       40
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
INVESTMENT GRADE            1-3                              - Interest Rate
BONDS:                                                       - Credit
Interest-bearing or
discounted
government,
municipal, or
corporate securities
that obligate the
issuer to pay the
bondholder a
specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
Investment grade
bonds are those rated
BBB or better by S&P
or Baa or better by
Moody's or similarly
rated by other
nationally recognized
statistical rating
organizations, or, if
not rated, determined
to be of comparable
quality by the
Adviser.
--------------------------------------------------------------------------------
LOAN PARTICIPATION                             2, 3          - Interest Rate
INTERESTS:                                                   - Liquidity
Loan participation                                           - Credit
interests are
interests in bank
loans made to
corporations. In
these arrangements
the bank transfers
the cash stream of
the underlying bank
loan to the
participating
investor.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
MONEY MARKET                1-3                              - Interest Rate
INSTRUMENTS:                                                 - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.
--------------------------------------------------------------------------------
MORTGAGE-BACKED                                1-3           - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES:        3                               - Credit
Securities issued by                                         - Political
a state or political                                         - Interest Rate
subdivision to obtain                                        - Regulatory
funds for various                                            - Tax
public purposes.

    PROSPECTUS

                                       42
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
REPURCHASE                  1-3                              - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
--------------------------------------------------------------------------------
REVERSE REPURCHASE                             1-3           - Credit
AGREEMENTS:                                                  - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.
--------------------------------------------------------------------------------
RESTRICTED                   2                  3            - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.
--------------------------------------------------------------------------------
SECURITIES LENDING:                            1-3           - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
--------------------------------------------------------------------------------
TIME DEPOSITS:              2, 3                             - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
TREASURY RECEIPTS:          1-3                              - Interest Rate
Treasury receipts,
Treasury investment
growth receipts, and
certificates of
accrual of Treasury
securities.
--------------------------------------------------------------------------------
U.S. GOVERNMENT              2                  3            - Interest Rate
AGENCY SECURITIES:                                           - Credit
Securities issued by
agencies and
instrumentalities of
the U.S. government,
but not guaranteed or
insured by the U.S.
Government. These
include Fannie Mae
and Freddie Mac.

    PROSPECTUS

                                       44
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

--------------------------------------------------------------------------------
U.S. TREASURY               1-3                              - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.
--------------------------------------------------------------------------------
VARIABLE AND FLOATING       2, 3                             - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.
--------------------------------------------------------------------------------
WHEN-ISSUED                                    1-3           - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.
--------------------------------------------------------------------------------
ZERO-COUPON DEBT                               2, 3          - Credit
OBLIGATIONS:                                                 - Interest Rate
Bonds and other debt                                         - Zero Coupon
that pay no interest,
but are issued at a
discount from their
value at maturity
When held to
maturity, their
entire return equals
the difference
between their issue
price and their
maturity value.

    PROSPECTUS

                                       45
INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

- Credit Risk
  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.


- Income Risk


  The risk that the Fund's yield will decrease due to a decline in interest rates.

    PROSPECTUS

                                       46
INVESTMENT PRACTICES AND RISKS

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk
  The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated results.

    PROSPECTUS

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Municipal Risk
  Municipal risk involves the possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for

    PROSPECTUS

                                       48
INVESTMENT PRACTICES AND RISKS

  securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Tax Risk
  The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Zero Coupon Risk
  The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees and administration fees.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater the fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

MORE INFORMATION

INVESTMENT ADVISER & ADMINISTRATOR
AXIA Investment
Management, Inc.
One Williams Center, 15th Floor
Tulsa, Oklahoma 74172-0172

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005
                                 More information about the Funds is available without charge through the following:

                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                 More detailed information about the American
                                 Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                                 ANNUAL AND SEMI-ANNUAL REPORTS
                                 These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.

                                 TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                 REPORTS, OR MORE INFORMATION:

                                 BY TELEPHONE:
                                 Call 1-800-762-7085

                                 BY MAIL:
                                 American Performance Funds
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035

                                 BY INTERNET:
                                 http://www.apfunds.com

                                 FROM THE SEC:

                                 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.


                                 American Performance Funds' Investment Company Act registration number is 811-6114.


APF-PU-MMI 0107

                       [American Performance Funds Logo]
                           AMERICAN PERFORMANCE FUNDS
                                January 1, 2007

                                 [Ribbon Logo]
                                         PROSPECTUS

                                         U.S. Treasury Fund
                                         Cash Management Fund
                                         Tax-Free Money Market Fund

                                         SELECT SHARES

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please see
the Fund Summaries.

TABLE OF CONTENTS

INTRODUCTION                                   1

FUND SUMMARIES                                 2

    U.S. Treasury Fund                         2
    Cash Management Fund                       6
    Tax-Free Money Market Fund                12

If you would like more information about the following topics, please see:


YOUR ACCOUNT                                  17

    Customer Identification Information       17
    Opening An Account and Buying Shares      18
    Selling Shares                            19
    Distribution and Shareholder Servicing
      Arrangements - Revenue Sharing          22
    Exchanging Shares                         23
    Transaction Policies                      23
    Dividends and Capital Gains               24
    Taxes                                     25
    Additional Information about the Funds    27

INVESTMENT MANAGEMENT                         28

FINANCIAL HIGHLIGHTS                          30

INVESTMENT PRACTICES AND RISKS                34

GLOSSARY OF INVESTMENT TERMS                  48


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2007

[American Performance Funds Logo]

    PROSPECTUS

              [American Performance Funds Logo]

                           AMERICAN PERFORMANCE FUNDS

Introduction

                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

                                ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.


                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

              [American Performance Funds Logo]

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries

 MONEY MARKET FUNDS

                                U.S. Treasury Fund
                                ------------------------------------------------

[American Performance Funds Logo]

MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

INVESTMENT GOAL

Current income with liquidity and stability of principal by investing in U.S. Treasury obligations and repurchase agreements.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Treasury Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days' prior notice to shareholders.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:


- INCOME RISK -- Income risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.


- NET ASSET VALUE RISK -- The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.(1)


                                ANNUAL TOTAL RETURNS for the predecessor to Administrative Shares(2) (PERIODS ENDED 12/31)[%]


1996                                                                             4.68
1997                                                                             4.86
1998                                                                             4.75
1999                                                                             4.35
2000                                                                             5.63
2001                                                                             3.21
2002                                                                             0.98
2003                                                                             0.41
2004                                                                             0.60
2005                                                                             2.48


                                (1) The performance information shown above is
                                    based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.31%.



                               Best Quarter:   Q4     2000    1.47%
                               Worst Quarter:  Q2     2004    0.07%


                                (2) The Select Class Shares have not commenced
                                    operations as of the date of this
                                    prospectus. Therefore, the performance shown is that of the predecessor to Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Select Class Shares and the predecessor to Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

    PROSPECTUS

                                       4
FUND SUMMARIES


                                This table shows the Fund's average annual total returns for periods ending December 31, 2005.



                                AVERAGE ANNUAL TOTAL RETURNS for the
                                predecessor to Administrative Shares(1)
                                (PERIODS ENDED 12/31/05)



                                                      1 Year      5 Year      10 Year
                               -------------------------------------------------------
                               U.S. Treasury Fund      2.48%       1.53%       3.18%
                               -------------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/05 was 3.31%.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

                                (1) The performance in the table for the Select
                                    Class Shares is based on the performance of the predecessor to Administrative Class Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the predecessor to Administrative Class Shares has been adjusted to reflect the differences in expenses between the classes.

YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

[AMERICAN PERFORMANCE FUNDS LOGO]

    PROSPECTUS

                                       5

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.15%*
Distribution/Service (12b-1) Fees         0.00%
Other Expenses#                           0.47%
TOTAL ANNUAL FUND OPERATING EXPENSES*     0.62%
Less Contractual Fee Waivers             -0.35%*
NET TOTAL ANNUAL FUND OPERATING
  EXPENSES                                0.27%


------------------------------------------------
# Other Expenses includes a 0.25% Shareholder
  Servicing Fee.

* For the period through December 31, 2007, the
  Adviser has contractually agreed to waive the entire Shareholder Servicing Fee and 0.10% of its Investment Advisory Fees. In addition, the
  Administrator has agreed to voluntarily waive
  0.07% of its Administration Fee. This
  voluntary fee waiver is expected to continue through December 31, 2007, but may be terminated at any time. Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:



      Investment Advisory Fees             0.05%
      Distribution/Service (12b-1) Fees    0.00%
      Other Expenses                       0.15%
      TOTAL ANNUAL FUND OPERATING
      EXPENSES                             0.20%


---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year     3 Years     5 Years    10 Years
--------------------------------------------
   $28       $163        $311        $741


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
October 19, 2001

NET ASSETS AS OF NOVEMBER 30, 2006

$1,305 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL
INVESTMENT
$1,000,000

AMERICAN PERFORMANCE
FUND NUMBER

082




CUSIP NUMBER

028846681

    PROSPECTUS

                                       6
FUND SUMMARIES

                                Cash Management Fund
                                ------------------------------------------------

[American Performance Funds Logo]
MATURITY:


A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

INVESTMENT GOAL

Current income with liquidity and stability of principal by investing in high-quality, short-term debt instruments.

PRINCIPAL INVESTMENT STRATEGY

The Cash Management Fund seeks current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks. The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable amount master demand notes. U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury.

    PROSPECTUS

                                       7

While there are different degrees of credit quality, all U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

- CREDIT RISK -- Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

    PROSPECTUS

                                       8
FUND SUMMARIES


                                - INCOME RISK -- Income risk involves the
                                  possibility that the Fund's yield will
                                  decrease due to a decline in interest rates.


                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

    PROSPECTUS

                                       9

                                Performance Information

                                The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.(1)



                                ANNUAL TOTAL RETURNS for the predecessor to Administrative Shares(2)
                                (PERIOD ENDED 12/31)[%]


1996                                                                             5.02
1997                                                                             5.11
1998                                                                             5.01
1999                                                                             4.72
2000                                                                             5.92
2001                                                                             3.66
2002                                                                             1.33
2003                                                                             0.64
2004                                                                             0.84
2005                                                                             2.64


                                (1) The performance information shown above is
                                    based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.29%.



                               Best Quarter:   Q3     2000    1.53%
                               Worst Quarter:  Q1     2004    0.13%



                                (2) The Select Class Shares have not commenced
                                    operations as of the date of this
                                    prospectus. Therefore, the performance shown is that of the predecessor to Administrative Class Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the classes. Select Class Shares and the predecessor to Administrative Class Shares of the Fund would have substantially similar performance because the shares are invested in the same portfolio of securities and the performance would differ only to the extent that the classes have different expenses.

    PROSPECTUS

                                       10
FUND SUMMARIES


                                This table shows the Fund's average annual total returns for periods ending December 31, 2005.



                                AVERAGE ANNUAL TOTAL RETURNS for the
                                predecessor to Administrative Shares(1)
                                (PERIODS ENDED 12/31/05)



                                                         1 Year   5 Year   10 Year
                               ---------------------------------------------------
                               Cash Management Fund      2.64%    1.81%     3.47%
                               ---------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/05 was 3.70%.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.


                                (1) The performance in the table for the Select
                                    Class Shares is based on the performance of the predecessor to Administrative Class Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the Institutional Class Shares has been adjusted to reflect the differences in expenses between the classes.



YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.


[AMERICAN PERFORMANCE FUNDS LOGO]

    PROSPECTUS

                                       11

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.15%*
Distribution/Service (12b-1) Fees         0.00%
Other Expenses#                           0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES*     0.63%
Less Contractual Fee Waivers             -0.35%*
NET TOTAL ANNUAL FUND OPERATING
  EXPENSES                                0.28%


------------------------------------------------
# Other Expenses includes a 0.25% Shareholder
  Servicing Fee.

* For the period through December 31, 2007, the
  Adviser has contractually agreed to waive the entire Shareholder Servicing Fee and 0.10% of its Investment Advisory Fees. In addition, the
  Administrator has agreed to voluntarily waive
  0.07% of its Administration Fee. This
  voluntary fee waiver is expected to continue through December 31, 2007, but may be terminated at any time. Annual fund operating expenses after giving effect to voluntary and contractual fee waivers are as follows:



       Investment Advisory Fees             0.05%
       Distribution/Service (12b-1) Fees    0.00%
       Other Expenses                       0.16%
       TOTAL ANNUAL FUND OPERATING
         EXPENSES                           0.21%


---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year      3 Years     5 Years    10 Years
---------------------------------------------
   $29        $166        $317        $753


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
November 22, 2002

NET ASSETS AS OF
NOVEMBER 30, 2006

$1,296 million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL
INVESTMENT
$1,000,000

AMERICAN PERFORMANCE
FUND NUMBER

081




CUSIP NUMBER

028846657

    PROSPECTUS

                                       12
FUND SUMMARIES

[American Performance Funds Logo]
        MATURITY:



A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

                                Tax-Free Money Market Fund
                                (formerly the Institutional Tax-Free Money
                                Market Fund)
                                ------------------------------------------------

                                INVESTMENT GOAL

                                High current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

                                PRINCIPAL INVESTMENT STRATEGY


                                As a fundamental policy, the Tax-Free Money
                                Market Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.


                                When selecting securities for the Fund's portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

                                       13

                                The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. While engaged in a temporary defensive position, the Fund would not be pursuing its investment objective. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

                                The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization ("NRSRO"), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating (i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by Board of Trustees.

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

                                       14
FUND SUMMARIES

[American Performance Funds Logo]

YIELD:

ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:


- INCOME RISK -- Income risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.


- NET ASSET VALUE RISK -- The risk that the Fund will be unable to meet its goal of a constant $1 per share.

- CREDIT RISK -- Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

- MUNICIPAL RISK -- Municipal risk involves the possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

- TAX RISK -- Tax risk is the possibility that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

For more information about these risks please refer to the section titled "Investment Practices and Risks."

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

                                       15

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
PERFORMANCE INFORMATION
This section would normally include a bar chart and the performance table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and performance table are not shown.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

(formerly the Institutional Tax-Free Money Market Fund)

    PROSPECTUS

                                       16
FUND SUMMARIES

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.15%*

Distribution/Service (12b-1) Fees          0.00%

Other Expenses#                            0.48%


TOTAL ANNUAL FUND OPERATING EXPENSES*      0.63%


Fee Waiver and/or Expense Reimbursement  -0.45%*

NET ANNUAL FUND OPERATING EXPENSES         0.18%

------------------------------------------------

 # Other Expenses includes current fees and a 0.25% Shareholder Servicing Fee.


 * For the period through December 31, 2007, the
   Adviser has contractually agreed to waive the entire Shareholder Servicing Fee and 0.10% of its Investment Advisory Fees and the Administrator has contractually agreed to waive 0.10% of its Administration Fees.


------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year      3 Years     5 Years    10 Years
---------------------------------------------
   $18        $156        $307        $743


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
April 11, 2005

NET ASSETS AS OF
NOVEMBER 30, 2006

$303 million


SUITABLE FOR IRAS
No

MINIMUM INITIAL
INVESTMENT
$1,000,000

AMERICAN PERFORMANCE
FUND NUMBER

043




CUSIP NUMBER

028846830




TICKER SYMBOL

AIFXX

    PROSPECTUS

              [American Performance Funds Logo]

                           AMERICAN PERFORMANCE FUNDS

Your Account


CUSTOMER IDENTIFICATION INFORMATION



To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.



As a result, the Funds must obtain the following information for each person that opens a new account:



- Name;



- Date of birth (for individuals);



- Residential or business street address (although post office boxes are still permitted for mailing); and



- Social security number, taxpayer identification number, or other identifying number.



You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value next calculated after the account is closed.

The Select Shares of the Money Market Funds require a minimum initial investment of $1 million and are offered to customers for whom Bank of Oklahoma, or its affiliates, act in a fiduciary, advisory, custodial agency or similar capacity and to fiduciary customers of other financial institutions approved by the Distributor.

    PROSPECTUS

                                       18
YOUR ACCOUNT

                                OPENING AN ACCOUNT AND BUYING SHARES

                                1.  Read this prospectus carefully.

                                2. Determine how much you want to invest. The minimum investment for Select Shares of an American Performance Money Market Fund is as follows:

                                    - INITIAL PURCHASE: $1,000,000 for each Fund

                                    - ADDITIONAL PURCHASES: None

                                    A FUND MAY WAIVE ITS MINIMUM PURCHASE
                                    REQUIREMENTS.

                                    All purchases made by check should be in U.S.
                                    dollars. Third party checks, credit card checks, money orders, traveler's checks, starter checks on initial purchases or cash will not be accepted.

                                3.  Complete the appropriate parts of the Account
                                    Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800)
                                    762-7085.

                                4.  You may purchase Select Shares of a Money
                                    Market Fund by following the procedures
                                    established by the Distributor in connection with requirements of qualified accounts maintained by Bank of Oklahoma or other financial institutions approved by the
                                    Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into an American Performance Money
                                    Market Fund.

--------------------------------------------------------------------------------

* The U.S. Treasury Fund and the Tax-Free Money Market Fund are not available for sale in the state of New Hampshire.

    PROSPECTUS

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES

By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, OH
                                              43218-2730.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

                                       20
YOUR ACCOUNT


TO SELL SOME OR ALL OF YOUR SHARES
By Phone

- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire

- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.                        - If you call by 4 p.m. Eastern time
                                              (for the U.S. Treasury Fund and the
- Sales of any amount.                        Cash Management Fund), or 12 noon
                                              Eastern time (for the Tax-Free Money
                                              Market Fund), your payment will
                                              normally be wired to your bank on the
                                              next business day.
                                            - The Fund reserves the right to charge
                                              a wire fee.
                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer

- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time
- Shareholders with accounts at a U.S.        (for the U.S. Treasury Fund and the
  bank which participates in the Automated    Cash Management Fund), or 12 noon
  Clearing House.                             Eastern time (for the Tax-Free Money
                                              Market Fund), the NAV of your shares
                                              will normally be determined on the
                                              same day and you will receive your
                                              proceeds within a week after your
                                              request is received.
                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

    PROSPECTUS

Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:


- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.


You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.


Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future

    PROSPECTUS

                                       22
YOUR ACCOUNT

distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

SHAREHOLDER SERVICING PLAN

The Funds have approved a shareholder servicing plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds' shareholders. For performing these services, the financial intermediates, as shareholder servicing agents, may receive an annual fee of up to 0.25% of the average daily net assets of the Select Shares of each Fund. For Select Shares, the Adviser has agreed contractually to waive the entire Shareholder Servicing Fee through December 31, 2007. Financial intermediaries may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. The Funds anticipate that they will enter into agreements under the shareholder servicing plan with the Bank of Oklahoma, N.A., the owner of the Funds' investment adviser, AXIA Investment Management, Inc., and with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds' shareholders and be paid by the Fund fees for such services.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS - REVENUE SHARING

AXIA Investment Management, Inc., and from time to time, other affiliates of AXIA Investment Management, Inc., at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents for the sale and distribution and/or for the servicing of the shares of the Funds. Shareholder Servicing Agents include investment advisers, broker-dealers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, and may be affiliated with AXIA Investment Management, Inc. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. AXIA Investment Management, Inc. may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.

    PROSPECTUS

EXCHANGING SHARES


How to Exchange Your Shares. Shares of any American Performance Money Market Fund may be exchanged without payment of a sales charge for shares of the same class of any American Performance Money Market Fund. Exchanges of shares from any American Performance Money Market Fund to the same class of any American Performance Equity Fund or Bond Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. Select Shares may be exchanged for Select Shares of another Fund. The Fund reserves the right to redeem Select Shares in the event that a shareholder no longer meets the minimum investment requirements. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.


A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES

Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.


- The net asset value of the U.S. Treasury Fund and Cash Management Fund generally is determined at 4:00 p.m. Eastern time on each business day. The net asset value for the Tax-Free Money Market Fund is generally determined at 12 noon Eastern time on each business day. A Money Market Fund's business day is any day in which the New York Stock Exchange is open for regular trading, except for the following day in 2007: October 8. In addition, the Money Market Funds will consider a business day any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, (In 2007: January 2, January 12, February 16, April 5, May 25, July 3, August 31, October 5, November 9, November 21, November 23, December 24 and December 31), the Funds (except for the Tax-Free Money Market Fund) will determine net asset value at 2:00 p.m. Eastern time; purchase, redemption, and exchange orders must be received on those days by 2:00 p.m. Eastern time.

    PROSPECTUS

                                       24
YOUR ACCOUNT

- The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

- The net asset value of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.


Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent.



Market Timing. Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds' Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds and the Money Market Funds accommodate frequent trading.


DIVIDENDS AND CAPITAL GAINS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds declare dividends daily and pay income dividends monthly. The Funds distribute capital gains they have realized, if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gains.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

    PROSPECTUS

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or reinvested them in additional Fund shares.

For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, which are discussed below) that you receive from a Fund are generally taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned shares in the Fund). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more

    PROSPECTUS

                                       26
YOUR ACCOUNT

than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned shares in the Fund).


- Tax Consequences of Selling or Exchanging Shares. If you sell or exchange any Fund shares, any gain on the transaction will be subject to federal income tax.


- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares.

- Special Considerations for Shareholders of the Tax-Free Money Market Fund.


  The Tax-Free Money Market Fund intends to distribute a majority of its income as exempt-interest dividends, provided that at least 50% of the value of the Fund's assets at the end of each quarter consists of obligations the interest on which is exempt from federal income tax. Exempt-interest dividends are generally excludable from a shareholder's gross income for federal income tax purposes, although they may result in liability for federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. Additionally, the receipt of exempt-interest may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. If you receive Social Security or Railroad Retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits.


  The Tax-Free Money Market Fund may invest a portion of its assets in securities that generate income subject to federal or state taxes. All distributions of the Fund's income other than exempt-interest dividends will generally be taxable to you as ordinary income. As described above, taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for one year or less are taxable as ordinary income. Properly designated distributions of gains from investments that the Fund owned for more than one year are taxable as long-term capital gains. The Fund does not expect to realize significant capital gain. The Fund also does not expect a significant portion of its distributions to be derived from qualified dividend income.


In general, the portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.


THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION AND TO OBTAIN MORE INFORMATION ON YOUR OWN TAX SITUATION, INCLUDING POSSIBLE FOREIGN, STATE AND LOCAL TAXES.

    PROSPECTUS

MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Disclosure of Portfolio Holdings. Information regarding the Funds' policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Cash Management Fund and Tax-Free Money Market Fund may each invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI or the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Tax-Free Money Market Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.


Investments in Investment Companies. For purposes of the Funds' 80% policies, the Funds will "look through" investments in investment companies, such as iShares, and will include such investments in their respective percentage totals.

    PROSPECTUS

              [American Performance Funds Logo]

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER


                                Investment advisory services are provided to each of the Funds by AXIA Investment Management, Inc. ("AXIA Investment Management" formerly BOk Investment Advisers, Inc.), pursuant to an Investment Advisory Agreement. AXIA Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. ("BOK"), which it succeeded as Investment Adviser to the Funds on May 12, 2001. AXIA Investment Management, subject to the supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. AXIA Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2006, AXIA Investment Management had approximately $5.2 billion in assets under management.



                                Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2006, BOK Financial and its subsidiaries had approximately $10.2 billion in assets under management in total.


                                The aggregate investment advisory fees paid to AXIA Investment Management after fee reduc-

    PROSPECTUS
                                tions, by the Funds for the fiscal year ended August 31, 2006, were as follows:


                               FUND                          % OF AVERAGE NET ASSETS
                                - U.S. Treasury Fund                         0.03%
                                - Cash Management Fund                     0.03%
                                - Tax-Free Money Market Fund                0.00%


                                A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with AXIA Investment Management is available in the Funds' annual report to shareholders for the period ended August 31, 2006.

    PROSPECTUS

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the U.S. Treasury Fund and the Cash Management Fund reflect the returns of the predecessor to Administrative Class Shares of the U.S. Treasury Fund and Cash Management Fund, respectively. The financial highlights for the Tax-Free Money Market Fund reflect the returns of the Institutional Class Shares of the Tax-Free Money Market Fund. Service Class Shares were not outstanding during the periods shown. The performance shown below differs from that which would have been achieved by Select Class Shares of the Funds because of the different fees associated with Select Class Shares. This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


[American Performance Funds Logo]

          HOW TO READ THE
          FINANCIAL HIGHLIGHTS TABLE


          THIS EXPLANATION USES THE U.S. TREASURY FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2006 WITH A NET ASSET VALUE (PRICE) OF $1 PER SHARE. DURING THE YEAR, THE FUND EARNED $0.038 PER SHARE FROM INVESTMENT INCOME (INTEREST AND DIVIDENDS).



SHAREHOLDERS RECEIVED $0.038 PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME.



THE EARNINGS ($0.038 PER SHARE) MINUS THE DISTRIBUTIONS ($0.038 PER SHARE) RESULTED IN A SHARE PRICE OF $1 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND WAS 3.83% FOR THE YEAR.



AS OF AUGUST 31, 2006, THE FUND HAD $883.5 MILLION IN NET ASSETS. FOR THE YEAR, ITS EXPENSE RATIO AFTER FEE WAIVERS WAS 0.72% ($7.20 PER $1,000 OF NET ASSETS); AND ITS NET INVESTMENT INCOME AMOUNTED TO 3.77% OF ITS AVERAGE NET ASSETS.

    PROSPECTUS

 U.S. TREASURY FUND


                                                  YEAR ENDED AUGUST 31,
                                   ----------------------------------------------------
                                     2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                             $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
---------------------------------------------------------------------------------------

Investment Activities
  Net investment income               0.038      0.018      0.004      0.006      0.013
                                   ----------------------------------------------------
      Total from Investment
        Activities                    0.038      0.018      0.004      0.006      0.013
                                   ----------------------------------------------------

Distributions
  Net investment income              (0.038)    (0.018)    (0.004)    (0.006)    (0.013)
                                   ----------------------------------------------------
      Total Distributions            (0.038)    (0.018)    (0.004)    (0.006)    (0.013)
                                   ----------------------------------------------------

Net Asset Value, End of Year       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

---------------------------------------------------------------------------------------

Total Return                           3.83%      1.77%      0.35%      0.58%      1.29%

---------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of year (000)  $883,502   $693,510   $630,933   $605,625   $611,568

  Ratio of expenses to average
    net assets                         0.72%      0.72%      0.70%      0.70%      0.70%

  Ratio of net investment income
    to average net assets              3.77%      1.77%      0.35%      0.58%      1.28%

  Ratio of expenses to average
    net assets*                        0.97%      0.97%      0.95%      0.95%      0.95%

---------------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

                                       32
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS

 CASH MANAGEMENT FUND





                                                  YEAR ENDED AUGUST 31,
                                   ----------------------------------------------------
                                     2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                             $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
---------------------------------------------------------------------------------------

Investment Activities
  Net investment income               0.040      0.019      0.006      0.009      0.017
                                   ----------------------------------------------------
      Total from Investment
        Activities                    0.040      0.019      0.006      0.009      0.017
                                   ----------------------------------------------------

Distributions
  Net investment income              (0.040)    (0.019)    (0.006)    (0.009)    (0.017)
                                   ----------------------------------------------------
      Total Distributions            (0.040)    (0.019)    (0.006)    (0.009)    (0.017)
                                   ----------------------------------------------------

Net Asset Value, End of Year       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

---------------------------------------------------------------------------------------

Total Return                           4.03%      1.94%      0.60%      0.85%      1.67%

---------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of year (000)  $769,549   $823,358   $661,759   $672,857   $892,477

  Ratio of expenses to average
    net assets                         0.57%      0.57%      0.55%      0.55%      0.54%

  Ratio of net investment income
    to average net assets              3.91%      1.95%      0.60%      0.87%      1.64%

  Ratio of expenses to average
    net assets*                        0.97%      0.97%      0.90%      0.95%      0.94%

---------------------------------------------------------------------------------------



* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 TAX-FREE MONEY MARKET FUND


                                                          YEAR ENDED    PERIOD ENDED
                                                          AUGUST 31,     AUGUST 31,
                                                             2006         2005(A)
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $  1.000       $  1.000
------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                       0.030          0.009
                                                          --------------------------
      Total from Investment Activities                        0.030          0.009
                                                          --------------------------

Distributions
  Net investment income                                      (0.030)        (0.009)
                                                          --------------------------
      Total Distributions                                    (0.030)        (0.009)
                                                          --------------------------

Net Asset Value, End of Period                             $  1.000       $  1.000

------------------------------------------------------------------------------------

Total Return                                                   3.06%          0.93%(b)

------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                        $280,659       $260,835

  Ratio of expenses to average net assets                      0.18%          0.18%(c)

  Ratio of net investment income to average net assets         3.02%          2.38%(c)

  Ratio of expenses to average net assets*                     0.53%          0.59%(c)

------------------------------------------------------------------------------------


 * During the period, certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period April 11, 2005 (commencement of operations) through August 31, 2005.

(b) Not annualized.

(c) Annualized.

    PROSPECTUS

              [American Performance Funds Logo]

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The "Fund Summaries" section earlier in the prospectus provides a description of each Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME                                              FUND CODE
 - U.S. Treasury Fund                                      1
 - Cash Management Fund                                    2
 - Tax-Free Money Market Fund                              3

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
ASSET-BACKED                 2                  3            - Pre-payment
SECURITIES:                                                  - Credit
Securities secured by                                        - Interest Rate
company receivables,                                         - Regulatory
home equity loans,
truck and auto loans,
leases, credit card
receivables and other
securities backed by
other types of
receivables or other
assets.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

--------------------------------------------------------------------------------
BANKERS' ACCEPTANCES:                          2, 3          - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.
--------------------------------------------------------------------------------
BONDS:                      1-3                              - Interest Rate
Interest-bearing or                                          - Credit
discounted government
or corporate
securities that
obligate the issuer
to pay the bondholder
a specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
--------------------------------------------------------------------------------
CALL AND PUT OPTIONS:                          2, 3          - Credit
A call option gives                                          - Market
the buyer the right                                          - Leverage
to buy, and obligates
the seller of the
option to sell, a
security at a
specified price. A
put option gives the
buyer the right to
sell, and obligates
the seller of the
option to buy a
security at a
specified price. The
Funds will sell only
covered call and
secured put options.
--------------------------------------------------------------------------------
CERTIFICATES OF             2, 3                             - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.

    PROSPECTUS

                                       36
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
COMMERCIAL PAPER:           2, 3                             - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.
--------------------------------------------------------------------------------
CONVERTIBLE                                     2            - Market
SECURITIES:                                                  - Credit
Bonds or preferred
stock that convert to
common stock.
--------------------------------------------------------------------------------
DERIVATIVES:                                   2, 3          - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
--------------------------------------------------------------------------------
EXCHANGE TRADED                                 3            - Market
FUNDS:                                                       - Liquidity
Securities that are
issued by investment
companies and traded
on securities
exchanges. Certain
Funds may invest in
iShares(R) in excess
of statutory
limitations in
reliance on an
exemptive order
issued to iShares(R),
Inc. and iShares(R)
Trust.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
FOREIGN SECURITIES:          2                               - Market
Stocks issued by                                             - Political
foreign companies, as                                        - Liquidity
well as commercial                                           - Foreign
paper or foreign                                               Investment
issuers and
obligations of
foreign banks,
overseas branches of
U.S. banks and
supranational
entities.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES:                           1-3           - Liquidity
Each Fund may invest                                         - Market
up to 10% of its net
assets in securities
that are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.

    PROSPECTUS

                                       38
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
INVESTMENT COMPANY           3                               - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies. In
addition, pursuant to
new exemptive rules
under the 1940 Act
recently adopted by
the Securities and
Exchange Commission
and effective as of
July 31, 2006,
certain Funds may
invest in shares of
affiliated or
unaffiliated money
market funds to the
extent permitted by
their respective
investment
strategies. Certain
Funds may also invest
in iShares(R) in
excess of statutory
limitations in
reliance on an
exemptive order
issued to iShares(R),
Inc. and iShares(R)
Trust.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
INVESTMENT GRADE            1-3                              - Interest Rate
BONDS:                                                       - Credit
Interest-bearing or
discounted
government,
municipal, or
corporate securities
that obligate the
issuer to pay the
bondholder a
specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
Investment grade
bonds are those rated
BBB or better by S&P
or Baa or better by
Moody's or similarly
rated by other
nationally recognized
statistical rating
organizations, or, if
not rated, determined
to be of comparable
quality by the
Adviser.
--------------------------------------------------------------------------------
LOAN PARTICIPATION                             2, 3          - Interest Rate
INTERESTS:                                                   - Liquidity
Loan participation                                           - Credit
interests are
interests in bank
loans made to
corporations. In
these arrangements
the bank transfers
the cash stream of
the underlying bank
loan to the
participating
investor.

    PROSPECTUS

                                       40
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
MONEY MARKET                1-3                              - Interest Rate
INSTRUMENTS:                                                 - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.
--------------------------------------------------------------------------------
MORTGAGE-BACKED                                1-3           - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES:        3                               - Credit
Securities issued by                                         - Political
a state or political                                         - Interest Rate
subdivision to obtain                                        - Regulatory
funds for various                                            - Tax
public purposes.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
REPURCHASE                  1-3                              - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
--------------------------------------------------------------------------------
REVERSE REPURCHASE                             1-3           - Credit
AGREEMENTS:                                                  - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.
--------------------------------------------------------------------------------
RESTRICTED                   2                  3            - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.
--------------------------------------------------------------------------------
SECURITIES LENDING:                            1-3           - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
--------------------------------------------------------------------------------
TIME DEPOSITS:              2, 3                             - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.

    PROSPECTUS

                                       42
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
TREASURY RECEIPTS:          1-3                              - Interest Rate
Treasury receipts,
Treasury investment
growth receipts, and
certificates of
accrual of Treasury
securities.
--------------------------------------------------------------------------------
U.S. GOVERNMENT              2                  3            - Interest Rate
AGENCY SECURITIES:                                           - Credit
Securities issued by
agencies and
instrumentalities of
the U.S. government,
but not guaranteed or
insured by the U.S.
Government. These
include Fannie Mae
and Freddie Mac.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

--------------------------------------------------------------------------------
U.S. TREASURY               1-3                              - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.
--------------------------------------------------------------------------------
VARIABLE AND FLOATING       2, 3                             - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.
--------------------------------------------------------------------------------
WHEN-ISSUED                                    1-3           - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.
--------------------------------------------------------------------------------
ZERO-COUPON DEBT                               2, 3          - Credit
OBLIGATIONS:                                                 - Interest Rate
Bonds and other debt                                         - Zero Coupon
that pay no interest,
but are issued at a
discount from their
value at maturity
When held to
maturity, their
entire return equals
the difference
between their issue
price and their
maturity value.

    PROSPECTUS

                                       44
INVESTMENT PRACTICES AND RISKS
INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

- Credit Risk
  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.


- Income Risk


  The risk that the Fund's yield will decrease due to a decline in interest rates.

    PROSPECTUS

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk
  The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated results.

    PROSPECTUS

                                       46
INVESTMENT PRACTICES AND RISKS

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Municipal Risk
  Municipal risk involves the possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for

    PROSPECTUS
  securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Tax Risk
  The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Zero Coupon Risk
  The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

    PROSPECTUS

              [American Performance Funds Logo]

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees and administration fees.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater the fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

              [AMERICAN PERFORMANCE FUNDS LOGO]

                           AMERICAN PERFORMANCE FUNDS

MORE INFORMATION

INVESTMENT ADVISER & ADMINISTRATOR
AXIA Investment
Management, Inc.
One Williams Center
15th Floor
Tulsa, Oklahoma 74172-0172

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005
                                 More information about the Funds is available without charge through the following:

                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                 More detailed information about the American
                                 Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                                 ANNUAL AND SEMI-ANNUAL REPORTS
                                 These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.

                                 TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                 REPORTS, OR MORE INFORMATION:

                                 BY TELEPHONE:
                                 Call 1-800-762-7085

                                 BY MAIL:
                                 American Performance Funds
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035

                                 BY INTERNET:
                                 http://www.apfunds.com

                                 FROM THE SEC:

                                 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.


                                 American Performance Funds' Investment Company Act registration number is 811-6114.


APF-PU-MMSL 0107

        (AMERICAN PERFORMANCE FUNDS LOGO)
           AMERICAN PERFORMANCE FUNDS
                 January 1, 2007

                                         PROSPECTUS


                                         U.S. Tax-Efficient Small Cap Equity
                                         Fund


                                         NO-LOAD INVESTOR SHARES

                                         INSTITUTIONAL SHARES

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.



(RIBBON LOGO)

HOW TO READ THIS PROSPECTUS


This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Fund.



If you would like more detailed
information about the Fund, please see:
Fund Summary.



TABLE OF CONTENTS
INTRODUCTION                                   1
FUND SUMMARY                                   2
    U.S. Tax-Efficient Small Cap Equity
      Fund                                     2


If you would like more information about the following topics, please see:


YOUR ACCOUNT                                   8
    Customer Identification Information        8
    Distribution/Service (12b-1) Fees          8
    Opening an Account                         9
    Buying Shares                             11
    Selling Shares                            13
    Distribution and Shareholder Servicing
      Arrangements - Revenue Sharing          16
    Exchanging Shares                         17
    Transaction Policies                      17
    Additional Investor Services              18
    Dividends and Capital Gains               19
    Taxes                                     19
    Additional Information about the Funds    21
INVESTMENT MANAGEMENT                         23
FINANCIAL HIGHLIGHTS                          25
INVESTMENT PRACTICES AND RISKS                28
GLOSSARY OF INVESTMENT TERMS                  41


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2007

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Introduction


                                The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.



                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.



                                The Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.



                                The portfolio management team invest the Fund's assets in a way that the managers believe will help the Fund achieve its goal. The managers' judgments about the bond and stock markets, economy and companies, and their methods of investment selection, may cause the Fund to underperform other funds with similar objectives.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS


Fund Summary


                                U.S. Tax-Efficient
                                Small Cap Equity Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Long-term capital appreciation by investing in U.S. small cap common stocks.

                                PRINCIPAL INVESTMENT STRATEGY
                                The U.S. Tax-Efficient Small Cap Equity Fund seeks long-term capital appreciation and, secondarily, income by investing primarily in a diversified portfolio of common stocks.



                                Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies with small market capitalizations. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks.



                                The Fund invests primarily in a universe of equity securities of small U.S. companies having an average market capitalization below $3 billion at the time of purchase.



                                The management team of the fund employs a quantitatively-oriented investment process that attempts to identify companies with high quality balance sheets that are trading at attractive valuations. In addition, the portfolio management team analyzes the proposed trades and the current portfolio in light of market conditions, company fundamentals and price and volume characteristics. Economic conditions may warrant the consideration of other factors when selecting individual stocks.



                                In pursuing the investment strategy, the Fund management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce
SMALL-CAP STOCKS:
STOCKS OF PUBLICLY TRADED COMPANIES -- AND MUTUAL FUNDS THAT HOLD THESE
STOCKS -- CAN BE CLASSIFIED BY THE COMPANIES' MARKET VALUE, OR CAPITALIZATION.

THE RUSSELL 2000 INDEX:


AS OF NOVEMBER 30, 2006, THE RUSSELL 2000(R) INDEX STATISTICS WERE AS FOLLOWS:
THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $90 MILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $3 BILLION, THE MEAN MARKET CAPITALIZATION WAS $654 MILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $1.2 BILLION.


(AMERICAN PERFORMANCE FUNDS LOGO)

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS
                                taxable distributions to shareholders. For example, the Fund will attempt to minimize portfolio turnover in order to reduce taxable events. The Fund will also attempt to offset capital gains from sales of securities by selling other securities at a loss. These practices are expected to reduce, but not eliminate, taxable distributions.



                                The Fund will generally exhibit risk
                                characteristics similar to the small cap equity market.



                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?



                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - INVESTMENT STYLE RISK -- Investment style risk
                                  is the possibility that returns from small capitalization stocks will trail returns from other asset classes or the overall stock market.

                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

                                - SMALL CAP SECURITIES RISK -- Small cap
                                  securities risk involves the greater risk of investing in smaller, less well-known companies, especially those that have a narrow product line or are traded infrequently, than investing in established companies with proven track records.

                                - TAX AWARE RISK -- Tax aware risk is the
                                  possibility that the use of investment
                                  practices that seek to minimize tax
                                  consequences will lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

FUND SUMMARY

    PROSPECTUS

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."
                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                PERFORMANCE INFORMATION
                                The bar chart and the performance table below give some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
                                This bar chart gives some indication of the risks of an investment in the Fund.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.




                                 ANNUAL TOTAL RETURNS (PERIOD ENDED 12/31)

                                (BAR CHART)(%)

2000                                                                              5.96
2001                                                                              3.24
2002                                                                            -14.43
2003                                                                             35.52
2004                                                                             17.98
2005                                                                              9.15

                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/06 to 9/30/06 was 3.00%.

                               Best Quarter:    Q4    2001     17.23%
                               Worst Quarter:   Q3    2002    -15.71%

    PROSPECTUS

                                This table compares the Fund's average annual total return for the period ending December 31, 2005 to those of the Russell 2000(R) Index. The returns included in the table are only for Investor Shares. The Institutional Shares were not offered for sale in 2005.




                                AVERAGE ANNUAL TOTAL RETURNS
                                (PERIODS ENDED 12/31/05)

                                                                                   Since
                                                                                 Inception
                                                         1 Year       5 Year     (2/17/99)
                               -----------------------------------------------------------
                               U.S. Tax-Efficient
                                 Small Cap Equity
                                 Fund(1)                  9.15%        9.04%       9.74%
                               -----------------------------------------------------------
                               Return After Taxes on
                                 Distributions*,(1)       7.25%        7.70%       8.62%
                               -----------------------------------------------------------
                               Return After Taxes on
                                 Distributions and
                                 Sale of
                                 Fund Shares*,(1)         6.02%        7.47%       8.18%
                               -----------------------------------------------------------
                                                                                 (2/18/99)
                               Russell 2000(R)
                                 Index(2)                 4.55%        8.22%       9.69%
                               -----------------------------------------------------------

                                * After tax returns are calculated using a
                                  standard set of assumptions. The stated
                                  returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Funds shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effect of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such IRA or 401(k) plans.

                                (1) Prior to January 1, 2006, a maximum sales
                                    charge of 5.00% was imposed. This sales
                                    charge is not reflected in the total return figures.

                                (2) The Russell 2000(R) Index is an unmanaged
                                    index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

FUND SUMMARY

    PROSPECTUS

FEES AND EXPENSES
---------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.*

                              INVESTOR   INSTITUTIONAL
                               SHARES       SHARES
                              --------   -------------
Investment Advisory Fees       0.69%          0.69%
Distribution/Service (12b-1)
  Fees                         0.25%          0.00%
Other Expenses#                0.63%          0.63%
TOTAL ANNUAL FUND OPERATING
  EXPENSES+                    1.57%          1.32%
Less Contractual Fee Waivers   0.00%         -0.25%++
NET TOTAL FUND OPERATING
  EXPENSES                     1.57%          1.07%


------------------------------------------------
* The expense information in the Annual Fund
  Operating Expenses table has been restated to reflect the fees associated with the recently adopted Shareholder Servicing Plan and a reduction in custody fees.


# Other Expenses includes a 0.25% Shareholder
  Servicing Fee paid by each class.

++ For the period through December 31, 2007, the
   Adviser has contractually agreed to waive all Shareholder Servicing Fees paid by
   Institutional Shares.

+ The Adviser has agreed voluntarily to waive
  0.14% of its Investment Advisory Fees and the Administrator has agreed voluntarily to cap
  Shareholder Servicing Fees paid by Investor
  Shares at 0.10%, and voluntarily to waive
  0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2007 but may be terminated at any time. If these fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:

                                                                     INVESTOR   INSTITUTIONAL
                                                                      SHARES       SHARES
                                                                     --------   -------------
       Investment Advisory Fees                                       0.55%          0.55%
       Distribution/Service (12b-1) Fees                              0.25%          0.00%
       Other Expenses                                                 0.38%          0.53%
       TOTAL ANNUAL FUND
        OPERATING EXPENSES                                            1.18%          1.08%
       Less Contractual Fee Waivers                                   0.00%         -0.25%
       NET TOTAL FUND OPERATING EXPENSES                              1.18%          0.83%

---------------------------------------------------
ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid quarterly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
AXIA Investment
Management, Inc.
Tulsa, OK

INCEPTION DATE
February 17, 1999

NET ASSETS AS OF
NOVEMBER 30, 2006
$15 million

SUITABLE FOR IRAs
Yes

MINIMUM INITIAL INVESTMENT
$1,000 (Investor)
$100,000 (Institutional)

NEWSPAPER ABBREVIATION
n/a

AMERICAN PERFORMANCE
FUND NUMBER
011 (Investor)
050 (Institutional)

CUSIP NUMBER
028846863 (Investor)
028846756 (Institutional)

TICKER SYMBOL
APSMX (Investor)
AISMX (Institutional)

    PROSPECTUS

------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

                       1 Year    3 Years   5 Years   10 Years
--------------------------------------------------------------
Investor Shares         $160      $496      $855      $1,867
Institutional Shares    $109      $394      $700      $1,568

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Your Account

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


As a result, the Fund must obtain the following information for each person that opens a new account:


- Name;

- Date of birth (for individuals);

- Residential or business street address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.


You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value next calculated after the account is closed.


DISTRIBUTION/SERVICE (12b-1) FEES


The U.S. Tax-Efficient Small Cap Equity Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution and service fees for the sale and distribution of its Investor Shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Investor Shares, the maximum distribution fee is 0.25% of the average daily net assets of the Fund.

    PROSPECTUS

                                OPENING AN ACCOUNT

                                1. Read this prospectus carefully.


                                2. Determine how much you want to invest.
                                   Investors may purchase Investor Shares and Institutional Shares of the Fund at the net asset value ("NAV") of the respective class without a sales charge.



                                   Investor Shares and Institutional Shares may be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund.



                                   The minimum investment for each class of the Fund is as follows:


                                   INVESTOR SHARES

                                      - INITIAL PURCHASE:$1,000 for each fund

                                      - ADDITIONAL PURCHASES:$100 for each Fund

                                       These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. Investor Shares offer an Auto Invest Plan, for which the minimum investment is $100. Please refer to the section titled "Additional Investor Services."

                                   INSTITUTIONAL SHARES

                                      - INITIAL PURCHASE:$100,000 for each fund

                                      - ADDITIONAL PURCHASES:$100 for each Fund

    PROSPECTUS

                                3. Complete the appropriate parts of the Account
                                   Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

    PROSPECTUS

BUYING SHARES

        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000 for         amount payable (at least $100
     Investor Shares or $100,000         for either Investor Shares or
     for Institutional Shares),          Institutional Shares) to the
     payable to the American             American Performance Funds.
     Performance Funds.

-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     the Funds' Custodian at Bank        statement (or, if
     of Oklahoma, N.A., Attention:       unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     P.O. Box 182730, Columbus,          account name, and account
     Ohio 43218-2730.                    number) to the Funds'
                                         Custodian at Bank of
                                         Oklahoma, N.A., Attention:
                                         American Performance Funds,
                                         P.O. Box 182730, Columbus,
                                         Ohio 43218-2730.
----------------------------------------------------------------------
By Overnight Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000 for         amount payable (at least $100
     Investor Shares or $100,000         for either Investor Shares or
     for Institutional Shares),          Institutional Shares) to the
     payable to the American             American Performance Funds.
     Performance Funds.

-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     c/o BISYS Fund Services,            statement (or, if
     Attn: T.A. Operations,              unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     3435 Stelzer Road, Columbus,        account name, and account
     Ohio 43219-3035.                    number) to c/o BISYS Fund
                                         Services, Attn: T.A.
                                         Operations, American
                                         Performance Funds, 3435
                                         Stelzer Road, Columbus, Ohio
                                         43219-3035.
----------------------------------------------------------------------
        All purchases made by check should be in U.S. dollars.
  Third party checks, credit card checks, starter checks on initial purchases, traveler's checks, money orders or cash will not be accepted.

    PROSPECTUS

                                       12
YOUR ACCOUNT

           OPENING AN ACCOUNT                      ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
- Call (800) 762-7085 for instructions    - Deliver your completed Account
  on opening an account by wire             Registration Form to the Funds at:
  transfer.                                 c/o BISYS Fund Services
                                            Attn: T.A. Operations
                                            3435 Stelzer Rd.
                                            Columbus, OH 43219

                                          - To place an order by telephone call
                                            the Funds at (800) 762-7085 for
                                            instructions on purchasing additional
                                            shares by wire transfer.

                                          - Your bank may charge a fee to wire
                                            funds.
---------------------------------------------------------------------------------
By Electronic Funds Transfer
- Your bank must participate in the       - Establish the electronic purchase
  Automated Clearing House and must be a    option on your Account Registration
  U.S. bank.                                Form or call (800) 762-7085.

                                          - Call (800) 762-7085 to arrange an
                                            electronic purchase.

                                          - Your bank may charge a fee to
                                            electronically transfer funds.
---------------------------------------------------------------------------------


* The U.S. Tax-Efficient Small Cap Equity Fund is not available for sale in the state of New Hampshire.

    PROSPECTUS

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, Ohio
                                              43218-2730.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

                                       14
YOUR ACCOUNT


TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire
- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.
                                            - If you call by 4 p.m. Eastern time,
- Sales of any amount.                        your payment will normally be wired to
                                              your bank on the next business day.

                                            - The Fund reserves the right to charge
                                              a wire fee.

                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer
- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time,
- Shareholders with accounts at a U.S.        the NAV of your shares will normally
  bank which participates in the Automated    be determined on the same day and you
  Clearing House.                             will receive your proceeds within a
                                              week after your request is received.

                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

    PROSPECTUS

Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:

- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.


Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, the Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.



Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your shares at net asset value if your account balance in the Fund drops below $500. Before the Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.



Postponement of Redemption Request. The Fund may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.



Redemption In Kind. The Fund reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

    PROSPECTUS

                                       16
YOUR ACCOUNT

SHAREHOLDER SERVICING PLAN


The U.S. Tax-Efficient Small Cap Equity Fund has approved a shareholder servicing plan, under which the Fund may enter into agreements with certain financial intermediaries who will provide certain support services to the Fund's shareholders. For performing these services, the financial intermediaries, as shareholder servicing agents, may receive an annual fee of up to 0.25% of the average daily net assets of the Investor and Institutional Shares of the Fund. For Institutional Shares, the Adviser has agreed contractually to waive the entire Shareholder Servicing Fee through December 31, 2007. For Investor Shares, the Adviser has agreed voluntarily to cap the Shareholder Servicing Fee at 0.10% of average daily net assets. This voluntary fee cap is expected to continue until December 31, 2007, but may be terminated at any time. Financial intermediaries may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. The Fund anticipates that it will enter into agreements under the shareholder servicing plan with the Bank of Oklahoma, N.A., the owner of the Fund's investment adviser, AXIA Investment Management, Inc., and with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Fund's shareholders and be paid by the Fund fees for such services.


DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING


AXIA Investment Management, Inc., and from time to time, other affiliates of AXIA Investment Management, Inc., at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents for the sale and distribution and/or for the servicing of the shares of the Funds. Shareholder Servicing Agents include investment advisers, broker-dealers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, and may be affiliated with AXIA Investment Management, Inc. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. AXIA Investment Management, Inc. may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.

    PROSPECTUS

EXCHANGING SHARES


How to Exchange Your Shares. Shares of any American Performance Equity Fund may be exchanged for the same class of shares of any American Performance Fund. The exchange will be made on the basis of the relative net asset values of the shares exchanged. Investor Shares may be exchanged for Investor Shares of another Fund, or Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. The Funds reserve the right to redeem Institutional Shares in the event that a shareholder no longer meets the minimum investment requirements. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.


A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES


Valuation of Shares. The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.


EQUITY FUNDS


- The net asset value of each of the U.S. Tax-Efficient Small Cap Equity Fund is determined on each business day as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for regular trading, except for the following day in 2007: October 8.



- The assets in the Fund are valued at market value other than short-term fixed income securities, which are valued at amortized cost. If market quotations are not readily available, the securities will be valued at fair value by the Fund's Pricing Committee. For further information about valuation of investments, see the Statement of Additional Information.


Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received, in proper form, by the Fund or its designated agent. When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent, in proper form.


Fair Value Pricing Policies. The Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for

    PROSPECTUS

                                       18
YOUR ACCOUNT


which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Fund's Pricing Committee, under the supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of the Fund's net asset value price, which should eliminate the potential for arbitrage in the Fund.



A "significant event" is one that occurred prior to the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's foreign investments are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Fund will be required to fair value price due to a significant event is limited.



Market Timing. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of the Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to three in any calendar quarter. We also reserve the right to suspend any account in which we have identified a pattern of excessive or abusive trading. Such accounts will be prohibited from engaging in additional purchase and exchange transactions.


We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems. Our ability to monitor trades in omnibus accounts in particular is extremely limited and we will not be able to detect market timing activities in such accounts.

We will apply our policies and procedures uniformly to all Fund shareholders. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

ADDITIONAL INVESTOR SERVICES

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Investor Shares of the Funds of your choice through automatic deductions from your bank account. The plan is only available with Investor Shares. The minimum investment amount is $100 per month or quarter per Fund. To establish, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions in cash (check) or

    PROSPECTUS
have distributions (capital gains and dividends) reinvested in another American Performance Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. The plan is only available with Investor Shares. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling
(800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

DIVIDENDS AND CAPITAL GAINS


As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The U.S. Tax-Efficient Small Cap Equity Fund declares and pays income dividends quarterly. The Fund distributes capital gains it has realized, if any, at least once a year.


We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

    PROSPECTUS

                                       20
YOUR ACCOUNT

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or reinvested them in additional Fund shares.

 For federal income tax purposes, distributions of investment income that you receive from a Fund are generally taxable as ordinary income.

 For taxable years, beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

 Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned shares in the Fund). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned shares in the Fund).


- Tax Consequences of Selling or Exchanging Shares. If you sell or exchange any Fund shares, any gain on the transaction will be subject to federal income tax.



- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on any capital gains, if any, you realize from selling or exchanging Fund shares.

    PROSPECTUS

- Investing in Foreign Securities. If the Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in the Fund will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.



From time to time, the Fund may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.


THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION AND TO OBTAIN MORE INFORMATION ON YOUR OWN TAX SITUATION, INCLUDING POSSIBLE FOREIGN, STATE AND LOCAL TAXES. MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS


Disclosure of Portfolio Holdings. Information regarding the Fund's policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.



Investment in Exchange-Traded Funds. The U.S. Tax-Efficient Small Cap Equity Fund may invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares,(R) Inc. ("iShares(R)*").


* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.


iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded

    PROSPECTUS

                                       22
YOUR ACCOUNT

fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding the risks associated with investment in an exchange-traded fund.


Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.



Investments in Investment Companies. For purposes of the Fund's 80% policy, the Fund will "look through" investments in investment companies, such as iShares, and will include such investments in its percentage total.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER


                                Investment advisory services are provided to each of the Fund by AXIA Investment Management, Inc. ("AXIA Investment Management" formerly BOk Investment Advisers, Inc.), pursuant to an Investment Advisory Agreement. AXIA Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. ("BOK"), which it succeeded as Investment Adviser to the Fund on May 12, 2001. AXIA Investment Management, subject to the supervision of the Board of Trustees of the Fund, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. AXIA Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2006, AXIA Investment Management had approximately $5.2 billion in assets under management.



                                Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2006, BOK Financial and its subsidiaries had approximately $10.2 billion in assets under management in total.


                                The aggregate investment advisory fees paid to AXIA Investment Management, after voluntary fee

    PROSPECTUS

                                       24
INVESTMENT MANAGEMENT


                                reductions, by the Fund for the fiscal year ended August 31, 2006, were as follows:



                                                               % OF AVERAGE
                               FUND                             NET ASSETS
                                - U.S. Tax-Efficient Small
                                  Cap Equity Fund                  0.44%



                                A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with AXIA Investment Management is available in the American Performance Funds' annual report to shareholders for the period ended August 31, 2006.



                                The persons primarily responsible for the day-to-day management of the Fund, as well as their previous business experience, are as follows:



  PORTFOLIO
   MANAGER                          BUSINESS EXPERIENCE
  ---------                         -------------------
Jean-Claude G.  Since April 2005, Mr. Gruet has been Chief Investment
Gruet           Officer - Equities for AXIA Investment Management, Inc.
                Prior to joining AXIA Investment Management, Inc., Mr. Gruet was the Chief Executive Officer of Kidderbrook Investment
                Management and prior to that the Director of the Investment
                Counsel Group of Eaton Vance Management in Boston. Mr. Gruet
                spent the first ten years of his career as an equity analyst in New York with Dean Witter Reynolds, Salomon Brothers,
                Inc., and UBS Securities.
T. Wesley       Since 2005, Mr. Verdel has been an assistant equity fund
Verdel          manager of AXIA Investment Management, Inc. In 2004, Mr.
                Verdel joined AXIA Investment Management, Inc. in the equity management area. Prior to joining AXIA Investment
                Management, Inc., Mr. Verdel attended the University of
                Tulsa, where he received a Masters of Science in Finance,
                and Yale University, where he received a Masters of Science in Electrical Engineering.
Craig S.        Since May 2006, Mr. Edwards has been a Senior Quantitative
Edwards         Research Analyst and member of the Quantitative Equity
                Management team at AXIA Investment Management, Inc. Prior to joining AXIA Investment Management, Inc., Mr. Edwards was a
                Quantitative Research Analyst for the Advanced Research
                Center at State Street Global Advisors in Boston from May
                2004 to May 2006, where he conducted research and developed quantitative investment strategies for the U.S. active and enhanced equity, currency, and tactical asset allocation
                portfolio management groups. From August 2003 to May 2004,
                Mr. Edwards was a lecturer at the University of Texas-Pan
                American College of Business Administration. Mr. Edwards
                received a Ph.D. in Economics in 2004 and a Masters of Arts in Economics in 2000 from the University of Virginia.



The Fund is managed by a portfolio management team. Each member of the team has authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, developing the Fund's investment strategy, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. Additional information regarding each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of shares in Funds for which they are Portfolio Managers is available in the Statement of Additional Information.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


          HOW TO READ THE
          FINANCIAL HIGHLIGHTS TABLE


          THIS EXPLANATION USES THE INVESTOR SHARES OF THE U.S. TAX-EFFICIENT SMALL CAP EQUITY FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2006 WITH A NET ASSET VALUE (PRICE) OF $13.44 PER SHARE. DURING THE YEAR, THE FUND EARNED $0.59 PER SHARE FROM INVESTMENT ACTIVITIES (NET INVESTMENT INCOME AND REALIZED/UNREALIZED GAINS/LOSSES ON INVESTMENT TRANSACTIONS).



SHAREHOLDERS RECEIVED $0.67 PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME OR CAPITAL GAINS.



THE EARNINGS ($0.59 PER SHARE) MINUS THE DISTRIBUTIONS ($0.67 PER SHARE) RESULTED IN A SHARE PRICE OF $13.36 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND WAS 4.44% FOR THE YEAR.



AS OF AUGUST 31, 2006, THE FUND HAD $309 THOUSAND IN NET ASSETS. FOR THE YEAR, ITS EXPENSE RATIO AFTER FEE WAIVERS WAS 0.86% ($8.60 PER $1,000 OF NET ASSETS); AND ITS NET INVESTMENT INCOME AMOUNTED TO 0.61% OF ITS AVERAGE NET ASSETS.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       26
FINANCIAL HIGHLIGHTS


 U.S. TAX-EFFICIENT SMALL CAP EQUITY FUND -- INVESTOR SHARES



                                                                        YEAR ENDED AUGUST 31,
                                                      ---------------------------------------------------------
                                                        2006        2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $ 13.44     $ 13.73     $ 12.43     $ 10.61     $ 12.11
---------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                   0.08(a)     0.07          --        0.02        0.01
  Net realized/unrealized gains (losses) on
    investment transactions                               0.51        3.47        1.31        1.82       (1.18)
                                                      ---------------------------------------------------------
      Total from Investment Activities                    0.59        3.54        1.31        1.84       (1.17)
                                                      ---------------------------------------------------------

Distributions
  Net investment income                                  (0.03)      (0.08)      (0.01)      (0.02)      (0.01)
  Net realized gains on investment transactions          (0.64)      (3.75)         --          --       (0.32)
                                                      ---------------------------------------------------------
      Total Distributions                                (0.67)      (3.83)      (0.01)      (0.02)      (0.33)
---------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                         $ 13.36     $ 13.44     $ 13.73     $ 12.43     $ 10.61
---------------------------------------------------------------------------------------------------------------

Total Return*                                             4.44%      28.23%      10.45%      17.48%      (9.87)%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                    $   309     $12,861     $11,048     $14,062     $10,314

  Ratio of expenses to average net assets                 0.86%       0.93%       0.86%       0.78%       0.71%

  Ratio of net investment income to average net
    assets                                                0.61%       0.56%       0.02%       0.22%       0.13%

  Ratio of expenses to average net assets**               1.34%       1.42%       1.35%       1.35%       1.45%

  Portfolio turnover(b)                                  67.84%      63.59%     121.48%      36.52%      68.42%
---------------------------------------------------------------------------------------------------------------


 * Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.

 ** During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

(a) Calculated using average shares.

(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

 U.S. TAX EFFICIENT SMALL CAP FUND -- INSTITUTIONAL SHARES

                                                                                      PERIOD ENDED
                                                                                       AUGUST 31,
                                                                                        2006(A)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                     $ 13.03
-------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                                                                       0.02
  Net realized/unrealized gains on investment transactions                                  0.36
                                                                             ------------------------------
      Total from Investment Activities                                                      0.38
                                                                             ------------------------------

Distributions
  Net investment income                                                                    (0.02)
                                                                             ------------------------------
      Total Distributions                                                                  (0.02)
-------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                                                           $ 13.39
-------------------------------------------------------------------------------------------------------------

Total Return                                                                                2.89%(b)
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
  Net Assets at end of period (000)                                                      $12,477

  Ratio of expenses to average net assets                                                   0.89%(c)

  Ratio of net investment income to average net assets                                      0.18%(c)

  Ratio of expenses to average net assets*                                                  1.12%(c)

  Portfolio turnover(d)                                                                    67.84%
-------------------------------------------------------------------------------------------------------------

 *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)For the period December 30, 2005 (commencement of operations) through August 31, 2006.

(b)Not annualized.

(c)Annualized.

(d)Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES


The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The "Fund Summary" section earlier in the prospectus provides a description of the Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by the Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information for the American Performance Bond Funds and American Performance Equity Funds. Following the table is a discussion of risk.






                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
AMERICAN DEPOSITARY                             X            - Market
RECEIPTS (ADRS):                                             - Political
ADRs are foreign                                             - Foreign
shares of a company                                            Investment
held by a U.S. bank
that issues a receipt
evidencing ownership.
Dividends are paid in
U.S. dollars.
--------------------------------------------------------------------------------
BANKERS' ACCEPTANCES:                           X            - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
CALL AND PUT OPTIONS:                           X            - Credit
A call option gives                                          - Market
the buyer the right                                          - Leverage
to buy, and obligates
the seller of the
option to sell, a
security at a
specified price. A
put option gives the
buyer the right to
sell, and obligates
the seller of the
option to buy a
security at a
specified price. The
Funds will sell only
covered call and
secured put options.
--------------------------------------------------------------------------------
CERTIFICATES OF                                 X            - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.
--------------------------------------------------------------------------------
COMMERCIAL PAPER:                               X            - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.
--------------------------------------------------------------------------------
COMMON STOCK:                X                               - Market
Shares of ownership
of a company.
--------------------------------------------------------------------------------
CONVERTIBLE                                     X            - Market
SECURITIES:                                                  - Credit
Bonds or preferred
stock that convert to
common stock.

    PROSPECTUS

                                       30
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
DERIVATIVES:                                    X            - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
--------------------------------------------------------------------------------
EXCHANGE TRADED                                 X            - Market
FUNDS:                                                       - Liquidity
Securities that are
issued by investment
companies and traded
on securities
exchanges. Certain
Funds may invest in
iShares(R) in excess
of statutory
limitations in
reliance on an
exemptive order
issued to iShares,(R)
Inc. and iShares(R)
Trust.
--------------------------------------------------------------------------------
FOREIGN SECURITIES:                             X            - Market
Stocks issued by                                             - Political
foreign companies, as                                        - Liquidity
well as commercial                                           - Foreign
paper of foreign                                               Investment
issuers and
obligations of
foreign banks,
overseas branches of
U.S. banks and
supranational
entities.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
FUTURES AND RELATED                             X            - Management
OPTIONS:                                                     - Market
A contract providing                                         - Credit
for the future sale                                          - Liquidity
and purchase of a                                            - Leverage
specified amount of a
specified security,
class of securities,
or an index at a
specified time in the
future and at a
specified price.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES:                            X            - Liquidity
Each Money Market                                            - Market
Fund may invest up to
10% and each Bond
Fund and each Equity
Fund may invest up to
15% of its net assets
in securities that
are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.

    PROSPECTUS

                                       32
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT COMPANY                              X            - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies. In
addition, pursuant to
new exemptive rules
under the 1940 Act
recently adopted by
the Securities and
Exchange Commission
and effective as of
July 31, 2006, the
Fund may invest in
shares of affiliated
or unaffiliated money
market funds to the
extent permitted by
its investment
strategy. Certain
Funds may also invest
in iShares(R) in
excess of statutory
limitations in
reliance on an
exemptive order
issued to iShares(R),
Inc. and iShares(R)
Trust.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT GRADE                                X            - Interest Rate
BONDS:                                                       - Credit
Interest-bearing or
discounted
government,
municipal, or
corporate securities
that obligate the
issuer to pay the
bondholder a
specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
Investment grade
bonds are those rated
BBB or better by S&P
or Baa or better by
Moody's or similarly
rated by other
nationally recognized
statistical rating
organizations, or, if
not rated, determined
to be of comparable
quality by the
Adviser.
--------------------------------------------------------------------------------
MONEY MARKET                 X                               - Interest Rate
INSTRUMENTS:                                                 - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.

    PROSPECTUS

                                       34
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
MORTGAGE-BACKED                                 X            - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.
--------------------------------------------------------------------------------
PREFERRED STOCK:                                X            - Market
Preferred stocks are
equity securities
that generally pay
dividends at a
specified rate and
have preference over
common stock in the
payment of dividends
and liquidation.
Preferred stock
generally does not
carry voting rights.
--------------------------------------------------------------------------------
REPURCHASE                                      X            - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
--------------------------------------------------------------------------------
REVERSE REPURCHASE                              X            - Credit
AGREEMENT:                                                   - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
RESTRICTED                                      X            - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.
--------------------------------------------------------------------------------
SECURITIES LENDING:                             X            - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
--------------------------------------------------------------------------------
TIME DEPOSITS:                                  X            - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.
--------------------------------------------------------------------------------
U.S. GOVERNMENT                                 X            - Interest Rate
AGENCY SECURITIES:                                           - Credit
Securities issued by
agencies and
instrumentalities of
the U.S. government,
but not guaranteed or
insured by the U.S.
government. These
include Fannie Mae
and Freddie Mac.
--------------------------------------------------------------------------------
U.S. TREASURY                                   X            - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.

    PROSPECTUS

                                       36
INVESTMENT PRACTICES AND RISKS


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

VARIABLE AND FLOATING                           X            - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.
--------------------------------------------------------------------------------
WARRANTS:                                       X            - Interest Rate
Securities, typically                                        - Credit
issued with preferred
stock or bonds, that
give the holder the
right to buy a
proportionate amount
of common stock at a
specified price.
--------------------------------------------------------------------------------
WHEN-ISSUED                                     X            - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.

    PROSPECTUS

                                       37
INVESTMENT RISKS



Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.





- Credit Risk
  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest

    PROSPECTUS

                                       38
INVESTMENT PRACTICES AND RISKS

  rates. A rise in rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Investment Style Risk
  The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

    PROSPECTUS

- Management Risk
  The risk that a strategy used by a Fund's portfolio managers may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for

    PROSPECTUS

                                       40
INVESTMENT PRACTICES AND RISKS

  securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Small Cap Securities Risk
  Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have limited track records. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

ALTERNATIVE MINIMUM TAX
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.


BOND

A debt security issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREDIT QUALITY
A measure of a bond issuer's ability to repay interest and principal in a timely manner.

DIVERSIFIED
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security or industry.

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

FIXED INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

GROWTH STOCKS
Stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison to revenue, earnings, book value, and dividends.


INDEX


An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.



INVESTMENT ADVISER


An organization that makes the day-to-day decisions regarding a fund's investments.



INVESTMENT GRADE


A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

    PROSPECTUS

                                       42
GLOSSARY OF INVESTMENT TERMS


LIQUIDITY

The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, and administration fees.


SECURITIES


Stocks, bonds, money market instruments, and other investment vehicles.



TOTAL RETURN


A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.



VALUE STOCKS


Stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison to such factors as revenue, earnings, book value, and dividends.



VOLATILITY


The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.



YIELD


Income (interest and dividends) earned by an investment, expressed as a percentage of the investment's price.

                     [This page intentionally left blank.]

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

MORE INFORMATION

INVESTMENT ADVISER & ADMINISTRATOR
AXIA Investment Management, Inc.
One Williams Center,
15(th) Floor
Tulsa, Oklahoma
74172-0172

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005
                                 More information about the Funds is available without charge through the following:

                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                 More detailed information about the American
                                 Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                                 ANNUAL AND SEMI-ANNUAL REPORTS
                                 These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.

                                 TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                 REPORTS, OR MORE INFORMATION:

                                 BY TELEPHONE:
                                 Call 1-800-762-7085

                                 BY MAIL:
                                 American Performance Funds
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035

                                 BY INTERNET:
                                 http://www.apfunds.com

                                 FROM THE SEC:

                                 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.


                                 American Performance Funds' Investment Company Act registration number is 811-6114.


APF-PU-TESCE 0107

                       STATEMENT OF ADDITIONAL INFORMATION

                           AMERICAN PERFORMANCE FUNDS

                         AMERICAN PERFORMANCE BOND FUNDS
                        AMERICAN PERFORMANCE EQUITY FUNDS

                                 JANUARY 1, 2007


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the American Performance Bond Funds, the American Performance Equity Funds and the U.S. Tax-Efficient Small Cap Equity Fund, each dated January 1, 2007. This Statement of Additional Information is incorporated in its entirety into those Prospectuses. A copy of each Prospectus for the American Performance Funds (the "Funds") may be obtained by writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning (800) 762-7085.


     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds' Annual Report for the fiscal year ended August 31, 2006, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report may be obtained without charge by contacting the Distributor, BISYS Fund Services Limited Partnership at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
THE FUNDS ...............................................................     4
INVESTMENT OBJECTIVE AND POLICIES .......................................     4
ADDITIONAL INFORMATION ON THE FUNDS .....................................     6
   The Bond Funds .......................................................     6
   The Equity Funds .....................................................     6
ADDITIONAL INFORMATION ON FUND INSTRUMENTS ..............................     7
   Asset-Backed Securities ..............................................     7
   Bank Obligations .....................................................     7
   Calls ................................................................     8
   Foreign Investments ..................................................     9
   Futures Contracts ....................................................     9
   Investment Company Securities ........................................    10
   Mortgage-Related Securities ..........................................    10
   Municipal Securities .................................................    11
   Options ..............................................................    12
   Private Placement Investments ........................................    13
   Puts .................................................................    13
   Repurchase Agreements ................................................    13
   Reverse Repurchase Agreements ........................................    14
   Securities Lending ...................................................    14
   U.S. Government Obligations ..........................................    14
   Variable Amount and Floating Rate Notes ..............................    14
   When-Issued Securities ...............................................    15
   Zero Coupon Obligations ..............................................    15
TEMPORARY DEFENSIVE POSITIONS ...........................................    15
INVESTMENT RESTRICTIONS .................................................    15
PORTFOLIO TURNOVER ......................................................    17
ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS .........................    18
   Taxation of the Funds ................................................    18
   Distributions ........................................................    19
   Exempt-Interest Dividends ............................................    20
   Selling Shares .......................................................    21
   Hedging Transactions .................................................    22
   Foreign Investments, Foreign Currency-Denominated Securities and
      Related Hedging Transactions ......................................    22
   Discount Securities ..................................................    23
   Backup Withholding ...................................................    23
   Tax Shelter Reporting Regulations ....................................    23
   Shares Purchased Through Tax-Qualified Plans .........................    24
   Non-U.S. Shareholders ................................................    24
   Additional Information ...............................................    24
VALUATION ...............................................................    25
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ..........................    26
MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS ...........................    27
   Trustees and Officers ................................................    27
   Code of Ethics .......................................................    30
   Market Timing Policies and Procedures ................................    30
   Disclosure of Portfolio Holdings .....................................    30
   Proxy Voting Policies and Procedures .................................    31
   Investment Adviser ...................................................    37
   Portfolio Managers ...................................................    38
   Distribution .........................................................    40
   Shareholder Servicing Plan ...........................................    41
   Glass-Steagall Act ...................................................    42
   Portfolio Transactions ...............................................    42
   Allocation of Initial Public Offerings ...............................    43
   Administrator ........................................................    43
   Sub-Administrator ....................................................    44
   Distributor ..........................................................    45
   Custodian, Transfer Agent, and Fund Accountant .......................    46
   Legal and Regulatory Matters .........................................    46
   Independent Registered Public Accounting Firm ........................    46
   Legal Counsel ........................................................    46
ADDITIONAL INFORMATION ..................................................    46
DESCRIPTION OF SHARES ...................................................    46
SHAREHOLDER AND TRUSTEE LIABILITY .......................................    47
MISCELLANEOUS ...........................................................    47

FINANCIAL STATEMENTS ....................................................    51
APPENDIX ................................................................    51

                                    THE FUNDS

     The American Performance Funds (the "Funds") is a diversified open-end management investment company. The Funds presently consist of ten series of units of beneficial interest ("Shares"), representing interests in the following portfolios:

     American Performance U.S. Treasury Fund (the "U.S. Treasury Fund"), American Performance Cash Management Fund (the "Cash Management Fund"), American Performance Tax-Free Money Market Fund (the "Tax-Free Money Market Fund") (formerly the American Performance Institutional Tax-Free Money Market Fund), American Performance Bond Fund (the "Bond Fund"), American Performance Intermediate Bond Fund (the "Intermediate Bond Fund"), American Performance Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond Fund"), American Performance Short-Term Income Fund (the "Short-Term Income Fund"), American Performance U.S. Tax-Efficient Large Cap Equity Fund (the "U.S. Tax-Efficient Large Cap Equity Fund"), American Performance U.S. Tax-Efficient Small Cap Equity Fund (the "U.S. Tax-Efficient Small Cap Equity Fund"), and American Performance Balanced Fund (the "Balanced Fund").

     This Statement of Additional Information ("SAI") relates to all the Funds listed above except for the U.S. Treasury Fund, the Cash Management Fund, and the Tax-Free Money Market Fund for which there is a separate SAI also dated January 1, 2007. With respect to the Funds described in this SAI, the Trust offers both No-Load Investor Class ("Investor Class") and Institutional Class Shares for the Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, the Intermediate Tax-Free Bond Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund. The Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, and the Short-Term Income Fund are sometimes referred to as the "Bond Funds," and the U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund, and the Balanced Fund are sometimes referred to as the "Equity Funds." The information contained in this document expands upon subjects discussed in the Prospectuses for the Funds. An investment in a Fund should not be made without first reading that Fund's Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

     The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

     The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of a majority of the outstanding Shares of the respective Fund. There can be no assurance that the investment objective of each Fund will be achieved.

BOND FUND

The investment objective of the Bond Fund is to maximize total return by investing primarily in an actively managed, diversified portfolio of short, intermediate and long term bonds and other fixed income securities.

INTERMEDIATE BOND FUND

The investment objective of the Intermediate Bond Fund is to seek current income, consistent with the preservation of capital, by investing primarily in a diversified portfolio of intermediate bonds and other fixed income securities.

INTERMEDIATE TAX-FREE BOND FUND

The investment objective of the Intermediate Tax-Free Bond Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes by investing primarily in a diversified portfolio of intermediate term bonds and other fixed income securities.

SHORT-TERM INCOME FUND

The investment objective of the Short-Term Income Fund is to seek current income, consistent with preservation of capital, by investing primarily in a diversified portfolio of short-term bonds and other fixed income securities.

U.S. TAX-EFFICIENT LARGE CAP EQUITY FUND

The investment objective of the U.S. Tax-Efficient Large Cap Equity Fund is to seek growth of capital and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

U.S. TAX-EFFICIENT SMALL CAP EQUITY FUND

The investment objective of the U.S. Tax-Efficient Small Cap Equity Fund is to seek long-term capital appreciation by investing in U.S. small cap common stocks.

BALANCED FUND

The investment objective of the Balanced Fund is to seek current income and, secondarily, long-term capital growth by investing primarily in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

                       ADDITIONAL INFORMATION ON THE FUNDS

THE BOND FUNDS


     The Bond Fund, the Intermediate Bond Fund, and the Short-Term Income Fund will invest in debt securities only if they carry a rating within the four highest ratings categories assigned by a nationally recognized statistical ratings organization ("NRSRO") at the time of purchase (e.g., at least Baa from Moody's Investors Service, Inc. ("Moody's") or BBB from Standard & Poor's Corporation ("S&P") (including all sub-classifications indicated by modifiers of such ratings)) or, if unrated, are deemed by AXIA Investment Management, Inc. ("AXIA Investment Management" or "Adviser") (formerly BOk Investment Advisers, Inc.) under guidelines established by the Funds' Board of Trustees to present attractive opportunities and to be of comparable quality to the securities so rated. See "Appendix" for an explanation of these ratings.


     The Bond Fund and the Intermediate Bond Fund, under normal market conditions, will each invest at least 80% of the value of their net assets in bonds.


     Under normal market conditions at least 80% of the assets of the Intermediate Tax-Free Bond Fund will be invested in a diversified portfolio of obligations (such as bonds, notes, and debentures) issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, the interest on which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Municipal Securities"). For purposes of the above-stated policy, "assets" means net assets plus any borrowings for investment purposes. The Fund invests in Municipal Securities which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., "SP-1" by S&P or "MIG-1" by Moody's); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., "A-1" or higher by S&P or "Prime-1" by Moody's); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., "VMIG-1" by Moody's). This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Intermediate Tax-Free Bond Fund.


     Bonds, notes, and debentures in which the Bond Funds may invest may differ in interest rates, maturities and times of issuance. The market value of the Bond Funds' debt securities will change in response to interest rate changes and other factors. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized. During periods of falling interest rates, the value of outstanding debt securities generally rise. Conversely, during periods of rising interest rates, the value of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater fluctuations as a result of changes in interest rates. Conversely, securities with shorter maturities generally have less price movement than securities of comparable quality with longer maturities. Changes by NRSROs in the rating of any debt security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Bond Fund's portfolio securities generally will not affect cash income derived from these securities but will affect a Bond Fund's net asset value.

THE EQUITY FUNDS

     Under normal market conditions, the U.S. Tax-Efficient Large Cap Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund will invest at least 80% of the value of their respective net assets in common stocks and securities convertible into common stocks. The U.S. Tax-Efficient Large Cap Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund may also invest up to 20% of their respective net assets in preferred stocks, corporate bonds, notes, warrants, and cash equivalents. Corporate bonds will be rated at the time of purchase within the three highest ratings categories assigned by an NRSRO (e.g., at least "A" by Moody's or S&P) or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.


     Under normal market conditions, the Balanced Fund will invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, convertible preferred stocks and convertible debt instruments. The Balanced Fund's equity investments will be in companies believed by its Adviser to be undervalued. The Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The average dollar-weighted portfolio maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 3 year and 12 years under normal market conditions. While securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater market fluctuations as a result of changes in interest rates. The Balanced Fund's debt securities will consist of high grade securities, which are those securities rated within the four highest ratings categories assigned by an NRSRO at the time of purchase (e.g., at least "Baa" from Moody's or BBB from S&P) or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

     It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income securities. For this purpose, fixed-income securities include debt securities, mortgage-related securities, nonconvertible preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

     Certain debt securities such as, but not limited to, mortgage backed securities and CMOs, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. The Adviser determines the "effective maturity" of the securities based on the expected payment date (which is earlier than the stated maturity dates of the securities). For purposes of calculating the Balanced Fund's weighted average portfolio maturity, the effective maturity of such securities, as determined by the Adviser, will be used.

     CONCENTRATION POLICY


     The Funds do not concentrate in any particular industry. For purposes of determining concentration, the Funds do not consider investment companies to constitute an "industry." Rather, the Funds will "look through" investments in investment companies to the underlying securities held by such investment companies when determining fund exposure to a particular industry.


                   ADDITIONAL INFORMATION ON FUND INSTRUMENTS

     ASSET-BACKED SECURITIES


     The Bond Fund, the Intermediate Bond Fund, the Balanced Fund and the Short-Term Income Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. These Funds will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO (e.g., at least "A" by S&P or Moody's). Asset-backed securities are generally considered to be illiquid.


     BANK OBLIGATIONS

     The Bond Funds and the Equity Funds may invest in obligations of the banking industry such as bankers' acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.

     Bankers' acceptances: Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers' acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

     Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of U.S and foreign commercial banks and their domestic and foreign branches. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

     In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.

     Commercial paper: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return.

     The Funds may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.

     The Bond, Intermediate Bond, and Short-Term Income Funds will only purchase commercial paper rated at the time of purchase within the highest ratings categories assigned by an NRSRO (e.g., A-1 by S&P, Prime-1 by Moody's or F- 1 by Fitch Investors Service) or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

     CALLS

     The Bond Funds and the Equity Funds may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. Such options must be listed on a national securities exchange. The purpose of each Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option.

     A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Bond Funds and the Equity Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Fund's net assets. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized.

     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Bond Funds and the Equity Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its net assets.

     The premium received is the fair market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed, or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

     Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

     A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     FOREIGN INVESTMENTS

     The Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, and the Equity Funds may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to a Fund's foreign investments.

     Each Equity Fund may also invest in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian commercial paper, and in Europaper (U.S. dollar-denominated commercial paper of a foreign issuer).

     The Bond, Intermediate Bond, and Short-Term Income Funds may also invest in Canadian, Supra-national, and World Bank Bonds, Eurodollars, and similar instruments. Investment in foreign securities is subject to special risks, such as future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions.

     FUTURES CONTRACTS

     The Bond Funds and the Equity Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

     When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

     The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

     Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

     Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Bond Fund's or an Equity Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Bond Fund's or an Equity Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Bond Funds' or Equity Funds' qualification as a regulated investment company ("RIC").

     INVESTMENT COMPANY SECURITIES

     The Bond Funds and the Equity Funds may invest in shares of other investment companies, including the American Performance Money Market Funds. The Funds may invest up to 5% of their respective total assets in the securities of any one investment company, but may not own more than 3% of the securities of any investment company or invest more than 10% of their respective total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees.


     Pursuant to new exemptive rules under the 1940 Act recently adopted by the Securities and Exchange Commission (the "SEC") and effective as of July 31, 2006, the Bond Funds and the Equity Funds, may invest in shares of the affiliated or unaffiliated money market funds to the extent permitted by their respective investment strategies.


     Certain of the Funds may invest in iShares(R)*, an exchange-traded fund, in excess of the statutory limitations stated above in reliance on an exemptive order dated April 15, 2003, issued to iShares,(R) Inc. and iShares(R) Trust.

----------
* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

     MORTGAGE-RELATED SECURITIES

     The Bond Funds and the Equity Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund, and the Intermediate Tax-Free Bond Fund will each limit its total investment in such securities to 5% or less of net assets.

     Mortgage-related securities, for purposes of the Funds' Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The Balanced Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

     MUNICIPAL SECURITIES

     As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in Municipal Securities, the income from which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. As a matter of non-fundamental policy, the Intermediate Tax-Free Bond Fund will normally invest at least 80% of its assets in municipal securities which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. For purposes of the above-stated policy, "assets" means net assets plus any borrowings for investment purposes. The Bond Fund, the Intermediate Bond Fund and the Short-Term Income Fund, under normal market conditions, may invest in Municipal Securities the income from which is not exempt from federal income taxes. Municipal Securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Intermediate Tax-Free Bond Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Intermediate Tax-Free Bond Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Intermediate Tax-Free Bond Fund may also purchase tax-exempt commercial paper. While the issuing state or local housing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of Municipal Securities which may be held by the Intermediate Tax-Free Bond Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Intermediate Tax-Free Bond Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     The Intermediate Tax-Free Bond Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.


     The Intermediate Tax-Free Bond Fund invests in Municipal Securities which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO, in the case of bonds (e.g. at least Baa by Moody's or BBB by S &
P); rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., "SP-1" by S&P or "MIG-1" by Moody's); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., "A-1" or higher by S&P or "Prime-1" by Moody's); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., "VMIG-1" by Moody's). The Intermediate Tax-Free Bond Fund may also purchase Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Funds' Board of Trustees. The applicable Municipal Securities ratings are described in the Appendix.


     There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Intermediate Tax-Free Bond Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

     Although the Intermediate Tax-Free Bond Fund may invest more than 25% of its net assets in (i) Municipal Securities whose issuers are in the same state
(ii) Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not presently intend to do so on a regular basis. To the extent the Intermediate Tax-Free Bond Fund's assets are concentrated in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Intermediate Tax-Free Bond Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

     The Intermediate Tax-Free Bond Fund may invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods.

     An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

     OPTIONS

     The Bond Funds and the Equity Funds may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the foregoing Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

     The Bond Funds and the Equity Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.

     Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. Each of the Bond Funds and Equity Funds will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.

     PRIVATE PLACEMENT INVESTMENTS


     The Bond Funds and the Equity Funds may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Section 4(2) paper may also be resold to the issuer or certain broker-dealers. The Bond Funds and the Equity Funds will not invest more than 15% of their net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid.


     Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Fund's liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.

     PUTS

     The Bond Funds and the Equity Funds may acquire "puts" with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price.

     The amount payable to a Fund upon its exercise of a "put" on debt securities is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

     Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security's market value.

     Each Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

     REPURCHASE AGREEMENTS

     Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund's securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund's Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

     REVERSE REPURCHASE AGREEMENTS

     Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

     SECURITIES LENDING

     Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash, U.S. government securities, or other high quality debt instruments. This collateral must be valued daily by the Fund's Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Funds' Board of Trustees. Each Fund will limit securities loans to 331/3% of the value of its total assets.

     U.S. GOVERNMENT OBLIGATIONS

     The Bond Funds and Equity Funds may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

     VARIABLE AMOUNT AND FLOATING RATE NOTES

     Commercial paper eligible for investment by the Bond Funds and the Equity Funds may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

     Municipal Securities purchased by the Intermediate Tax-Free Bond Fund may include rated and unrated variable and floating rate tax-exempt notes. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Intermediate Tax-Free Bond Fund will approximate their par value.

     Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.

     WHEN-ISSUED SECURITIES

     Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery at an unknown or unspecified settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, a Fund's liquidity and the ability of the Adviser to manage it might be severely affected. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     ZERO COUPON OBLIGATIONS

     The Bond, the Intermediate Bond, and the Short-Term Income Funds may hold zero-coupon obligations issued by the U.S. Treasury and U.S. government agencies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation's duration, is considered advantageous.

     Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

                          TEMPORARY DEFENSIVE POSITIONS

     During temporary defensive periods as determined by the Adviser, the Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, and the Equity Funds may hold up to 100% of its respective total assets in cash equivalents. The Intermediate Tax-Free Bond Fund may invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods.

                             INVESTMENT RESTRICTIONS

     Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund.

     None of the Funds may:

     1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account, except, in the case of the Intermediate Tax-Free Bond Fund, for use of short-term credit necessary for clearance of purchases of portfolio securities.

     2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

     3. Purchase or sell commodities or commodity contracts, except that each of the Bond Funds and the Equity Funds may invest in futures contracts if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of the Fund's total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund's total assets.

     4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Bond Funds and the Equity Funds in marketable securities of companies engaged in such activities are not hereby precluded).

     5. Invest in any issuer for purposes of exercising control or management.

     6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

     7. Invest more than 5% of a Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

     8. Purchase or sell real estate, including limited partnership interests, (however, each Bond Fund and Equity Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

     9. Except with respect to the U.S. Tax-Efficient Small Cap Equity Fund, for as long as Shares of a Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of a Fund's total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. As of the date of this SAI, the State of Arkansas did not require this restriction.

     The Intermediate Tax-Free Bond Fund may not:

     1. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

     2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Intermediate Tax-Free Bond Fund's assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and Investment Restriction Number 3 below, a put will be considered to be from the party to whom the Intermediate Tax-Free Bond Fund will look for payment of the exercise price.

     3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Intermediate Tax-Free Bond Fund's assets.

     The Bond Funds and the Equity Funds may not:

     1. Purchase a security if, as a result, with respect to 75% of its portfolio (i) more than 5% of the value of its total assets would be invested in any one issuer, or (ii) it would hold more than 10% of any class of securities of such issuer. There is no limit on the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. For purposes of this and the immediately following limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

     2. Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;
(c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to the Bond Funds, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

     3. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of each Fund's total assets at the time of its borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

     4. Make loans, except that each Fund may, in accordance with its investment objectives and policies, purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements.

     5. Enter into a repurchase agreement with a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 10% of such Fund's net assets.

     If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

NON-FUNDAMENTAL POLICIES REQUIRING SHAREHOLDER NOTICE

     The following policies are non-fundamental but require a notice to shareholders at least 60 days prior any change of such policies:

     1. American Performance Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

     2. American Performance Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years.

     3. American Performance Intermediate Tax-Free Bond, under normal circumstances, invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years.

     4. American Performance Short-Term Income Fund, under normal circumstances, invests at least 80% of its assets in short-term obligations and maintains the dollar-weighted average maturity of its portfolio of three years or less.

     5. American Performance U.S. Tax-Efficient Large Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large U.S. companies.

     6. American Performance U.S. Tax-Efficient Small Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of U.S. companies with small market capitalizations.

     Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in this Statement of Additional Information or in the Fund's Prospectus) will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

     For the non-fundamental policies requiring shareholder notice listed above, the 80% investment requirement will be based on net assets plus any borrowings for investment purposes.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to a Fund and may result in additional tax consequences (including an increase in short-term capital gains which are generally taxed to individual Shareholders at ordinary income tax rates) to a Fund's Shareholders.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS

TAXATION OF THE FUNDS

     It is the policy of each Fund to qualify each year for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.


     In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (b) each taxable year distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or
(y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan participation as an issuer for the purposes of meeting the diversification requirement described above.


     In general, for purposes of the 90% gross income requirement described in
(a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in
(a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.

     The Funds each expect to qualify to be taxed as a "regulated investment company" and to be relieved of all or substantially all federal income taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

DISTRIBUTIONS

     Each Fund will distribute at least annually any net investment income and net realized capital gains. Distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Distributions of a Fund's net capital gain, if any, from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gains dividends ("Capital Gain Dividends"), will be taxable as long-term capital gains regardless of how long a shareholder has held Fund Shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions of long-term capital gains will generally be subject to a 15% tax rate in the hands of shareholders who are individuals, with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011, and will not be eligible for the dividends received deduction. Distributions from capital gains are generally made after applying any capital loss carryover. Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares.

     Dividends and distributions on a Fund's Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.


     If a Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund's current and accumulated "earnings and profits" (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income). Such excess distribution will generally be taxable in the hands of shareholders as ordinary income. Distributions in excess of earnings and profits will be treated as a return of capital to the extent of a shareholder's tax basis in Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.


     For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level (as described below). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The Bond Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.

     In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's Shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

     Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.


     If a Fund invests in underlying funds, a portion of its distributable income and gains, if any, will normally consist entirely of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction would be. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.



     Each Fund's participation in repurchase agreements and loans of securities may effect the amount, timing, and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. The Funds expect to use such substitute payments (if any) to satisfy a Fund's expenses, and therefore expect that their receipt of substitute payments (if any) will not adversely affect the percentage of distributions qualifying as qualified dividend income. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders. As noted above, the Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.


EXEMPT-INTEREST DIVIDENDS

     The policy of the Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all the Fund's tax-exempt interest income net of certain deductions. The Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a Capital Gain Dividend) paid by the Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year.


     The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. The percentage is applied uniformly to all distributions made during the year. Thus, the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution. Accordingly, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


     Generally, distributions that a Fund properly designates as exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes (for both individual and corporate shareholders) and for state and local tax purposes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. Additionally, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users. A "substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners, and an S corporation and its shareholders.

     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares.


     If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.


     In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisers to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

     Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

SELLING SHARES

     Shareholders who sell, exchange or redeem Fund Shares may recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains or
(ii) for taxable years beginning before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends) in the hands of shareholders who are individuals, with lower rates applicable to shareholders in the 10% and 15% tax brackets.

     If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend. In addition, any loss upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions (including Capital Gain Dividends) received (or deemed received) with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

     All or a portion of any loss realized on the sale or exchange of Shares will be disallowed to the extent that a shareholder replaces the disposed of Shares with other Shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a shareholder's basis in the replacement Shares will be adjusted to reflect the disallowed loss.

     Depending on a Fund's percentage ownership in an underlying fund both before and after a redemption of underlying fund shares, the Fund's redemption of shares of such underlying fund may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. This would be the case where the Fund holds a significant interest in an underlying fund and redeems only a small portion of such interest.

HEDGING TRANSACTIONS


     A Fund's transactions in options, futures contracts, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.


     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the Shares, and
(iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.


FOREIGN INVESTMENT, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.


     If a Fund invests in foreign securities, dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them. In such a case, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes.

     A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, such shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date may be entitled to claim a foreign tax credit for their share of these taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

     Under current law, a fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by underlying funds. In general, a fund may elect to pass through to its shareholders foreign income taxes it pays only in the case where it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold.

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


     Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on distributions received from such a company or on the proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund." Such elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. A Fund that invests in passive foreign investment companies by virtue of the Fund's investments, if any, in other investment companies may not make such elections; rather, the underlying investment companies directly investing in passive foreign investment companies would decide whether to make such elections.



     A "passive foreign investment company" is any foreign corporation: (i) 75% percent or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50% percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. Dividends paid by passive foreign investment companies will not be eligible to be treated as "qualified dividend income."


DISCOUNT SECURITIES

     A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

BACKUP WITHHOLDING

     A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and proceeds of Share sales, exchanges or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not a United States person and is subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

     Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

     In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisers in this regard.

TAX SHELTER REPORTING REGULATIONS

     Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

     Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of Shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

NON-U.S. SHAREHOLDERS

     Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends and exempt-interest dividends, paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

     The fact that a Fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the Fund's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund's qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund's net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

     If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

ADDITIONAL INFORMATION

     The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

     No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

                                    VALUATION

     Valuation of the Equity Funds and Bond Funds

     Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent pricing service approved by the Board of Trustees. The following is an overview of how securities will be valued in the Equity Funds and Bond Funds:

- Domestic Equity Securities. Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded. If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

- Foreign Equity Securities. In the absence of a "Significant Event," foreign equity securities will be priced in the foreign currency at the closing price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day, a security will be valued at the latest available bid price on the exchange where the security is principally traded. Prices of foreign securities shall be converted into U.S. dollar equivalents using the daily rate of exchange as supplied by a Board Approved National Pricing Service as of London 4:00 GMT. A "Significant Event" is one that occurred prior to valuation time, is not reflected in the most recent market price of a company, and materially affects the value of a company and, thus, its stock and debt security prices.

- Fixed Income Securities. Fixed income securities generally will be valued using matrix pricing as determined by a Board approved independent pricing service. Short term fixed income securities are valued at amortized cost, which approximates current value. Special valuation procedures (see below) apply with respect to "odd-lot" securities.

- Mutual Funds. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available closing price.

- Repurchase Agreements. Repurchase agreements will be valued at original cost.

     Other securities and assets for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Fund's pricing committee under the supervision of the Board of Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees.

     Notwithstanding the above, securities transferred in transactions subject to Rule 17a-7 under the 1940 Act shall be priced pursuant to Rule 17a-7 and any currently effective procedures adopted by the Board of Trustees under that Rule.

     Odd Lot Securities. The following methodology will be used for fixed income positions which, due to their small size, may receive prices by automated pricing services which reflect a large block trade and not what actually could be obtained for the small bond position:

     1. For each position at or below $25,000 par value, Fund Accounting will compare the actual purchase price of that position with the next days price received from the pricing service.

     2. Positions for which the next day's price is 2% or greater than the purchase price (a "next day price jump") will be subject to the application of an ongoing discount equal to that next day price jump.

     3. Within 10 business days of each fiscal quarter end, broker quotes will be ascertained for each position currently subject to the above described pricing methodology.

     4. The broker quotes will be used to calculate a revised discount which will then be applied to each position from that point forward. If by virtue of a broker quote, a position's discount is revised below 2% then that position will no longer be subject to discount and will be valued in the same manner as other fixed income securities.

     The American Performance Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

     The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Funds' Board of Trustees at least annually.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares in each Fund are sold on a continuous basis by BISYS Fund Services Limited Partnership ("BISYS LP" or the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Funds' Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser and its affiliates.

     The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

     Regarding Shares purchased through a Participating Organization, the entity through which you are purchasing, selling or exchanging your shares is responsible for transmitting orders to the Funds, and it may have an earlier cutoff time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include minimum investment requirements, exchange policies, cutoff time for investments, and redemption fees.

                  MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS

     TRUSTEES AND OFFICERS

     The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Funds' officers.

     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

     INDEPENDENT TRUSTEES


                                                                                                     (5)
                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                 (3)                                                IN FUND
                                               TERM OF                                              COMPLEX             (6)
                              (2)             OFFICE AND                     (4)                   OVERSEEN            OTHER
        (1)            POSITION(S) HELD       LENGTH OF            PRINCIPAL OCCUPATION(S)            BY           DIRECTORSHIPS
    NAME AND AGE        WITH THE FUNDS       TIME SERVED           DURING THE PAST 5 YEARS          TRUSTEE      HELD BY TRUSTEE*
    ------------     --------------------  ---------------  ------------------------------------  ----------  ----------------------
Michael J. Hall      Trustee,              Indefinite,      From March 2005 to Present,               10      Matrix Service
Age: 62              Chairman              8/90- Present    President and CEO, Matrix Service                 Company; Integrated
DOB: 5/24/1944                             (Chairman,       Company; from May 2004 to present,                Electrical Services,
                                           7/05 - Present)  Advisory Director, UMB - Oklahoma                 Inc.
                                                            region; from September 1998 to May                (electrical
                                                            2004, Vice President Finance and                  contractor)
                                                            Chief Financial Officer and
                                                            Director, Matrix Service Company
                                                            (maintenance and construction
                                                            services).

Edgar Hendrix        Trustee               Indefinite,      From June 2006 to present, Chairman       10      Matrix Service Company
Age: 62                                    7/90-Present     and CEO, Red River Energy, Inc.;
DOB: 7/24/1944                                              from January 2005 to June 2006,
                                                            President of Spectrum Energy
                                                            Resources, LLC; from November 2002
                                                            to December 2004, Executive Vice
                                                            President and Chief Financial
                                                            Officer, Loudfire, Inc. (software
                                                            technology), from November 2000 to
                                                            present, Director, Matrix Service
                                                            Company (maintenance and
                                                            construction services); from July
                                                            2000 to October 2002, Executive V.P.
                                                            and Chief Financial Officer,
                                                            Spectrum Field Services (natural gas
                                                            services), Inc.

D'Ray Moore          Trustee               Indefinite,      Retired; prior to November 2001,          10      N/A
Age: 47                                    10/04- Present   Vice President of Client Services,
DOB: 3/20/1959                                              BISYS LP.


----------
* Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.

                                    OFFICERS

                                                                                                     (5)
                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                 (3)                                                IN FUND
                                               TERM OF                                              COMPLEX             (6)
                              (2)             OFFICE AND                     (4)                   OVERSEEN            OTHER
        (1)            POSITION(S) HELD       LENGTH OF            PRINCIPAL OCCUPATION(S)            BY           DIRECTORSHIPS
    NAME AND AGE        WITH THE FUNDS       TIME SERVED           DURING THE PAST 5 YEARS          TRUSTEE      HELD BY TRUSTEE*
    ------------     --------------------  ---------------  ------------------------------------  ----------  ----------------------
Trent Statczar       Treasurer             Indefinite,      From June 1993 to present, employee   N/A         N/A
Age: 35                                    4/02 - Present   of BISYS Fund Services, Inc.
DOB: 8/31/1971

Jennifer J. Hankins  President, Assistant  Indefinite,      From September 1998 to present,       N/A         N/A
Age: 39              Secretary             7/05 - Present   employee of BISYS Fund Services,
DOB: 2/9/1967                                               Inc.

George Stevens       Chief Compliance      9/04 - Present   From September 1996 to present, Vice  N/A         N/A
Age: 55              Officer, Anti- Money  (Anti-Money      President of BISYS LP.
DOB: 2/10/1951       Laundering Officer    Laundering
                     and Disaster          Officer: 1/05 -
                     Recovery Plan         Present)
                     Business Operations
                     Manager

Kerry Reilly         Secretary             Indefinite;      From January 2006 to present,         N/A         N/A
Age: 41                                    4/06 - Present   employee of BISYS Fund Services,
DOB: 7/31/1965                                              Inc.; from June 2004 to May 2005,
                                                            employee of CitiStreet LLC: from
                                                            June 1987 to October 2001, employee
                                                            of Fidelity Investments.

* Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:


                      POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
        NAME                       UNDERWRITERS OF THE FUNDS
        ----          ---------------------------------------------------
Trent Statczar        BISYS LP, Vice President, Financial Services
Jennifer J. Hankins   BISYS LP, Vice President, Client Services
George Stevens        BISYS LP, Vice President
Kerry Reilly          BISYS LP, Assistant Counsel


COMMITTEES OF THE BOARD OF TRUSTEES

     Audit Committee


     The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent registered public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent registered public accountants and the full Board of Trustees. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. For the fiscal year ended August 31, 2006, there were two meetings of the Audit Committee.



     Nominations Committee



     The purpose of the Nominations Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the American

Performance Funds. For the fiscal year ended August 31, 2006, the Nominations Committee did not meet.


SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2005:


                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN ALL REGISTERED
                                                                            INVESTMENT COMPANIES OVERSEEN BY
                                                                             TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS                   COMPANIES
---------------    ------------------------------------------------------   --------------------------------
Michael J. Hall    U.S. Tax-Efficient Large Cap Equity Fund: $1 - $10,000             $1 - $10,000
I. Edgar Hendrix   Cash Management Fund: $1 - $10,000                                 $1 - $10,000
Walter B. Grimm*   Bond Fund: $50,001 - $100,000                                   $50,001 - $100,000
D'Ray Moore        Bond Fund: $1 - $10,000
                   Intermediate Bond Fund: $1 - $10,000                               $1 - $10,000



----------
* Mr. Grimm retired as a trustee of the American Performance Funds on November 15, 2006.


For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2005:

                   NAME OF OWNERS
                         AND
                    RELATIONSHIPS             TITLE OF    VALUE OF
NAME OF TRUSTEE      TO TRUSTEE     COMPANY     CLASS    SECURITIES   PERCENT OF CLASS
---------------    --------------   -------   --------   ----------   ----------------
Michael J. Hall          N/A          N/A        N/A         N/A             N/A
I. Edgar Hendrix         N/A          N/A        N/A         N/A             N/A
D'Ray Moore              N/A          N/A        N/A         N/A             N/A

     As of December 1, 2006, the Officers and Trustees owned less than 1% of any class of any Fund.

     The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from each Fund for acting as Administrator and may receive additional income under the Distribution Plan of the Funds.

TRUSTEES COMPENSATION


                             AGGREGATE COMPENSATION FROM THE       TOTAL COMPENSATION FROM FUNDS
                            FUNDS FOR THE FISCAL YEAR ENDING   PAID TO TRUSTEES FOR THE FISCAL YEAR
NAME OF PERSON, POSITION            AUGUST 31, 2006                   ENDING AUGUST 31, 2006
------------------------    --------------------------------   ------------------------------------
Michael J. Hall, Trustee                 $30,875                             $30,875
I. Edgar Hendrix, Trustee                $26,000                             $26,000
Walter B. Grimm, Trustee*                $19,500                             $19,500
D'Ray Moore, Trustee                     $26,000                             $26,000



----------
* Mr. Grimm retired as a trustee of the American Performance Funds on November 15, 2006.

CODE OF ETHICS

     Each Fund, AXIA Investment Management, Inc., and BISYS LP have adopted codes of ethics ("Codes") under Rule 17j-1 of the 1940 Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

MARKET TIMING POLICIES AND PROCEDURES


     Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures for the Equity and Bond Funds. Exchanges between Funds are limited to twelve in any twelve month period, with no more than three in any calendar quarter. We reserve the right to close any account in which we have identified a pattern of excessive or abusive trading.


     We do not have in place any arrangements to permit any person to engage in frequent trading in the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

     Information regarding portfolio holdings may be made available to third parties in the following circumstances:

     - Through disclosure in a Fund's latest annual or semi-annual report or Form N-Q;

     - In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old; or


     - When a Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement which prohibits both disclosure of portfolio holdings to third parties and trading based on such information. Such disclosure shall be authorized by the Funds' President or Treasurer and shall be reported annually to the Board.



     In addition, the Adviser will post portfolio holdings information for the American Performance Funds (except the Money Market Funds) on the Funds' website at www.apfunds.com. The website will contain each Fund's (except the Money Market Funds) complete schedule of portfolio holdings as of the last day of the most recent month end. The Adviser will post this information approximately sixteen days after a month's end, and such information will remain accessible on the website until the information is filed with the SEC as part of the Trust's Form N-CSR or Form N-Q, as applicable.



     Except as disclosed above, it is the policy of the Funds to not disclose material information about their portfolio holdings, trading strategies implemented or to be implemented, or pending transactions to other third parties. The Funds' service providers are prohibited from disclosing to other third parties material information about the Funds' portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. However, the Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. The Funds' fund accountants, administrators, investment advisers and custodians are provided with portfolio holdings information on a daily basis. The Fund's independent public accountants and attorneys are provided with portfolio holdings information as issues may arise. In addition, portfolio holding information may be disclosed to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) on an as-needed basis.



     Other than the service provider arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. The Fund's policies prohibit the receipt of compensation for the disclosure of portfolio holdings. Any violation of the Funds' policies with respect to the disclosure of portfolio holdings is reported to the Board on a quarterly basis.

PROXY VOTING POLICIES AND PROCEDURES

                           AMERICAN PERFORMANCE FUNDS

                               Proxy Voting Policy

     It is the policy of the Board of Trustees (the "Board") of American Performance Funds (the "Funds") to delegate the responsibility for voting proxies relating to portfolio securities to The Funds' adviser (the "Adviser") as a part of the Adviser's general management of the portfolio, subject to the Board's continuing oversight. As the Adviser and BISYS LP, the Funds' principal underwriter, are not affiliates, the delegation of authority to vote proxies relating to portfolio securities to the Adviser eliminates the potential for conflicts of interest between BISYS LP and the Funds' shareholders from the proxy voting process. The following are the procedures adopted by the Board for the administration of this policy:

Fiduciary Duty

     The right to vote a proxy with respect to portfolio securities held in portfolios of the Funds is an asset of the Funds. Based on its initial review of the proxy voting policy of the Adviser and the procedures and guidelines thereunder, the Board is satisfied that the Adviser acknowledges that it acts as a fiduciary of the Funds and has formally committed to policies and procedures designed to ensure that it will vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

Review of Policies & Procedures

     The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

Voting Record Reporting

     The Adviser must include in its Board presentation materials once each year a record of each proxy voted with respect to portfolio securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser must submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Revocation

     The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Information Regarding Proxy Votes

     You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by contacting us by telephone at 1-800-762-7085 or in writing at American Performance Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

AXIA Investment Management, Inc. Policy and Procedures Manual

Section: General Policy No. 1.8

Effective Date: April 2003

PROXY VOTING POLICY

General Provisions

     It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.

     Proxies are voted in the best interests of the client accounts. The determination of the interest of a client account in a proposal presented by proxy is the effect, if any, the proposal could have on the current or future value of the investment.

     Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

     If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to advise in the voting of a proxy.

Conflicts of Interest

     Proxy solicitations that might involve a conflict of interest between the Firm and its client accounts will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm's commitment to vote proxies in the best interest of client accounts, how the proxy will be handled.

Disclosure

     The Firm shall disclose to each client how they may obtain information about how the Firm voted with respect to their securities; and shall provide each client a description of the Firm's proxy voting policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client.

Recordkeeping

     The Firm will retain records relating to the voting of proxies, including:

     - A copy of policies, procedures or guidelines relating to the voting of proxies.

     - A copy of each proxy statement that the Firm receives regarding client securities. The Firm may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Firm has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

     - A record of each vote cast by the Firm on behalf of a client. The Firm may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

     - A copy of any document created by the Firm that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

     - A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request for information on how the adviser voted proxies on behalf of the requesting client.

     These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.

                        AXIA INVESTMENT MANAGEMENT, INC.

                             PROXY VOTING PROCEDURES

     The Firm's Policy & Procedures Manual regarding proxy voting provides:

     Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

     These procedures are adopted by the Investment Policy Committee (the "Committee") pursuant to the policy cited above.

1. Evaluation and Voting

     The President of the Firm may designate one or more employees of the Firm (the "designated employee") to review each proxy received by the Firm which the Firm has the responsibility to vote. The designated employee will review the issues presented by the proxy and, where it is appropriate to do so will vote the proxy in accordance with the proxy voting guidelines.

     If the proxy presents issues not addressed in the proxy voting guidelines or the designated employee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the designated employee will prepare a memorandum with respect to the proxy setting out:

     -    the issue presented;

     - the interests of the Firm or of affiliates of the Firm, if any, in the issue;

     -    the interest of the client accounts in the issue presented; and

     -    a recommendation for voting the proxy.

     The memorandum will include a record of all external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. The memorandum will be presented to the President who will:

     -    direct that the proxy be voted as recommended by the memorandum;

     -    return the memorandum for further consideration; or

     - in the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Committee for direction with respect to the voting of the proxy.

     It is the responsibility of the President of the Firm to ensure that proxies are voted timely and in the manner he or she directs.

Conflicts of Interest

     The Firm will maintain a list of those companies, which issue publicly traded securities and with which the Firm or its affiliates have such a relationship that proxies presented with respect to those companies may give rise to a conflict of interest between the Firm and its clients.(1)

     Proxies that are received from companies on the list will be directed to the Committee for its consideration. The Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm's commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. The Committee will direct the President to:

     - vote the proxy in accordance with voting guidelines adopted by the Firm and in force at the time the proxy was received,

     -    employ an outside service provider to direct the voting of the proxy,

     - employ an outside service provider to vote the proxy on behalf of the Firm and its clients,

     - disclose the conflict of interest to the client and obtain direction with respect to the voting of the proxy, or

     - decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

2. Delegation of Proxy Voting

     In the alternative, if it believes such an arrangement is reasonably designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Committee may recommend to the Board one or more unaffiliated service providers (the "designated providers") either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

----------
(1) As it is used in this document, the term "conflict of interest" refers to a situation in which the adviser has a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the client which compromises the Firm's freedom of judgment and action. Examples of relationships that might give rise to such an interest include:

     - Companies affiliated with directors or officers of the Firm, or immediate family members of directors or officers of the Firm or of affiliates of the Firm;

     - Companies that maintain significant business relationships with the Firm or with affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.

A conflict of interest is "material" if a reasonable person might believe that the Firm's freedom of judgment and action would be compromised or that the Firm would be persuaded to vote a proxy in such a way as to advance its own interest in the matter rather than that of its client.

3. Reporting

     The President of the Firm will submit a report to the Board of each proxy voted by the Firm since the last meeting of the Board. Where an outside service provider has been involved either to advise the Firm with respect to voting of the proxy or to vote the proxy on behalf of the Firm, the President will submit a separate report to the Board including reports, memoranda or other materials received from the outside service provider relating to the voting of proxies.

                        AXIA INVESTMENT MANAGEMENT, INC.

                             PROXY VOTING GUIDELINES

     It is the policy of the Firm that, absent definitive reasons why a proxy should not be voted; all proxies will be voted based on what is best for an account as a shareholder.

     The key element underlying any evaluation of the interest of an advisory account in an issue presented to the shareholders of the company is the effect, if any, a proposal could have on the current or future value of the investment. The following guidelines will be followed in voting proxies:

Management Proposals

     To the extent that management's proposals do not infringe on stockholder rights, the firm will support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.

     I. Standard Proposals

     The Firm will support management's proposals to:

     -    Elect or re-elect members of the board of directors

     -    Select outside auditors

     -    Set the annual meeting date and location

     -    Eliminate preemptive rights or dual classes of stock

     -    Establish dividend reinvestment plans

     -    Provide cumulative voting for directors

     -    Indemnify directors, officers and employees

     -    Change the corporate name

     II. Capitalization Proposals

     The Firm will support proposals to:

     -    Increase the authorized number common shares

     -    Adjust of par value

     -    Establish flexible schedules of preferred dividends

     -    Repurchase shares

     -    Authorize stock splits or stock dividends

     -    Establish anti-greenmail measures

     III. Non-Salary Compensation Programs

     The Firm will support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:

     -    Performance incentives

     -    Stock option plans

     -    Stock purchase or stock ownership plans

     -    Thrift/Profit Sharing plans

     However, the Firm will not support plans that:

     -    Cause excessive dilution

     -    Award options at deep discount to the market

     IV. Anti-Takeover Measures

     The Firm believes that charter and by-law amendments designed to thwart takeover attempts sometimes undermining the prospects for realizing maximum appreciation. and thus, not in the best interest of shareholders. The Firm will oppose the following anti-takeover measures:

     -    Fair pricing procedures

     -    Super majority rules

     -    Board classification

     -    Bars to written consent

     -    Incumbent-entrenchment measures

     -    Re-incorporation measures

     -    Control share measures

     V: Miscellaneous Corporate Governance Matters

     The Firm will support proposals to:

     -    Limit directors' liability

     -    Authorize indemnification agreements

     -    Meet SEC/NASD quorum requirements

     -    Reorganize as a holding company

Shareholder Proposals

     The Firm recognizes that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Firm acknowledges that economic and social considerations are often closely intertwined, the management group and elected directors are best positioned to make corporate decisions on these proposals.

     The Firm will support management's position on shareholder proposals presented by proxy.

Record Retention

     The Firm will retain records relating to the voting of proxies for five years from the end of the fiscal year during which the proxy was voted.

                        Current Proxy Voting Arrangements
                        AXIA Investment Management, Inc.

     The AXIA Investment Management, Inc. proxy voting procedures provide two alternative methods for handling proxy voting:

     - The first provides for the designation of one or more employees of the Firm to review each proxy which the Firm has the responsibility to vote and where it is appropriate to do so, to vote the proxy in accordance with the Fund's proxy voting guidelines. Where the employee determines that it is not appropriate to vote in accordance with the guidelines, a process for further consideration of the issues presented in the proxy by the President of the Firm and the Investment Policy Committee is provided.

     - The second provides that, if the Firm believes that such an arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Firm may retain an unaffiliated service provider either to advise the Finn with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote.

     After much discussion, AXIA Investment Management has retained Institutional Shareholder Services ("ISS"), an unaffiliated third party, as its agent to vote proxies relating to portfolio securities of American Performance Funds on behalf of the Firm. ISS is providing three basic services to AXIA Investment Management:

     - ISS has received the Firm's proxy voting guidelines (a copy of the current guidelines are attached);

     - ISS will vote the proxies relating to portfolio securities in accordance with the proxy voting guidelines, and

     - ISS will maintain records relating to the voting of proxies which will be used both to monitor proxy voting activity and to meet the reporting requirements of the Firm's proxy voting procedures and of the new SEC rules.

     The Firm believes that this arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and, because the process is handled by a third party not affiliated with the Firm, will avoid material conflicts between the Firm and its clients.

INVESTMENT ADVISER


     Investment advisory services are provided to each of the Funds by AXIA Investment Management, Inc. ("AXIA Investment Management" formerly BOk Investment Advisers, Inc.), pursuant to an Investment Advisory Agreement. AXIA Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. ("BOK"), which it succeeded as Investment Adviser to the Funds on May 12, 2001. AXIA Investment Management, subject to the supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. AXIA Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2006, AXIA Investment Management had approximately $5.2 billion in assets under management.


     BOK is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provides a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries.


     BOK Financial subsidiaries maintain offices in Oklahoma, Arkansas, Texas, Colorado, Kansas, Missouri, Utah and New Mexico and offer a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK Financial subsidiaries also serve as transfer agent and registrar for corporate securities, paying agent for dividends and its affiliates and interest, and indenture trustee of bond issues. At September 30, 2006, BOK Financial and its subsidiaries had approximately $10.2 billion in assets under management.


     Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, AXIA Investment Management reviews, supervises, and provides general investment advice regarding each of the Funds' investment programs. Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, AXIA Investment Management makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund's records directly relating to such purchases and sales.


     For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Adviser or (2) the average daily net assets of each such Fund as follows: the U.S. Tax-Efficient Large Cap Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund - sixty-nine one-hundredths of one percent (0.69%) annually; the Balanced Fund - seventy-four one-hundredths of one percent (0.74%) annually; the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund - fifty-five one-hundredths of one percent (0.55%) annually. (See "DISTRIBUTION" -- "Custodian and Transfer Agent.") AXIA Investment Management may periodically waive all or a portion of its fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends.

     The Funds paid AXIA Investment Management the following aggregate fees for investment advisory services for the fiscal years ended:


                                              AUGUST 31, 2006         AUGUST 31, 2005         AUGUST 31, 2004
                                           ---------------------   ---------------------   ---------------------
                                                      ADDITIONAL              ADDITIONAL              ADDITIONAL
                                                        AMOUNT                  AMOUNT                  AMOUNT
                                             PAID       WAIVED       PAID       WAIVED       PAID       WAIVED
                                           --------   ----------   --------   ----------   --------   ----------
Bond Fund                                  $131,522   $  158,870   $172,800   $   98,744   $192,005   $  109,717
Intermediate Bond Fund                     $233,172   $  280,176   $317,696   $  181,542   $332,152   $  189,802
Intermediate Tax-Free Bond Fund            $ 52,878   $   60,384   $111,810   $   63,892   $135,067   $   77,182
Short-Term Income Fund                     $293,439   $1,293,246   $     --   $1,430,171         --   $1,313,888
U.S. Tax-Efficient Large Cap Equity Fund   $ 71,183   $   41,677   $131,634   $   50,021   $239,840   $   91,140
Balanced Fund                              $348,955   $  341,573   $368,796   $  280,986   $342,251   $  260,763
U.S. Tax-Efficient Small Cap Equity Fund   $ 57,859   $   33,640   $ 23,942   $   58,659   $ 25,665   $   62,878


     The Investment Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds' Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.

     The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

     The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

     A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

     From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) a description of the adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

PORTFOLIO MANAGERS

The portfolio managers identified under "Investment Management" in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.

             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT
                                      TYPE
                              AS OF AUGUST 31, 2006

                         OTHER REGISTERED        OTHER POOLED
PORTFOLIO MANAGER      INVESTMENT COMPANIES   INVESTMENT VEHICLES       OTHER ACCOUNTS
-----------------      --------------------   -------------------       --------------
J. Brian Henderson          Number: 0         Number: None          Number: 45
                            Assets: N/A       Assets: N/A           Assets: $677 million

Michael P. Maurer           Number: 0         Number: None          Number: 45
                            Assets: N/A       Assets: N/A           Assets: $677 million

Michael C. Schloss          Number: 0         Number: None          Number: 28
                            Assets: N/A       Assets: N/A           Assets: $217 million

Jean-Claude G. Gruet        Number: 0         Number: None          Number: 106
                            Assets: N/A       Assets: N/A           Assets: $1,327 million

T. Wesley Verdel            Number: 0         Number: None          Number: 36
                            Assets: N/A       Assets: N/A           Assets: $534 million

Richard A. Williams         Number: 0         Number: 1             Number: 5
                            Assets: N/A       Assets: $95 million   Assets: $80 million

Craig S. Edwards            Number: 0         Number: None          Number: 36
                            Assets: N/A       Assets: N/A           Assets: $534 million

Matthew C. Stephani         Number: 0         Number: None          Number 28
                            Assets: N/A       Assets: N/A           Assets: $217 million

S. Bob Rezaee               Number: 0         Number: None          Number: 28
                            Assets: N/A       Assets: N/A           Assets: $217 million

As of August 31, 2006, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.

                         PERFORMANCE BASED ADVISORY FEES
             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT
                                      TYPE
                              AS OF AUGUST 31, 2006

                         OTHER REGISTERED        OTHER POOLED
PORTFOLIO MANAGER      INVESTMENT COMPANIES   INVESTMENT VEHICLES   OTHER ACCOUNTS
-----------------      --------------------   -------------------   --------------
J. Brian Henderson         Number: None           Number: None       Number: None
                           Assets: $0             Assets: $0         Assets: $0

Michael P. Maurer          Number: None           Number: None       Number: None
                           Assets: $0             Assets: $0         Assets: $

Michael C. Schloss         Number: None           Number: None       Number: None
                           Assets: $0             Assets: $0         Assets: $0

Jean-Claude G. Gruet       Number: None           Number: None       Number: None
                           Assets: $0             Assets: $0         Assets: $0

T. Wesley Verdel           Number: None           Number: None       Number: None
                           Assets: $0             Assets: $0         Assets: $0

Richard A. Williams        Number: None           Number: None       Number: None
                           Assets: $0             Assets: $0         Assets: $0

Craig S. Edwards           Number: None           Number: None       Number: None
                           Assets: $0             Assets: $0         Assets: $0

Matthew C. Stephani        Number: None           Number: None       Number: None

                           Assets: $0             Assets: $0         Assets: $0

S. Bob Rezaee              Number: None           Number: None       Number: None
                           Assets: $0             Assets: $0         Assets: $0

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the "Managed Accounts"). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. AXIA Investment Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Portfolio Manager Compensation

AXIA Investment Management offers investment professionals a compensation plan which has two components: (i) base compensation, which is linked to job function, responsibilities and experience, and (ii) incentive compensation, which varies based on investment performance. The majority of the total cash compensation is derived by the incentive compensation, which could ultimately make up more than half of the investment professional's compensation. The incentive compensation is based on the pre-tax investment performance of the Funds on a calendar year basis in comparison to their respective Lipper peer group. Certain portfolio managers may receive non-cash incentives from Bank of Oklahoma, N.A., the parent company of AXIA Investment Management, in the form of stock options in connection with management responsibilities of such portfolio managers. These long-term non-cash incentives, which are used as a retention tool, facilitate long-term commitments from key investment professionals.

Securities Ownership

The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers as of August 31, 2006:

                             DOLLAR RANGE OF EQUITY
NAME OF PORTFOLIO MANAGER   SECURITIES IN EACH FUND
-------------------------   -----------------------
J. Brian Henderson                    None
Michael P. Maurer                     None
Michael C. Schloss                    None
Jean Claude Gruet                     None
Wes Verdel                            None
Rich Williams                         None
Craig Edwards                         None
Matthew Stephani                      None
Bob Rezaee                            None

DISTRIBUTION

     Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds' Amended and Restated Distribution and Shareholder Services Plan (the "Distribution Plan"), the Investor Class shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds' Shares or to provide Shareholder services to the holders of the Funds' Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers (such payments not to exceed 0.25% of the Shares purchased at net asset value), and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds' Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization's customers owning the Funds' Shares. Under the Distribution Plan, a Participating Organization may include the Funds' Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).

     The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund's Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.

     The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of a Fund's shares. These amounts may be in addition to amounts paid by the Funds under the Distribution and Shareholder Servicing Plan and may include payments to the Fund's investment adviser and its affiliates for such activities.

     The Distributor received the following amounts under the Distribution Plan for the fiscal years ended:


                                              AUGUST 31, 2006         AUGUST 31, 2005        AUGUST 31, 2004
                                           ---------------------   --------------------   ---------------------
                                                      ADDITIONAL             ADDITIONAL              ADDITIONAL
                                                        AMOUNT                 AMOUNT                  AMOUNT
                                             PAID       WAIVED       PAID      WAIVED       PAID       WAIVED
                                           --------   ----------   -------   ----------   --------   ----------
Bond Fund                                  $ 83,797          --    123,429          --    $137,146          --
Intermediate Bond Fund                     $122,119          --    226,926          --    $237,252          --
Intermediate Tax-Free Bond                 $  6,697     $19,487         --      79,864          --    $ 96,477
Short-Term Income Fund                     $432,574     $74,291    442,051     208,026    $406,111    $191,112
U.S. Tax-Efficient Large Cap Equity Fund   $ 19,662          --     65,817          --    $119,920          --
Balanced Fund                              $ 53,667     $79,832         --     219,520          --    $203,721
U.S. Tax-Efficient Small Cap Equity Fund   $ 11,673          --     29,928          --    $ 32,081          --



     Substantially all of the amount received by the Distributor under the Distribution Plan during the last fiscal year, the period from September 1, 2004 to August 31, 2006, was spent on compensation to dealers. BISYS LP retained 0.5% and spent this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $8,869. The total amount retained by BISYS LP during the last fiscal year was $46.


SHAREHOLDER SERVICING PLAN

     The Trust on behalf of each of the Funds have approved a Shareholder Servicing Plan which enable the Funds to obtain the services of one or more shareholder servicing agents ("Shareholder Servicing Agents") under shareholder servicing agreements. Under the agreements, the Shareholder Servicing Agents will be responsible for performing shareholder account, administrative and servicing functions, which may include but are not limited to, establishing and maintaining records of shareholders accounts; processing purchase and redemption transactions, confirming shareholder transactions; answering routine shareholder inquiries regarding the Funds; providing assistance to shareholders in effecting changes to their dividend options, account designations and addresses; withholding taxes on non-resident alien accounts; disbursing income dividends and capital gains distributions; reinvesting dividends and distributions; arranging for bank wires; preparing and delivering to shareholders, and state and federal authorities including the United States Internal Revenue Service, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or federal authorities from time to time; and such other services as the Funds may reasonably request. Shareholder Servicing Agents may be required to register pursuant to state securities law. The Funds anticipate that they will enter into agreements under the shareholder servicing plan with the Bank of Oklahoma, N.A., the owner of the Funds' investment adviser, AXIA Investment Management, Inc., and with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds' shareholders and be paid by the Fund fees for such services.

     Each Fund may pay the Shareholder Servicing Agents an annual fee of up to 0.25% of the average daily net assets of the Investor and Institutional Shares of each Fund. For Institutional Shares, the Adviser has agreed contractually to waive the entire Shareholder Servicing Fee through December 31, 2007. For Investor Shares, the Adviser has agreed voluntarily to cap the Shareholder Servicing Fee at 0.10% of average daily net assets. This voluntary fee cap is expected to continue until December 31, 2007, but may be terminated at any time. The Funds paid no Shareholder Servicing Fees for the fiscal year ended August 31, 2006.

GLASS-STEAGALL ACT

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. BOK also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator, without violating applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and consider taking all action necessary in the circumstances.

     Should further legislative, judicial or administrative action prohibit or restrict the activities of BOK, the Adviser, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund's investment objective, policies and restrictions, the Adviser determines which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Bond Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

During the fiscal year ended August 31, 2006, the Funds paid aggregate brokerage commissions as follows:


U.S. Tax-Efficient Large Cap Equity Fund...   $ 35,659
Balanced Fund..............................   $219,244
U.S. Tax-Efficient Small Cap Equity Fund...   $ 22,778

During the fiscal year ended August 31, 2005, the Funds paid aggregate brokerage commissions as follows:

U.S. Tax-Efficient Large Cap Equity Fund...   $ 94,279
Balanced Fund..............................   $155,917
Growth Equity Fund.........................   $155,665
U.S. Tax-Efficient Small Cap Equity Fund...   $ 10,368

During the fiscal year ended August 31, 2004, the Funds paid aggregate brokerage commissions as follows:

U.S. Tax-Efficient Large Cap Equity Fund...   $ 94,984
Balanced Fund..............................   $195,612
Growth Equity Fund.........................   $365,079
U.S. Tax-Efficient Small Cap Equity Fund...   $ 78,546

     Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.

     The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

     ALLOCATION OF INITIAL PUBLIC OFFERINGS

     Opportunities to invest in initial public offerings ("IPOs") will be allocated to Funds in a fair and equitable manner pursuant to the following procedures. When an opportunity to participate in an IPO has been identified, the investment personnel of AXIA Investment Management will conduct an analysis to determine which Funds would benefit from the addition of the IPO to their portfolios. This analysis will take into account each Fund's investment objective, policies and limitations. Also considered will be each Fund's liquidity and present portfolio, including risk/reward characteristics. When AXIA Investment Management investment personnel determine that an IPO opportunity is suitable and desirable for more than one Fund, the IPO will be allocated to each such Fund on the basis of relative net assets. Where the opportunity is determined to be suitable and desirable for only one Fund, the opportunity will be allocated solely to that Fund. All Fund allocation decisions shall be made by the Chief Investment Officer of AXIA Investment Management or his/her delegate. The availability of opportunities to invest in IPOs is highly dependent on market conditions. Investing in IPOs may significantly affect the performance of a Fund.

ADMINISTRATOR

     Effective July 1, 2004, AXIA Investment serves as general manager and administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. Prior to July 1, 2004, BISYS Fund Services Ohio, Inc. ("BISYS") served as the Administrator to the Funds.

     Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds' financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds' operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.


     The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (0.20%) of each Fund's average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.


     The following fees were paid to the Administrator* by the Funds for management and administrative services for the fiscal years ended:


                                                                     FISCAL YEAR ENDED
                                           ---------------------------------------------------------------------
                                              AUGUST 31, 2006         AUGUST 31, 2005         AUGUST 31, 2004
                                           ---------------------   ---------------------   ---------------------
                                                      ADDITIONAL              ADDITIONAL              ADDITIONAL
                                                        AMOUNT                  AMOUNT                  AMOUNT
                                             PAID       WAIVED       PAID       WAIVED       PAID*      WAIVED*
                                           --------   ----------   --------   ----------   --------   ----------
Bond Fund                                  $ 70,083    $ 35,515    $ 98,744       --       $109,717       --
Intermediate Bond Fund                     $124,338    $ 62,336    $181,542       --       $189,802       --
Intermediate Tax-Free Bond                 $ 28,388    $ 12,798    $ 63,892       --       $ 77,182       --
Short-Term Income Fund                     $381,358    $195,623    $520,066       --       $477,780       --
U.S. Tax-Efficient Large Cap Equity Fund   $ 22,249    $ 10,464    $ 52,654       --       $ 95,936       --
Balanced Fund                              $126,049    $ 60,582    $175,618       --       $162,977       --
U.S. Tax-Efficient Small Cap Equity Fund   $ 17,675    $  8,847    $ 23,942       --       $ 25,665       --


----------
* The figures reflect fees received by the current and former Administrator for the fiscal year ended August 31, 2004.

     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

     SUB-ADMINISTRATOR

     Effective July 1, 2004, BISYS became the Sub-Administrator to the Funds pursuant to an agreement between AXIA Investment Management and BISYS. While BISYS is a distinct legal entity from BISYS LP (each Fund's Distributor), BISYS is considered to be an affiliated person of BISYS LP under the 1940 Act due to, among other things, the fact that BISYS is owned by substantially the same persons that directly or indirectly own BISYS LP. Pursuant to this agreement, BISYS assumed many of the Administrator's duties, for which BISYS receives a fee, paid by the Administrator, calculated at an annual rate of three one-hundredths of one percent (0.03%) of each Fund's average net assets. Prior to July 1, 2004 BOK served as the Sub-Administrator to the Funds.

     The following fees were paid to the Sub-Administrator* for the fiscal years ended:


                                             AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                2006         2005         2004
                                             ----------   ----------   ----------
Bond Fund.................................     15,840       16,296        25,765
Intermediate Bond Fund....................     28,001       29,977        44,394
Intermediate Tax-Free Bond Fund...........      6,178       10,550        18,180
Short-Term Income Fund....................     86,547       85,357       112,418
U.S. Tax-Efficient Large Cap Equity Fund..      1,705        8,893        22,498
Balanced Fund.............................     27,995       29,011        37,898
U.S. Tax-Efficient Small Cap Equity Fund..      3,978        3,957         6,035


------------
*    The figures reflect fees received by the current and former
     Sub-Administrator for the fiscal year ended August 31, 2004.

DISTRIBUTOR

     BISYS LP serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds. BISYS LP is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

     Cash and securities owned by each of the Funds are held by BOK as custodian. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds' Board of Trustees concerning the Funds' operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.

     Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of one one hundredth of one percent (0.01%) of such Fund's average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.

     BISYS serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds. Under the Transfer Agency Agreement, BISYS has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds' Board of Trustees concerning the Funds' operations.

     Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS an annual fee of two one- hundredths of one percent (0.02%) of each Fund's average daily net assets. In addition to the annual per fund fee, BISYS is entitled to receive an annual per account fee of $15.00 for each IRA account and the following annual fees:

                       RETAIL-LOAD        RETAIL-NO-LOAD        INSTITUTIONAL
                   ------------------   ------------------   ------------------
Daily Dividend:    $25.00 per account   $21.00 per account   $17.00 per account
Annual Dividend:   $23.00 per account   $19.00 per account   $15.00 per account

     BISYS is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.

     BISYS serves as fund accountant for each Fund pursuant to a Fund Accounting Agreement with the Funds. As fund accountant for the Funds, BISYS prices the Funds' Shares, calculates the Funds' net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS is entitled to receive a fee from each Fund as follows: three one-hundredths of one percent (0.03%) of each Fund's average net assets. BISYS is also entitled to be reimbursed for out- of- pocket expenses in providing services under the Fund Accounting Agreement. BISYS may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund's net income available for distribution as dividends.

LEGAL AND REGULATORY MATTERS


     On September 26, 2006, BISYS Fund Services, Inc., an affiliate of BISYS, which provides various services to the Trust as described above, reached a settlement with the SEC related to BISYS Fund Services, Inc.'s past marketing arrangements with advisers to certain of its mutual fund clients. Under the terms of the settlement, BISYS Fund Services, Inc. consented to the entry of an Order by the SEC (the "SEC/BISYS Order"). In the SEC/BISYS Order, the SEC determined that BISYS Fund Services, Inc. had "willfully aided and abetted and caused" (1) the investment advisers to 27 different families of mutual funds to violate provisions of the Investment Advisers Act of 1940 (the "Advisers Act") that prohibit fraudulent conduct; (2) the investment advisers to the 27 fund families to violate provisions of the 1940 Act that prohibit the making of any untrue statement of a material fact in a registration statement filed by a mutual fund with the SEC; and (3) the 27 fund families to violate provisions of the 1940 Act that require the disclosure and inclusion of all distribution arrangements and expenses in the fund's 12b-1 fee plan. The Funds were one of the 27 fund families and AXIA Investment Management was one of the 27 advisers to which the SEC referred.



     The SEC found that, between 1999 and 2004, BISYS Fund Services, Inc. maintained marketing arrangements with the 27 advisers under which BISYS Fund Services, Inc. rebated to the advisers a portion of the administration fees received by BISYS Fund Services, Inc. from the 27 fund families. The SEC found that the BISYS Fund Services, Inc. arrangements were not disclosed to the fund boards and the marketing budgets were actually assets of the funds. The SEC also found that the arrangements were not disclosed to shareholders of any of the 27 funds until 2003 and that the disclosures which were then made by the funds were incomplete and misleading. In the SEC/BISYS Order, BISYS Fund Services, Inc. agreed, among other things, to disgorge certain monies and pay a civil penalty.



     It remains unclear the extent to which the Funds and their service providers are or may be affected by the SEC investigation of BISYS Fund Services, Inc. (which is ongoing) or by the SEC/BISYS Order. Neither the Funds nor AXIA Investment Management were parties to the SEC/BISYS Order, nor are the Funds or AXIA Investment Management bound by the order or its findings.



     In October 2006, AXIA Investment Management informed the Funds that the SEC was initiating a special examination of AXIA Investment Management, focusing on the subjects of the SEC/BISYS Order. As of the date of this Statement, the SEC has not initiated an examination of the Funds. It remains unclear the extent to which the Funds and their service providers are or may be affected by these matters, individually or collectively. The Board of Trustees has formed a special review committee of independent trustees to investigate these matters.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio, 43215, serves as independent registered public accountants for the Funds.

LEGAL COUNSEL

     Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Ste. 900, Washington, D.C. 20005 are counsel to the Funds.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise ten series of Shares which represent interests in the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund. The Aggressive Growth Fund was liquidated on February 19, 1999 and the Growth Equity Fund was liquidated on March 31, 2006. On January 1, 2006, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund, the Institutional Cash Management Fund merged into the Cash Management Fund, and the Institutional Tax-Free Money Market Fund changed its name to the Tax-Free Money Market Fund. The Funds offer both Investor Class and Institutional Class Shares for the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the

U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund. The Funds offer Administrative Class, Service Class, Institutional Class and Select Class for the U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Funds. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

     The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.

MISCELLANEOUS

     The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

     The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.

     The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC's website at http://www.sec.gov or from the SEC upon payment of the prescribed fee.

     The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.


     As of December 18, 2006, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74102-2300) and its bank affiliates were the Shareholder of record of 79.46% of the Bond Fund's Investor Shares, 99.96% of the Bond Fund's Institutional Shares, 84.88% of the Intermediate Bond Fund's Investor Shares, 99.87% of the Intermediate Bond Fund's Institutional Shares, 30.20% of the Intermediate Tax-Free Bond Fund's Investor Shares, 100% of the Intermediate Tax-Free Bond Fund's Institutional Shares, 72.03% of the Short-Term Income Fund's Investor Shares, 99.93% of the Intermediate Tax-Free Bond Fund Institutional Shares, 52.38% of the U.S. Tax-Efficient Large Cap Equity Fund's Investor Shares, 100% of the U.S. Tax-Efficient Large Cap Equity Fund's Institutional Shares, 96.03% of the Balanced Fund's Investor Shares, 100% of the Balanced Fund's Institutional Shares, 49.81% of the U.S. Tax-Efficient Small Cap Equity Fund's Investor Shares and 99.89% of the U.S. Tax-Efficient Small Cap Equity Fund's Institutional Shares.



     As of December 18, 2006, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to 8% of the Bond Fund's Investor Shares, 100% of the Bond Fund's Institutional Shares, 4% of the Intermediate Bond Fund's Investor Shares, 100% of the Intermediate Bond Fund's Institutional Shares, 8% of the Intermediate Tax-Free Bond Fund's Investor Shares, 100% of the Intermediate Tax-Free Bond Fund's Institutional Shares, 6% of the Short-Term Income Fund's Investor Shares, 66% of the Short-Term Income Fund's Institutional Shares, 0% of the U.S. Tax-Efficient Large Cap Equity Fund's Investor Shares, 100% of the U.S. Tax-Efficient Large Cap Fund's Institutional Shares, 6% of the Balanced Fund's Investor Shares, 100% of the Balanced Fund's Institutional Shares, 26% of the U.S. Tax-Efficient Small Cap Equity Fund's Investor Shares, and 100% of the U.S. Tax-Efficient Small Cap Equity Fund's Institutional Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.



     As of December 18, 2006 the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.



     The following table indicates each person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of December 18, 2006:



                                                                  PERCENT OF THE
                                                                   CLASS TOTAL
                                                                  ASSETS HELD BY
                          FUND/CLASS                             THE SHAREHOLDER
                          ----------                             ---------------
BOND FUND - INVESTOR SHARES

NABANK & CO                                                           79.46%
PO BOX 2180
TULSA, OK 74101

PERSHING LLC                                                          10.94%
1 PERSHING PLAZA
JERSEY CITY, NJ 07399

MG TRUST CUSTODIAN OR TRUSTEE                                          5.47%
MESA MENTAL HEALTH RETIREMENT SAVIN
700 17TH STREET, SUITE 300
DENVER, CO 80202

BOND FUND - INSTITUTIONAL SHARES                                      99.96%

NABANK & CO
PO BOX 2180

TULSA, OK 74101

INTERMEDIATE BOND FUND - INVESTOR SHARES

NABANK & CO
PO BOX 2180
TULSA, OK 74101                                                       84.88%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY, NJ 07399                                                  6.55%

INTERMEDIATE BOND FUND - INSTITUTIONAL SHARES

NABANK & CO
PO BOX 2180
TULSA, OK 74101                                                       99.87%

INTERMEDIATE TAX-FREE BOND FUND - INVESTOR SHARES

NABANK & CO
PO BOX 2180
TULSA, OK 74101                                                       30.20%

PERSHING LLC
1 PERSHING PLAZA
JERSEY CITY, NJ 07399                                                 13.91%

BERNICE WIMPEY
PA WIMPEY
BERNICE WIMPEY REV LIVING TRUST
4402 EAST 93RD PL
TULSA, OK 74137                                                        7.06%

INTERMEDIATE TAX-FREE BOND FUND - INSTITUTIONAL SHARES

NABANK & CO                                                             100%
PO BOX 2180
TULSA, OK 74101

SHORT-TERM INCOME FUND - INVESTOR SHARES

NABANK & CO                                                           72.03%
PO BOX 2180
TULSA, OK 74101

PERSHING LLC                                                          20.65%
1 PERSHING PLAZA
JERSEY CITY, NJ 07399

SHORT-TERM INCOME FUND - INSTITUTIONAL SHARES

NABANK & CO                                                           99.93%
PO BOX 2180
TULSA, OK 74101

U.S. TAX-EFFICIENT LARGE CAP EQUITY FUND - INVESTOR SHARES

NABANK & CO                                                           52.38%
PO BOX 2180

TULSA, OK 74101

FIRNABA & CO                                                           8.59%
PO BOX 7
C/O FIRST NATIONAL BANK
FORT SMITH, AR 72902

PERSHING LLC                                                           6.61%
1 PERSHING PLAZA
JERSEY CITY, NJ 07399

LEE ANN MCKINNEY                                                       6.58%
1185 LOST CREEK DRIVE
KALISPELL, MT 59901-7099

U.S. TAX-EFFICIENT LARGE CAP EQUITY FUND - INSTITUTIONAL SHARES

NABANK & CO                                                             100%
PO BOX 2180
TULSA, OK 74101

U.S. TAX-EFFICIENT SMALL CAP EQUITY FUND - INVESTOR SHARES

NABANK & CO                                                           49.81%
PO BOX 2180
TULSA, OK 74101

CARL JAMES BODE                                                        8.95%
1555 SWAN DR
TULSA, OK 74102

LINSCO/PRIVATE LEDGER CORP.                                            7.28%
ONE BEACON STREET, 22ND FL
BOSTON, MA 02108

MARALEE S WICKS                                                        7.03%
2326 MEADOW DRIVE NORTH
WILMETTE, IL 60091

PERSHING LLC                                                           5.77%
1 PERSHING PLAZA
JERSEY CITY, NJ 07399

U.S. TAX-EFFICIENT SMALL CAP EQUITY FUND - INSTITUTIONAL
SHARES

NABANK & CO                                                           99.89%
PO BOX 2180
TULSA, OK 74101

BALANCED FUND - INVESTOR SHARES

NABANK & CO                                                           96.03%
PO BOX 2180
TULSA, OK 74101

BALANCED FUND - INSTITUTIONAL SHARES                                    100%

NABANK & CO
PO BOX 2180
TULSA, OK 74101

                              FINANCIAL STATEMENTS

     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds' Annual Report for the fiscal year ended August 31, 2006, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of August 31, 2006 may be obtained without charge by contacting the Distributor, BISYS LP at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.


                                    APPENDIX



     The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch IBCA. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


     LONG - TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

     Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


     Description of the three highest long-term debt ratings by Fitch IBCA (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):



AAA Obligations which have the highest rating assigned by Fitch IBCA. Capacity for timely repayment of principal and interest is extremely strong relative to other obligors in the same country.



AA Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.



A Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.


     SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

     Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     S&P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

     Moody's description of its two highest short-term loan/municipal note ratings:

MIG1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

                       STATEMENT OF ADDITIONAL INFORMATION

                           AMERICAN PERFORMANCE FUNDS

                     AMERICAN PERFORMANCE MONEY MARKET FUNDS

                                 JANUARY 1, 2007

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the American Performance Money Market Funds Administrative Class Shares, the American Performance Money Market Funds Service Class Shares, the American Performance Money Market Funds Institutional Class Shares and the American Performance Money Market Funds Select Class Shares, each dated January 1, 2007. This Statement of Additional Information is incorporated in its entirety into those Prospectuses. A copy of each Prospectus for the American Performance Funds (the "Funds") may be obtained by writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning (800) 762-7085.

     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds' Annual Report for the fiscal year ended August 31, 2006, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report may be obtained without charge by contacting the Distributor, BISYS Fund Services Limited Partnership at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
THE FUNDS................................................................      4
ADDITIONAL INFORMATION ON THE FUNDS......................................      4
ADDITIONAL INFORMATION ON FUND INSTRUMENTS...............................      5
   Asset-Backed Securities...............................................      5
   Bank Obligations......................................................      5
   Calls.................................................................      6
   Foreign Investments...................................................      7
   Futures Contracts.....................................................      7
   Investment Company Securities.........................................      8
   Loan Participation....................................................      8
   Mortgage-Related Securities...........................................      9
   Municipal Securities..................................................      9
   Options...............................................................     10
   Private Placement Investments.........................................     11
   Puts..................................................................     11
   Repurchase Agreements.................................................     11
   Reverse Repurchase Agreements.........................................     12
   Securities Lending....................................................     12
   U.S. Government Obligations...........................................     12
   Variable Amount and Floating Rate Notes...............................     12
   When-Issued Securities................................................     13
   Zero Coupon Obligations...............................................     13
TEMPORARY DEFENSIVE POSITIONS............................................     14
INVESTMENT RESTRICTIONS..................................................     14
   Portfolio Turnover....................................................     17
ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS..........................     18
   Taxation of the Funds.................................................     18
   Distributions.........................................................     19
   Exempt-Interest Dividends.............................................     20
   Selling Shares........................................................     21
   Hedging Transactions..................................................     22
   Foreign Investments, Foreign Currency Denominated Securities and
      Related Hedging Transactions.......................................     22
   Discount Securities...................................................     23
   Backup Withholding....................................................     23
   Tax Shelter Reporting Regulations.....................................     23
   Shares Purchased Through Tax-Qualified Plans..........................     24
   Non-U.S. Shareholders.................................................     24
   Additional Information................................................     24
VALUATION................................................................     25
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................     25
MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS............................     26
   Trustees And Officers.................................................     26
   Code Of Ethics........................................................     29
   Market Timing Policies and Procedures.................................     29
   Disclosure of Portfolio Holdings......................................     29
   Proxy Voting Policies and Procedures..................................     29
   Investment Adviser....................................................     36
   Distribution..........................................................     37
   Shareholder Servicing Plan............................................     38
   Glass-Steagall Act....................................................     39
   Portfolio Transactions................................................     39
   Allocation of IPOs....................................................     40
   Administrator.........................................................     40
   Sub-Administrator.....................................................     41
   Distributor...........................................................     41
   Custodian, Transfer Agent And Fund Accountant.........................     44
   Legal and Regulatory Matters..........................................     42
   Independent Registered Public Accounting Firm.........................     43
   Legal Counsel.........................................................     43
ADDITIONAL INFORMATION...................................................     43

DESCRIPTION OF SHARES....................................................     43
SHAREHOLDER AND TRUSTEE LIABILITY........................................     44
MISCELLANEOUS............................................................     44
FINANCIAL STATEMENTS.....................................................     46
APPENDIX.................................................................     46

                                    THE FUNDS

     The American Performance Funds (the "Funds") is a diversified open-end management investment company. The Funds presently consist of ten series of units of beneficial interest ("Shares"). This Statement of Additional Information ("SAI") relates to three of these Funds: the American Performance U.S. Treasury Fund (the "U.S. Treasury Fund"), the American Performance Cash Management Fund (the "Cash Management Fund") and the American Performance Tax-Free Money Market Fund (the "Tax-Free Money Market Fund") (formerly the American Performance Institutional Tax-Free Money Market Fund). The Trust's other seven Funds, which are offered through separate prospectuses and have a separate Statement of Additional Information, are:

American Performance Bond Fund
American Performance Intermediate Tax-Free Bond Fund
American Performance Balanced Fund
American Performance Intermediate Bond Fund
American Performance Short-Term Income Fund
American Performance U.S. Tax Efficient Large Cap Equity Fund
American Performance U.S. Tax-Efficient Small Cap Equity Fund

     With respect to the Funds described in this SAI, the Trust offers Administrative Class, Service Class, Institutional Class and Select Class Shares. The U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund are sometimes referred to as the "Money Market Funds." The information contained in this document expands upon subjects discussed in the Prospectuses for the Funds. An investment in a Fund should not be made without first reading that Fund's Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

     The following policies supplement each Fund's investment objective and policies as set forth in the Prospectus for that Fund.

     The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of a majority of the outstanding Shares of the respective Fund. There can be no assurance that the investment objective of each Fund will be achieved.

U.S. TREASURY FUND

The investment objective of the U.S. Treasury Fund is to seek current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements.

CASH MANAGEMENT FUND

The investment objective of the Cash Management Fund is to seek current income with liquidity and stability of principal by investing in money market instruments which are considered by the Board of Trustees to present minimal credit risks.

TAX-FREE MONEY MARKET FUND

The investment objective of the Tax-Free Money Market Fund is to seek high current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

                       ADDITIONAL INFORMATION ON THE FUNDS

     All securities or instruments in which the Money Market Funds invest are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). All instruments in which the Money Market Funds invest will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar-weighted maturity of the securities in each of the Money Market Funds will not exceed 90 days. Obligations purchased by the Money Market Funds are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.

     Under normal circumstances, at least 80% of the assets of the Tax-Free Money Market Fund will be invested in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("Short-Term Municipal Securities"). Short-Term Municipal Securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Tax-Free Money Market

Fund. The 80% investment requirement will be based on net assets plus any borrowings for investment purposes.

     The Cash Management Fund and Tax-Free Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations ("NRSROs") (e.g., "A-1" by Standard & Poor's Corporation ("S&P") and "Prime-1" by Moody's Investors Service, Inc. ("Moody's")); or (2) are single rated and have received the highest short-term rating by a NRSRO; or
(3) are unrated, but are determined to be of comparable quality by the Adviser (as defined below) pursuant to guidelines approved by the Board of Trustees and subject to the ratification of the Board of Trustees. See the Appendix for definitions of the foregoing instruments and rating systems.

     The Cash Management Fund may, from time to time, concentrate its investments in certain securities issued by U.S. and/or foreign banks and their respective branches. Concentration in obligations issued by commercial banks and bank holding companies will involve a greater exposure to economic, business, political, or regulatory changes that are generally adverse to banks and bank holding companies. Such changes could include significant changes in interest rates, general declines in bank asset quality, including real estate loans, and the imposition of costly or otherwise burdensome government regulations or restrictions. The Fund will not purchase securities issued by AXIA Investment Management, Inc. ("AXIA Investment Management" or the "Adviser") (formerly BOk Investment Advisers, Inc.) or any of its affiliates.

     Obligations issued or guaranteed by U.S. government agencies or instrumentalities in which the Cash Management Fund and Tax-Free Money Market Fund may invest can vary significantly in terms of the credit risk involved. Obligations of certain agencies and instrumentalities of the U.S. government such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Institutional Cash Management Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser deems the credit risk with respect thereto to be minimal.

     CONCENTRATION POLICY


     The Funds do not concentrate in any particular industry. For purposes of determining concentration, the Funds do not consider investment companies to constitute an "industry." Rather, the Funds will "look through" investments in investment companies to the underlying securities held by such investment companies when determining fund exposure to a particular industry.


ADDITIONAL INFORMATION ON FUND INSTRUMENTS

     ASSET-BACKED SECURITIES


     The Cash Management Fund and Tax-Free Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. The Fund will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO (e.g., at least "A" by S&P or Moody's, respectively). Some asset-backed securities, such as asset-backed commercial paper, often carry only short-term ratings. The Cash Management Fund and the Tax-Free Money Market Fund may purchase asset-backed securities that carry only a short-term rating. Asset-backed securities are generally considered to be illiquid.


     BANK OBLIGATIONS

     The Cash Management Fund and Tax-Free Money Market Fund may invest in obligations of the banking industry such as bankers' acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.

     Bankers' Acceptances: Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers' acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

     Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of U.S. and foreign commercial banks and their domestic and foreign branches. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

     In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.

     Commercial paper: Commercial paper consists of secured and unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return. The Cash Management Fund and the U.S. Treasury Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.

     CALLS

     The Tax-Free Money Market Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Tax-Free Money Market Fund. Such options must be listed on a national securities exchange. The purpose of the Tax-Free Money Market Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Tax-Free Money Market Fund's total return and will reduce the effect of any price decline of the security involved in the option.

     A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Tax-Free Money Market Fund will write only covered call options. This means that the Tax-Free Money Market Fund will only write a call option on a security which a Fund already owns. In order to comply with the requirements of the securities laws in several states, the Tax-Free Money Market Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Tax-Free Money Market Fund's net assets. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized.

     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Tax-Free Money Market Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Tax-Free Money Market Fund will not do), but capable of enhancing the Tax-Free Money Market Fund's total return. When writing a covered call option, the Tax-Free Money Market Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Tax-Free Money Market Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Tax-Free Money Market Fund has written expires, the Tax-Free Money Market Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Tax-Free Money Market Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Tax-Free Money Market Fund's custodian. The Tax-Free Money Market Fund does not consider a security covered by a call to be "pledged" as that term is used in the Tax-Free Money Market Fund's policy which limits the pledging or mortgaging of its net assets.

     The premium received is the fair market value of an option. The premium the Tax-Free Money Market Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Tax-Free Money Market Fund for writing covered call options will be recorded as a liability in the Tax-Free Money Market Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Tax-Free Money Market Fund is computed, or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Tax-Free Money Market Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Tax-Free Money Market Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Tax-Free Money Market Fund will be able to effect such closing transactions at a favorable price. If the Tax-Free Money Market Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Tax-Free Money Market Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

     Call options written by the Tax-Free Money Market Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Tax-Free Money Market Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

     The Tax-Free Money Market Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Tax-Free Money Market Fund.

     FOREIGN INVESTMENTS

     The Cash Management Fund may, subject to its investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may include obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, and investments in foreign securities. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to a Fund's foreign investments.

     FUTURES CONTRACTS

     The Tax-Free Money Market Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

     When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Tax-Free Money Market Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Tax-Free Money Market Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Tax-Free Money Market Fund than might later be available in the market when it effects anticipated purchases.

     The acquisition of put and call options on futures contracts will, respectively, give the Tax-Free Money Market Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

     Futures transactions involve brokerage costs and require the Tax-Free Money Market Fund to segregate assets to cover contracts that would require it to purchase securities. The Tax-Free Money Market Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Tax-Free Money Market Fund had not entered into any futures transactions. In addition, the value of the Tax-Free Money Market Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

     Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Tax-Free Money Market Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Tax-Free Money Market Fund's qualification as a regulated investment company ("RIC").

     INVESTMENT COMPANY SECURITIES


     The Tax-Free Money Market Fund may invest in shares of other investment companies. The Tax-Free Money Market Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees. Pursuant to new exemptive rules under the 1940 Act recently adopted by the Securities and Exchange Commission ("SEC") and effective as of July 31, 2006, the Tax-Free Money Market Fund may invest in shares of affiliated or unaffiliated money market funds to the extent permitted by its investment strategy.


     The Tax-Free Money Market Fund may invest in iShares(R)*, an exchange-traded fund, in excess of the statutory limitations stated above in reliance on an exemptive order dated April 15, 2003, issued to iShares,(R) Inc. and iShares(R) Trust.

----------
* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

     LOAN PARTICIPATION

     The Cash Management Fund and Tax-Free Money Market Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The Cash Management Fund and the Tax-Free Money Market Fund intend to limit investments in loan participation interests to 5% of its total assets.

     MORTGAGE-RELATED SECURITIES

     Each of the Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     Mortgage-related securities, for purposes of the Funds' Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The U.S. Treasury Fund will invest only in mortgage-related securities backed by the full faith and credit of the U.S. government.

     The Cash Management Fund and the Tax-Free Money Market Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. The Cash Management Fund and the Tax-Free Money Market Fund will only invest in collateralized mortgage obligations which meet the quality requirements of Rule 2a-7 under the 1940 Act. Collateralized mortgage obligations will be purchased only if rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

     MUNICIPAL SECURITIES

     As a matter of fundamental policy, under normal circumstances, at least 80% of the assets of the Tax-Free Money Market Fund will be invested in Short-Term Municipal Securities. For purposes of the above-stated policy, "assets" means net assets plus any borrowings for investment purposes. Short-Term Municipal Securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Such securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Tax-Free Money Market Fund may purchase short-term tax-exempt general obligations notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Tax-Free Money Market Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Tax-Free Money Market Fund may also purchase tax-exempt commercial paper. While the issuing state or local housing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

     The two principal classifications of Short-Term Municipal Securities which may be held by the Tax-Free Money Market Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Tax-Free Money Market Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     The Tax-Free Money Market Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.

     There are, of course, variations in the quality of Short-Term Municipal Securities, both within a particular classification and between classifications, and the yields on Short-Term Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Short-Term Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Short-Term Municipal Securities with the same maturity, interest rate and rating may have different yields while Short-Term Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Tax-Free Money Market Fund, an issue of Short-Term Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Tax-Free Money Market Fund. The Fund's Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

     Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in (i) Short-Term Municipal Securities whose issuers are in the same state (ii) Short-Term Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not presently intend to do so on a regular basis. To the extent the Tax-Free Money Market Fund's assets are concentrated in Short-Term Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Tax-Free Money Market Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

     An issuer's obligations under its Short-Term Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Short-Term Municipal Securities may be materially adversely affected by litigation or other conditions.

     OPTIONS

     The Tax-Free Money Market Fund may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the Tax-Free Money Market Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

     The Tax-Free Money Market Fund may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.

     Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Tax-Free Money Market Fund will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.

     PRIVATE PLACEMENT INVESTMENTS

     The Cash Management Fund and the Tax-Free Money Market Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution.


     Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Section 4(2) paper may also be resold to the issuer or certain broker-dealers. The Cash Management Fund and the Tax-Free Money Market Fund will not invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid.


     Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Fund's liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.

     PUTS

     The Cash Management Fund and the Tax-Free Money Market Fund may acquire "puts" with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Cash Management Fund and the Tax-Free Money Market Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

     The amount payable to a Fund upon its exercise of a "put" on debt securities is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

     Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security's market value.

     The Cash Management Fund and the Tax-Free Money Market Fund intend to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

     REPURCHASE AGREEMENTS

     Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund's securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund's Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS

     Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

     SECURITIES LENDING

     Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash, U.S. government securities or other high quality debt securities. This collateral must be valued daily by the Fund's Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Funds' Board of Trustees. Each Fund will limit securities loans to 33 1/3% of the value of its total assets.

     U.S. GOVERNMENT OBLIGATIONS

     The U.S. Treasury Fund invests exclusively in obligations issued or guaranteed by the U.S. government, some or all of which may be subject to repurchase agreements. The Cash Management Fund and the Tax-Free Money Market Fund may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Cash Management Fund and the Tax-Free Money Market Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

     VARIABLE AMOUNT AND FLOATING RATE NOTES

     Commercial paper eligible for investment by the Cash Management Fund and the Tax-Free Money Market Fund may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the

Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.


     Variable amount master demand notes in which the Cash Management Fund and the Tax-Free Money Market Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Cash Management Fund or the Tax-Free Money Market Fund and the issuer, they are not normally traded. Although there is no secondary market for the notes, the Cash Management Fund and the Tax-Free Money Market Fund may demand payment of principal and accrued interest at any time. The period of time remaining until the principal amount actually can be recovered under a variable amount master demand note generally shall not exceed seven days. To the extent such maximum period were exceeded, the note in question would be considered illiquid. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Cash Management Fund and the Tax-Free Money Market Fund will invest in variable amount master demand notes only where such notes are determined by its Adviser pursuant to guidelines established by the Funds' Board of Trustees to be of comparable quality to rated issuers or instruments eligible for investment by the Cash Management Fund and the Tax-Free Money Market Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average dollar-weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

     Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.

     WHEN-ISSUED SECURITIES

     Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery at an unknown or unspecified settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.

     Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, a Fund's liquidity and the ability of the Adviser to manage it might be severely affected. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     ZERO COUPON OBLIGATIONS


     The Tax-Free Money Market Fund and the Cash Management Fund may hold zero-coupon obligations issued by the U.S. Treasury and U.S. government agencies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation's duration, is considered advantageous.

     Even though such bonds do not pay current interest in cash, each of the Tax-Free Money Market Fund and the Cash Management Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Funds could be required at times to liquidate other investments in order to satisfy its distribution requirements.


TEMPORARY DEFENSIVE POSITIONS

     During temporary defensive periods as determined by the Adviser, the Tax-Free Money Market Fund may invest in short-term Taxable Obligations over 20% of its assets.

INVESTMENT RESTRICTIONS

     Unless otherwise specifically noted, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. These restrictions supplement the investment objective and policies of the Funds as set forth in the applicable Prospectus.

     The Cash Management Fund and U.S. Treasury Fund may not:

     1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account.

     2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

     3. Purchase or sell commodities or commodity contracts.

     4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Cash Management Fund in marketable securities of companies engaged in such activities are not hereby precluded).

     5. Invest in any issuer for purposes of exercising control or management.

     6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

     7. Purchase or sell real estate, including limited partnership interests.

     8. Buy common stocks or voting securities, or state, municipal, or private activity bonds.

     9. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and, with respect to the Cash Management Fund, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, with respect to 75% of its portfolio, more than 5% of the value of each Fund's total assets would be invested in such issuer.*

     10. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. Neither Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of such Fund.

     11. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

     12. Enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund which are not readily marketable, exceeds 10% of such Fund's net assets.

     13. For as long as Shares of each Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of a Fund's total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. As of the date of this SAI, the State of Arkansas did not require this restriction.

----------
* In addition, although not a fundamental investment restriction (and therefore subject to change without a Shareholder vote), to the extent required by rules of the Securities and Exchange Commission (the "SEC") the U.S. Treasury Fund and the Cash Management Fund each generally apply the above restriction with respect to 100% of their portfolios.

     In addition, the U.S. Treasury Fund may not:

     1. Purchase securities other than U.S. Treasury bills, notes and other obligations backed by the full faith and credit of the U.S. government, some of which may be subject to repurchase agreements.

     2. Purchase any securities which would cause more than 25% of the value of each Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations issued by commercial banks and bank holding companies, repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities and obligations issued by commercial banks and bank holding companies primarily engaged in the banking industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     In addition, the Cash Management Fund may not:

     1. Write or sell puts, calls, straddles, spreads or combinations thereof except that the Cash Management Fund may acquire puts with respect to obligations in its portfolio and sell those puts in conjunction with a sale of those obligations.

     2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Cash Management Fund's assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and the investment restriction immediately below, a put will be considered to be from the party to whom the Cash Management Fund will look for payment of the exercise price.

     3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Cash Management Fund's assets.

     4. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments (such bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments may be issued or guaranteed by U.S. banks and U.S. branches of foreign banks); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services.

     If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

     The following fundamental investment restrictions apply to the Tax-Free Money Market Fund. As stated above, fundamental investment restrictions may be changed only by a vote of a majority of the outstanding Shares of the Fund. Except with respect to the Fund's restrictions governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

     1. The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations, provided that there is no limitation with respect to domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by such bank instruments.*

     2. The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

     3. The Fund may borrow money or lend to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

     4. The Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

     5. The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

     6. The Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

----------
* Should any part of this investment restriction conflict with the Fund's current fundamental investment policy of investing at least 80% of its assets in Short-Term Municipal Securities (the "80% Policy"), the 80% Policy will govern.

     The fundamental investment restrictions of the Tax-Free Money Market Fund have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Tax-Free Money Market Fund has also adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than its fundamental restrictions. Any changes in the Tax-Free Money Market Fund's non-fundamental investment policies will be communicated to its Shareholders prior to effectiveness.

     1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.


     The 1940 Act also limits the amount that a Fund may invest in other investment companies, prohibiting the Tax-Free Money Market Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. Pursuant to exemptive relief granted by the SEC to iShares(R), the Fund may invest in iShares(R) ETFs in excess of the 5% and 10% limits described in this paragraph, provided that the Board has approved certain procedures and the Funds have described ETF investments in the applicable prospectuses and otherwise comply with the conditions of the exemptive relief, as they may be amended, and any other applicable investment limitations. In addition, pursuant to new exemptive rules under the 1940 Act recently adopted by the SEC and effective as of July 31, 2006, the Tax-Free Money Market Fund may invest in shares of affiliated and unaffiliated money market funds to the extent permitted by its investment strategy.


     Additionally, the 1940 Act limits a Fund's ability to borrow money, prohibiting a Fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

     The following investment restrictions with respect to the Tax-Free Money Market Fund are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of American Performance Funds:

     1. The Fund may not purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the applicable Prospectus). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

     2. The Fund may not borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

     3. The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     4. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

     5. The Fund may not invest more than 15% of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act.

NON-FUNDAMENTAL POLICIES REQUIRING SHAREHOLDER NOTICE

     The following policies are non-fundamental but requires a notice to shareholders at least 60 days prior to any change:

     1. The American Performance U.S. Treasury Fund, under normal circumstances, invests at least 80% of its assets in U.S. Treasury Obligations, some of which may be subject to repurchase agreements.

     2. The American Performance U.S. Treasury Fund and the American Performance Cash Management Fund may not invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets.


     Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in the non-fundamental policies of the Funds listed above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.


     For the non-fundamental policy requiring shareholder notice listed above, the 80% investment requirement will be based on net assets plus any borrowings for investment purposes.

PORTFOLIO TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds will be zero. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to a Fund and may result in additional tax consequences (including an increase in short-term capital gains which are generally taxed to individual shareholders at ordinary income tax rates) to a Fund's Shareholders.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS

TAXATION OF THE FUNDS

     It is the policy of each Fund to qualify each year for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.


     In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (b) each taxable year distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid-generally taxable ordinary income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan participation as an issuer for the purposes of meeting the diversification requirement described above.


     In general, for purposes of the 90% gross income requirement described in
(a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in
(a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.

     The Funds each expect to qualify to be taxed as a "regulated investment company" and to be relieved of all or substantially all federal income taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

DISTRIBUTIONS

     Each Fund will distribute at least annually any net investment income and net realized capital gains. Distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Distributions of a Fund's net capital gain, if any, from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gains dividends ("Capital Gain Dividends"), will be taxable as long-term capital gains regardless of how long a shareholder has held Fund Shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions of long-term capital gains will generally be subject to a 15% tax rate in the hands of shareholders who are individuals, with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning before January 1, 2011, and will not be eligible for the dividends received deduction. Distributions from capital gains are generally made after applying any capital loss carryover. Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares.

     Dividends and distributions on a Fund's Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

     If a Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund's current and accumulated "earnings and profits" (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income). Such excess distribution will generally be taxable in the hands of shareholders as ordinary income. Distributions in excess of earnings and profits will be treated as a return of capital to the extent of a shareholder's tax basis in Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.

     For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level (as described below). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.

     In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's Shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

     Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.


     If a Fund invests in underlying funds, a portion of its distributable income and gains, if any, will normally consist entirely of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction would be. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.



     Each Fund's participation in repurchase agreements and loans of securities may effect the amount, timing, and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. The Funds expect to use such substitute payments (if any) to satisfy a Fund's expenses, and therefore expect that their receipt of substitute payments (if any) will not adversely affect the percentage of distributions qualifying as qualified dividend income. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders. As noted above, the Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.


EXEMPT-INTEREST DIVIDENDS

     The policy of the Tax-Free Money Market Fund is to pay each year as dividends substantially all the Fund's tax-exempt interest income net of certain deductions. The Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a Capital Gain Dividend) paid by the Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year.

     The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. The percentage is applied uniformly to all distributions made during the year. Thus, the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution. Accordingly, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


     Generally, distributions that a Fund properly designates as exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. Additionally, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users. A "substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and
(a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners, and an S corporation and its shareholders.

     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares.

     A Fund may acquire rights regarding specified portfolio securities under puts. The policy of each Fund is to limit its acquisition of puts to those under which such Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no definitive rule that establishes the tax consequences of many of the types of puts that the Fund could acquire under the 1940 Act. Therefore, although a Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.


     If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend.



     In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisers to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.


     Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

SELLING SHARES

     Shareholders who sell, exchange or redeem Fund Shares may recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received, although such a gain or loss is unlikely in a money market fund. If Fund shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains or (ii) for taxable years beginning before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends) in the hands of shareholders who are individuals, with lower rates applicable to shareholders in the

10% and 15% tax brackets.

     If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend.. In addition, any loss upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions (including Capital Gain Dividends) received (or deemed received) with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

     All or a portion of any loss realized on the sale or exchange of Shares will be disallowed to the extent that a shareholder replaces the disposed of Shares with other Shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a shareholder's basis in the replacement Shares will be adjusted to reflect the disallowed loss.

     Depending on a Fund's percentage ownership in an underlying fund both before and after a redemption of underlying fund shares, the Fund's redemption of shares of such underlying fund may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. This would be the case where the Fund holds a significant interest in an underlying fund and redeems only a small portion of such interest.

HEDGING TRANSACTIONS


     A Fund's transactions in options, futures contracts, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.


     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the Shares, and
(iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.


FOREIGN INVESTMENTS, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.



     If a Fund invests in foreign securities, dividends and interest received by the Fund, if any, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them. In such a case, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes.


     A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, such shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date may be entitled to claim a foreign tax credit for their share of these taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

     Under current law, a fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by underlying funds. In general, a fund may elect to pass through to its shareholders foreign income taxes it pays only in the case where it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold.

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


     Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on distributions received from such a company or on the proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund." Such elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. A Fund that invests in passive foreign investment companies by virtue of the Fund's investments, if any, in other investment companies may not make such elections; rather, the underlying investment companies directly investing in passive foreign investment companies would decide whether to make such elections.



A "passive foreign investment company" is any foreign corporation: (i) 75% percent or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50% percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. Dividends paid by passive foreign investment companies will not be eligible to be treated as "qualified dividend income."


DISCOUNT SECURITIES

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

BACKUP WITHHOLDING

     A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and proceeds of Share sales, exchanges or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not a United States person and is subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

     Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

     In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisers in this regard.

TAX SHELTER REPORTING REGULATIONS

     Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

     Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of Shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

NON-U.S. SHAREHOLDERS

     Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends and exempt-interest dividends, paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

     The fact that a Fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the Fund's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund's qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund's net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

     If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

ADDITIONAL INFORMATION

     The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

                                    VALUATION

     Valuation of the Money Market Funds

     The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

     Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to maturity dates) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share (the "Mark to Market"). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees.

     In the event such deviations exceed one half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Money Market Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

     The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Funds' Board of Trustees at least annually.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares in each Fund are sold on a continuous basis by BISYS Fund Services Limited Partnership ( "BISYS LP" or the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Funds' Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser and its affiliates.

     The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

     The Money Market Funds may redeem Shares involuntarily if redemption appears appropriate in light of the Funds' responsibilities under the 1940 Act. (See "YOUR ACCOUNT - Involuntary Sales of Shares" in the Money Market Funds prospectus for further information.)

     MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS

     TRUSTEES AND OFFICERS

     The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Fund's officers.

     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                              INDEPENDENT TRUSTEES


                                                                                                  (5)
                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                      (2)             (3)                                                       IN FUND             (6)
                  POSITION(S)       TERM OF                                                     COMPLEX            OTHER
  (1)                 HELD         OFFICE AND                        (4)                       OVERSEEN       DIRECTORSHIPS
 NAME               WITH THE       LENGTH OF               PRINCIPAL OCCUPATION(S)                BY             HELD BY
AND AGE              FUNDS        TIME SERVED               DURING THE PAST 5 YEAR              TRUSTEE          TRUSTEE*
-------           -----------   ---------------   -----------------------------------------   ----------   --------------------
Michael J. Hall   Trustee,      Indefinite,       From March 2005 to Present, President and       10       Matrix Service
Age: 62           Chairman      8/90- Present     CEO, Matrix Service Company; From May                    Company; Integrated
DOB: 5/24/1944                  (Chairman,        2004 to present, Advisory Director, UMB -                Electrical Services,
                                7/05 - Present)   Oklahoma region; from September 1998 to                  Inc. (electrical
                                                  May 2004, Vice President Finance and                     contractor)
                                                  Chief Financial Officer and Director,
                                                  Matrix Service Company (maintenance and
                                                  construction services).

Edgar Hendrix     Trustee       Indefinite,       From June 2006 to present, Chairman and         10       Matrix Service
Age: 62                         7/90- Present     CEO of Red River Energy, Inc.; from                      Company
DOB: 7/24/1944                                    January 2005 to June 2006, President of
                                                  Spectrum Energy Resources, LLC; from
                                                  November 2002 to December 2004, Executive
                                                  Vice President and Chief Financial
                                                  Officer, Loudfire, Inc. (software
                                                  technology), from November 2000 to
                                                  present, Director, Matrix Service Company
                                                  (maintenance and construction services);
                                                  from July 2000 to October 2002, Executive
                                                  V.P. and Chief Financial Officer,
                                                  Spectrum Field Services (natural gas
                                                  services), Inc.

D' Ray Moore      Trustee       Indefinite,       Retired; prior to November 2001, Vice           10       N/A
Age: 47                         10/04- Present    President of Client Services, BISYS LP.
DOB: 3/20/1959


----------
* Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.

                                    OFFICERS

                                                                                                         (5)
                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                           (2)                        (3)                                              IN FUND            (6)
                       POSITION(S)                  TERM OF                                            COMPLEX           OTHER
  (1)                      HELD                    OFFICE AND                      (4)                OVERSEEN      DIRECTORSHIPS
  NAME                   WITH THE                  LENGTH OF             PRINCIPAL OCCUPATION(S)         BY            HELD BY
AND AGE                   FUNDS                   TIME SERVED             DURING THE PAST 5 YEAR       TRUSTEE         TRUSTEE*
-------          ----------------------   --------------------------   ---------------------------   ----------   ---------------
Trent Statczar   Treasurer                Indefinite, 4/02 - Present   From June 1993 to present,      N/A              N/A
Age: 35                                                                employee of BISYS Fund
DOB: 8/31/1971                                                         Services, Inc.

Jennifer J.      President, Assistant     Indefinite, 7/05- Present    From September 1998 to          N/A              N/A
   Hankins       Secretary                                             present, employee of BISYS
Age: 39                                                                Fund Services, Inc.
DOB: 2/9/1967

George Stevens   Chief Compliance         9/04 - Present (Anti-        From September 1996 to          N/A              N/A
Age: 55          Officer, Anti-Money      Money Laundering Officer     present, Vice President of
DOB: 2/10/1951   Laundering Officer and   1/05-Present)                BISYS LP.
                 Disaster Recovery Plan
                 Business Operations
                 Manager

Kerry Reilly     Secretary                Indefinite, 4/06 - Present   From January 2006 to            N/A              N/A
Age: 41                                                                present, employee of BISYS
DOB: 7/31/1965                                                         Fund Services, Inc.; from
                                                                       June 2004 to May 2005,
                                                                       employee of CitiStreet LLC:
                                                                       from June 1987 to October
                                                                       2001, employee of Fidelity
                                                                       Investments.

* Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:


                      POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME                               UNDERWRITERS OF THE FUNDS
----                  ---------------------------------------------------
Trent Statczar        BISYS LP, Vice President, Financial Services
Jennifer J. Hankins   BISYS LP, Vice President, Client Services
George Stevens        BISYS LP, Vice President
Kerry Reilly          BISYS LP, Assistant Counsel


COMMITTEES OF THE BOARD OF TRUSTEES

     Audit Committee


     The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent registered public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent registered public accountants and the full Board of Trustees. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. For the fiscal year ended August 31, 2006, there were two meetings of the Audit Committee.

     Nominations Committee



     The purpose of the Nominations Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the American Performance Funds. For the fiscal year ended August 31, 2006, the Nominations Committee did not meet.


SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2005:


                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN ALL REGISTERED
                                   DOLLAR RANGE OF EQUITY                   INVESTMENT COMPANIES OVERSEEN BY
                                         SECURITIES                          TRUSTEE IN FAMILY OF INVESTMENT
 NAME OF TRUSTEE                        IN THE FUNDS                                    COMPANIES
----------------   ------------------------------------------------------   --------------------------------
Michael J. Hall    U.S. Tax-Efficient Large Cap Equity Fund: $1 - $10,000             $1 - $10,000
I. Edgar Hendrix   Cash Management Fund: $1 - $10,000                                 $1 - $10,000
Walter B. Grimm*   Bond Fund: $50,001 - $100,000                                   $50,001 - $100,000
D'Ray Moore        Bond Fund: $1 - $10,000
                   Intermediate Bond Fund: $1 - $10,000                               $1 - $10,000



----------
* Mr. Grimm retired as a trustee of the American Performance Funds on November 15, 2006.


For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2005:

                   NAME OF OWNERS
                         AND
                    RELATIONSHIPS             TITLE OF    VALUE OF
NAME OF TRUSTEE      TO TRUSTEE     COMPANY     CLASS    SECURITIES   PERCENT OF CLASS
----------------   --------------   -------   --------   ----------   ----------------
Michael J. Hall          N/A          N/A        N/A         N/A             N/A
I. Edgar Hendrix         N/A          N/A        N/A         N/A             N/A
D'Ray Moore              N/A          N/A        N/A         N/A             N/A

     As of December 1, 2006, the Officers and Trustees owned less than 1% of any class of any Fund.

     The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from each Fund for acting as Administrator and may receive additional income under the Distribution Plan of the Funds.

TRUSTEES COMPENSATION


                             AGGREGATE COMPENSATION FROM THE       TOTAL COMPENSATION FROM FUNDS
                            FUNDS FOR THE FISCAL YEAR ENDING   PAID TO TRUSTEES FOR THE FISCAL YEAR
NAME OF PERSON, POSITION             AUGUST 31, 2006                  ENDING AUGUST 31, 2006
-------------------------   --------------------------------   ------------------------------------
Michael J. Hall, Trustee                 $30,875                              $30,875
I. Edgar Hendrix, Trustee                $26,000                              $26,000
Walter B. Grimm, Trustee*                $19,500                              $19,500
D'Ray Moore, Trustee                     $26,000                              $26,000



----------
* Mr. Grimm retired as a trustee of the American Performance Funds on November 15, 2006.

CODE OF ETHICS

     Each Fund, AXIA Investment Management, Inc., Bank of Oklahoma, N.A., and BISYS LP have adopted codes of ethics ("Codes") under Rule 17j-1 of the Investment Company Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

MARKET TIMING POLICIES AND PROCEDURES


     Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, the Funds' Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of the Money Market Funds and the Money Market Funds accommodate frequent trading.


DISCLOSURE OF PORTFOLIO HOLDINGS

     Information regarding portfolio holdings may be made available to third parties in the following circumstances:

-    Through disclosure in a Fund's latest annual or semi-annual report or Form
     N-Q;

- In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old; or


- When a Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement which prohibits both disclosure of portfolio holdings to third parties and trading based on such information. Such disclosure shall be authorized by the Funds' President or Treasurer and shall be reported annually to the Board.



     In addition, the Adviser will post portfolio holdings information for the American Performance Funds (except the Money Market Funds) on the Funds' website at www.apfunds.com. The website will contain each Fund's (except the Money Market Funds) complete schedule of portfolio holdings as of the last day of the most recent month end. The Adviser will post this information approximately sixteen days after a month's end, and such information will remain accessible on the website until the information is filed with the SEC as part of the Trust's Form N-CSR or Form N-Q, as applicable.



     Except as disclosed above, it is the policy of the Funds to not disclose material information about their portfolio holdings, trading strategies implemented or to be implemented, or pending transactions to other third parties. The Funds' service providers are prohibited from disclosing to other third parties material information about the Funds' portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. However, the Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. The Funds' fund accountants, administrators, investment advisers and custodians are provided with portfolio holdings information on a daily basis. The Fund's independent public accountants and attorneys are provided with portfolio holdings information as issues may arise. In addition, portfolio holding information may be disclosed to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) on an as-needed basis.



     Other than the service provider arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. The Fund's policies prohibit the receipt of compensation for the disclosure of portfolio holdings. Any violation of the Funds' policies with respect to the disclosure of portfolio holdings is reported to the Board on a quarterly basis.


PROXY VOTING POLICIES AND PROCEDURES

                               Proxy Voting Policy

     It is the policy of the Board of Trustees (the "Board") of American Performance Funds (the "Funds") to delegate the responsibility for voting proxies relating to portfolio securities to the Funds' adviser (the "Adviser") as a part of the Adviser's general management of the portfolio, subject to the Board's continuing oversight. As the Adviser and BISYS LP, the Funds' principal underwriter, are not affiliates, the delegation of authority to vote proxies relating to portfolio securities to the Adviser eliminates the potential for conflicts of interest between BISYS LP and the Funds' shareholders from the proxy voting process. The following are the procedures adopted by the Board for the administration of this policy:

Fiduciary Duty

     The right to vote a proxy with respect to portfolio securities held in portfolios of the Funds is an asset of the Funds. Based on its initial review of the proxy voting policy of the Adviser and the procedures and guidelines thereunder, the Board is satisfied that the Adviser acknowledges that it acts as a fiduciary of the Funds and has formally committed to policies and procedures designed to ensure that it will vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

Review of Policies & Procedures

     The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

Voting Record Reporting

     The Adviser must include in its Board presentation materials once each year a record of each proxy voted with respect to portfolio securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser must submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Revocation

     The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Information Regarding Proxy Votes

     You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by contacting us by telephone at 1-800-762-7085 or in writing at American Performance Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

AXIA Investment Management, Inc. Policy and Procedures Manual

Section: General Policy No. 1.8

Effective Date: April 2003

PROXY VOTING POLICY

General Provisions

     It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.

     Proxies are voted in the best interests of the client accounts. The determination of the interest of a client account in a proposal presented by proxy is the effect, if any, the proposal could have on the current or future value of the investment.

     Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

     If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to advise in the voting of a proxy.

Conflicts of Interest

     Proxy solicitations that might involve a conflict of interest between the Firm and its client accounts will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm's commitment to vote proxies in the best interest of client accounts, how the proxy will be handled.

Disclosure

     The Firm shall disclose to each client how they may obtain information about how the Firm voted with respect to their securities; and shall provide each client a description of the Firm's proxy voting policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client.

Recordkeeping

     The Firm will retain records relating to the voting of proxies, including:

     - A copy of policies, procedures or guidelines relating to the voting of proxies.

     - A copy of each proxy statement that the Firm receives regarding client securities. The Firm may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Firm has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

     - A record of each vote cast by the Firm on behalf of a client. The Firm may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

     - A copy of any document created by the Firm that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

     - A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request for information on how the adviser voted proxies on behalf of the requesting client.

     These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.

                        AXIA INVESTMENT MANAGEMENT, INC.

                             PROXY VOTING PROCEDURES

     The Firm's Policy & Procedures Manual regarding proxy voting provides:

     Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

     These procedures are adopted by the Investment Policy Committee (the "Committee") pursuant to the policy cited above.

1. Evaluation and Voting

     The President of the Firm may designate one or more employees of the Firm (the "designated employee") to review each proxy received by the Firm which the Firm has the responsibility to vote. The designated employee will review the issues presented by the proxy and, where it is appropriate to do so will vote the proxy in accordance with the proxy voting guidelines.

     If the proxy presents issues not addressed in the proxy voting guidelines or the designated employee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the designated employee will prepare a memorandum with respect to the proxy setting out:

     -    the issue presented;

     - the interests of the Firm or of affiliates of the Firm, if any, in the issue;

     -    the interest of the client accounts in the issue presented; and

     -    a recommendation for voting the proxy.

     The memorandum will include a record of all external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. The memorandum will be presented to the President who will:

     -    direct that the proxy be voted as recommended by the memorandum;

     -    return the memorandum for further consideration; or

     - in the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Committee for direction with respect to the voting of the proxy.

     It is the responsibility of the President of the Firm to ensure that proxies are voted timely and in the manner he or she directs.

Conflicts of Interest

     The Firm will maintain a list of those companies, which issue publicly traded securities and with which the Firm or its affiliates have such a relationship that proxies presented with respect to those companies may give rise to a conflict of interest between the Firm and its clients.(1)

     Proxies that are received from companies on the list will be directed to the Committee for its consideration. The Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm's commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. The Committee will direct the President to:

     - vote the proxy in accordance with voting guidelines adopted by the Firm and in force at the time the proxy was received,

     -    employ an outside service provider to direct the voting of the proxy,

     - employ an outside service provider to vote the proxy on behalf of the Firm and its clients,

     - disclose the conflict of interest to the client and obtain direction with respect to the voting of the proxy, or

     - decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

2. Delegation of Proxy Voting

     In the alternative, if it believes such an arrangement is reasonably designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Committee may recommend to the Board one or more unaffiliated service providers (the "designated providers") either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

----------
(1) As it is used in this document, the term "conflict of interest" refers to a situation in which the adviser has a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the client which compromises the Firm's freedom of judgment and action. Examples of relationships that might give rise to such an interest include:

     - Companies affiliated with directors or officers of the Firm, or immediate family members of directors or officers of the Firm or of affiliates of the Firm;

     - Companies that maintain significant business relationships with the Firm or with affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.

A conflict of interest is "material" if a reasonable person might believe that the Firm's freedom of judgment and action would be compromised or that the Firm would be persuaded to vote a proxy in such a way as to advance its own interest in the matter rather than that of its client.

3. Reporting

     The President of the Firm will submit a report to the Board of each proxy voted by the Firm since the last meeting of the Board. Where an outside service provider has been involved either to advise the Firm with respect to voting of the proxy or to vote the proxy on behalf of the Firm, the President will submit a separate report to the Board including reports, memoranda or other materials received from the outside service provider relating to the voting of proxies.

                        AXIA INVESTMENT MANAGEMENT, INC.

                             PROXY VOTING GUIDELINES

     It is the policy of the Firm that, absent definitive reasons why a proxy should not be voted; all proxies will be voted based on what is best for an account as a shareholder.

     The key element underlying any evaluation of the interest of an advisory account in an issue presented to the shareholders of the company is the effect, if any, a proposal could have on the current or future value of the investment. The following guidelines will be followed in voting proxies:

Management Proposals

     To the extent that management's proposals do not infringe on stockholder rights, the firm will support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.

     I. Standard Proposals The Firm will support management's proposals to:

     -    Elect or re-elect members of the board of directors

     -    Select outside auditors

     -    Set the annual meeting date and location

     -    Eliminate preemptive rights or dual classes of stock

     -    Establish dividend reinvestment plans

     -    Provide cumulative voting for directors

     -    Indemnify directors, officers and employees

     -    Change the corporate name

     II. Capitalization Proposals The Firm will support proposals to:

     -    Increase the authorized number common shares

     -    Adjust of par value

     -    Establish flexible schedules of preferred dividends

     -    Repurchase shares

     -    Authorize stock splits or stock dividends

     -    Establish anti-greenmail measures

     III. Non-Salary Compensation Programs The Firm will support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:

     -    Performance incentives

     -    Stock option plans

     -    Stock purchase or stock ownership plans

     -    Thrift/Profit Sharing plans

     However, the Firm will not support plans that:

     -    Cause excessive dilution

     -    Award options at deep discount to the market

     IV. Anti-Takeover Measures The Firm believes that charter and by-law amendments designed to thwart takeover attempts sometimes undermining the prospects for realizing maximum appreciation. and thus, not in the best interest of shareholders. The Firm will oppose the following anti-takeover measures:

     -    Fair pricing procedures

     -    Super majority rules

     -    Board classification

     -    Bars to written consent

     -    Incumbent-entrenchment measures

     -    Re-incorporation measures

     -    Control share measures

     V. Miscellaneous Corporate Governance Matters The Firm will support proposals to:

     -    Limit directors' liability

     -    Authorize indemnification agreements

     -    Meet SEC/NASD quorum requirements

     -    Reorganize as a holding company

Shareholder Proposals

     The Firm recognizes that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Firm acknowledges that economic and social considerations are often closely intertwined, the management group and elected directors are best positioned to make corporate decisions on these proposals.

     The Firm will support management's position on shareholder proposals presented by proxy.

Record Retention

     The Firm will retain records relating to the voting of proxies for five years from the end of the fiscal year during which the proxy was voted.

                        Current Proxy Voting Arrangements
                        AXIA Investment Management, Inc.

     The AXIA Investment Management, Inc. proxy voting procedures provide two alternative methods for handling proxy voting:

     - The first provides for the designation of one or more employees of the Firm to review each proxy which the Firm has the responsibility to vote and where it is appropriate to do so, to vote the proxy in accordance with the Fund's proxy voting guidelines. Where the employee determines that it is not appropriate to vote m accordance with the guidelines, a process for further consideration of the issues presented in the proxy by the President of the Firm and the Investment Policy Committee is provided.

     - The second provides that, if the Firm believes that such an arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Firm may retain an unaffiliated service provider either to advise the Finn with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote.

     After much discussion, AXIA Investment Management. has retained Institutional Shareholder Services ("ISS"), an unaffiliated third party, as its agent to vote proxies relating to portfolio securities of American Performance Funds on behalf of the Firm. ISS is providing three basic services to AXIA Investment Management:

     - ISS has received the Firm's proxy voting guidelines (a copy of the current guidelines are attached);

     - ISS will vote the proxies relating to portfolio securities in accordance with the proxy voting guidelines, and

     - ISS will maintain records relating to the voting of proxies which will be used both to monitor proxy voting activity and to meet the reporting requirements of the Firm's proxy voting procedures and of the new SEC rules.

     The Firm believes that this arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and, because the process is handled by a third party not affiliated with the Firm, will avoid material conflicts between the Firm and its clients.

INVESTMENT ADVISER


     Investment advisory services are provided to each of the Funds by AXIA Investment Management, Inc. ("AXIA Investment Management" formerly BOk Investment Advisers, Inc.), pursuant to an Investment Advisory Agreement. AXIA Investment Management is a separate, wholly-owned subsidiary of the Bank of Oklahoma, N.A. ("BOK"), which it succeeded as Investment Adviser to the Funds on May 12, 2001. AXIA Investment Management, subject to the supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. AXIA Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2006, AXIA Investment Management had approximately $5.2 billion in assets under management.


     BOK is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provides a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries.


     BOK Financial subsidiaries maintain offices in Oklahoma, Arkansas, Texas, Colorado, Kansas, Missouri, Utah and New Mexico and offer a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK Financial subsidiaries also serve as transfer agent and registrar for corporate securities, paying agent for dividends and its affiliates and interest, and indenture trustee of bond issues. At September 30, 2006, BOK Financial and its subsidiaries had approximately $10.2 billion in assets under management.


     Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, AXIA Investment Management reviews, supervises, and provides general investment advice regarding each of the Funds' investment programs. Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, AXIA Investment Management makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund's records directly relating to such purchases and sales.


     For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Adviser or (2) fifteen one-hundredths of one percent (0.15%) annually of the average daily net assets of each Money Market Fund. (See "DISTRIBUTION"). AXIA Investment Management may periodically waive all or a portion of its fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends.


     The U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund paid AXIA Investment Management the following aggregate fees for investment advisory services:


                                  FISCAL YEAR ENDED            FISCAL YEAR ENDED               PERIOD ENDED
                                   AUGUST 31, 2006              AUGUST 31, 2005               AUGUST 31, 2004
                             --------------------------   --------------------------    --------------------------
                                            ADDITIONAL                   ADDITIONAL                    ADDITIONAL
                                PAID      AMOUNT WAIVED      PAID      AMOUNT WAIVED       PAID      AMOUNT WAIVED
                             ----------   -------------   ----------   -------------    ----------   -------------
U.S. Treasury Fund*          $3,180,223     $  355,544    $2,860,091    $  336,551      $2,400,873     $  191,875
Cash Management Fund**       $2,325,151     $1,398,883    $2,248,050    $1,196,754      $2,078,770     $1,159,238
Tax-Free Money Market Fund           --     $  388,883            --    $  128,261***           --             --



----------
* Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund. The fees listed in this chart include fees paid by both the Institutional U.S. Treasury Fund and the U.S. Treasury Fund prior to the merger.



** Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund. The fees listed in this chart include fees paid by both the Institutional Cash Management Fund and the Cash Management Fund prior to the merger.

***  The Tax-Free Money Market Fund commenced operations on April 11, 2005.

     The Investment Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds' Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.

     The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser.

     The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

     A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

     From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) a description of the adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

     DISTRIBUTION

     Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds' Amended and Restated Distribution and Shareholder Services Plan (the "Distribution Plan"), the Administrative Class and Service Class shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds' Shares or to provide Shareholder services to the holders of the Funds' Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker- dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds' Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization's customers owning the Funds' Shares. Under the Distribution Plan, a Participating Organization may include the Funds' Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).

     The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund's Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.

     The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of a Fund's shares. These amounts may be in addition to amounts paid by the Funds under the Distribution and Shareholder Servicing Plan and may include payments to the Fund's investment adviser and its affiliates for such activities.

     The Distributor received the following amounts under the Distribution Plan for the fiscal years ended:


                             FISCAL YEAR ENDED        FISCAL YEAR ENDED        PERIOD ENDED
                              AUGUST 31, 2006          AUGUST 31, 2005        AUGUST 31, 2004
                         ------------------------   --------------------   --------------------
                                      ADDITIONAL             ADDITIONAL             ADDITIONAL
                           PAID     AMOUNT WAIVED   PAID   AMOUNT WAIVED   PAID   AMOUNT WAIVED
                         --------   -------------   ----   -------------   ----   -------------
U.S. Treasury Fund*      $521,747     $1,421,109      --     $1,755,188      --     $1,567,617
Cash Management Fund**   $481,675     $1,414,710      --     $1,890,335      --     $1,971,152
Tax-Free Money Market
   Fund***                     --             --      --             --      --             --



* Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund and the U.S. Treasury Fund began offering Administrative Class and Service Class shares. The fees listed in this chart are fees paid by the predecessor to the Administrative Class shares of the U.S. Treasury Fund.



** Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund and the Cash Management Fund began offering Administrative Class and Service Class shares. The fees listed in this chart are fees paid by the predecessor to the Administrative Class shares of the Cash Management Fund.



***  The Tax-Free Money Market Fund commenced operations on April 11, 2005.



     Substantially all of the amount received by the Distributor under the Distribution Plan during the last fiscal year, the period form September 1, 2005 to August 31, 2006, was spent on compensation to dealers. BISYS LP retained 0.5% and spend this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $8,869. The total amount retained by BISYS LP during the last fiscal year was $46.


SHAREHOLDER SERVICING PLAN

     The Trust on behalf of each of the Funds have approved a Shareholder Servicing Plan which enable the Funds to obtain the services of one or more shareholder servicing agents ("Shareholder Servicing Agents") under shareholder servicing agreements. Under the agreements, the Shareholder Servicing Agents will be responsible for performing shareholder account, administrative and servicing functions, which may include but are not limited to, establishing and maintaining records of shareholders accounts; processing purchase and redemption transactions, confirming shareholder transactions; answering routine shareholder inquiries regarding the Funds; providing assistance to shareholders in effecting changes to their dividend options, account designations and addresses; withholding taxes on non-resident alien accounts; disbursing income dividends and capital gains distributions; reinvesting dividends and distributions; arranging for bank wires; preparing and delivering to shareholders, and state and federal authorities including the United States Internal Revenue Service, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or federal authorities from time to time; and such other services as the Funds may reasonably request. Shareholder Servicing Agents may be required to register pursuant to state securities law. The Funds anticipate that they will enter into agreements under the shareholder servicing plan with the Bank of Oklahoma, N.A., the owner of the Funds' investment adviser, AXIA Investment Management, Inc., and with other banks that are affiliates of the Bank of Oklahoma, N.A. to provide financial intermediary services to the Funds' shareholders and be paid by the Fund fees for such services.


     Each Fund may pay the Shareholder Servicing Agents an annual fee of up to 0.25% of the average daily net assets of the Administrative Class, Service Class, Institutional Class and Select Class Shares of each Fund. For Select Class Shares, the Adviser has agreed contractually to waive the entire Shareholder Servicing Fee through December 31, 2007. For Institutional Class and Service Class Shares, the Adviser has agreed contractually to cap the Shareholder Servicing Fee at 0.08% and 0.10% of average daily net assets, respectively. The Funds paid no Shareholder Servicing Fees for the fiscal year ended August 31, 2006.

GLASS-STEAGALL ACT

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. BOK also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator, without violating applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and consider taking all action necessary in the circumstances.

     Should further legislative, judicial or administrative action prohibit or restrict the activities of the BOK, the Adviser, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, and the Bond Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


     The Cash Management Fund, the U.S. Treasury Fund and the Tax-Free Money Market Fund did not pay any brokerage commissions during the fiscal year ended August 31, 2006.


     Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.

     The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

ALLOCATION OF INITIAL PUBLIC OFFERINGS

     Opportunities to invest in initial public offerings ("IPOs") will be allocated to Funds in a fair and equitable manner pursuant to the following procedures. When an opportunity to participate in an IPO has been identified, the investment personnel of AXIA Investment Management will conduct an analysis to determine which Funds would benefit from the addition of the IPO to their portfolios. This analysis will take into account each Fund's investment objective, policies and limitations. Also considered will be each Fund's liquidity and present portfolio, including risk/reward characteristics. When AXIA Investment Management investment personnel determine that an IPO opportunity is suitable and desirable for more than one Fund, the IPO will be allocated to each such Fund on the basis of relative net assets. Where the opportunity is determined to be suitable and desirable for only one Fund, the opportunity will be allocated solely to that Fund. All Fund allocation decisions shall be made by the Chief Investment Officer of AXIA Investment Management or his/her delegate. The availability of opportunities to invest in IPOs is highly dependent on market conditions. Investing in IPOs may significantly affect the performance of a Fund.

ADMINISTRATOR

     Effective July 1, 2004, AXIA Investment Management serves as general manager and administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker- dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. Prior to July 1, 2004, BISYS Fund Services Ohio, Inc. ("BISYS") served as the Administrator to the Funds.

     Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds' financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds' operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.


     The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twelve one hundredths of one percent (0.12%) of each Money Market Fund's average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.


     The Administrator received the following fees for management and administrative services for the U.S. Treasury Fund, the Cash Management Fund, and the Tax-Free Money Market Fund:


                                     FISCAL YEAR ENDED            FISCAL YEAR ENDED               PERIOD ENDED
                                      AUGUST 31, 2006              AUGUST 31, 2005            AUGUST 31, 2004****
                                --------------------------   --------------------------   --------------------------
                                               ADDITIONAL                   ADDITIONAL                   ADDITIONAL
                                   PAID      AMOUNT WAIVED      PAID      AMOUNT WAIVED      PAID      AMOUNT WAIVED
                                ----------   -------------   ----------   -------------   ----------   -------------
U.S. Treasury Fund*             $1,316,120     $  768,912    $1,661,551      $221,012     $1,372,764      $108,134
Cash Management Fund**          $1,186,473     $1,212,475    $1,465,082      $564,637     $1,506,225      $491,301
Tax-Free Money Market Fund***           --     $  520,196    $   38,071      $132,945             --            --

----------
* Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund. The fees listed in this chart include fees paid by both the Institutional U.S. Treasury Fund and the U.S. Treasury Fund prior to the merger.



** Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund. The fees listed in this chart include fees paid by both the Institutional Cash Management Fund and the Cash Management Fund prior to the merger.


***  The Tax-Free Money Market Fund commenced operations on April 11, 2005.

**** The figures reflect fees received by the current and former Administrator for the fiscal year ended August 31, 2004.

     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

SUB-ADMINISTRATOR

     Effective July 1, 2004, BISYS became the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BISYS. While BISYS is a distinct legal entity from BISYS LP (each Fund's Distributor), BISYS is considered to be an affiliated person of BISYS LP under the 1940 Act due to, among other things, the fact that BISYS is owned by substantially the same persons that directly or indirectly own BISYS LP. Pursuant to this agreement, BISYS assumed many of the Administrator's duties, for which BISYS receives a fee, paid by the Administrator, calculated at an annual rate of three one-hundredths of one percent (0.03%) of each Fund's average net assets (except the Tax-Free Money Market Fund). BISYS and the Funds have entered into an Omnibus Fee Agreement with respect to the Tax-Free Money Market Fund pursuant to which the amount of compensation shall be calculated at the annual rate of ten one-hundredths of one percent (0.10%) of the average daily net assets of that Fund. In addition to administrative services, this annual rate includes compensation for transfer agency and fund accounting services provided by BISYS.

     Prior to July 1, 2004 BOK served as the Sub-Administrator to the Funds.

     The following fees were paid to the Sub-Administrator for services for the U.S. Treasury Fund, the Cash Management Fund, and the Tax-Free Money Market
Fund:


                                                                          FISCAL YEAR       FISCAL YEAR
                                FISCAL YEAR ENDED   FISCAL YEAR ENDED         ENDED            ENDED          PERIOD ENDED
                                 AUGUST 31, 2006     AUGUST 31, 2006    AUGUST 31, 2005   AUGUST 31, 2005   AUGUST 31, 2004
                                       PAID              WAIVED              PAID              WAIVED           PAID****
                                -----------------   -----------------   ---------------   ---------------   ---------------
U.S. Treasury Fund*                  $318,583                 --            $290,111               --           $343,859
Cash Management Fund**               $365,532                 --            $313,134               --           $465,384
Tax-Free Money Market Fund***        $128,170           $131,083                  --          $63,141                 --



----------
* Pursuant to a reorganization on January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund. The fees listed in this chart include fees paid by both Funds prior to the merger.



** Pursuant to a reorganization on January 2, 2007, the Institutional Cash Management Fund merged into the Cash Management Fund. The fees listed in this chart include fees paid by both Funds prior to the merger.


***  The Tax-Free Money Market Fund commenced operations on April 11, 2005.

**** The figures reflect fees received by the current and former
     Sub-Administrator for the fiscal year ended August 31, 2004.

DISTRIBUTOR

     BISYS LP serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds. BISYS LP is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

     Cash and securities owned by each of the Funds are held by BOK as custodian. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds' Board of Trustees concerning the Funds' operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.


     Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of one one hundredths of one percent (0.01%) of such Fund's average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.


     BISYS serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds. Under the Transfer Agency Agreement, BISYS has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds' Board of Trustees concerning the Funds' operations.

     Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS an annual fee of two one-hundredths of one percent (0.02%) of each Fund's average daily net assets (except the Tax-Free Money Market Fund). BISYS receives a fee from the Funds on behalf of the Tax-Free Money Market Fund for such services based upon total net assets in that Fund pursuant to an Omnibus Fee Agreement (see "Sub-Administrator" above). In addition to the annual per fund fee, BISYS is entitled to receive an annual per account fee of $15.00 for each IRA account and the following annual fees:

                       RETAIL-LOAD        RETAIL-NO-LOAD        INSTITUTIONAL
                   ------------------   ------------------   ------------------
Daily Dividend:    $25.00 per account   $21.00 per account   $17.00 per account
Annual Dividend:   $23.00 per account   $19.00 per account   $15.00 per account

     BISYS is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.

     BISYS serves as fund accountant for each Fund pursuant to a Fund Accounting Agreement with the Funds. As fund accountant for the Funds, BISYS prices the Funds' Shares, calculates the Funds' net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS is entitled to receive a fee from each Fund (except the Tax-Free Money Market Fund) as follows: two and one-half one-hundredths of one percent (0.025%) of average net assets of each Fund. BISYS receives a fee from the Funds on behalf of the Tax-Free Money Market Fund for such services based upon total net assets in that Fund pursuant to an Omnibus Fee Agreement (see "Sub-Administrator" above). BISYS is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Fund Accounting Agreement. BISYS may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund's net income available for distribution as dividends.

LEGAL AND REGULATORY MATTERS


     On September 26, 2006, BISYS Fund Services, Inc., an affiliate of BISYS, which provides various services to the Trust as described above, reached a settlement with the SEC related to BISYS Fund Services, Inc.'s past marketing arrangements with advisers to certain of its mutual fund clients. Under the terms of the settlement, BISYS Fund Services, Inc. consented to the entry of an Order by the SEC (the "SEC/BISYS Order"). In the SEC/BISYS Order, the SEC determined that BISYS Fund Services, Inc. had "willfully aided and abetted and caused" (1) the investment advisers to 27 different families of mutual funds to violate provisions of the Investment Advisers Act of 1940 (the "Advisers Act") that prohibit fraudulent conduct; (2) the investment advisers to the 27 fund families to violate provisions of the 1940 Act that prohibit the making of any untrue statement of a material fact in a registration statement filed by a mutual fund with the SEC; and (3) the 27 fund families to violate provisions of the 1940 Act that require the disclosure and inclusion of all distribution arrangements and expenses in the fund's 12b-1 fee plan. The Funds were one of the 27 fund families and AXIA Investment Management was one of the 27 advisers to which the SEC referred.

     The SEC found that, between 1999 and 2004, BISYS Fund Services, Inc. maintained marketing arrangements with the 27 advisers under which BISYS Fund Services, Inc. rebated to the advisers a portion of the administration fees received by BISYS Fund Services, Inc. from the 27 fund families. The SEC found that the BISYS Fund Services, Inc. arrangements were not disclosed to the fund boards and the marketing budgets were actually assets of the funds. The SEC also found that the arrangements were not disclosed to shareholders of any of the 27 funds until 2003 and that the disclosures which were then made by the funds were incomplete and misleading. In the SEC/BISYS Order, BISYS Fund Services, Inc. agreed, among other things, to disgorge certain monies and pay a civil penalty.



     It remains unclear the extent to which the Funds and their service providers are or may be affected by the SEC investigation of BISYS Fund Services, Inc. (which is ongoing) or by the SEC/BISYS Order. Neither the Funds nor AXIA Investment Management were parties to the SEC/BISYS Order, nor are the Funds or AXIA Investment Management bound by the order or its findings.



     In October 2006, AXIA Investment Management informed the Funds that the SEC was initiating a special examination of AXIA Investment Management, focusing on the subjects of the SEC/BISYS Order. As of the date of this Statement, the SEC has not initiated an examination of the Funds. It remains unclear the extent to which the Funds and their service providers are or may be affected by these matters, individually or collectively. The Board of Trustees has formed a special review committee of independent trustees to investigate these matters.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio, 43215, serves as independent registered public accountants for the Funds.

LEGAL COUNSEL

     Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Ste. 900, Washington, D.C. 20005 are counsel to the Funds.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES


     Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise ten series of Shares which represent interests in the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (formerly the Institutional Tax-Free Money Market
Fund), the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund. The Aggressive Growth Fund was liquidated on February 19, 1999 and the Growth Equity Fund was liquidated on March 31, 2006. On January 2, 2007, the Institutional U.S. Treasury Fund merged into the U.S. Treasury Fund, the Institutional Cash Management Fund merged into the Cash Management Fund, and the Institutional Tax-Free Money Market Fund changed its name to the Tax-Free Money Market Fund. The Funds offer both No-Load Investor Class ("Investor Class") and Institutional Class Shares for the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund. The Funds offer Administrative Class, Service Class, Institutional Class and Select Class shares for the U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

     The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.

MISCELLANEOUS

     The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two- thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

     The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.

     The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC's website at http://www.sec.gov or from the SEC upon payment of the prescribed fee.


     The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information. As of December 18, 2006, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74102-2300) and its bank affiliates were the Shareholder of record of 99.66% of the Institutional U.S. Treasury Fund's shares, 99.45% of the U.S. Treasury Fund's Shares, 99.14% of the Institutional Cash Management Fund's shares, 98.77% of the Cash Management Fund's Shares, and 98.30% of the Tax-

Free Money Market Fund's shares.


     As of December 18, 2006, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to 17% of the Institutional U.S. Treasury Fund's shares, 1% of the U.S. Treasury Fund's shares, 30% of the Institutional Cash Management Fund's shares, 12% of the Cash Management Fund's shares, and 83% of the Tax-Free Money Market Fund's shares. As a consequence of the aforementioned voting or investment power, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.



     As of December 18, 2006 the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of the U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund.



     The following table indicates each person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Institutional U.S. Treasury Fund, the U.S. Treasury Fund, the Institutional Cash Management Fund, the Cash Management Fund and the Tax-Free Money Market Fund as of December 18, 2006:



                                      PERCENT OF THE
                                       CLASS TOTAL
                                      ASSETS HELD BY
FUND/CLASS                           THE SHAREHOLDER
----------                           ---------------
INSTITUTIONAL U.S. TREASURY FUND
NABANK & CO                               99.66%
PO BOX 2180
TULSA, OK 74101

U.S. TREASURY FUND
NABANK & CO                               99.45%
PO BOX 2180
TULSA, OK 74101

INSTITUTIONAL CASH MANAGEMENT FUND
NABANK & CO                               99.14%
PO BOX 2180
TULSA, OK 74101

CASH MANAGEMENT FUND
NABANK & CO                               98.77%
PO BOX 2180
TULSA, OK 74101

TAX-FREE MONEY MARKET FUND
NABANK & CO                               98.30%
PO BOX 74101
TULSA, OK 74101

                              FINANCIAL STATEMENTS

     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds' Annual Report for the fiscal year ended August 31, 2006, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of August 31, 2006 may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.


                                    APPENDIX



     The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch IBCA. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


     LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

     Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

     Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     Description of the three highest long-term debt ratings by Fitch IBCA (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA Obligations which have the highest rating assigned by Fitch IBCA. Capacity for timely repayment of principal and interest is extremely strong relative to other obligors in the same country.

AA Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.

A Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

     SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     S&P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

     Moody's description of its two highest short-term loan/municipal note ratings:

     MIG-1/VMIG-1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

PART C. OTHER INFORMATION

     Item 23. Exhibits

          (a) Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

          (b) Bylaws of the Registrant's Board of Trustees, Amended and Restated October 27, 2005, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 37 to the Funds' Registration Statement (filed December 30, 2005).

          (c) Article III, Section 4 and 5, Article V, Article VIII, Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to
               Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

               Article 9, Article 10, Section 6, Article 11 and Article 13 of the Bylaws of the Registrant's Board of Trustees, Amended and Restated October 27, 2005, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 37 to the Funds' Registration Statement (filed December 30, 2005).

          (d) Investment Advisory Agreement between Registrant and BOk Investment Advisers, Inc. dated May 12, 2001 is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 27 to the Funds' Registration Statement (filed December 28, 2001).

          (d)(1) Form of Amended Schedule A to the Investment Advisory Agreement is filed herewith.

          (e)(1) Form of Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership dated August 1, 2005, including Schedules A, B, C and D, is incorporated by reference to Exhibit
               (e)(1) to Post-Effective Amendment No. 37 to the Funds' Registration Statement (filed December 30, 2005).

          (f)  None.

          (g)(1) Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(a) to

               Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

          (g)(2) Form of Amended Schedule A to Custodian Agreement is filed herewith.

          (g)(3) Form of Amended Schedule B to Custodian Agreement is filed herewith.

          (h)(1) Form of Administration Agreement between Registrant and BOk Investment Advisers, Inc. dated July 1, 2004, including Schedule A, is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 34 to the Funds' Registration Statement (filed October 29, 2004).

          (h)(2) Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated July 1, 2004, including Schedules B, C, and D, is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 35 to the Funds' Registration Statement (filed December 29, 2004).

          (h)(3) Form of Amended Schedule A to the Transfer Agency Agreement is filed herewith.

          (h)(4) Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated July 1, 2004, including Schedule B, is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 35 to the Funds' Registration Statement (filed December 29, 2004).

          (h)(5) Form of Amended Schedule A to the Fund Accounting Agreement is filed herewith.

          (h)(6) Amendment to Fund Accounting Agreement dated July 21, 2006 is filed herewith.

          (h)(7) Form of Sub-Administration Agreement between BISYS Fund Services Ohio, Inc. and BOk Investment Services, Inc., including Schedules B, is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 34 to the Funds' Registration Statement (filed October 29, 2004).

          (h)(8) Form of Amended Schedule A to Sub-Administration Agreement is filed herewith.

          (h)(9) Form of Trade Processing Agreement between Registrant and BISYS Retirement Services, Inc. dated October 17, 2003 is incorporated by reference to Exhibit (h)(5) to Post-Effective

               Amendment No. 30 to the Funds' Registration Statement (filed October 27, 2003).

          (h)(10) Form of Trade Processing Agreement between Registrant and Bank of Oklahoma, N.A. dated October 17, 2003 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 30 to the Funds' Registration Statement (filed October 27, 2003).

          (h)(11) Omnibus Fee Agreement for the Institutional Tax-Free Money Market Fund between Registrant and BISYS Fund Services Ohio, Inc. dated July 1, 2004, is incorporated by reference to Exhibit
               (h)(7) to Post-Effective Amendment No. 35 to the Funds' Registration Statement (filed December 29, 2004).

          (h)(12) Form of Compliance Services Agreement between Registrant and BISYS Fund Services Ohio, Inc., including Schedule A, is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 35 to the Funds' Registration Statement (filed December 29, 2004).

          (h)(13) Amendment to Compliance Services Agreement dated October 1, 2006 is filed herewith.

          (h)(14) Shareholder Servicing Plan dated July 20, 2006, is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 38 to the Fund's Registration Statement (filed October 31, 2006).


          (i)  Opinion of Ropes & Gray LLP is filed herewith.

          (j)(1) Consent of Ropes & Gray LLP is filed herewith.

          (j)(2) Consent of KPMG LLP is filed herewith.

          (k)  Omitted Financial Statements: None.

          (l) Purchase Agreement dated August 3, 1990 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

          (m)(1) Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 7 to the Funds' Registration Statement (filed December 16, 1993).

          (m)(2) Servicing Agreement with Respect to Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 15(b) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

          (m)(3) Servicing Agreement with Respect to Distribution Assistance and Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 15(c) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

          (n) Multiple Class Plan dated October 30, 2006, including Schedule A, is filed herewith.

          (o)  None.

          (p)(1) Code of Ethics for the American Performance Funds is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 32 to the Funds' Registration Statement (filed May 17, 2004).

          (p)(2) Code of Ethics for Bank of Oklahoma, N.A. is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 22 to the Funds' Registration Statement (filed September 25, 2000).

          (p)(3) Code of Ethics for BISYS Fund Services, revised January 1, 2006, is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 38 to the Fund's Registration Statement (filed October 31, 2006).

          (p)(4) Code of Ethics for BOk Investment Advisers, Inc. is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 32 to the Funds' Registration Statement (filed May 17, 2004).

     Item 24. Persons Controlled by or under Common Control with Registrant

     There are no persons controlled or under common control with the Registrant.

     Item 25. Indemnification

          Article VIII of Registrant's Agreement and Declaration of Trust, filed or incorporated by reference as Exhibit (a) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of Registrant's principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 26. Business and Other Connections of Investment Adviser

          AXIA Investment Management, Inc. (formerly BOk Investment Advisers) ("AXIA Investment Management") serves as Registrant's investment adviser.

          To the knowledge of Registrant, none of the directors or officers of AXIA Investment Management is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature.

          The address of AXIA Investment Management is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.

          The address of Bank of Oklahoma, N.A. is P.O. Box 2300, Tulsa, Oklahoma 74192. The address of BOK Financial Corporation is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.

     Item 27. Principal Underwriters.

          Item 27(a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

          Allianz Variable Insurance Products Fund of Funds Trust
          Allianz Variable Insurance Products Trust
          American Independence Funds Trust
          American Performance Funds
          The Bjurman, Barry Funds
          The Coventry Group
          Coventry Funds Trust
          Excelsior Funds, Inc.
          Excelsior Funds Trust
          Excelsior Tax-Exempt Funds, Inc.
          First Focus Funds, Inc.
          Capital One Funds
          Giant 5 Funds
          The Hirtle Callaghan Trust
          HSBC Advisor Funds Trust
          HSBC Investor Funds
          Legacy Funds Group
          Pacific Capital Funds
          STI Classic Funds
          STI Classic Variable Trust
          The Blue Fund Group
          Vintage Mutual Funds, Inc.

          BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

          Item 27(b) Information about Directors and Officers of BISYS is as follows:

Name and Address     Position with Underwriter
----------------     -------------------------
Brian K. Bey         President and Director
Elliott Dobin        Secretary
Andrew H. Byer       Chief Compliance Officer

Wayne A. Rose        Assistant Chief Compliance Officer
James E. (Ed) Pike   Financial and Operations Principal

          Item 27(c) Not applicable.

     Item 28. Location of Accounts and Records

          (1) AXIA Investment Management, Inc., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Investment Adviser and Administrator).

          (2) AMR Investment Services, Inc., P.O. Box 619003, Dallas/Ft. Worth Airport, Texas 75261-9003 (records relating to its function as former Sub-Investment Adviser).

          (3) BISYS Fund Services, LP, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Distributor).

          (4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Sub-Administrator, Transfer Agent, and Fund Accountant).

          (5) Bank of Oklahoma, N.A., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Custodian).

          (6) Ropes & Gray LLP, One Metro Center, 700 12th Street, Suite 900, Washington, D.C. 20005 (Agreement and Declaration of Trust, Bylaws and Minute Books).

     Item 29. Management Services

          N/A.

     Item 30. Undertakings

          (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

          (b) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 39 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 29th day of December of 2006.

                                        American Performance Funds


                                        By: */s/ Jennifer Hankins
                                            -------------------------
                                            Jennifer Hankins
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                               Title               Date
---------                               -----               ----


*/s/ Jennifer Hankins                   President, Chief    December 29, 2006
-------------------------------------   Executive Officer
Jennifer Hankins


*/s/ Trent Statczar                     Treasurer, Chief    December 29, 2006
-------------------------------------   Financial Officer
Trent Statczar


*/s/ Michael J. Hall                    Trustee             December 29, 2006
-------------------------------------
Michael J. Hall


*/s/ I. Edgar Hendrix                   Trustee             December 29, 2006
-------------------------------------
I. Edgar Hendrix


*/s/ D'Ray Moore                        Trustee             December 29, 2006
-------------------------------------
D'Ray Moore


* By: /s/ Alan G. Priest
      -------------------------------
      Alan G. Priest, As
      Attorney-in-Fact Pursuant to
      Powers of Attorney Filed
      Herewith.

                                POWER OF ATTORNEY

Jennifer J. Hankins, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: October 6, 2005                  /s/ Jennifer J. Hankins
                                        ----------------------------------------
                                        Jennifer J. Hankins

                                POWER OF ATTORNEY

     Trent Statczar, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: August 8, 2002                   /s/ Trent Statczar
                                        ----------------------------------------
                                        Trent Statczar

                                POWER OF ATTORNEY

     Michael J. Hall, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: July 25, 2002                    /s/ Michael J. Hall
                                        ----------------------------------------
                                        Michael J. Hall

                                POWER OF ATTORNEY

     I. Edgar Hendrix, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: July 25, 2002                    /s/ I. Edgar Hendrix
                                        ----------------------------------------
                                        I. Edgar Hendrix

                                POWER OF ATTORNEY

D'Ray Moore, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: November 24, 2004                /s/ D'Ray Moore
                                        ----------------------------------------
                                        D'Ray Moore

                                  EXHIBIT INDEX


EXHIBIT
NO.       DESCRIPTION
-------   -----------
(d)(1)    Form of Amended Schedule A to the Investment Advisory Agreement

(g)(2)    Form of Amended Schedule A to Custody Agreement

(g)(3)    Form of Amended Schedule B to Custody Agreement

(h)(3)    Form of Amended Schedule A to the Transfer Agency Agreement

(h)(5)    Form of Amended Schedule A to Fund Accounting Agreement

(h)(6)    Amendment to the Fund Accounting Agreement

(h)(8)    Form of Amended Schedule A to the Sub-Administration Agreement

(h)(13)   Amendment to the Compliance Services Agreement

(i)       Opinion of Ropes & Gray LLP

(j)(1)    Consent of Ropes & Gray LLP

(j)(2)    Consent of KPMG LLP

(n)(1)    Multiple Class Plan